UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number    811-05518
                                                 -------------------------

                               The RBB Fund, Inc.
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             300 East Lombard Street
                               Baltimore, MD 21202
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                       The Corporation Trust Incorporated
                             300 East Lombard Street
                               Baltimore, MD 21202
       -------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-792-2555
                                                           -------------

                       Date of fiscal year end: August 31, 2004
                                               ----------------

                    Date of reporting period: August 31, 2004
                                             ----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


================================================================================
                                THE BEDFORD CLASS

                                       OF
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO


   ANNUAL REPORT
   AUGUST 31, 2004
================================================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 PRIVACY NOTICE
                                   (UNAUDITED)


The RBB Fund, Inc. MONEY MARKET PORTFOLIO (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 533-7719.

October 2004


                          NOT PART OF THE ANNUAL REPORT

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees; and (2) ongoing costs, including management fees; distribution fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from March 1, 2004 through August 31, 2004.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                           MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                             ----------------------------------------------------------
                                                BEGINNING              ENDING            EXPENSES PAID
                                              ACCOUNT VALUE         ACCOUNT VALUE           DURING
                                              MARCH 1, 2004        AUGUST 31, 2004          PERIOD*
                                             --------------        ---------------       -------------
   Actual                                       $1,000.00             $1,001.50              $4.73
   Hypothetical (5% return before expenses)      1,000.00              1,020.32               4.78

                                                        MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                             ---------------------------------------------------------
                                                BEGINNING              ENDING            EXPENSES PAID
                                              ACCOUNT VALUE         ACCOUNT VALUE           DURING
                                              MARCH 1, 2004        AUGUST 31, 2004          PERIOD*
                                             --------------        ---------------       -------------
   Actual                                       $1,000.00             $1,005.30              $1.01
   Hypothetical (5% return before expenses)      1,000.00              1,024.08               1.02

* Expenses are equal to the Fund's annualized expense ratio of 0.94% for the Bedford Class shares and 0.20% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

        SECURITY                                      % OF NET
          TYPE                                         ASSETS          VALUE
        --------                                      --------     ------------

Short Term Investments:
   Certificates of Deposit ........................     23.2%      $ 49,399,439
   Commercial Paper ...............................     18.9%        40,351,733
   Variable Rate Obligations ......................     14.2%        30,195,000
   Agency Obligations .............................      9.6%        20,493,893
   Master Notes ...................................      0.0%           100,000
   Repurchase Agreements ..........................     34.0%        72,600,000
Other Assets in
Excess of Liabilities .............................      0.1%           232,522
                                                      ------       ------------
Net Assets -- 100.0% ..............................    100.0%      $213,372,587
                                                      ======       ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2004

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
CERTIFICATES OF DEPOSIT--23.2%
BANKS--6.8%
Wells Fargo Bank, N.A.
   1.530%, 09/13/04 ...............................      $14,400    $ 14,400,000
                                                                    ------------
DOMESTIC CERTIFICATES OF DEPOSIT--12.2%
Citibank, N.A.
   1.525%, 10/04/04 ...............................       14,000      14,000,192
Washington Mutual Bank
   1.640%, 11/03/04 ...............................       12,000      12,000,000
                                                                    ------------
                                                                      26,000,192
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--4.2%
Foreningssparbanken AB (Swedbank)
   1.440%, 03/01/05 ...............................        6,000       5,999,555
Societe Generale
   1.440%, 05/09/05 ...............................        3,000       2,999,692
                                                                    ------------
                                                                       8,999,247
                                                                    ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $49,399,439) .........................                   49,399,439
                                                                    ------------
COMMERCIAL PAPER--18.9%
ASSET BACKED SECURITIES--15.9%
Emerald Certificates
   1.650%, 10/27/04 ...............................       12,000      11,969,200
Lockhart Funding LLC
   1.630%, 11/08/04 ...............................       10,000       9,969,211
Solitaire Funding LLC
   1.560%, 10/07/04 ...............................       12,000      11,981,280
                                                                    ------------
                                                                      33,919,691
                                                                    ------------
INSURANCE--3.0%
Irish Life & Permanent P.L.C.
   1.540%, 10/18/04 ...............................        6,445       6,432,042
                                                                    ------------
     TOTAL COMMERCIAL PAPER
       (Cost $40,351,733) .........................                   40,351,733
                                                                    ------------


                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
VARIABLE RATE OBLIGATIONS--14.2%
ASSET BACKED SECURITIES--1.0%
Racers Trust 2004-6-MM++
   1.610%, 09/22/04 ...............................      $ 1,000    $  1,000,000
SMM Trust 2004-G++
   1.327%, 09/03/04 ...............................        1,195       1,195,000
                                                                    ------------
                                                                       2,195,000
                                                                    ------------
BANKS--5.6%
HBOS Treasury Services P.L.C.++
   1.579%, 09/24/04 ...............................       10,000      10,000,000
Westpac Banking Corp.++
   1.408%, 09/13/04 ...............................        2,000       2,000,000
                                                                    ------------
                                                                      12,000,000
                                                                    ------------
LIFE INSURANCE--2.4%
MetLife Global Funding++
   1.680%, 09/28/04 ...............................        5,000       5,000,000
                                                                    ------------
SECURITY BROKERS & DEALERS--5.2%
Merrill Lynch & Co., Inc.++
   1.550%, 10/05/04 ...............................       11,000      11,000,000
                                                                    ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $30,195,000) .........................                   30,195,000
                                                                    ------------
AGENCY OBLIGATIONS--9.6%
Federal Home Loan Bank
   1.344%, 09/13/04 ...............................        8,000       7,995,044
   1.425%, 04/04/05 ...............................        2,500       2,500,000
Federal National Mortgage Association
   1.640%, 11/18/04 ...............................       10,000       9,998,849
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $20,493,893) .........................                   20,493,893
                                                                    ------------


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 2004

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
MASTER NOTES--0.0%
Morgan Stanley Mortgage Capital
   1.733%, 09/01/04 ...............................      $   100    $    100,000
                                                                    ------------
     TOTAL MASTER NOTES
       (Cost $100,000) ............................                      100,000
                                                                    ------------
REPURCHASE AGREEMENTS--34.0%
Goldman, Sachs & Co.
   (Tri-Party Agreement dated
   08/31/04 to be repurchased at
   $30,001,325 collateralized by
   $30,060,360 Federal Home Loan
   Mortgage Corporation Bonds at a
   rate of 4.50% to 6.00%, due
   11/15/28 to 04/15/32. Market
   Value of collateral is $30,900,000.)
   1.590%, 09/01/04 ...............................       30,000      30,000,000
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   08/31/04 to be repurchased at
   $2,600,113 collateralized by
   $2,614,000 U.S. Treasury Notes
   at a rate of 4.25%, due 11/15/13
   Market Value of collateral is
   $2,666,000.)
   1.560%, 09/01/04 ...............................        2,600       2,600,000
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   08/31/04 to be repurchased at
   $40,001,767 collateralized by
   $41,887,394 Federal National
   Mortgage Association Bonds at
   a rate of 5.00%, due 08/01/34.
   Market Value of collateral is
   $41,603,802.)
   1.590%, 09/01/04 ...............................       40,000      40,000,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $72,600,000) .........................                   72,600,000
                                                                    ------------


                                                                       VALUE
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $213,140,065) ............................                 $213,140,065
                                                                    ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% ...........................                      232,522
                                                                    ------------
NET ASSETS (Applicable to
   72,001,861 Bedford shares
   and 141,372,745 Sansom
   Street shares)--100.0% .........................                 $213,372,587
                                                                    ============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($213,372,587 / 213,374,606) ...................                        $1.00
                                                                           =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Bedford Share
   ($72,000,732 / 72,001,861) .....................                        $1.00
                                                                           =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Sansom Street Share
   ($141,371,855 / 141,372,745) ...................                        $1.00
                                                                           =====

++ Variable Rate Obligations -- The interest rate shown is the rate as of August
   31, 2004 and the maturity date shown is the next interest rate readjustment date or the maturity date.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2004

Investment Income
   Interest .............................................            $2,989,573
                                                                     ----------
Expenses
   Investment advisory and administration fees ..........             1,170,757
   Distribution and service fees ........................               519,349
   Transfer agent fees ..................................               120,175
   Printing fees ........................................                97,001
   Custodian fees .......................................                60,794
   Legal fees ...........................................                43,764
   Directors' and Officer's fees ........................                36,533
   Audit fees ...........................................                36,275
   Insurance fees .......................................                10,152
   Registration fees ....................................                 8,500
   Service organization fees ............................                 6,300
   Miscellaneous ........................................                 4,353
                                                                     ----------
        Total Expenses ..................................             2,113,953

   Less fees waived .....................................              (911,521)
   Less expense reimbursement by advisor ................               (78,531)
                                                                     ----------
        Net total expenses ..............................             1,123,901
                                                                     ----------

Net investment income ...................................             1,865,672
                                                                     ----------
Realized loss on investments ............................                (2,019)
                                                                     ----------
Net increase in net assets resulting from operations ....            $1,863,653
                                                                     ==========

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            FOR THE             FOR THE
                                                                                          YEAR ENDED           YEAR ENDED
                                                                                        AUGUST 31, 2004      AUGUST 31, 2003
                                                                                        ---------------      ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ....................................................              $  1,865,672         $  2,499,023
  Net gain/(loss) on investments ...........................................                    (2,019)               3,622
                                                                                          ------------         ------------
  Net increase in net assets resulting from operations .....................                 1,863,653            2,502,645
                                                                                          ------------         ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .........................................................                  (202,921)            (377,857)
    Sansom Street shares ...................................................                (1,662,751)          (2,121,166)
Distributions to shareholders from
  Net realized short-term gains:
    Bedford shares .........................................................                    (1,077)             (42,292)
    Sansom Street shares ...................................................                    (2,545)             (96,036)
                                                                                          ------------         ------------

      Total distributions to shareholders ..................................                (1,869,294)          (2,637,351)
                                                                                          ------------         ------------
Net capital share transactions (See Note 3) ................................               (65,400,496)         (18,176,747)
                                                                                          ------------         ------------
Total decrease in net assets ...............................................               (65,406,137)         (18,311,453)
Net Assets:
  Beginning of year ........................................................               278,778,724          297,090,177
                                                                                          ------------         ------------
  End of year ..............................................................              $213,372,587         $278,778,724
                                                                                          ============         ============

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                 THE BEDFORD CLASS
                                           --------------------------------------------------------------------------------------
                                              FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                               YEAR              YEAR              YEAR              YEAR              YEAR
                                               ENDED             ENDED             ENDED             ENDED             ENDED
                                          AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000
                                          ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year ........   $  1.00          $   1.00          $   1.00           $   1.00          $   1.00
                                              -------          --------          --------           --------          --------
Income from investment operations:
   Net investment income ..................    0.0025            0.0046            0.0157             0.0460            0.0512
   Net gains on securities ................        --            0.0005                --                 --                --
                                              -------          --------          --------           --------          --------
     Total from investment
       operations .........................    0.0025            0.0051            0.0157             0.0460            0.0512
                                              -------          --------          --------           --------          --------
Less distributions
   Dividends (from net investment
     income) ..............................   (0.0025)          (0.0046)          (0.0157)           (0.0460)          (0.0512)
   Distributions (from capital gains) .....        --           (0.0005)               --                 --                --
                                              -------          --------          --------           --------          --------
     Total distributions ..................   (0.0025)          (0.0051)          (0.0157)           (0.0460)          (0.0512)
                                              -------          --------          --------           --------          --------
Net asset value, end of year ..............   $  1.00          $   1.00          $   1.00           $   1.00          $   1.00
                                              =======          ========          ========           ========          ========
Total Return ..............................      0.25%             0.53%             1.59%              4.70%             5.24%

Ratios /Supplemental Data
   Net assets, end of year (000) ..........   $72,001          $ 80,406          $ 52,878           $676,964          $423,977
   Ratios of expenses to average
     net assets(a) ........................       .94%              .98%             1.00%              1.00%              .97%
   Ratios of net investment income
     to average net assets ................       .24%              .46%             1.75%              4.46%             5.15%

(a)  Without the waiver of advisory,  administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.34%, 1.30%, 1.25%,
     1.19% and 1.05% for the years ended August 31, 2004, 2003, 2002, 2001 and 2000, respectively.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                              THE SANSOM STREET CLASS
                                           --------------------------------------------------------------------------------------
                                              FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                               YEAR              YEAR              YEAR              YEAR              YEAR
                                               ENDED             ENDED             ENDED             ENDED             ENDED
                                          AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000
                                          ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year ........   $   1.00         $   1.00          $   1.00           $   1.00          $   1.00
                                              --------         --------          --------           --------          --------
Income from investment operations:
   Net investment income ..................     0.0100           0.0114            0.0209             0.0511            0.0560
   Net gains on securities ................         --           0.0005                --                 --                --
                                              --------         --------          --------           --------          --------
     Total net income from investment
       operations .........................     0.0100           0.0119            0.0209             0.0511            0.0560
                                              --------         --------          --------           --------          --------
Less distributions
   Dividends (from net investment
     income) ..............................    (0.0100)         (0.0114)          (0.0209)           (0.0511)          (0.0560)
   Distributions (from capital gains) .....         --          (0.0005)               --                 --                --
                                              --------         --------          --------           --------          --------
     Total distributions ..................    (0.0100)         (0.0119)          (0.0209)           (0.0511)          (0.0560)
                                              --------         --------          --------           --------          --------
Net asset value, end of year ..............   $   1.00         $   1.00          $   1.00           $   1.00          $   1.00
                                              ========         ========          ========           ========          ========
     Total Return .........................       1.00%            1.21%             2.11%              5.23%             5.75%


Ratios/Supplemental Data
   Net assets, end of year (000) ..........   $141,372         $198,373          $244,212           $201,632          $326,745
   Ratios of expenses to average
     net assets(a) ........................        .20%             .30%              .49%               .49%              .49%
   Ratios of net investment income to
     average net assets ...................        .98%            1.14%             2.10%              5.23%             5.42%

(a)  Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .59%, .57%, .64%, .61% and .61% for the years ended August 31, 2004,
     2003, 2002, 2001 and 2000, respectively.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2004


NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fourteen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprises the RBB family of funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.073 billion shares are currently classified into ninety-seven classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families," seven of which have begun investment operations.

              A) SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

              C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to distributions and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2004


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC") have entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

              PORTFOLIO                             ANNUAL RATE
     --------------------------    ---------------------------------------------
     Money Market Portfolio        .45% of first $250 million of net assets;
                                   .40% of next $250 million of net assets;
                                   .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2004, advisory fees and waivers for the investment portfolio were as follows:

                                              GROSS                        NET
                                            ADVISORY                    ADVISORY
                                               FEE          WAIVER         FEE
                                           ----------     ----------    --------
     Money Market Portfolio                $1,129,619     $(911,521)    $218,098

     As of August 31, 2004, the Portfolio owed BIMC $17,525 in advisory fees.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by RBB and PFPC. This agreement commenced on June 1, 2003. This fee is allocated among all funds in proportion to their net assets of the RBB funds. The Portfolio's portion of this fee for the period September 1, 2003 to August 31, 2004 was $41,138.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2004


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The investment advisor/administrator may voluntarily waive and/or reimburse the Portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the year ended August 31, 2004, the expense caps were as follows:

     PORTFOLIO                          CLASS OF SHARES              EXPENSE CAP
     ---------                          ---------------              -----------
     Money Market Portfolio             Bedford                          0.97%
                                        Sansom Street                    0.20%

     PFPC Distributors, Inc. (the "Distributors") has voluntarily agreed to temporarily waive distribution and service (12b-1) fees of the Portfolio to the extent necessary so that the Portfolio's current yield quotation on any day will not be less than 0.20% of average daily net assets.

     Reimbursed expenses for the year ended August 31, 2004 were $78,531 for the Portfolio.

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Fund has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford Class and up to .20% on an annualized basis for the Sansom Street Class. The Sansom Street Class did not make any payments for the year.

     For the fiscal year ended August 31, 2004, distribution fees paid to PFPC Distributors for each class were as follows:

                                                                    DISTRIBUTION
                                                                         FEE
                                                                    ------------
                      Money Market Portfolio
                          Bedford Class                               $519,349
                          Sansom Street Class                               --
                                                                      --------
                              Total Money Market Portfolio            $519,349
                                                                      ========

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 2004, transfer agency fees for each class of shares within the investment portfolio were as follows:

                                                                 TRANSFER AGENCY
                                                                       FEE
                                                                 ---------------
                      Money Market Portfolio
                          Bedford Class                             $ 87,300
                          Sansom Street Class                         32,875
                                                                    --------
                              Total Money Market Portfolio          $120,175
                                                                    ========

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2004


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC Trust Co. provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

          PORTFOLIO                         ANNUAL RATE
     ------------------------   ------------------------------------------------
     Money Market Portfolio     .025% of first $50 million of gross assets;
                                .020% of next $50 million of gross assets;
                                .015% of gross assets in excess of $100 million.

     The Fund has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 2004, service organization fees were $6,300 for the Money Market Portfolio.

     As of August 31, 2004, the Portfolio owed PFPC and its affiliates $62,006 for their services.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                            FOR THE             FOR THE
                                                                          YEAR ENDED          YEAR ENDED
                                                                        AUGUST 31, 2004     AUGUST 31, 2003
                                                                        ---------------     ---------------
                                                                             VALUE               VALUE
                                                                        ---------------     ---------------
Shares sold:
    Bedford Class                                                       $   386,514,072     $   312,708,677
    Sansom Street Class                                                   1,920,438,260       1,864,927,379
                                                                        ---------------     ---------------
       Total Shares Sold                                                  2,306,952,332       2,177,636,056
Shares issued on reinvestment of dividends:
    Bedford Class                                                               198,103             430,446
    Sansom Street Class                                                          77,190             172,379
                                                                        ---------------     ---------------
       Total Shares Reinvested                                                  275,293             602,825
Shares repurchased:
    Bedford Class                                                          (395,118,572)       (285,586,385)
    Sansom Street Class                                                  (1,977,508,749)     (1,910,829,243)
                                                                        ---------------     ---------------
       Total Shares Repurchased                                          (2,372,627,321)     (2,196,415,628)


Refund of deposit of capital for intent of share purchase:*                        (800)                 --
                                                                        ---------------     ---------------
Net decrease                                                            $   (65,400,496)    $   (18,176,747)
                                                                        ===============     ===============
Bedford Shares authorized                                                 1,500,000,000       1,500,000,000
                                                                        ===============     ===============
Sansom Street Shares authorized                                           1,500,000,000       1,500,000,000
                                                                        ===============     ===============

* This class of shares was never operational and is now closed.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 2004


NOTE 4. NET ASSETS

     At August 31, 2004, net assets consisted of the following:


                                                               MONEY MARKET
                                                                 PORTFOLIO
                                                               ------------
Paid-in capital                                                $213,374,606
Accumulated net realized gain/(loss) on investments                  (2,019)
                                                               ------------
   Total net assets                                            $213,372,587
                                                               ============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statement of net assets of Money Market Portfolio, a series of The RBB Fund, Inc. (the "Portfolio"), as of August 31, 2004 and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31 2003 and the financial highlights of the Portfolio for the periods ended August 31, 2000, August 31, 2001, August 31, 2002 and August 31, 2003 were audited by other auditors whose report, dated October 27, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of August 31, 2004, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated period, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP


Philadelphia, Pennsylvania
October 18, 2004

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)


1. CHANGE OF REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP ("PwC") withdrew as the registered public accounting firm of the Portfolio of RBB on December 11, 2003 due to PwC's business relationship with certain affiliates of BIMC. As a result of PwC's engagement to provide certain contemplated services to BIMC affiliates in the future, PwC will no longer be independent with respect to the Portfolio of RBB. On December 11, 2003, RBB by action of the Board of Directors and upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP to serve as the independent registered public accounting firm to audit RBB's financial statements with respect to the Portfolio for the fiscal year ending August 31, 2004.

     PwC's reports on RBB's financial statements for the fiscal year ended August 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During RBB's fiscal year ended August 31, 2003, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

     During RBB's fiscal year ended August 31, 2003, neither RBB, its funds nor anyone on their behalf has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on RBB's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

     The above information is required to be included in our shareholder reports for two years following a change of independent registered public accounting firm.

2. PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the numbers shown below and on the Securities and Exchange Commission's website at http://www.sec.gov.

     Bedford               (800) 533-7719
     Sansom Street         (888) 261-4073

3. QUARTERLY PORTFOLIO SCHEDULES

     The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Fund's Form N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 FUND MANAGEMENT
                                   (UNAUDITED)


     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (800) 533-7719 for Bedford and (888) 261-4073 for Sansom Street.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND       TIME SERVED 1                 5 YEARS                   DIRECTOR*       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky                 Director     - 1988 to present  Since 1969, Director and Vice              14           Director,
Comcast Corporation                                               Chairman, Comcast Corporation (cable                     Comcast
1500 Market Street, 35th Fl.                                      television and communications);                       Corporation.
Philadelphia, PA 19102                                            Director, NDS Group PLC (provider of
DOB: 7/16/33                                                      systems and applications for digital
                                                                  pay TV).
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay                  Director     - 1988 to present  Since 2000, Vice President, Fox Chase      14             None
Fox Chase Cancer Center                                           Cancer Center (biomedical research
333 Cottman Avenue                                                and medical care); prior to 2000,
Philadelphia, PA 19111                                            Executive Vice President, Fox Chase
DOB: 12/06/35                                                     Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman                Director     - 1991 to present  Since December 2000, Director,             14             None
106 Pierrepont Street                                             Gabelli Partners, L.P. (an investment
Brooklyn, NY 11201                                                partnership); Chief Operating Officer
DOB: 5/21/48                                                      and member of the Board of Directors
                                                                  of Outercurve Technologies (wireless
                                                                  enabling services) until April 2001;
                                                                  Chief Operating Officer and member of
                                                                  the Executive Operating Committee of
                                                                  Warburg Pincus Asset Management,
                                                                  Inc.; Executive Officer and Director
                                                                  of Credit Suisse Asset Management
                                                                  Securities, Inc. (formerly
                                                                  Counsellors Securities, Inc.) and
                                                                  Director/Trustee of various
                                                                  investment companies advised by
                                                                  Warburg Pincus Asset Management, Inc.
                                                                  until September 15, 1999; Prior to
                                                                  1997, Managing Director of Warburg
                                                                  Pincus Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg               Director     - 1991 to present  Since 1974, Chairman, Director and         14          Director,
Moyco Technologies, Inc.                                          President, Moyco Technologies, Inc.                      Moyco
200 Commerce Drive                                                (manufacturer of precision coated and                Technologies,
Montgomeryville, PA 18936                                         industrial abrasives); Since 1999,                        Inc.
DOB: 3/24/34                                                      Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees fourteen  portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND        TIME SERVED                  5 YEARS                   DIRECTOR*       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky                  Director     - 1991 to present  Since July 2002, Senior Vice               14            None
Oppenheimer & Company, Inc.                                       President and prior thereto,
200 Park Avenue                                                   Executive Vice President of
New York, NY 10166                                                Oppenheimer & Company, Inc. (formerly
DOB:4/16/38                                                       Fahnestock & Co., Inc., a registered
                                                                  broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall                Director     - 2002 to present  Director of PFPC Inc. from January         14            None
400 Bellevue Parkway                                              1987 to April 2002; Chairman and
Wilmington, DE 19809                                              Chief Executive Officer of PFPC Inc.
DOB: 9/25/38                                                      until April 2002; Executive Vice
                                                                  President of PNC Bank, National
                                                                  Association from October 1981 to
                                                                  April 2002; Director of PFPC
                                                                  International Ltd. (financial
                                                                  services) from August 1993 to April
                                                                  2002; Director of PFPC International
                                                                  (Cayman) Ltd. (financial services)
                                                                  from September 1996 to April 2002;
                                                                  Governor of the Investment Company
                                                                  Institute (investment company
                                                                  industry trade organization) from
                                                                  July 1996 to January 2002; Director
                                                                  of PNC Asset Management, Inc.
                                                                  (investment advisory) from September
                                                                  1994 to March 1998; Director of PNC
                                                                  National Bank from October 1995 to
                                                                  November 1997; Director of Haydon
                                                                  Bolts, Inc. (bolt manufacturer) and
                                                                  Parkway Real Estate Company
                                                                  (subsidiary of Haydon Bolts, Inc.)
                                                                  since 1984.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees fourteen  portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND        TIME SERVED                  5 YEARS                   DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach                President and   - 1991 to present  Certified Public Accountant; Vice           N/A           N/A
400 Bellevue Parkway             Treasurer             and        Chairman of the Board, Fox Chase
4th Floor                                      - 1988 to present  Cancer Center; Trustee Emeritus,
Wilmington, DE 19809                                              Pennsylvania School for the Deaf;
DOB: 6/29/24                                                      Trustee Emeritus, Immaculata
                                                                  University; President or Vice
                                                                  President and Treasurer of various
                                                                  investment companies advised by
                                                                  subsidiaries of PNC Bank Corp. from
                                                                  1981 to 1997; Managing General
                                                                  Partner, President since 2002,
                                                                  Treasurer since 1981 and Cjief
                                                                  Compliance Officer since September
                                                                  2004 of Chestnut Street Exchange
                                                                  Fund; and Director of the Bradford
                                                                  Funds, Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. King                     Secretary     - Since 2003       Since 2000, Vice President and              N/A           N/A
301 Bellevue Parkway                                              Counsel, PFPC Inc. (financial
2nd Floor                                                         services company); Associate,
Wilmington, DE 19809                                              Stradley, Ronon, Stevens & Young,
DOB: 1/27/68                                                      LLC (law firm) from 1996-2000.
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Faia, Esquire, CPA        Chief      - Since 2004       Senior Legal Counsel, PFPC Inc. from        N/A           N/A
Vigilant Compliance              Compliance                       2002 to 2004; Chief Legal Counsel,
186 Dundee Drive, Suite 700        Officer                        Corviant Corporation (Investment
Williamstown, NJ 08094                                            Adviser, Broker/Dealer and Service
DOB: 12/25/62                                                     Provider to Investment Advisers and
                                                                  Separate Accountant Providers) from
                                                                  2001 to 2002; Partner, Pepper
                                                                  Hamilton LLP (law firm) from 1997 to
                                                                  2001.
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal.  Each officer holds office at the pleasure of the Board of Directors  until the next annual  meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs.  Carnall and Sablowsky  are  considered  "interested  persons" of the Company as that term is defined in the 1940 Act. Mr.
  Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio,  BlackRock  Institutional  Management  Corporation,  and the Company's  principal underwriter,  PFPC  Distributors,  Inc., are indirect  subsidiaries  of the PNC Financial  Services Group,  Inc. Mr.  Sablowsky is
  considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996



This report is submitted for the general information of the shareholders of the Portfolio. Total investment return is based on historical results and is not intended to indicate future performance. Current performance may be lower or higher than the performance data provided in the report.

                                                                    SHAREBUILDER
                                                                  BEDFORD SHARES
                                               OF THE RBB MONEY MARKET PORTFOLIO

                       Managed by BlackRock Institutional Management Corporation


                                                                 SHAREBUILDER(R)

                                                                   ANNUAL REPORT

                                                                 August 31, 2004

                                                            www.sharebuilder.com

================================================================================
                                THE BEDFORD CLASS

                                       OF
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO


   ANNUAL REPORT
   AUGUST 31, 2004
================================================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 PRIVACY NOTICE
                                   (UNAUDITED)


The RBB Fund, Inc. MONEY MARKET PORTFOLIO (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 533-7719.

October 2004


                          NOT PART OF THE ANNUAL REPORT

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees; and (2) ongoing costs, including management fees; distribution fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from March 1, 2004 through August 31, 2004.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                           MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                             ----------------------------------------------------------
                                                BEGINNING              ENDING            EXPENSES PAID
                                              ACCOUNT VALUE         ACCOUNT VALUE           DURING
                                              MARCH 1, 2004        AUGUST 31, 2004          PERIOD*
                                             --------------        ---------------       -------------
   Actual                                       $1,000.00             $1,001.50              $4.73
   Hypothetical (5% return before expenses)      1,000.00              1,020.32               4.78

                                                        MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                             ---------------------------------------------------------
                                                BEGINNING              ENDING            EXPENSES PAID
                                              ACCOUNT VALUE         ACCOUNT VALUE           DURING
                                              MARCH 1, 2004        AUGUST 31, 2004          PERIOD*
                                             --------------        ---------------       -------------
   Actual                                       $1,000.00             $1,005.30              $1.01
   Hypothetical (5% return before expenses)      1,000.00              1,024.08               1.02

* Expenses are equal to the Fund's annualized expense ratio of 0.94% for the Bedford Class shares and 0.20% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

        SECURITY                                      % OF NET
          TYPE                                         ASSETS          VALUE
        --------                                      --------     ------------

Short Term Investments:
   Certificates of Deposit ........................     23.2%      $ 49,399,439
   Commercial Paper ...............................     18.9%        40,351,733
   Variable Rate Obligations ......................     14.2%        30,195,000
   Agency Obligations .............................      9.6%        20,493,893
   Master Notes ...................................      0.0%           100,000
   Repurchase Agreements ..........................     34.0%        72,600,000
Other Assets in
Excess of Liabilities .............................      0.1%           232,522
                                                      ------       ------------
Net Assets -- 100.0% ..............................    100.0%      $213,372,587
                                                      ======       ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2004

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
CERTIFICATES OF DEPOSIT--23.2%
BANKS--6.8%
Wells Fargo Bank, N.A.
   1.530%, 09/13/04 ...............................      $14,400    $ 14,400,000
                                                                    ------------
DOMESTIC CERTIFICATES OF DEPOSIT--12.2%
Citibank, N.A.
   1.525%, 10/04/04 ...............................       14,000      14,000,192
Washington Mutual Bank
   1.640%, 11/03/04 ...............................       12,000      12,000,000
                                                                    ------------
                                                                      26,000,192
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--4.2%
Foreningssparbanken AB (Swedbank)
   1.440%, 03/01/05 ...............................        6,000       5,999,555
Societe Generale
   1.440%, 05/09/05 ...............................        3,000       2,999,692
                                                                    ------------
                                                                       8,999,247
                                                                    ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $49,399,439) .........................                   49,399,439
                                                                    ------------
COMMERCIAL PAPER--18.9%
ASSET BACKED SECURITIES--15.9%
Emerald Certificates
   1.650%, 10/27/04 ...............................       12,000      11,969,200
Lockhart Funding LLC
   1.630%, 11/08/04 ...............................       10,000       9,969,211
Solitaire Funding LLC
   1.560%, 10/07/04 ...............................       12,000      11,981,280
                                                                    ------------
                                                                      33,919,691
                                                                    ------------
INSURANCE--3.0%
Irish Life & Permanent P.L.C.
   1.540%, 10/18/04 ...............................        6,445       6,432,042
                                                                    ------------
     TOTAL COMMERCIAL PAPER
       (Cost $40,351,733) .........................                   40,351,733
                                                                    ------------


                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
VARIABLE RATE OBLIGATIONS--14.2%
ASSET BACKED SECURITIES--1.0%
Racers Trust 2004-6-MM++
   1.610%, 09/22/04 ...............................      $ 1,000    $  1,000,000
SMM Trust 2004-G++
   1.327%, 09/03/04 ...............................        1,195       1,195,000
                                                                    ------------
                                                                       2,195,000
                                                                    ------------
BANKS--5.6%
HBOS Treasury Services P.L.C.++
   1.579%, 09/24/04 ...............................       10,000      10,000,000
Westpac Banking Corp.++
   1.408%, 09/13/04 ...............................        2,000       2,000,000
                                                                    ------------
                                                                      12,000,000
                                                                    ------------
LIFE INSURANCE--2.4%
MetLife Global Funding++
   1.680%, 09/28/04 ...............................        5,000       5,000,000
                                                                    ------------
SECURITY BROKERS & DEALERS--5.2%
Merrill Lynch & Co., Inc.++
   1.550%, 10/05/04 ...............................       11,000      11,000,000
                                                                    ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $30,195,000) .........................                   30,195,000
                                                                    ------------
AGENCY OBLIGATIONS--9.6%
Federal Home Loan Bank
   1.344%, 09/13/04 ...............................        8,000       7,995,044
   1.425%, 04/04/05 ...............................        2,500       2,500,000
Federal National Mortgage Association
   1.640%, 11/18/04 ...............................       10,000       9,998,849
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $20,493,893) .........................                   20,493,893
                                                                    ------------


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 2004

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
MASTER NOTES--0.0%
Morgan Stanley Mortgage Capital
   1.733%, 09/01/04 ...............................      $   100    $    100,000
                                                                    ------------
     TOTAL MASTER NOTES
       (Cost $100,000) ............................                      100,000
                                                                    ------------
REPURCHASE AGREEMENTS--34.0%
Goldman, Sachs & Co.
   (Tri-Party Agreement dated
   08/31/04 to be repurchased at
   $30,001,325 collateralized by
   $30,060,360 Federal Home Loan
   Mortgage Corporation Bonds at a
   rate of 4.50% to 6.00%, due
   11/15/28 to 04/15/32. Market
   Value of collateral is $30,900,000.)
   1.590%, 09/01/04 ...............................       30,000      30,000,000
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   08/31/04 to be repurchased at
   $2,600,113 collateralized by
   $2,614,000 U.S. Treasury Notes
   at a rate of 4.25%, due 11/15/13
   Market Value of collateral is
   $2,666,000.)
   1.560%, 09/01/04 ...............................        2,600       2,600,000
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   08/31/04 to be repurchased at
   $40,001,767 collateralized by
   $41,887,394 Federal National
   Mortgage Association Bonds at
   a rate of 5.00%, due 08/01/34.
   Market Value of collateral is
   $41,603,802.)
   1.590%, 09/01/04 ...............................       40,000      40,000,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $72,600,000) .........................                   72,600,000
                                                                    ------------


                                                                       VALUE
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $213,140,065) ............................                 $213,140,065
                                                                    ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% ...........................                      232,522
                                                                    ------------
NET ASSETS (Applicable to
   72,001,861 Bedford shares
   and 141,372,745 Sansom
   Street shares)--100.0% .........................                 $213,372,587
                                                                    ============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($213,372,587 / 213,374,606) ...................                        $1.00
                                                                           =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Bedford Share
   ($72,000,732 / 72,001,861) .....................                        $1.00
                                                                           =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Sansom Street Share
   ($141,371,855 / 141,372,745) ...................                        $1.00
                                                                           =====

++ Variable Rate Obligations -- The interest rate shown is the rate as of August
   31, 2004 and the maturity date shown is the next interest rate readjustment date or the maturity date.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2004

Investment Income
   Interest .............................................            $2,989,573
                                                                     ----------
Expenses
   Investment advisory and administration fees ..........             1,170,757
   Distribution and service fees ........................               519,349
   Transfer agent fees ..................................               120,175
   Printing fees ........................................                97,001
   Custodian fees .......................................                60,794
   Legal fees ...........................................                43,764
   Directors' and Officer's fees ........................                36,533
   Audit fees ...........................................                36,275
   Insurance fees .......................................                10,152
   Registration fees ....................................                 8,500
   Service organization fees ............................                 6,300
   Miscellaneous ........................................                 4,353
                                                                     ----------
        Total Expenses ..................................             2,113,953

   Less fees waived .....................................              (911,521)
   Less expense reimbursement by advisor ................               (78,531)
                                                                     ----------
        Net total expenses ..............................             1,123,901
                                                                     ----------

Net investment income ...................................             1,865,672
                                                                     ----------
Realized loss on investments ............................                (2,019)
                                                                     ----------
Net increase in net assets resulting from operations ....            $1,863,653
                                                                     ==========

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            FOR THE             FOR THE
                                                                                          YEAR ENDED           YEAR ENDED
                                                                                        AUGUST 31, 2004      AUGUST 31, 2003
                                                                                        ---------------      ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ....................................................              $  1,865,672         $  2,499,023
  Net gain/(loss) on investments ...........................................                    (2,019)               3,622
                                                                                          ------------         ------------
  Net increase in net assets resulting from operations .....................                 1,863,653            2,502,645
                                                                                          ------------         ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .........................................................                  (202,921)            (377,857)
    Sansom Street shares ...................................................                (1,662,751)          (2,121,166)
Distributions to shareholders from
  Net realized short-term gains:
    Bedford shares .........................................................                    (1,077)             (42,292)
    Sansom Street shares ...................................................                    (2,545)             (96,036)
                                                                                          ------------         ------------

      Total distributions to shareholders ..................................                (1,869,294)          (2,637,351)
                                                                                          ------------         ------------
Net capital share transactions (See Note 3) ................................               (65,400,496)         (18,176,747)
                                                                                          ------------         ------------
Total decrease in net assets ...............................................               (65,406,137)         (18,311,453)
Net Assets:
  Beginning of year ........................................................               278,778,724          297,090,177
                                                                                          ------------         ------------
  End of year ..............................................................              $213,372,587         $278,778,724
                                                                                          ============         ============

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                 THE BEDFORD CLASS
                                           --------------------------------------------------------------------------------------
                                              FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                               YEAR              YEAR              YEAR              YEAR              YEAR
                                               ENDED             ENDED             ENDED             ENDED             ENDED
                                          AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000
                                          ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year ........   $  1.00          $   1.00          $   1.00           $   1.00          $   1.00
                                              -------          --------          --------           --------          --------
Income from investment operations:
   Net investment income ..................    0.0025            0.0046            0.0157             0.0460            0.0512
   Net gains on securities ................        --            0.0005                --                 --                --
                                              -------          --------          --------           --------          --------
     Total from investment
       operations .........................    0.0025            0.0051            0.0157             0.0460            0.0512
                                              -------          --------          --------           --------          --------
Less distributions
   Dividends (from net investment
     income) ..............................   (0.0025)          (0.0046)          (0.0157)           (0.0460)          (0.0512)
   Distributions (from capital gains) .....        --           (0.0005)               --                 --                --
                                              -------          --------          --------           --------          --------
     Total distributions ..................   (0.0025)          (0.0051)          (0.0157)           (0.0460)          (0.0512)
                                              -------          --------          --------           --------          --------
Net asset value, end of year ..............   $  1.00          $   1.00          $   1.00           $   1.00          $   1.00
                                              =======          ========          ========           ========          ========
Total Return ..............................      0.25%             0.53%             1.59%              4.70%             5.24%

Ratios /Supplemental Data
   Net assets, end of year (000) ..........   $72,001          $ 80,406          $ 52,878           $676,964          $423,977
   Ratios of expenses to average
     net assets(a) ........................       .94%              .98%             1.00%              1.00%              .97%
   Ratios of net investment income
     to average net assets ................       .24%              .46%             1.75%              4.46%             5.15%

(a)  Without the waiver of advisory,  administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.34%, 1.30%, 1.25%,
     1.19% and 1.05% for the years ended August 31, 2004, 2003, 2002, 2001 and 2000, respectively.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                              THE SANSOM STREET CLASS
                                           --------------------------------------------------------------------------------------
                                              FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                               YEAR              YEAR              YEAR              YEAR              YEAR
                                               ENDED             ENDED             ENDED             ENDED             ENDED
                                          AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000
                                          ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year ........   $   1.00         $   1.00          $   1.00           $   1.00          $   1.00
                                              --------         --------          --------           --------          --------
Income from investment operations:
   Net investment income ..................     0.0100           0.0114            0.0209             0.0511            0.0560
   Net gains on securities ................         --           0.0005                --                 --                --
                                              --------         --------          --------           --------          --------
     Total net income from investment
       operations .........................     0.0100           0.0119            0.0209             0.0511            0.0560
                                              --------         --------          --------           --------          --------
Less distributions
   Dividends (from net investment
     income) ..............................    (0.0100)         (0.0114)          (0.0209)           (0.0511)          (0.0560)
   Distributions (from capital gains) .....         --          (0.0005)               --                 --                --
                                              --------         --------          --------           --------          --------
     Total distributions ..................    (0.0100)         (0.0119)          (0.0209)           (0.0511)          (0.0560)
                                              --------         --------          --------           --------          --------
Net asset value, end of year ..............   $   1.00         $   1.00          $   1.00           $   1.00          $   1.00
                                              ========         ========          ========           ========          ========
     Total Return .........................       1.00%            1.21%             2.11%              5.23%             5.75%


Ratios/Supplemental Data
   Net assets, end of year (000) ..........   $141,372         $198,373          $244,212           $201,632          $326,745
   Ratios of expenses to average
     net assets(a) ........................        .20%             .30%              .49%               .49%              .49%
   Ratios of net investment income to
     average net assets ...................        .98%            1.14%             2.10%              5.23%             5.42%

(a)  Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .59%, .57%, .64%, .61% and .61% for the years ended August 31, 2004,
     2003, 2002, 2001 and 2000, respectively.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2004


NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fourteen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprises the RBB family of funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.073 billion shares are currently classified into ninety-seven classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families," seven of which have begun investment operations.

              A) SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

              C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to distributions and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2004


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC") have entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

              PORTFOLIO                             ANNUAL RATE
     --------------------------    ---------------------------------------------
     Money Market Portfolio        .45% of first $250 million of net assets;
                                   .40% of next $250 million of net assets;
                                   .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2004, advisory fees and waivers for the investment portfolio were as follows:

                                              GROSS                        NET
                                            ADVISORY                    ADVISORY
                                               FEE          WAIVER         FEE
                                           ----------     ----------    --------
     Money Market Portfolio                $1,129,619     $(911,521)    $218,098

     As of August 31, 2004, the Portfolio owed BIMC $17,525 in advisory fees.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by RBB and PFPC. This agreement commenced on June 1, 2003. This fee is allocated among all funds in proportion to their net assets of the RBB funds. The Portfolio's portion of this fee for the period September 1, 2003 to August 31, 2004 was $41,138.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2004


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The investment advisor/administrator may voluntarily waive and/or reimburse the Portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the year ended August 31, 2004, the expense caps were as follows:

     PORTFOLIO                          CLASS OF SHARES              EXPENSE CAP
     ---------                          ---------------              -----------
     Money Market Portfolio             Bedford                          0.97%
                                        Sansom Street                    0.20%

     PFPC Distributors, Inc. (the "Distributors") has voluntarily agreed to temporarily waive distribution and service (12b-1) fees of the Portfolio to the extent necessary so that the Portfolio's current yield quotation on any day will not be less than 0.20% of average daily net assets.

     Reimbursed expenses for the year ended August 31, 2004 were $78,531 for the Portfolio.

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Fund has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford Class and up to .20% on an annualized basis for the Sansom Street Class. The Sansom Street Class did not make any payments for the year.

     For the fiscal year ended August 31, 2004, distribution fees paid to PFPC Distributors for each class were as follows:

                                                                    DISTRIBUTION
                                                                         FEE
                                                                    ------------
                      Money Market Portfolio
                          Bedford Class                               $519,349
                          Sansom Street Class                               --
                                                                      --------
                              Total Money Market Portfolio            $519,349
                                                                      ========

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 2004, transfer agency fees for each class of shares within the investment portfolio were as follows:

                                                                 TRANSFER AGENCY
                                                                       FEE
                                                                 ---------------
                      Money Market Portfolio
                          Bedford Class                             $ 87,300
                          Sansom Street Class                         32,875
                                                                    --------
                              Total Money Market Portfolio          $120,175
                                                                    ========

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2004


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC Trust Co. provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

          PORTFOLIO                         ANNUAL RATE
     ------------------------   ------------------------------------------------
     Money Market Portfolio     .025% of first $50 million of gross assets;
                                .020% of next $50 million of gross assets;
                                .015% of gross assets in excess of $100 million.

     The Fund has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 2004, service organization fees were $6,300 for the Money Market Portfolio.

     As of August 31, 2004, the Portfolio owed PFPC and its affiliates $62,006 for their services.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                            FOR THE             FOR THE
                                                                          YEAR ENDED          YEAR ENDED
                                                                        AUGUST 31, 2004     AUGUST 31, 2003
                                                                        ---------------     ---------------
                                                                             VALUE               VALUE
                                                                        ---------------     ---------------
Shares sold:
    Bedford Class                                                       $   386,514,072     $   312,708,677
    Sansom Street Class                                                   1,920,438,260       1,864,927,379
                                                                        ---------------     ---------------
       Total Shares Sold                                                  2,306,952,332       2,177,636,056
Shares issued on reinvestment of dividends:
    Bedford Class                                                               198,103             430,446
    Sansom Street Class                                                          77,190             172,379
                                                                        ---------------     ---------------
       Total Shares Reinvested                                                  275,293             602,825
Shares repurchased:
    Bedford Class                                                          (395,118,572)       (285,586,385)
    Sansom Street Class                                                  (1,977,508,749)     (1,910,829,243)
                                                                        ---------------     ---------------
       Total Shares Repurchased                                          (2,372,627,321)     (2,196,415,628)


Refund of deposit of capital for intent of share purchase:*                        (800)                 --
                                                                        ---------------     ---------------
Net decrease                                                            $   (65,400,496)    $   (18,176,747)
                                                                        ===============     ===============
Bedford Shares authorized                                                 1,500,000,000       1,500,000,000
                                                                        ===============     ===============
Sansom Street Shares authorized                                           1,500,000,000       1,500,000,000
                                                                        ===============     ===============

* This class of shares was never operational and is now closed.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 2004


NOTE 4. NET ASSETS

     At August 31, 2004, net assets consisted of the following:


                                                               MONEY MARKET
                                                                 PORTFOLIO
                                                               ------------
Paid-in capital                                                $213,374,606
Accumulated net realized gain/(loss) on investments                  (2,019)
                                                               ------------
   Total net assets                                            $213,372,587
                                                               ============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statement of net assets of Money Market Portfolio, a series of The RBB Fund, Inc. (the "Portfolio"), as of August 31, 2004 and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31 2003 and the financial highlights of the Portfolio for the periods ended August 31, 2000, August 31, 2001, August 31, 2002 and August 31, 2003 were audited by other auditors whose report, dated October 27, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of August 31, 2004, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated period, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP


Philadelphia, Pennsylvania
October 18, 2004

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)


1. CHANGE OF REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP ("PwC") withdrew as the registered public accounting firm of the Portfolio of RBB on December 11, 2003 due to PwC's business relationship with certain affiliates of BIMC. As a result of PwC's engagement to provide certain contemplated services to BIMC affiliates in the future, PwC will no longer be independent with respect to the Portfolio of RBB. On December 11, 2003, RBB by action of the Board of Directors and upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP to serve as the independent registered public accounting firm to audit RBB's financial statements with respect to the Portfolio for the fiscal year ending August 31, 2004.

     PwC's reports on RBB's financial statements for the fiscal year ended August 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During RBB's fiscal year ended August 31, 2003, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

     During RBB's fiscal year ended August 31, 2003, neither RBB, its funds nor anyone on their behalf has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on RBB's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

     The above information is required to be included in our shareholder reports for two years following a change of independent registered public accounting firm.

2. PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the numbers shown below and on the Securities and Exchange Commission's website at http://www.sec.gov.

     Bedford               (800) 533-7719
     Sansom Street         (888) 261-4073

3. QUARTERLY PORTFOLIO SCHEDULES

     The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Fund's Form N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 FUND MANAGEMENT
                                   (UNAUDITED)


     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (800) 533-7719 for Bedford and (888) 261-4073 for Sansom Street.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND       TIME SERVED 1                 5 YEARS                   DIRECTOR*       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky                 Director     - 1988 to present  Since 1969, Director and Vice              14           Director,
Comcast Corporation                                               Chairman, Comcast Corporation (cable                     Comcast
1500 Market Street, 35th Fl.                                      television and communications);                       Corporation.
Philadelphia, PA 19102                                            Director, NDS Group PLC (provider of
DOB: 7/16/33                                                      systems and applications for digital
                                                                  pay TV).
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay                  Director     - 1988 to present  Since 2000, Vice President, Fox Chase      14             None
Fox Chase Cancer Center                                           Cancer Center (biomedical research
333 Cottman Avenue                                                and medical care); prior to 2000,
Philadelphia, PA 19111                                            Executive Vice President, Fox Chase
DOB: 12/06/35                                                     Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman                Director     - 1991 to present  Since December 2000, Director,             14             None
106 Pierrepont Street                                             Gabelli Partners, L.P. (an investment
Brooklyn, NY 11201                                                partnership); Chief Operating Officer
DOB: 5/21/48                                                      and member of the Board of Directors
                                                                  of Outercurve Technologies (wireless
                                                                  enabling services) until April 2001;
                                                                  Chief Operating Officer and member of
                                                                  the Executive Operating Committee of
                                                                  Warburg Pincus Asset Management,
                                                                  Inc.; Executive Officer and Director
                                                                  of Credit Suisse Asset Management
                                                                  Securities, Inc. (formerly
                                                                  Counsellors Securities, Inc.) and
                                                                  Director/Trustee of various
                                                                  investment companies advised by
                                                                  Warburg Pincus Asset Management, Inc.
                                                                  until September 15, 1999; Prior to
                                                                  1997, Managing Director of Warburg
                                                                  Pincus Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg               Director     - 1991 to present  Since 1974, Chairman, Director and         14          Director,
Moyco Technologies, Inc.                                          President, Moyco Technologies, Inc.                      Moyco
200 Commerce Drive                                                (manufacturer of precision coated and                Technologies,
Montgomeryville, PA 18936                                         industrial abrasives); Since 1999,                        Inc.
DOB: 3/24/34                                                      Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees fourteen  portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND        TIME SERVED                  5 YEARS                   DIRECTOR*       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky                  Director     - 1991 to present  Since July 2002, Senior Vice               14            None
Oppenheimer & Company, Inc.                                       President and prior thereto,
200 Park Avenue                                                   Executive Vice President of
New York, NY 10166                                                Oppenheimer & Company, Inc. (formerly
DOB:4/16/38                                                       Fahnestock & Co., Inc., a registered
                                                                  broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall                Director     - 2002 to present  Director of PFPC Inc. from January         14            None
400 Bellevue Parkway                                              1987 to April 2002; Chairman and
Wilmington, DE 19809                                              Chief Executive Officer of PFPC Inc.
DOB: 9/25/38                                                      until April 2002; Executive Vice
                                                                  President of PNC Bank, National
                                                                  Association from October 1981 to
                                                                  April 2002; Director of PFPC
                                                                  International Ltd. (financial
                                                                  services) from August 1993 to April
                                                                  2002; Director of PFPC International
                                                                  (Cayman) Ltd. (financial services)
                                                                  from September 1996 to April 2002;
                                                                  Governor of the Investment Company
                                                                  Institute (investment company
                                                                  industry trade organization) from
                                                                  July 1996 to January 2002; Director
                                                                  of PNC Asset Management, Inc.
                                                                  (investment advisory) from September
                                                                  1994 to March 1998; Director of PNC
                                                                  National Bank from October 1995 to
                                                                  November 1997; Director of Haydon
                                                                  Bolts, Inc. (bolt manufacturer) and
                                                                  Parkway Real Estate Company
                                                                  (subsidiary of Haydon Bolts, Inc.)
                                                                  since 1984.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees fourteen  portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND        TIME SERVED                  5 YEARS                   DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach                President and   - 1991 to present  Certified Public Accountant; Vice           N/A           N/A
400 Bellevue Parkway             Treasurer             and        Chairman of the Board, Fox Chase
4th Floor                                      - 1988 to present  Cancer Center; Trustee Emeritus,
Wilmington, DE 19809                                              Pennsylvania School for the Deaf;
DOB: 6/29/24                                                      Trustee Emeritus, Immaculata
                                                                  University; President or Vice
                                                                  President and Treasurer of various
                                                                  investment companies advised by
                                                                  subsidiaries of PNC Bank Corp. from
                                                                  1981 to 1997; Managing General
                                                                  Partner, President since 2002,
                                                                  Treasurer since 1981 and Cjief
                                                                  Compliance Officer since September
                                                                  2004 of Chestnut Street Exchange
                                                                  Fund; and Director of the Bradford
                                                                  Funds, Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. King                     Secretary     - Since 2003       Since 2000, Vice President and              N/A           N/A
301 Bellevue Parkway                                              Counsel, PFPC Inc. (financial
2nd Floor                                                         services company); Associate,
Wilmington, DE 19809                                              Stradley, Ronon, Stevens & Young,
DOB: 1/27/68                                                      LLC (law firm) from 1996-2000.
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Faia, Esquire, CPA        Chief      - Since 2004       Senior Legal Counsel, PFPC Inc. from        N/A           N/A
Vigilant Compliance              Compliance                       2002 to 2004; Chief Legal Counsel,
186 Dundee Drive, Suite 700        Officer                        Corviant Corporation (Investment
Williamstown, NJ 08094                                            Adviser, Broker/Dealer and Service
DOB: 12/25/62                                                     Provider to Investment Advisers and
                                                                  Separate Accountant Providers) from
                                                                  2001 to 2002; Partner, Pepper
                                                                  Hamilton LLP (law firm) from 1997 to
                                                                  2001.
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal.  Each officer holds office at the pleasure of the Board of Directors  until the next annual  meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs.  Carnall and Sablowsky  are  considered  "interested  persons" of the Company as that term is defined in the 1940 Act. Mr.
  Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio,  BlackRock  Institutional  Management  Corporation,  and the Company's  principal underwriter,  PFPC  Distributors,  Inc., are indirect  subsidiaries  of the PNC Financial  Services Group,  Inc. Mr.  Sablowsky is
  considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996



This report is submitted for the general information of the shareholders of the Portfolio. Total investment return is based on historical results and is not intended to indicate future performance. Current performance may be lower or higher than the performance data provided in the report.

CUSTOMER CARE
For questions regarding your ShareBuilder account please call 1-866-SHRBLDR (1-866-747-2537) or visit ShareBuilder online at ShareBuilder.com. Please be aware that ShareBuilder Customer Care Agents are not able to place a trade for you over the phone, open your account over the phone, or provide any type of financial advice or recommendations.

WRITTEN CORRESPONDENCE
Post Office Address:            ShareBuilder - Bedford Shares of The RBB Money Market Portfolio
                                c/o ShareBuilder Securities Corporation
                                PO Box 1728
                                Bellevue, WA 98009

Street Address:                 ShareBuilder - Bedford Shares of The RBB Money Market Portfolio
                                c/o ShareBuilder Securities Corporation
                                1445 - 120th Avenue Northeast
                                Bellevue, WA 98005



INVESTMENT COMPANY ACT FILE NO. 811-05518

================================================================================

                                   THE SANSOM
                                     STREET
                                     CLASS


                                       OF
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO





                                  Annual Report
                                 August 31, 2004

================================================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 PRIVACY NOTICE
                                   (UNAUDITED)


The RBB Fund, Inc. MONEY MARKET PORTFOLIO (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 533-7719.

October 2004


                          NOT PART OF THE ANNUAL REPORT

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees; and (2) ongoing costs, including management fees; distribution fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from March 1, 2004 through August 31, 2004.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                           MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                             ----------------------------------------------------------
                                                BEGINNING              ENDING            EXPENSES PAID
                                              ACCOUNT VALUE         ACCOUNT VALUE           DURING
                                              MARCH 1, 2004        AUGUST 31, 2004          PERIOD*
                                             --------------        ---------------       -------------
   Actual                                       $1,000.00             $1,001.50              $4.73
   Hypothetical (5% return before expenses)      1,000.00              1,020.32               4.78

                                                        MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                             ---------------------------------------------------------
                                                BEGINNING              ENDING            EXPENSES PAID
                                              ACCOUNT VALUE         ACCOUNT VALUE           DURING
                                              MARCH 1, 2004        AUGUST 31, 2004          PERIOD*
                                             --------------        ---------------       -------------
   Actual                                       $1,000.00             $1,005.30              $1.01
   Hypothetical (5% return before expenses)      1,000.00              1,024.08               1.02

* Expenses are equal to the Fund's annualized expense ratio of 0.94% for the Bedford Class shares and 0.20% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

        SECURITY                                      % OF NET
          TYPE                                         ASSETS          VALUE
        --------                                      --------     ------------

Short Term Investments:
   Certificates of Deposit ........................     23.2%      $ 49,399,439
   Commercial Paper ...............................     18.9%        40,351,733
   Variable Rate Obligations ......................     14.2%        30,195,000
   Agency Obligations .............................      9.6%        20,493,893
   Master Notes ...................................      0.0%           100,000
   Repurchase Agreements ..........................     34.0%        72,600,000
Other Assets in
Excess of Liabilities .............................      0.1%           232,522
                                                      ------       ------------
Net Assets -- 100.0% ..............................    100.0%      $213,372,587
                                                      ======       ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2004

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
CERTIFICATES OF DEPOSIT--23.2%
BANKS--6.8%
Wells Fargo Bank, N.A.
   1.530%, 09/13/04 ...............................      $14,400    $ 14,400,000
                                                                    ------------
DOMESTIC CERTIFICATES OF DEPOSIT--12.2%
Citibank, N.A.
   1.525%, 10/04/04 ...............................       14,000      14,000,192
Washington Mutual Bank
   1.640%, 11/03/04 ...............................       12,000      12,000,000
                                                                    ------------
                                                                      26,000,192
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--4.2%
Foreningssparbanken AB (Swedbank)
   1.440%, 03/01/05 ...............................        6,000       5,999,555
Societe Generale
   1.440%, 05/09/05 ...............................        3,000       2,999,692
                                                                    ------------
                                                                       8,999,247
                                                                    ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $49,399,439) .........................                   49,399,439
                                                                    ------------
COMMERCIAL PAPER--18.9%
ASSET BACKED SECURITIES--15.9%
Emerald Certificates
   1.650%, 10/27/04 ...............................       12,000      11,969,200
Lockhart Funding LLC
   1.630%, 11/08/04 ...............................       10,000       9,969,211
Solitaire Funding LLC
   1.560%, 10/07/04 ...............................       12,000      11,981,280
                                                                    ------------
                                                                      33,919,691
                                                                    ------------
INSURANCE--3.0%
Irish Life & Permanent P.L.C.
   1.540%, 10/18/04 ...............................        6,445       6,432,042
                                                                    ------------
     TOTAL COMMERCIAL PAPER
       (Cost $40,351,733) .........................                   40,351,733
                                                                    ------------


                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
VARIABLE RATE OBLIGATIONS--14.2%
ASSET BACKED SECURITIES--1.0%
Racers Trust 2004-6-MM++
   1.610%, 09/22/04 ...............................      $ 1,000    $  1,000,000
SMM Trust 2004-G++
   1.327%, 09/03/04 ...............................        1,195       1,195,000
                                                                    ------------
                                                                       2,195,000
                                                                    ------------
BANKS--5.6%
HBOS Treasury Services P.L.C.++
   1.579%, 09/24/04 ...............................       10,000      10,000,000
Westpac Banking Corp.++
   1.408%, 09/13/04 ...............................        2,000       2,000,000
                                                                    ------------
                                                                      12,000,000
                                                                    ------------
LIFE INSURANCE--2.4%
MetLife Global Funding++
   1.680%, 09/28/04 ...............................        5,000       5,000,000
                                                                    ------------
SECURITY BROKERS & DEALERS--5.2%
Merrill Lynch & Co., Inc.++
   1.550%, 10/05/04 ...............................       11,000      11,000,000
                                                                    ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $30,195,000) .........................                   30,195,000
                                                                    ------------
AGENCY OBLIGATIONS--9.6%
Federal Home Loan Bank
   1.344%, 09/13/04 ...............................        8,000       7,995,044
   1.425%, 04/04/05 ...............................        2,500       2,500,000
Federal National Mortgage Association
   1.640%, 11/18/04 ...............................       10,000       9,998,849
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $20,493,893) .........................                   20,493,893
                                                                    ------------


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 2004

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
MASTER NOTES--0.0%
Morgan Stanley Mortgage Capital
   1.733%, 09/01/04 ...............................      $   100    $    100,000
                                                                    ------------
     TOTAL MASTER NOTES
       (Cost $100,000) ............................                      100,000
                                                                    ------------
REPURCHASE AGREEMENTS--34.0%
Goldman, Sachs & Co.
   (Tri-Party Agreement dated
   08/31/04 to be repurchased at
   $30,001,325 collateralized by
   $30,060,360 Federal Home Loan
   Mortgage Corporation Bonds at a
   rate of 4.50% to 6.00%, due
   11/15/28 to 04/15/32. Market
   Value of collateral is $30,900,000.)
   1.590%, 09/01/04 ...............................       30,000      30,000,000
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   08/31/04 to be repurchased at
   $2,600,113 collateralized by
   $2,614,000 U.S. Treasury Notes
   at a rate of 4.25%, due 11/15/13
   Market Value of collateral is
   $2,666,000.)
   1.560%, 09/01/04 ...............................        2,600       2,600,000
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   08/31/04 to be repurchased at
   $40,001,767 collateralized by
   $41,887,394 Federal National
   Mortgage Association Bonds at
   a rate of 5.00%, due 08/01/34.
   Market Value of collateral is
   $41,603,802.)
   1.590%, 09/01/04 ...............................       40,000      40,000,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $72,600,000) .........................                   72,600,000
                                                                    ------------


                                                                       VALUE
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $213,140,065) ............................                 $213,140,065
                                                                    ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% ...........................                      232,522
                                                                    ------------
NET ASSETS (Applicable to
   72,001,861 Bedford shares
   and 141,372,745 Sansom
   Street shares)--100.0% .........................                 $213,372,587
                                                                    ============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($213,372,587 / 213,374,606) ...................                        $1.00
                                                                           =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Bedford Share
   ($72,000,732 / 72,001,861) .....................                        $1.00
                                                                           =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Sansom Street Share
   ($141,371,855 / 141,372,745) ...................                        $1.00
                                                                           =====

++ Variable Rate Obligations -- The interest rate shown is the rate as of August
   31, 2004 and the maturity date shown is the next interest rate readjustment date or the maturity date.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2004

Investment Income
   Interest .............................................            $2,989,573
                                                                     ----------
Expenses
   Investment advisory and administration fees ..........             1,170,757
   Distribution and service fees ........................               519,349
   Transfer agent fees ..................................               120,175
   Printing fees ........................................                97,001
   Custodian fees .......................................                60,794
   Legal fees ...........................................                43,764
   Directors' and Officer's fees ........................                36,533
   Audit fees ...........................................                36,275
   Insurance fees .......................................                10,152
   Registration fees ....................................                 8,500
   Service organization fees ............................                 6,300
   Miscellaneous ........................................                 4,353
                                                                     ----------
        Total Expenses ..................................             2,113,953

   Less fees waived .....................................              (911,521)
   Less expense reimbursement by advisor ................               (78,531)
                                                                     ----------
        Net total expenses ..............................             1,123,901
                                                                     ----------

Net investment income ...................................             1,865,672
                                                                     ----------
Realized loss on investments ............................                (2,019)
                                                                     ----------
Net increase in net assets resulting from operations ....            $1,863,653
                                                                     ==========

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            FOR THE             FOR THE
                                                                                          YEAR ENDED           YEAR ENDED
                                                                                        AUGUST 31, 2004      AUGUST 31, 2003
                                                                                        ---------------      ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ....................................................              $  1,865,672         $  2,499,023
  Net gain/(loss) on investments ...........................................                    (2,019)               3,622
                                                                                          ------------         ------------
  Net increase in net assets resulting from operations .....................                 1,863,653            2,502,645
                                                                                          ------------         ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .........................................................                  (202,921)            (377,857)
    Sansom Street shares ...................................................                (1,662,751)          (2,121,166)
Distributions to shareholders from
  Net realized short-term gains:
    Bedford shares .........................................................                    (1,077)             (42,292)
    Sansom Street shares ...................................................                    (2,545)             (96,036)
                                                                                          ------------         ------------

      Total distributions to shareholders ..................................                (1,869,294)          (2,637,351)
                                                                                          ------------         ------------
Net capital share transactions (See Note 3) ................................               (65,400,496)         (18,176,747)
                                                                                          ------------         ------------
Total decrease in net assets ...............................................               (65,406,137)         (18,311,453)
Net Assets:
  Beginning of year ........................................................               278,778,724          297,090,177
                                                                                          ------------         ------------
  End of year ..............................................................              $213,372,587         $278,778,724
                                                                                          ============         ============

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                 THE BEDFORD CLASS
                                           --------------------------------------------------------------------------------------
                                              FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                               YEAR              YEAR              YEAR              YEAR              YEAR
                                               ENDED             ENDED             ENDED             ENDED             ENDED
                                          AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000
                                          ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year ........   $  1.00          $   1.00          $   1.00           $   1.00          $   1.00
                                              -------          --------          --------           --------          --------
Income from investment operations:
   Net investment income ..................    0.0025            0.0046            0.0157             0.0460            0.0512
   Net gains on securities ................        --            0.0005                --                 --                --
                                              -------          --------          --------           --------          --------
     Total from investment
       operations .........................    0.0025            0.0051            0.0157             0.0460            0.0512
                                              -------          --------          --------           --------          --------
Less distributions
   Dividends (from net investment
     income) ..............................   (0.0025)          (0.0046)          (0.0157)           (0.0460)          (0.0512)
   Distributions (from capital gains) .....        --           (0.0005)               --                 --                --
                                              -------          --------          --------           --------          --------
     Total distributions ..................   (0.0025)          (0.0051)          (0.0157)           (0.0460)          (0.0512)
                                              -------          --------          --------           --------          --------
Net asset value, end of year ..............   $  1.00          $   1.00          $   1.00           $   1.00          $   1.00
                                              =======          ========          ========           ========          ========
Total Return ..............................      0.25%             0.53%             1.59%              4.70%             5.24%

Ratios /Supplemental Data
   Net assets, end of year (000) ..........   $72,001          $ 80,406          $ 52,878           $676,964          $423,977
   Ratios of expenses to average
     net assets(a) ........................       .94%              .98%             1.00%              1.00%              .97%
   Ratios of net investment income
     to average net assets ................       .24%              .46%             1.75%              4.46%             5.15%

(a)  Without the waiver of advisory,  administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.34%, 1.30%, 1.25%,
     1.19% and 1.05% for the years ended August 31, 2004, 2003, 2002, 2001 and 2000, respectively.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                              THE SANSOM STREET CLASS
                                           --------------------------------------------------------------------------------------
                                              FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                               YEAR              YEAR              YEAR              YEAR              YEAR
                                               ENDED             ENDED             ENDED             ENDED             ENDED
                                          AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000
                                          ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year ........   $   1.00         $   1.00          $   1.00           $   1.00          $   1.00
                                              --------         --------          --------           --------          --------
Income from investment operations:
   Net investment income ..................     0.0100           0.0114            0.0209             0.0511            0.0560
   Net gains on securities ................         --           0.0005                --                 --                --
                                              --------         --------          --------           --------          --------
     Total net income from investment
       operations .........................     0.0100           0.0119            0.0209             0.0511            0.0560
                                              --------         --------          --------           --------          --------
Less distributions
   Dividends (from net investment
     income) ..............................    (0.0100)         (0.0114)          (0.0209)           (0.0511)          (0.0560)
   Distributions (from capital gains) .....         --          (0.0005)               --                 --                --
                                              --------         --------          --------           --------          --------
     Total distributions ..................    (0.0100)         (0.0119)          (0.0209)           (0.0511)          (0.0560)
                                              --------         --------          --------           --------          --------
Net asset value, end of year ..............   $   1.00         $   1.00          $   1.00           $   1.00          $   1.00
                                              ========         ========          ========           ========          ========
     Total Return .........................       1.00%            1.21%             2.11%              5.23%             5.75%


Ratios/Supplemental Data
   Net assets, end of year (000) ..........   $141,372         $198,373          $244,212           $201,632          $326,745
   Ratios of expenses to average
     net assets(a) ........................        .20%             .30%              .49%               .49%              .49%
   Ratios of net investment income to
     average net assets ...................        .98%            1.14%             2.10%              5.23%             5.42%

(a)  Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .59%, .57%, .64%, .61% and .61% for the years ended August 31, 2004,
     2003, 2002, 2001 and 2000, respectively.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2004


NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fourteen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprises the RBB family of funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.073 billion shares are currently classified into ninety-seven classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families," seven of which have begun investment operations.

              A) SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

              C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to distributions and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2004


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC") have entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

              PORTFOLIO                             ANNUAL RATE
     --------------------------    ---------------------------------------------
     Money Market Portfolio        .45% of first $250 million of net assets;
                                   .40% of next $250 million of net assets;
                                   .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2004, advisory fees and waivers for the investment portfolio were as follows:

                                              GROSS                        NET
                                            ADVISORY                    ADVISORY
                                               FEE          WAIVER         FEE
                                           ----------     ----------    --------
     Money Market Portfolio                $1,129,619     $(911,521)    $218,098

     As of August 31, 2004, the Portfolio owed BIMC $17,525 in advisory fees.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by RBB and PFPC. This agreement commenced on June 1, 2003. This fee is allocated among all funds in proportion to their net assets of the RBB funds. The Portfolio's portion of this fee for the period September 1, 2003 to August 31, 2004 was $41,138.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2004


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The investment advisor/administrator may voluntarily waive and/or reimburse the Portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the year ended August 31, 2004, the expense caps were as follows:

     PORTFOLIO                          CLASS OF SHARES              EXPENSE CAP
     ---------                          ---------------              -----------
     Money Market Portfolio             Bedford                          0.97%
                                        Sansom Street                    0.20%

     PFPC Distributors, Inc. (the "Distributors") has voluntarily agreed to temporarily waive distribution and service (12b-1) fees of the Portfolio to the extent necessary so that the Portfolio's current yield quotation on any day will not be less than 0.20% of average daily net assets.

     Reimbursed expenses for the year ended August 31, 2004 were $78,531 for the Portfolio.

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Fund has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford Class and up to .20% on an annualized basis for the Sansom Street Class. The Sansom Street Class did not make any payments for the year.

     For the fiscal year ended August 31, 2004, distribution fees paid to PFPC Distributors for each class were as follows:

                                                                    DISTRIBUTION
                                                                         FEE
                                                                    ------------
                      Money Market Portfolio
                          Bedford Class                               $519,349
                          Sansom Street Class                               --
                                                                      --------
                              Total Money Market Portfolio            $519,349
                                                                      ========

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 2004, transfer agency fees for each class of shares within the investment portfolio were as follows:

                                                                 TRANSFER AGENCY
                                                                       FEE
                                                                 ---------------
                      Money Market Portfolio
                          Bedford Class                             $ 87,300
                          Sansom Street Class                         32,875
                                                                    --------
                              Total Money Market Portfolio          $120,175
                                                                    ========

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2004


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC Trust Co. provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

          PORTFOLIO                         ANNUAL RATE
     ------------------------   ------------------------------------------------
     Money Market Portfolio     .025% of first $50 million of gross assets;
                                .020% of next $50 million of gross assets;
                                .015% of gross assets in excess of $100 million.

     The Fund has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 2004, service organization fees were $6,300 for the Money Market Portfolio.

     As of August 31, 2004, the Portfolio owed PFPC and its affiliates $62,006 for their services.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                            FOR THE             FOR THE
                                                                          YEAR ENDED          YEAR ENDED
                                                                        AUGUST 31, 2004     AUGUST 31, 2003
                                                                        ---------------     ---------------
                                                                             VALUE               VALUE
                                                                        ---------------     ---------------
Shares sold:
    Bedford Class                                                       $   386,514,072     $   312,708,677
    Sansom Street Class                                                   1,920,438,260       1,864,927,379
                                                                        ---------------     ---------------
       Total Shares Sold                                                  2,306,952,332       2,177,636,056
Shares issued on reinvestment of dividends:
    Bedford Class                                                               198,103             430,446
    Sansom Street Class                                                          77,190             172,379
                                                                        ---------------     ---------------
       Total Shares Reinvested                                                  275,293             602,825
Shares repurchased:
    Bedford Class                                                          (395,118,572)       (285,586,385)
    Sansom Street Class                                                  (1,977,508,749)     (1,910,829,243)
                                                                        ---------------     ---------------
       Total Shares Repurchased                                          (2,372,627,321)     (2,196,415,628)


Refund of deposit of capital for intent of share purchase:*                        (800)                 --
                                                                        ---------------     ---------------
Net decrease                                                            $   (65,400,496)    $   (18,176,747)
                                                                        ===============     ===============
Bedford Shares authorized                                                 1,500,000,000       1,500,000,000
                                                                        ===============     ===============
Sansom Street Shares authorized                                           1,500,000,000       1,500,000,000
                                                                        ===============     ===============

* This class of shares was never operational and is now closed.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 2004


NOTE 4. NET ASSETS

     At August 31, 2004, net assets consisted of the following:


                                                               MONEY MARKET
                                                                 PORTFOLIO
                                                               ------------
Paid-in capital                                                $213,374,606
Accumulated net realized gain/(loss) on investments                  (2,019)
                                                               ------------
   Total net assets                                            $213,372,587
                                                               ============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statement of net assets of Money Market Portfolio, a series of The RBB Fund, Inc. (the "Portfolio"), as of August 31, 2004 and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31 2003 and the financial highlights of the Portfolio for the periods ended August 31, 2000, August 31, 2001, August 31, 2002 and August 31, 2003 were audited by other auditors whose report, dated October 27, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of August 31, 2004, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated period, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP


Philadelphia, Pennsylvania
October 18, 2004

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)


1. CHANGE OF REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP ("PwC") withdrew as the registered public accounting firm of the Portfolio of RBB on December 11, 2003 due to PwC's business relationship with certain affiliates of BIMC. As a result of PwC's engagement to provide certain contemplated services to BIMC affiliates in the future, PwC will no longer be independent with respect to the Portfolio of RBB. On December 11, 2003, RBB by action of the Board of Directors and upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP to serve as the independent registered public accounting firm to audit RBB's financial statements with respect to the Portfolio for the fiscal year ending August 31, 2004.

     PwC's reports on RBB's financial statements for the fiscal year ended August 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During RBB's fiscal year ended August 31, 2003, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

     During RBB's fiscal year ended August 31, 2003, neither RBB, its funds nor anyone on their behalf has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on RBB's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

     The above information is required to be included in our shareholder reports for two years following a change of independent registered public accounting firm.

2. PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the numbers shown below and on the Securities and Exchange Commission's website at http://www.sec.gov.

     Bedford               (800) 533-7719
     Sansom Street         (888) 261-4073

3. QUARTERLY PORTFOLIO SCHEDULES

     The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Fund's Form N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 FUND MANAGEMENT
                                   (UNAUDITED)


     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (800) 533-7719 for Bedford and (888) 261-4073 for Sansom Street.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND       TIME SERVED 1                 5 YEARS                   DIRECTOR*       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky                 Director     - 1988 to present  Since 1969, Director and Vice              14           Director,
Comcast Corporation                                               Chairman, Comcast Corporation (cable                     Comcast
1500 Market Street, 35th Fl.                                      television and communications);                       Corporation.
Philadelphia, PA 19102                                            Director, NDS Group PLC (provider of
DOB: 7/16/33                                                      systems and applications for digital
                                                                  pay TV).
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay                  Director     - 1988 to present  Since 2000, Vice President, Fox Chase      14             None
Fox Chase Cancer Center                                           Cancer Center (biomedical research
333 Cottman Avenue                                                and medical care); prior to 2000,
Philadelphia, PA 19111                                            Executive Vice President, Fox Chase
DOB: 12/06/35                                                     Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman                Director     - 1991 to present  Since December 2000, Director,             14             None
106 Pierrepont Street                                             Gabelli Partners, L.P. (an investment
Brooklyn, NY 11201                                                partnership); Chief Operating Officer
DOB: 5/21/48                                                      and member of the Board of Directors
                                                                  of Outercurve Technologies (wireless
                                                                  enabling services) until April 2001;
                                                                  Chief Operating Officer and member of
                                                                  the Executive Operating Committee of
                                                                  Warburg Pincus Asset Management,
                                                                  Inc.; Executive Officer and Director
                                                                  of Credit Suisse Asset Management
                                                                  Securities, Inc. (formerly
                                                                  Counsellors Securities, Inc.) and
                                                                  Director/Trustee of various
                                                                  investment companies advised by
                                                                  Warburg Pincus Asset Management, Inc.
                                                                  until September 15, 1999; Prior to
                                                                  1997, Managing Director of Warburg
                                                                  Pincus Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg               Director     - 1991 to present  Since 1974, Chairman, Director and         14          Director,
Moyco Technologies, Inc.                                          President, Moyco Technologies, Inc.                      Moyco
200 Commerce Drive                                                (manufacturer of precision coated and                Technologies,
Montgomeryville, PA 18936                                         industrial abrasives); Since 1999,                        Inc.
DOB: 3/24/34                                                      Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees fourteen  portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND        TIME SERVED                  5 YEARS                   DIRECTOR*       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky                  Director     - 1991 to present  Since July 2002, Senior Vice               14            None
Oppenheimer & Company, Inc.                                       President and prior thereto,
200 Park Avenue                                                   Executive Vice President of
New York, NY 10166                                                Oppenheimer & Company, Inc. (formerly
DOB:4/16/38                                                       Fahnestock & Co., Inc., a registered
                                                                  broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall                Director     - 2002 to present  Director of PFPC Inc. from January         14            None
400 Bellevue Parkway                                              1987 to April 2002; Chairman and
Wilmington, DE 19809                                              Chief Executive Officer of PFPC Inc.
DOB: 9/25/38                                                      until April 2002; Executive Vice
                                                                  President of PNC Bank, National
                                                                  Association from October 1981 to
                                                                  April 2002; Director of PFPC
                                                                  International Ltd. (financial
                                                                  services) from August 1993 to April
                                                                  2002; Director of PFPC International
                                                                  (Cayman) Ltd. (financial services)
                                                                  from September 1996 to April 2002;
                                                                  Governor of the Investment Company
                                                                  Institute (investment company
                                                                  industry trade organization) from
                                                                  July 1996 to January 2002; Director
                                                                  of PNC Asset Management, Inc.
                                                                  (investment advisory) from September
                                                                  1994 to March 1998; Director of PNC
                                                                  National Bank from October 1995 to
                                                                  November 1997; Director of Haydon
                                                                  Bolts, Inc. (bolt manufacturer) and
                                                                  Parkway Real Estate Company
                                                                  (subsidiary of Haydon Bolts, Inc.)
                                                                  since 1984.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees fourteen  portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND        TIME SERVED                  5 YEARS                   DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach                President and   - 1991 to present  Certified Public Accountant; Vice           N/A           N/A
400 Bellevue Parkway             Treasurer             and        Chairman of the Board, Fox Chase
4th Floor                                      - 1988 to present  Cancer Center; Trustee Emeritus,
Wilmington, DE 19809                                              Pennsylvania School for the Deaf;
DOB: 6/29/24                                                      Trustee Emeritus, Immaculata
                                                                  University; President or Vice
                                                                  President and Treasurer of various
                                                                  investment companies advised by
                                                                  subsidiaries of PNC Bank Corp. from
                                                                  1981 to 1997; Managing General
                                                                  Partner, President since 2002,
                                                                  Treasurer since 1981 and Cjief
                                                                  Compliance Officer since September
                                                                  2004 of Chestnut Street Exchange
                                                                  Fund; and Director of the Bradford
                                                                  Funds, Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. King                     Secretary     - Since 2003       Since 2000, Vice President and              N/A           N/A
301 Bellevue Parkway                                              Counsel, PFPC Inc. (financial
2nd Floor                                                         services company); Associate,
Wilmington, DE 19809                                              Stradley, Ronon, Stevens & Young,
DOB: 1/27/68                                                      LLC (law firm) from 1996-2000.
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Faia, Esquire, CPA        Chief      - Since 2004       Senior Legal Counsel, PFPC Inc. from        N/A           N/A
Vigilant Compliance              Compliance                       2002 to 2004; Chief Legal Counsel,
186 Dundee Drive, Suite 700        Officer                        Corviant Corporation (Investment
Williamstown, NJ 08094                                            Adviser, Broker/Dealer and Service
DOB: 12/25/62                                                     Provider to Investment Advisers and
                                                                  Separate Accountant Providers) from
                                                                  2001 to 2002; Partner, Pepper
                                                                  Hamilton LLP (law firm) from 1997 to
                                                                  2001.
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal.  Each officer holds office at the pleasure of the Board of Directors  until the next annual  meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs.  Carnall and Sablowsky  are  considered  "interested  persons" of the Company as that term is defined in the 1940 Act. Mr.
  Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio,  BlackRock  Institutional  Management  Corporation,  and the Company's  principal underwriter,  PFPC  Distributors,  Inc., are indirect  subsidiaries  of the PNC Financial  Services Group,  Inc. Mr.  Sablowsky is
  considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996










This report is submitted for the general information of the shareholders of the Portfolio. Total investment return is based on historical results and is not intended to indicate future performance. Current performance may be higher or lower than the performance data provided in the report.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]


                              n/i NUMERIC INVESTORS
                              Emerging Growth Fund

                              n/i NUMERIC INVESTORS
                                   Growth Fund

                              n/i NUMERIC INVESTORS
                                  Mid Cap Fund



                                  Annual Report
                                 August 31, 2004

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                 FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                                ADVISER'S REPORT

December 30, 2004

Dear Shareholder:

We are pleased to provide you with the 2004 Annual Report on the performance of the N/I NUMERIC INVESTORS EMERGING GROWTH FUND, N/I NUMERIC INVESTORS GROWTH FUND, AND N/I NUMERIC INVESTORS MID CAP FUND (each, a "Fund" and collectively, the "Funds") for the fiscal year ended August 31, 2004. The 2004 Annual Report on the performance of the n/i Small Cap Value Fund will follow separately in the near future.

INVESTMENT DISCUSSION

The table below compares the returns of our three Funds with the returns of their benchmarks over several periods of interest.


                                                      TOTAL RETURNS
                                                      -------------
                                                                                               AVERAGE
                                                                                               ANNUAL           AVERAGE
                                 SIX MONTHS           SIX MONTHS           ONE YEAR          FIVE YEARS         ANNUAL
                                    ENDED                ENDED               ENDED              ENDED        RETURN SINCE
                              FEBRUARY 29, 2004     AUGUST 31, 2004     AUGUST 31, 2004    AUGUST 31, 2004    INCEPTION*
                              -----------------     ---------------     ---------------    ---------------   ------------
EMERGING GROWTH FUND                 +25.93%             (10.50)%            +12.71%            +11.53%         +15.54%
Russell 2000 Growth Index            +15.42%             (10.44)%             +3.38%            (1.37)%          +0.52%
DIFFERENCE                           +10.51%              (0.06)%             +9.33%            +12.90%         +15.02%

GROWTH FUND                          +24.02%              (9.16)%            +12.66%             +5.14%          +8.05%
Russell 2500 Growth Index            +15.23%              (9.24)%             +4.58%             +0.78%          +3.46%
DIFFERENCE                            +8.79%               +0.08%             +8.08%             +4.36%          +4.59%

MID CAP FUND                         +17.11%              (2.11)%            +14.64%             +5.56%         +11.35%
S&P MidCap 400 Index                 +16.60%              (3.59)%            +12.43%             +9.18%         +12.57%
Russell Mid Cap Index**              +18.31%              (2.55)%            +15.29%             +6.80%         +10.14%
DIFFERENCE (S&P MIDCAP
   400 INDEX)                         +0.51%               +1.48%             +2.21%            (3.62)%         (1.22)%


----------
*    Inception Dates: June 3, 1996 for all three Funds.
** This is not a benchmark of the Fund. Results of index performance are shown for general comparative purposes.

     The indices are unmanaged indices that are not available for direct investment. Mid-sized company stocks are generally more volatile than large company stocks. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at WWW.NUMERIC.COM. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

All three Funds experienced negative absolute returns during the most recent six month period, ended August 31, 2004, primarily due to the recent market retreat. The Emerging Growth Fund and the Growth Fund suffered the largest decline. Our benchmark-relative returns (from our stock-selection process) were neutral to slightly negative over this period, with the exception of the Mid Cap Fund, which handily out-performed its benchmark by 1.5%. Nonetheless, the absolute returns for the entire fiscal year remained firmly in positive territory, with all of the Funds up in excess of 12.6%. These sizable returns for the year were driven by a combination of the upward move in the equity market, as measured by the respective benchmarks, and the substantial alpha generated by our process.

Reviewing the benchmark-relative returns for the entire fiscal year, we are very pleased to observe that our investment process added value across all of our Funds. The excess returns range from just over 2% in the Mid Cap Fund, to over 9.3% in the Emerging Growth Fund.

During the most recent six-month period there were a variety of factors which weighed on the market, with the closely followed S&P 500 Index down 2.7%. The period began with the ugly specter of terrorist attacks highlighted by the Madrid train bombings in March. Inflation fears were sparked by a higher than expected GDP price deflator and by comments from the Federal Reserve which potentially indicated that an aggressive tightening in monetary policy was imminent. In fact an aggressive Fed action did not materialize and the market has welcomed the measured Fed response. Although consumer spending has generally remained robust, concern over higher oil prices and lack-luster employment data ultimately prevailed to drive the market lower.

Looking at the market's return in greater detail during the most recent six-month period reveals that value stocks significantly outpaced growth stocks and that large-cap stocks out-performed their small-cap counterparts. The nexus of these results made large-cap value stocks the best performing equity asset class over this period. Specifically, using the Russell style indices, large-cap value stocks (Russell 1000 Value Index) essentially remained unchanged, while small-cap growth stocks (Russell 2000 Growth Index) declined 10.4% during the period. Over the entire fiscal year value trounced growth by over 12% and the market displayed no preference regarding capitalization.

As you will recall, we construct our portfolios using a bottom-up stock selection process that is based on our proprietary quantitative stock-selection models. These models allow us to formulate a view on the fair price for a stock, considering its growth and stability, and take into account analysts' estimate revisions, and the quality of a company's earnings. In addition, while always seeking to have strong absolute performance, we are primarily focused on the benchmark-relative return of each Fund. For this reason, we seek to mitigate unnecessary risks by managing portfolios that are effectively economic-sector neutral with respect to their benchmark. Namely, we seek to maintain sector weights that are only a few percentage points away from their respective benchmark sector weights. Furthermore, we try to avoid large stock-specific risk by broadly diversifying the portfolio across many stocks and by preventing any one holding from exceeding approximately 2% of a Fund's overall weight.

Attribution analysis of each Fund's return over the entire fiscal year finds that all of our proprietary models made positive contributions to performance. Given the market's strong preference for value stocks over growth stocks, it is not surprising to note that our Fair Value model generally accounts for a good portion of each Fund's out-performance. During the year the Quality of Earnings model was also powerful across the Funds, with the exception of the Mid Cap Fund where it was only marginally productive. Lastly, our Estrend model added significant value in our two growth offerings and was found to be beneficial for our Mid Cap Fund.

The  following  table   summarizes  which  economic  sectors  made  the  largest
contribution to the total return for each Fund during the entire fiscal year.

       FUND                      LARGEST CONTRIBUTING SECTORS    SECTOR'S RETURN
--------------------------------------------------------------------------------
Emerging Growth                     Consumer Non-Cyclicals            22.6%
                                          Financials                  35.6%

Growth                              Consumer Non-Cyclicals            20.6%
                                      Consumer Cyclicals              21.9%

Mid Cap                             Consumer Non-Cyclicals            16.0%
                                          Financials                  15.3%


It is interesting to note that 8 out of the 9 economic sectors posted double digit positive returns for the fiscal year, with only Technology losing value everywhere.

For the Emerging Growth Fund, at the individual security level, the generic pharmaceutical products company, EON Labs (+81bps contribution to the Fund's total return; 0% of portfolio on 8/31/04), and the computer voice recognition company, Intervoice (+70bps; 0% of portfolio on 8/31/04) were among the largest contributors to the Fund's return during the fiscal year. The largest detractors included Sonus Networks (-42bps; 0% of portfolio on 8/31/04), the telecommunications equipment company, and TTM Technologies (-37bps; 0% of portfolio on 8/31/04), the circuit board manufacturing company.

The positive contributors to the Growth Fund included the telecommunications equipment company, Ditech Communications (+77bps; 1% of portfolio on 8/31/04), and the oil refining company, Tesoro Petroleum Corp (+71bps; 0.8% of portfolio on 8/31/04). The holdings which lost the most value included Silicon Storage Technology (-42bps; 0% of portfolio on 8/31/04), the nonvolatile semiconductor memory company, and Helix Technology (-35bps; 0.5% of portfolio on 8/31/04), the semiconductor capital equipment company.

The best performers in the Mid Cap Fund included the electric utility, Texas Genco Holdings (+50bps; 0% of portfolio on 8/31/04), and the medical products company, Varian Medical Systems (+50bps; 1.2% of portfolio on 8/31/04). On the downside, the largest detractors to performance included Career Education Corp (-88bps; 0.8% of portfolio on 8/31/04), the for-profit postsecondary education company, and LSI Logic (-46bps; 0% of portfolio on 8/31/04), the semiconductor company.

As the Funds' investment adviser, we are continuously working at improving our investment process. Being a disciplined and quantitatively based asset manager, much of this effort is focused on enhancing our proprietary models. In this vein, we are pleased to inform you of several improvements that have recently been implemented. We have observed for some time that the efficacy of our analysts' estimate revision model, known as Estrend, has been on the decline. We have augmented its power by incorporating an element of price momentum. In addition we have found an additive way to introduce the use of short interest as information flow for the Mid Cap Value Fund. Short interest has been used in our growth offerings for some time now. Lastly, while our Fair Value model is one of the hallmarks of our success, we have known that it can struggle in certain growth sectors of the market. In an attempt to address this, we have introduced the use of a cash flow based valuation model for certain growth stocks.

MANAGEMENT DISCUSSION

We have five business matters to share with you. Perhaps the fifth topic is the most important.

First, the preceding section of this report was written by Joseph Schirripa, CFA, the co-portfolio manager for our n/i Small Cap Value Fund. In the past this discussion has usually been prepared by me, Langdon Wheeler, CFA, as Chief
Investment Officer and President of Numeric. I am delighted to share this responsibility with such a thoughtful observer of the markets with a clear writing style.

Second, I have mixed emotions as I report that one of my first and longest-serving colleagues at Numeric, Shannon Vanderhooft, CFA, has decided to take early retirement at the end of this year to be a full-time Mom for her pre-adolescent children. Shannon has been co-portfolio manager for the n/i Growth and Emerging Growth Funds for many years. She is also a member of our Management and Investment Committees as Head of our Small Cap and Momentum Group. My emotions are mixed because I salute her choice to make her children's well-being her first priority but I will miss working with her. Dan Taylor, CFA, a talented portfolio manager and quantitative analyst, has been co-managing these (and other) portfolios with Shannon for the past three years and will take the lead in managing these Funds going forward. Dan will also take Shannon's seat on the Investment Committee.

Third, you are aware that we re-opened our previously closed n/i Emerging Growth Fund to current shareholders for two weeks in early September. During these two weeks, current shareholders in any of our three Funds were permitted to invest in any of our other Funds. Thereafter, only current investors in any Fund could add to their investment in that fund. You may recall that we also opened the Funds in June but delays in printing and mail caused many investors to not know about this opportunity until it had passed. Thus we did a second reopening to provide our loyal shareholders with an opportunity to diversify across our other strategies. For the moment all of our Funds are open to further investment by current shareholders in each Fund, although we must reserve the right to close any Fund again should we determine that the asset growth could impair our ability to add value.

Fourth, you were recently sent a proxy seeking your approval to retain Numeric as advisor to the Funds, given the change in ownership that occurred at Numeric in late June. (Reflecting that transaction, our logo has a new color and our name is now followed by the initials "LLC" (limited liability company) rather than "LP" or limited partnership). In the transaction, Numeric's original financial partners and some former employees who still owned interests in Numeric were bought out completely by TA Associates, a private equity firm based in Boston. The resulting ownership structure has Numeric management owning roughly half of the firm and TA the other half. TA will take seats on our Board of Directors but we do not anticipate any changes in our investment process or our business strategy of "good not big" and "dollars of excess return". Thank you for responding promptly to this proxy.

Fifth, RBB Funds has been notified by the Securities and Exchange Commission (the "SEC") that the performance fees on the Small Cap Value Fund have been miscalculated for the last several years and therefore an overpayment has been made. Applying similar standards, it appears that Numeric was underpaid by the Midcap and Growth Funds. RBB and we have agreed to apply the SEC's alternative fee calculation effective September 1, 2004. Small Cap Value Fund shareholders will be reimbursed for any previous overcharge plus interest, but shareholders of the Midcap and Growth Funds will NOT incur a delayed charge. We believe the Small Cap Value Fund reimbursement will occur outside of the Fund complex. We are currently evaluating alternative fee structures in an effort to achieve maximum fairness for the shareholders, and may communicate with you further if we conclude that a change in fee structure is warranted.

Thank you also for being a shareholder in the Funds. We are grateful for your business and for the confidence you have placed in us to manage a portion of your investments. We hope that you are pleased with the results of the past fiscal year, as we are pleased in creating value across all of our Funds.

Sincerely,

/s/  LANGDON B. WHEELER, CFA                  /s/  JOSEPH SCHIRRIPA, CFA

Langdon B. Wheeler, CFA                       Joseph Schirripa, CFA
President & Chief Investment Officer          Co-Portfolio Manager
Numeric Investors LLC(R)                      n/i Small Cap Value Fund

----------
In addition to historical information, this report contains forward-looking statements that may concern, among other things, the domestic market, industry and economic trends and developments and government regulation and their potential impact on each Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Funds could be materially different from those projected, anticipated or implied. The Funds have no obligation to update or revise forward-looking statements.

Performance results do not reflect the deduction of taxes that a shareholder would pay on a Fund's distributions. On the accompanying line charts and total return tables found on pages 6 through 8, the returns of each Fund assumes reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date.


Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406. To be preceded or accompanied by a prospectus.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND

             Comparison of Change in Value of $10,000 Investment in n/i NUMERIC INVESTORS Emerging Growth Fund(1)(2) vs. Russell 2000 Growth Index

                                [GRAPHIC OMITTED]

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

         Emerging Growth Fund       Russell 2000 Growth Index
6/3/96          $10,000                    $10,000
8/31/96          $9,725                     $8,816
11/30/96        $11,392                     $9,117
2/28/97         $11,426                     $8,952
5/31/97         $12,194                     $9,459
8/31/97         $15,405                    $10,589
11/30/97        $15,547                    $10,491
2/28/98         $16,354                    $11,272
5/31/98         $16,189                    $10,958
8/31/98         $12,210                     $7,804
11/30/98        $16,225                     $9,745
2/28/99         $16,109                    $10,089
5/31/99         $17,589                    $11,373
8/31/99         $19,058                    $11,168
11/30/99        $20,975                    $12,909
2/29/00         $27,971                    $18,544
5/31/00         $24,620                    $13,612
8/31/00         $29,429                    $15,532
11/30/00        $22,518                    $11,100
2/28/01         $22,942                    $10,987
5/31/01         $24,382                    $11,471
8/31/01         $23,496                    $10,105
11/30/01        $23,035                    $10,065
2/28/02         $23,828                     $9,644
5/31/02         $25,379                     $9,656
8/31/02         $21,798                     $7,475
11/30/02        $22,296                     $8,009
2/28/03         $20,875                     $7,060
5/31/03         $24,954                     $8,730
8/31/03         $29,181                    $10,085
11/30/03        $33,555                    $11,027
2/29/04         $36,748                    $11,640
5/31/04         $35,186                    $11,328
8/31/04         $32,890                    $10,425

Past performance is not predictive of future performance.

--------------------------------------------------
                                     Value on
                                  August 31, 2004
                                  ---------------
Emerging Growth Fund                  $32,890
Russell 2000 Growth Index             $10,425
--------------------------------------------------

--------------------------------------------------------------------------------
                                  Total Returns

                                                         AVERAGE ANNUAL
                                                 -------------------------------
                                ONE YEAR ENDED   FIVE YEARS ENDED      SINCE
                                AUGUST 31, 2004   AUGUST 31, 2004  INCEPTION (3)
                                ---------------  ----------------  -------------
Emerging Growth Fund                 12.71%           11.53%          15.54%
Russell 2000 Growth Index             3.38%           (1.37)%          0.52%
--------------------------------------------------------------------------------

----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.
(2) Numeric Investors LLC(R) waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements.Total returns shown include the effect of fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers or assumption of fees and expenses. Returns shown include the reinvestment of all dividends and other distributions.
(3) For the period June 3, 1996 (commencement of operations) through August 31, 2004.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                   GROWTH FUND

             Comparison of Change in Value of $10,000 Investment in n/i NUMERIC INVESTORS Growth Fund(1)(2) vs. Russell 2500 Growth Index

                                [GRAPHIC OMITTED]

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

              Growth Fund         Russell 2500 Growth Index
6/3/96          $10,000                    $10,000
8/31/96          $9,867                     $9,144
11/30/96        $10,925                     $9,673
2/28/97         $10,575                     $9,572
5/31/97         $11,384                    $10,060
8/31/97         $13,585                    $11,327
11/30/97        $13,402                    $11,196
2/28/98         $13,754                    $11,954
5/31/98         $13,111                    $11,707
8/31/98          $9,641                     $8,434
11/30/98        $11,931                    $10,490
2/28/99         $12,040                    $10,872
5/31/99         $13,385                    $12,414
8/31/99         $14,731                    $12,739
11/30/99        $16,999                    $15,044
2/29/00         $23,591                    $22,342
5/31/00         $20,133                    $16,929
8/31/00         $24,027                    $19,890
11/30/00        $16,929                    $14,128
2/28/01         $15,982                    $13,511
5/31/01         $16,580                    $14,249
8/31/01         $15,269                    $12,599
11/30/01        $15,079                    $12,683
2/28/02         $15,254                    $12,016
5/31/02         $15,808                    $11,920
8/31/02         $13,214                     $9,478
11/30/02        $13,287                    $10,126
2/28/03         $12,471                     $9,063
5/31/03         $14,715                    $11,041
8/31/03         $16,798                    $12,664
11/30/03        $19,289                    $13,865
2/29/04         $20,834                    $14,593
5/31/04         $19,959                    $14,315
8/31/04         $18,925                    $13,244

Past performance is not predictive of future performance.

--------------------------------------------------
                                     Value on
                                  August 31, 2004
                                  ---------------
Growth Fund                           $18,925
Russell 2500 Growth Index             $13,244
--------------------------------------------------

--------------------------------------------------------------------------------
                                  Total Returns

                                                         AVERAGE ANNUAL
                                                 -------------------------------
                                ONE YEAR ENDED   FIVE YEARS ENDED      SINCE
                                AUGUST 31, 2004   AUGUST 31, 2004  INCEPTION (3)
                                ---------------  ----------------  -------------
Growth Fund                          12.66%            5.14%            8.05%
Russell 2500 Growth Index             4.58%            0.78%            3.46%
--------------------------------------------------------------------------------

----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.
(2) Numeric Investors LLC(R) waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements.Total returns shown include the effect of fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers or assumption of fees and expenses. Returns shown include the reinvestment of all dividends and other distributions.
(3) For the period June 3, 1996 (commencement of operations) through August 31, 2004.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                  MID CAP FUND

             Comparison of Change in Value of $10,000 Investment in n/i NUMERIC INVESTORS Mid Cap Fund(1)(2) vs. S&P MidCap 400 Index

                                [GRAPHIC OMITTED]

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

              Mid Cap Fund     S&P MidCap 400 Index
6/3/96           $10,000             $10,000
8/31/96           $9,633              $9,713
11/30/96         $11,158             $10,738
2/28/97          $11,334             $11,062
5/31/97          $12,397             $11,815
8/31/97          $14,364             $13,333
11/30/97         $14,732             $13,688
2/28/98          $16,232             $15,103
5/31/98          $16,685             $15,350
8/31/98          $13,076             $12,084
11/30/98         $15,492             $15,109
2/28/99          $16,128             $15,421
5/31/99          $18,003             $17,177
8/31/99          $18,518             $17,105
11/30/99         $19,355             $18,336
2/29/00          $20,492             $20,199
5/31/00          $21,665             $20,862
8/31/00          $24,000             $23,903
11/30/00         $20,723             $21,204
2/28/01          $20,783             $22,004
5/31/01          $21,521             $23,142
8/31/01          $19,819             $21,962
11/30/01         $19,243             $21,576
2/28/02          $20,409             $22,601
5/31/02          $21,181             $23,697
8/31/02          $18,138             $19,935
11/30/02         $17,812             $20,230
2/28/03          $16,683             $18,384
5/31/03          $19,489             $21,530
8/31/03          $21,167             $23,601
11/30/03         $23,119             $25,867
2/29/04          $24,788             $27,519
5/31/04          $24,573             $27,284
8/31/04          $24,266             $26,533

Past performance is not predictive of future performance.

--------------------------------------------------
                                     Value on
                                  August 31, 2004
                                  ---------------
Mid Cap Fund                          $24,266
S&P MidCap 400 Index                  $26,533
--------------------------------------------------

--------------------------------------------------------------------------------
                                  Total Returns

                                                         AVERAGE ANNUAL
                                                 -------------------------------
                                ONE YEAR ENDED   FIVE YEARS ENDED      SINCE
                                AUGUST 31, 2004   AUGUST 31, 2004  INCEPTION (3)
                                ---------------  ----------------  -------------
Mid Cap Fund                         14.64%            5.56%           11.35%
S&P MidCap 400 Index                 12.43%            9.18%           12.57%
--------------------------------------------------------------------------------

----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.
(2) Numeric Investors LLC(R) waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements.Total returns shown include the effect of fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers or assumption of fees and expenses. Returns shown include the reinvestment of all dividends and other distributions.
(3) For the period June 3, 1996 (commencement of operations) through August 31, 2004.

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                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              FUND EXPENSE EXAMPLES

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from March 1, 2004 through August 31, 2004.


ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on your Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                        FUND EXPENSE EXAMPLES (CONCLUDED)

                                                                        EMERGING GROWTH FUND
                                               -----------------------------------------------------------------------
                                                BEGINNING                      ENDING                    EXPENSES PAID
                                               ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                               MARCH 1, 2004               AUGUST 31, 2004                  PERIOD*
                                               -------------               ---------------               -------------
Actual                                           $1,000.00                    $  895.00                      $5.57
Hypothetical (5% return before expenses)          1,000.00                     1,019.14                       5.96

                                                                            GROWTH FUND
                                               -----------------------------------------------------------------------
                                                BEGINNING                      ENDING                    EXPENSES PAID
                                               ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                               MARCH 1, 2004               AUGUST 31, 2004                  PERIOD*
                                               -------------               ---------------               -------------
Actual                                           $1,000.00                    $  908.40                      $7.24
Hypothetical (5% return before expenses)          1,000.00                     1,017.41                       7.69

                                                                            MID CAP FUND
                                               -----------------------------------------------------------------------
                                                BEGINNING                      ENDING                    EXPENSES PAID
                                               ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                               MARCH 1, 2004               AUGUST 31, 2004                  PERIOD*
                                               -------------               ---------------               -------------
Actual                                           $1,000.00                    $  979.00                      $4.58
Hypothetical (5% return before expenses)          1,000.00                     1,020.42                       4.68

*Expenses  are equal to the  Funds'  annualized  expense  ratios in the table  below,  which  include  waived  fees or reimbursed  expenses,  multiplied by the number of days in the most recent fiscal half-year,  then divided by 366 to reflect the one-year half period.

                                                        EXPENSE RATIO
                                                        -------------
                           Emerging Growth Fund             1.17%
                           Growth Fund                      1.51%
                           Mid Cap Fund                     0.92%

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                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE

--------------------------------------------------------------------------------
SECURITY TYPE/                                           % OF          VALUE
INDUSTRY CLASSIFICATION                               NET ASSETS      (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCK
   Aerospace & Defense .......................            0.7%     $    973,677
   Airlines ..................................            1.3%        1,736,211
   Apparel ...................................            2.3%        3,063,910
   Automobile Parts & Equipment ..............            1.0%        1,330,995
   Banks .....................................            3.1%        4,121,864
   Beverages .................................            0.4%          511,360
   Biotech ...................................            4.9%        6,604,374
   Broadcasting ..............................            0.2%          232,804
   Building & Building Materials .............            0.5%          616,080
   Building Supplies .........................            0.6%          859,040
   Chemicals - Specialty .....................            1.6%        2,204,711
   Commercial Services .......................            0.5%          607,988
   Communication Equipment ...................            1.4%        1,882,266
   Computer Networking Products ..............            0.2%          204,840
   Computer Peripherals ......................            1.4%        1,925,952
   Computer Services .........................            0.8%        1,053,993
   Computer Software .........................            3.8%        5,090,182
   Consumer Products .........................            1.2%        1,588,178
   Correctional Rehabilitation ...............            0.1%          150,150
   Data Processing ...........................            2.4%        3,188,525
   Electrical Equipment ......................            0.9%        1,173,920
   Electronic Components
      & Accessories ..........................            5.2%        6,944,392
   Financial Services ........................            1.4%        1,874,822
   Food & Agriculture ........................            1.2%        1,657,993
   Funeral Services ..........................            0.7%          902,325
   Hazardous Waste Management ................            0.1%           68,700
   Health Care ...............................            2.6%        3,503,730
   Home Furnishings ..........................            0.4%          500,910
   Hospitals .................................            1.0%        1,324,016
   Hotels & Motels ...........................            0.9%        1,148,936
   Insurance - Property & Casualty ...........            1.3%        1,748,319
   Internet Content ..........................            3.5%        4,613,236
   Internet Software .........................            1.3%        1,719,194
   Leisure & Entertainment ...................            1.4%        1,878,569
   Machinery .................................            3.5%        4,735,609
   Manufacturing .............................            2.5%        3,335,124
   Medical & Medical Services ................            1.6%        2,148,693
   Medical Instruments & Supplies ............            4.3%        5,704,788
   Metals ....................................            0.2%          323,518


--------------------------------------------------------------------------------
SECURITY TYPE/                                           % OF          VALUE
INDUSTRY CLASSIFICATION                               NET ASSETS      (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCK--(CONTINUED)
   Mortgage ..................................            1.7%     $  2,234,953
   Multimedia/Publishing .....................            1.0%        1,298,435
   Oil & Gas Equipment & Services ............            1.8%        2,416,125
   Oil & Gas Field Exploration ...............            0.6%          786,513
   Oil Refining ..............................            1.7%        2,258,178
   Packaging .................................            0.9%        1,248,525
   Pharmaceuticals ...........................            1.7%        2,305,935
   Printing ..................................            0.6%          841,035
   Real Estate Investment Trusts .............            1.8%        2,417,175
   Residential Construction ..................            1.1%        1,500,604
   Restaurants ...............................            0.8%        1,077,300
   Retail - Specialty ........................            4.7%        6,222,710
   Savings & Loan Associations ...............            1.7%        2,257,159
   Schools ...................................            0.7%          943,675
   Semiconductors ............................            3.8%        5,032,940
   Services - Management
      Consulting .............................            1.8%        2,463,802
   Steel .....................................            0.4%          526,674
   Telecommunications Equipment
      & Services .............................            5.3%        7,099,852
   Transportation ............................            2.2%        2,983,243
REPURCHASE AGREEMENTS ........................            3.6%        4,822,458
LIABILITIES IN EXCESS
   OF OTHER ASSETS ...........................           (0.3)%        (459,965)
                                                        -----      ------------
NET ASSETS -- 100.% ..........................          100.0%     $133,531,220
                                                        =====      ============

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                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                  PORTFOLIO HOLDINGS SUMMARY TABLE (CONTINUED)

--------------------------------------------------------------------------------
SECURITY TYPE/                                           % OF          VALUE
INDUSTRY CLASSIFICATION                               NET ASSETS      (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCK
   Aerospace & Defense .......................            1.3%      $   473,683
   Airlines ..................................            1.8%          640,865
   Apparel ...................................            1.0%          343,138
   Automobile Parts & Equipment ..............            1.3%          467,487
   Banks .....................................            0.1%           24,618
   Biotech ...................................            4.8%        1,714,237
   Building & Building Materials .............            0.2%           54,360
   Building Supplies .........................            0.6%          214,760
   Chemicals - Specialty .....................            1.8%          644,704
   Commercial Services .......................            0.1%           19,048
   Communication Equipment ...................            0.5%          196,950
   Computer Peripherals ......................            0.6%          219,735
   Computer Services .........................            0.2%           73,226
   Computer Software .........................            3.2%        1,137,222
   Consumer Products .........................            1.2%          444,213
   Data Processing ...........................            1.3%          479,322
   Electrical Equipment ......................            0.5%          172,040
   Electronic Components
      & Accessories ..........................            5.1%        1,834,802
   Engineering ...............................            0.7%          266,760
   Financial Services ........................            1.9%          698,473
   Food & Agriculture ........................            2.1%          743,001
   Funeral Services ..........................            0.5%          185,913
   Health Care ...............................            2.3%          829,641
   Hospitals .................................            0.9%          334,656
   Hotels & Motels ...........................            1.0%          347,462
   Insurance .................................            0.6%          234,038
   Insurance - Health & Life .................            0.4%          161,298
   Insurance - Property & Casualty ...........            2.6%          944,973
   Internet Content ..........................            2.3%          847,329
   Internet Software .........................            1.7%          596,400
   Leisure & Entertainment ...................            1.5%          552,569
   Machinery .................................            3.0%        1,087,274
   Manufacturing .............................            3.1%        1,103,608
   Medical & Medical Services ................            1.2%          450,221
   Medical Instruments & Supplies ............            4.4%        1,604,161
   Mortgage ..................................            3.1%        1,119,556
   Multimedia/Publishing .....................            1.5%          537,654
   Oil & Gas Equipment & Services ............            1.1%          390,530
   Oil & Gas Field Exploration ...............            1.1%          391,089


--------------------------------------------------------------------------------
SECURITY TYPE/                                           % OF          VALUE
INDUSTRY CLASSIFICATION                               NET ASSETS      (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCK--(CONTINUED)
   Oil Refining ..............................            2.3%      $   842,578
   Packaging .................................            0.5%          179,000
   Paper & Allied Products ...................            0.2%           88,561
   Pharmaceuticals ...........................            2.2%          781,351
   Printing ..................................            0.2%           57,190
   Real Estate Investment Trusts .............            3.4%        1,211,837
   Residential Construction ..................            3.0%        1,087,112
   Restaurants ...............................            0.6%          230,417
   Retail - Specialty ........................            5.8%        2,094,463
   Savings & Loan Associations ...............            1.8%          656,123
   Schools ...................................            1.3%          472,748
   Semiconductors ............................            2.5%          908,936
   Services - Management
      Consulting .............................            1.5%          530,826
   Steel .....................................            0.8%          289,600
   Telecommunications Equipment
      & Services .............................            5.5%        1,992,100
   Transportation ............................            2.9%        1,056,844
   Utilities .................................            0.7%          240,312
   Waste Management ..........................            0.8%          272,164
REPURCHASE AGREEMENTS ........................            3.7%        1,322,114
LIABILITIES IN EXCESS
   OF OTHER ASSETS ...........................           (2.3)%        (819,216)
                                                        -----       -----------
NET ASSETS -- 100.% ..........................          100.0%      $36,076,076
                                                        =====       ===========

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                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                  MID CAP FUND
                  PORTFOLIO HOLDINGS SUMMARY TABLE (CONTINUED)

--------------------------------------------------------------------------------
SECURITY TYPE/                                           % OF          VALUE
INDUSTRY CLASSIFICATION                               NET ASSETS      (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCK
   Aerospace & Defense .......................            3.5%      $ 1,087,067
   Airlines ..................................            0.2%           58,995
   Apparel ...................................            1.9%          587,626
   Automobile ................................            1.0%          301,563
   Automobile Parts
      & Equipment ............................            3.0%          928,256
   Banks .....................................            5.2%        1,605,258
   Beverages .................................            0.4%          117,664
   Biotech ...................................            2.0%          623,927
   Broadcasting ..............................            0.2%           56,967
   Building Supplies .........................            1.1%          336,075
   Chemicals - Specialty .....................            2.6%          796,857
   Commercial Services .......................            0.4%          114,786
   Computer Networking Products ..............            0.5%          147,925
   Computer Services .........................            1.0%          315,180
   Computer Software .........................            3.0%          934,550
   Consumer Products .........................            4.0%        1,221,489
   Drilling Oil & Gas Wells ..................            0.3%           98,240
   Electrical Equipment ......................            0.3%           90,615
   Electronic Components
      & Accessories ..........................            2.2%          695,330
   Energy ....................................            1.0%          308,062
   Financial Services ........................            0.3%           96,712
   Food & Agriculture ........................            2.0%          616,776
   Hazardous Waste Management ................            0.4%          120,185
   Health Care ...............................            2.4%          755,667
   Hospitals .................................            0.3%           99,600
   Hotels & Motels ...........................            0.6%          181,510
   Insurance .................................            1.2%          372,929
   Insurance - Property & Casualty ...........            4.3%        1,335,430
   Internet Content ..........................            0.1%           41,850
   Internet Software .........................            1.1%          346,150
   Leisure & Entertainment ...................            3.3%        1,005,389
   Manufacturing .............................            0.8%          248,761
   Medical Instruments & Supplies ............            6.2%        1,899,090
   Metals - Diversified ......................            0.1%           32,624
   Mortgage ..................................            1.1%          333,494
   Multimedia/Publishing .....................            1.4%          418,109
   Office & Business Equipment ...............            1.0%          309,276
   Oil & Gas Equipment & Services ............            3.7%        1,131,828

--------------------------------------------------------------------------------
SECURITY TYPE/                                           % OF          VALUE
INDUSTRY CLASSIFICATION                               NET ASSETS      (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCK--(CONTINUED)
   Oil & Gas Field Exploration ...............            1.4%     $    424,908
   Oil Refining ..............................            2.2%          686,012
   Paper & Allied Products ...................            0.5%          163,872
   Pharmaceuticals ...........................            0.7%          221,810
   Real Estate Investment Trusts .............            1.9%          573,294
   Residential Construction ..................            2.7%          842,863
   Retail - Discount .........................            0.3%          108,350
   Retail - Specialty ........................            4.3%        1,338,093
   Savings & Loan Associations ...............            5.3%        1,627,628
   Schools ...................................            0.8%          240,552
   Semiconductors ............................            0.2%           50,020
   Services - Management
      Consulting .............................            1.0%          313,200
   Steel .....................................            0.3%           82,080
   Telecommunications ........................            1.1%          334,776
   Telecommunications Equipment
      & Infrastructure .......................            0.4%          110,308
   Telecommunications Equipment
      & Services .............................            3.6%        1,124,398
   Transportation ............................            0.8%          238,900
   Utilities .................................            3.1%          959,791
   Wholesale - Groceries
      & General Line .........................            0.5%          142,344
REPURCHASE AGREEMENTS ........................            6.3%        1,932,695
LIABILITIES IN EXCESS
   OF OTHER ASSETS ...........................           (1.5)%        (465,971)
                                                        -----       -----------
NET ASSETS -- 100.% ..........................          100.0%      $30,821,735
                                                        =====       ===========

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                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2004

--------------------------------------------------------------------------------
                                                                      VALUE
  SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------
             COMMON STOCKS--96.7%
             AEROSPACE & DEFENSE--0.7%
   36,440    Innovative Solutions and Support, Inc.* ..........    $    973,677
                                                                   ------------
             AIRLINES--1.3%
   87,800    ExpressJet Holdings, Inc.* .......................         943,850
   47,200    Pinnacle Airlines Corp.* .........................         461,191
   24,900    Republic Airways Holdings, Inc.* .................         331,170
                                                                   ------------
                                                                      1,736,211
                                                                   ------------
             APPAREL--2.3%
   19,100    Cutter & Buck, Inc. ..............................         208,572
   33,835    Deckers Outdoor Corp.* ...........................         993,396
   11,300    Haggar Corp. .....................................         209,502
   72,400    Skechers U.S.A., Inc., Class A* ..................         962,920
   24,000    UniFirst Corp. ...................................         689,520
                                                                   ------------
                                                                      3,063,910
                                                                   ------------
             AUTOMOBILE PARTS & EQUIPMENT--1.0%
   16,200    Midas, Inc.* .....................................         256,770
   21,700    Spartan Motors, Inc. .............................         276,675
   81,800    Titan International, Inc. ........................         797,550
                                                                   ------------
                                                                      1,330,995
                                                                   ------------
             BANKS--3.1%
   18,800    First Republic Bank ..............................         842,052
   36,500    Glacier Bancorp, Inc. ............................       1,028,570
    5,100    Independent Bank Corp.-MI ........................         131,478
   16,310    MBT Financial Corp. ..............................         312,010
    8,100    SNB Bancshares, Inc.* ............................          90,639
   21,130    Sterling Financial Corp.* ........................         700,671
   35,540    Vineyard National Bancorp Co. ....................       1,016,444
                                                                   ------------
                                                                      4,121,864
                                                                   ------------
             BEVERAGES--0.4%
   23,500    Boston Beer Co., Inc. (The)* .....................         511,360
                                                                   ------------
             BIOTECH--4.9%
    7,700    Adolor Corp.* ....................................          88,550
   19,500    Alkermes, Inc.* ..................................         207,285
   46,469    Anika Therapeutics, Inc.* ........................         605,956
   53,300    Array BioPharma, Inc.* ...........................         362,440
    9,500    Bone Care International, Inc.* ...................         233,320
   16,800    Cypress Bioscience, Inc.* ........................         173,040
   17,100    deCODE genetics, Inc.* ...........................          95,760
   31,200    Dyax Corp.* ......................................         247,728
    9,300    Exelixis, Inc.* ..................................          72,540
   10,500    ILEX Oncology, Inc.* .............................         261,870


--------------------------------------------------------------------------------
                                                                      VALUE
  SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------
             BIOTECH--(CONTINUED)
   81,800    Lexicon Genetics, Inc.* ..........................    $    494,890
   26,800    Ligand Pharmaceuticals, Inc., Class B* ...........         263,444
    5,243    Medicines Co. (The)* .............................         132,543
   67,000    Neurogen Corp.* ..................................         459,620
   40,900    NitroMed, Inc.* ..................................         753,787
   19,800    Pharmion Corp.* ..................................         973,566
   29,900    Salix Pharmaceuticals, Ltd.* .....................         699,361
    9,100    Telik, Inc.* .....................................         172,354
   12,900    Third Wave Technologies* .........................          65,016
   24,800    Vertex Pharmaceuticals, Inc.* ....................         241,304
                                                                   ------------
                                                                      6,604,374
                                                                   ------------
             BROADCASTING--0.2%
   28,600    Nexstar Broadcasting Group, Inc., Class A* .......         232,804
                                                                   ------------
             BUILDING & BUILDING MATERIALS--0.5%
   40,800    Perini Corp.* ....................................         616,080
                                                                   ------------
             BUILDING SUPPLIES--0.6%
   28,000    NCI Building Systems, Inc.* ......................         859,040
                                                                   ------------
             CHEMICALS - SPECIALTY--1.6%
   31,900    Georgia Gulf Corp. ...............................       1,210,605
   46,100    IMC Global, Inc. .................................         734,834
   11,700    Octel Corp. ......................................         259,272
                                                                   ------------
                                                                      2,204,711
                                                                   ------------
             COMMERCIAL SERVICES--0.5%
    7,100    McGrath Rentcorp .................................         243,459
    8,800    Standard Parking Corp.* ..........................         114,840
    6,700    Team, Inc.* ......................................         109,210
    5,900    Viad Corp. .......................................         140,479
                                                                   ------------
                                                                        607,988
                                                                   ------------
             COMMUNICATION EQUIPMENT--1.4%
   99,124    Digi International, Inc.* ........................       1,115,145
   29,300    Novatel Wireless, Inc.* ..........................         575,745
   44,300    Paradyne Networks, Inc.* .........................         191,376
                                                                   ------------
                                                                      1,882,266
                                                                   ------------
             COMPUTER NETWORKING PRODUCTS--0.2%
    7,200    SafeNet, Inc.* ...................................         204,840
                                                                   ------------
             COMPUTER PERIPHERALS--1.4%
   51,500    AMX Corp.* .......................................         927,000
  116,700    InFocus Corp.* ...................................         998,952
                                                                   ------------
                                                                      1,925,952
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2004

--------------------------------------------------------------------------------
                                                                      VALUE
  SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------
             COMPUTER SERVICES--0.8%
   34,300    Agilysys, Inc. ...................................    $    534,394
   61,857    Tier Technologies, Inc., Class B* ................         519,599
                                                                   ------------
                                                                      1,053,993
                                                                   ------------
             COMPUTER SOFTWARE--3.8%
    9,800    Ansoft Corp.* ....................................         146,510
   84,010    Aspen Technology, Inc.* ..........................         486,418
   89,800    BindView Development Corp.* ......................         282,870
   15,310    Intergraph Corp.* ................................         397,141
   13,400    Moldflow Corp.* ..................................         160,800
  190,800    Parametric Technology Corp.* .....................         929,196
    7,300    Progress Software Corp.* .........................         147,022
   33,600    QAD, Inc. ........................................         208,320
   15,800    SS&C Technologies, Inc. ..........................         259,436
   19,400    SYNNEX Corp.* ....................................         308,266
   73,900    Ulticom, Inc.* ...................................         706,484
   79,468    Witness Systems, Inc.* ...........................       1,057,719
                                                                   ------------
                                                                      5,090,182
                                                                   ------------
             CONSUMER PRODUCTS--1.2%
   39,800    CCA Industries, Inc. .............................         297,704
   20,400    Helen of Troy, Ltd.* .............................         550,800
   23,400    RC2 Corp.* .......................................         739,674
                                                                   ------------
                                                                      1,588,178
                                                                   ------------
             CORRECTIONAL REHABILITATION--0.1%
    7,700    Geo Group, Inc. (The)* ...........................         150,150
                                                                   ------------
             DATA PROCESSING--2.4%
   35,500    CAM Commerce Solutions, Inc.* ....................         528,595
    9,200    CSG Systems International, Inc.* .................         133,124
   37,200    Dawson Geophysical Co.* ..........................         736,560
   41,000    Dendrite International, Inc.* ....................         528,900
   29,900    infoUSA, Inc.* ...................................         271,791
   38,715    NCO Group, Inc.* .................................         989,555
                                                                   ------------
                                                                      3,188,525
                                                                   ------------
             ELECTRICAL EQUIPMENT--0.9%
   58,000    WESCO International, Inc.* .......................       1,173,920
                                                                   ------------
             ELECTRONIC COMPONENTS & ACCESSORIES--5.2%
   37,800    BEI Technologies, Inc. ...........................       1,052,352
   16,200    Bel Fuse, Inc., Class B ..........................         613,494
   45,300    CyberOptics Corp.* ...............................         793,203
   47,000    Electro Scientific Industries, Inc.* .............         972,430
   64,301    Helix Technology Corp. ...........................         875,136
   53,500    Macrovision Corp.* ...............................       1,265,275
    8,700    Rofin-Sinar Technologies, Inc.* ..................         244,470


--------------------------------------------------------------------------------
                                                                      VALUE
  SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------
             ELECTRONIC COMPONENTS & ACCESSORIES--(CONTINUED)
   23,837    SBS Technologies, Inc.* ..........................    $    244,568
   54,636    Universal Electronics, Inc.* .....................         883,464
                                                                   ------------
                                                                      6,944,392
                                                                   ------------
             FINANCIAL SERVICES--1.4%
   31,100    Cash America International, Inc. .................         719,654
   57,300    Fremont General Corp. ............................       1,155,168
                                                                   ------------
                                                                      1,874,822
                                                                   ------------
             FOOD & AGRICULTURE--1.2%
   39,300    Nash Finch Co. ...................................       1,160,529
   14,550    Sanderson Farms, Inc. ............................         497,464
                                                                   ------------
                                                                      1,657,993
                                                                   ------------
             FUNERAL SERVICES--0.7%
  132,500    Stewart Enterprises, Inc., Class A* ..............         902,325
                                                                   ------------
             HAZARDOUS WASTE MANAGEMENT--0.1%
    7,500    American Ecology Corp. ...........................          68,700
                                                                   ------------
             HEALTH CARE--2.6%
   38,400    Genesis HealthCare Corp.* ........................       1,193,856
   35,200    Sierra Health Services, Inc.* ....................       1,517,824
   43,400    WellCare Health Plans, Inc.* .....................         792,050
                                                                   ------------
                                                                      3,503,730
                                                                   ------------
             HOME FURNISHINGS--0.4%
   18,888    Hooker Furniture Corp. ...........................         500,910
                                                                   ------------
             HOSPITALS--1.0%
   99,700    Select Medical Corp. .............................       1,324,016
                                                                   ------------
             HOTELS & MOTELS--0.9%
    6,900    Boca Resorts Inc., Class A* ......................         132,480
   19,600    Choice Hotels International, Inc. ................       1,016,456
                                                                   ------------
                                                                      1,148,936
                                                                   ------------
             INSURANCE - PROPERTY & CASUALTY--1.3%
    7,500    American Physicians Capital, Inc.* ...............         206,100
   51,100    Bristol West Holdings, Inc. ......................         844,683
   11,200    Infinity Property & Casualty Corp. ...............         307,104
   16,800    PXRE Group, Ltd. .................................         390,432
                                                                   ------------
                                                                      1,748,319
                                                                   ------------
             INTERNET CONTENT--3.5%
  148,500    EarthLink, Inc.* .................................       1,486,485
    8,500    Equinix, Inc.* ...................................         270,215
   14,006    InfoSpace, Inc.* .................................         532,228
  131,900    LookSmart, Ltd.* .................................         203,126

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2004

--------------------------------------------------------------------------------
                                                                      VALUE
  SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------
             INTERNET CONTENT--(CONTINUED)
    7,200    Neoforma, Inc.* ..................................    $     73,440
   94,600    Register.com, Inc.* ..............................         543,950
   44,315    TriZetto Group, Inc. (The)* ......................         273,423
   47,258    United Online, Inc.* .............................         452,732
  107,557    ValueClick, Inc.* ................................         777,637
                                                                   ------------
                                                                      4,613,236
                                                                   ------------
             INTERNET SOFTWARE--1.3%
   31,648    Digital River, Inc.* .............................         761,767
   64,300    RSA Security, Inc.* ..............................         957,427
                                                                   ------------
                                                                      1,719,194
                                                                   ------------
             LEISURE & ENTERTAINMENT--1.4%
   13,000    Boyd Gaming Corp. ................................         352,950
   13,700    Penn National Gaming, Inc.* ......................         532,245
   40,344    Scientific Games Corp., Class A* .................         687,059
  109,009    Youbet.com, Inc.* ................................         306,315
                                                                   ------------
                                                                      1,878,569
                                                                   ------------
             MACHINERY--3.5%
    2,200    Astec Industries, Inc.* ..........................          36,366
   34,000    Bucyrus International, Inc., Class A* ............         898,620
   28,900    Columbus McKinnon Corp.* .........................         252,875
   38,600    Manitowoc Co., Inc. (The) ........................       1,279,976
   18,955    Middleby Corp. (The)* ............................         950,025
   35,400    Stewart & Stevenson Services, Inc. ...............         591,534
   20,100    Terex Corp.* .....................................         726,213
                                                                   ------------
                                                                      4,735,609
                                                                   ------------
             MANUFACTURING--2.5%
   30,500    Albany International Corp., Class A ..............         889,075
    6,200    ESCO Technologies, Inc.* .........................         398,970
   51,200    Penn Engineering & Manufacturing Corp. ...........         977,920
   40,300    Wabash National Corp.* ...........................       1,069,159
                                                                   ------------
                                                                      3,335,124
                                                                   ------------
             MEDICAL & MEDICAL SERVICES--1.6%
   11,600    NeighborCare, Inc.* ..............................         294,524
   28,300    Option Care, Inc. ................................         445,159
   20,100    Pediatrix Medical Group, Inc.* ...................       1,409,010
                                                                   ------------
                                                                      2,148,693
                                                                   ------------
             MEDICAL INSTRUMENTS & SUPPLIES--4.3%
   16,200    Advanced Medical Optics, Inc.* ...................         602,964
   42,000    Cantel Medical Corp.* ............................       1,144,500
   35,800    Haemonetics Corp.* ...............................       1,131,996
   11,300    Intuitive Surgical, Inc.* ........................         274,025
   24,335    Lifecore Biomedical, Inc.* .......................         172,778


--------------------------------------------------------------------------------
                                                                      VALUE
  SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------
             MEDICAL INSTRUMENTS & SUPPLIES--(CONTINUED)
   63,700    Misonix, Inc.* ...................................    $    398,125
   20,800    Molecular Devices Corp.* .........................         478,400
   76,530    Urologix, Inc.* ..................................         769,892
   36,100    VISX, Inc.* ......................................         732,108
                                                                   ------------
                                                                      5,704,788
                                                                   ------------
             METALS--0.2%
   13,900    A.M. Castle & Co.* ...............................         126,490
   23,400    Commonwealth Industries, Inc.* ...................         197,028
                                                                   ------------
                                                                        323,518
                                                                   ------------
             MORTGAGE--1.7%
   17,925    Doral Financial Corp. ............................         729,010
   28,075    New Century Financial Corp. ......................       1,505,943
                                                                   ------------
                                                                      2,234,953
                                                                   ------------
             MULTIMEDIA/PUBLISHING--1.0%
   18,300    R.H. Donnelley Corp.* ............................         850,035
   23,600    Thomas Nelson, Inc. ..............................         448,400
                                                                   ------------
                                                                      1,298,435
                                                                   ------------
             OIL & GAS EQUIPMENT & SERVICES--1.8%
    7,300    Dril-Quip, Inc.* .................................         144,832
   16,671    Lufkin Industries, Inc. ..........................         540,140
   20,400    Offshore Logistics, Inc.* ........................         607,920
   44,700    Oil States International, Inc.* ..................         719,670
   12,300    Universal Compression Holdings, Inc.* ............         403,563
                                                                   ------------
                                                                      2,416,125
                                                                   ------------
             OIL & GAS FIELD EXPLORATION--0.6%
  167,700    Mission Resources Corp.* .........................         786,513
                                                                   ------------
             OIL REFINING--1.7%
   17,000    Frontier Oil Corp. ...............................         347,140
   42,900    Giant Industries, Inc.* ..........................         956,670
   46,600    Holly Corp. ......................................         954,368
                                                                   ------------
                                                                      2,258,178
                                                                   ------------
             PACKAGING--0.9%
   27,900    Silgan Holdings, Inc. ............................       1,248,525
                                                                   ------------
             PHARMACEUTICALS--1.7%
   65,000    First Horizon Pharmaceutical Corp.* ..............       1,094,600
   10,300    Natural Health Trends Corp.* .....................         144,097
   56,200    Noven Pharmaceuticals, Inc.* .....................       1,067,238
                                                                   ------------
                                                                      2,305,935
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2004

--------------------------------------------------------------------------------
                                                                      VALUE
  SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------
             PRINTING--0.6%
   11,900    Consolidated Graphics, Inc.* .....................    $    486,115
   19,000    Ennis, Inc. ......................................         354,920
                                                                   ------------
                                                                        841,035
                                                                   ------------
             REAL ESTATE INVESTMENT TRUSTS--1.8%
    6,600    Alexandria Real Estate Equities, Inc. ............         427,680
   23,200    Tanger Factory Outlet Centers, Inc. ..............       1,023,120
   37,500    Taubman Centers, Inc. ............................         966,375
                                                                   ------------
                                                                      2,417,175
                                                                   ------------
             RESIDENTIAL CONSTRUCTION--1.1%
   20,200    Brookfield Homes Corp. ...........................         532,674
   43,000    Levitt Corp., Class A ............................         967,930
                                                                   ------------
                                                                      1,500,604
                                                                   ------------
             RESTAURANTS--0.8%
   90,000    CKE Restaurants, Inc.* ...........................       1,077,300
                                                                   ------------
             RETAIL - SPECIALTY--4.7%
   59,100    7-Eleven, Inc.* ..................................       1,141,812
    8,100    Blue Nile, Inc.* .................................         210,924
   53,443    Coldwater Creek, Inc.* ...........................       1,075,273
   60,300    Dress Barn, Inc. (The)* ..........................         999,171
   55,400    Hollywood Entertainment Corp.* ...................         558,986
   55,034    J. Jill Group, Inc.* .............................         995,565
   12,400    Sportsman's Guide, Inc. (The)* ...................         255,564
   60,270    Stein Mart, Inc.* ................................         985,415
                                                                   ------------
                                                                      6,222,710
                                                                   ------------
             SAVINGS & LOAN ASSOCIATIONS--1.7%
   16,100    Encore Capital Group, Inc.* ......................         271,768
   17,000    Great Southern Bancorp, Inc. .....................         547,910
    9,900    ITLA Capital Corp.* ..............................         419,958
   37,700    Oriental Financial Group, Inc. ...................       1,017,523
                                                                   ------------
                                                                      2,257,159
                                                                   ------------
             SCHOOLS--0.7%
   19,068    Bright Horizons Family Solutions, Inc.* ..........         943,675
                                                                   ------------
             SEMICONDUCTORS--3.8%
   25,600    ADE Corp.* .......................................         492,032
   36,900    Advanced Power Technology, Inc.* .................         284,130
   14,000    ATMI, Inc.* ......................................         263,760
  127,300    Axcelis Technologies, Inc.* ......................         992,940
    5,200    Coherent, Inc.* ..................................         132,236
   74,903    FSI International, Inc.* .........................         364,029
   99,200    Silicon Image, Inc.* .............................       1,091,200


--------------------------------------------------------------------------------
                                                                      VALUE
  SHARES                                                             (NOTE 1)
--------------------------------------------------------------------------------
             SEMICONDUCTORS--(CONTINUED)
   13,400    Siliconix, Inc.* .................................    $    459,084
   60,580    Zoran Corp.* .....................................         953,529
                                                                   ------------
                                                                      5,032,940
                                                                   ------------
             SERVICES - MANAGEMENT CONSULTING--1.8%
   16,800    American Dental Partners, Inc.* ..................         304,080
   64,600    Korn/Ferry International* ........................       1,147,942
   42,000    PDI, Inc.* .......................................       1,011,780
                                                                   ------------
                                                                      2,463,802
                                                                   ------------
             STEEL--0.4%
   36,600    Shiloh Industries, Inc.* .........................         526,674
                                                                   ------------
             TELECOMMUNICATIONS EQUIPMENT & SERVICES--5.3%
  134,800    Airspan Networks, Inc.* ..........................         554,028
   25,500    Catapult Communications Corp.* ...................         609,450
   54,900    Crown Castle International Corp.* ................         785,619
   60,698    Ditech Communications Corp.* .....................       1,306,221
   45,700    Dycom Industries, Inc.* ..........................       1,175,404
   65,900    InterDigital Communications Corp.* ...............       1,027,381
  128,506    NMS Communications Corp.* ........................         616,829
  197,100    SBA Communications Corp., Class A* ...............       1,024,920
                                                                   ------------
                                                                      7,099,852
                                                                   ------------
             TRANSPORTATION--2.2%
   36,900    Celadon Group, Inc.* .............................         625,455
   27,461    EGL, Inc.* .......................................         665,380
   32,400    Hub Group, Inc., Class A* ........................         859,248
   65,500    OMI Corp. ........................................         833,160
                                                                   ------------
                                                                      2,983,243
                                                                   ------------
             Total Common Stocks
               (Cost $125,040,725) ............................     129,168,727
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2004

--------------------------------------------------------------------------------
  PRINCIPAL                                                            VALUE
AMOUNT (000'S)                                                       (NOTE 1)
--------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS--3.6%
  $1,199     Bear, Stearns & Co. Inc.
               (Agreement dated 08/31/04 to be
               repurchased at $1,198,554),
               0.78%, 09/01/04 (Note 6)** .....................    $  1,198,528
   3,624     Bear, Stearns & Co. Inc.
               (Agreement dated 08/31/04 to be
               repurchased at $3,624,086),
               1.55%, 09/01/04 (Note 7) .......................       3,623,930
                                                                   ------------
             Total Repurchase Agreements
               (Cost $4,822,458) ..............................       4,822,458
                                                                   ------------
Total Investments -- 100.3%
  (Cost $129,863,183) .........................................     133,991,185
                                                                   ------------
Liabilities in Excess of Other Assets -- (0.3)% ...............        (459,965)
                                                                   ------------
Net Assets -- 100.0% ..........................................    $133,531,220
                                                                   ============

----------
*  Non-income producing.
** Investment purchased with collateral received for securities on loan.

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2004

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
             COMMON STOCKS--98.6%
             AEROSPACE & DEFENSE--1.3%
    9,000    Innovative Solutions and Support, Inc.* ..........     $   240,480
    6,100    United Defense Industries, Inc.* .................         233,203
                                                                    -----------
                                                                        473,683
                                                                    -----------
             AIRLINES--1.8%
    4,600    Alaska Air Group, Inc.* ..........................         108,284
   24,000    ExpressJet Holdings, Inc.* .......................         258,000
   19,191    Northwest Airlines Corp.* ........................         180,779
    9,600    Pinnacle Airlines Corp.* .........................          93,802
                                                                    -----------
                                                                        640,865
                                                                    -----------
             APPAREL--1.0%
    5,300    Deckers Outdoor Corp.* ...........................         155,608
   14,100    Skechers U.S.A., Inc., Class A* ..................         187,530
                                                                    -----------
                                                                        343,138
                                                                    -----------
             AUTOMOBILE PARTS & EQUIPMENT--1.3%
    6,600    Copart, Inc.* ....................................         143,352
    1,200    Midas, Inc.* .....................................          19,020
    4,500    Titan International, Inc. ........................          43,875
   28,000    Visteon Corp. ....................................         261,240
                                                                    -----------
                                                                        467,487
                                                                    -----------
             BANKS--0.1%
    2,200    SNB Bancshares, Inc.* ............................          24,618
                                                                    -----------
             BIOTECH--4.8%
    2,600    Alkermes, Inc.* ..................................          27,638
    3,200    Amylin Pharmaceuticals, Inc.* ....................          63,328
    1,300    Anika Therapeutics, Inc.* ........................          16,952
    9,300    Array BioPharma, Inc.* ...........................          63,240
    7,765    Cephalon, Inc.* ..................................         365,033
    2,200    Cypress Bioscience, Inc.* ........................          22,660
    1,800    Dyax Corp.* ......................................          14,292
    9,100    Exelixis, Inc.* ..................................          70,980
    1,422    ILEX Oncology, Inc.* .............................          35,465
    4,200    ImClone Systems, Inc.* ...........................         223,776
    2,700    Ligand Pharmaceuticals, Inc., Class B* ...........          26,541
    1,800    Medicines Co. (The)* .............................          45,504
      695    Neurocrine Biosciences, Inc.* ....................          34,590
    3,000    NitroMed, Inc.* ..................................          55,290
    2,700    OSI Pharmaceuticals, Inc.* .......................         160,893
    3,400    Pharmion Corp.* ..................................         167,178
    8,100    Salix Pharmaceuticals, Ltd.* .....................         189,459
    2,000    Sepracor, Inc.* ..................................          99,220
    1,700    Telik, Inc.* .....................................          32,198
                                                                    -----------
                                                                      1,714,237
                                                                    -----------

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

             BUILDING & BUILDING MATERIALS--0.2%
    3,600    Perini Corp.* ....................................     $    54,360
                                                                    -----------
             BUILDING SUPPLIES--0.6%
    7,000    NCI Building Systems, Inc.* ......................         214,760
                                                                    -----------
             CHEMICALS - SPECIALTY--1.8%
    4,100    Georgia Gulf Corp. ...............................         155,595
    2,500    IMC Global, Inc. .................................          39,850
    4,500    Lubrizol Corp. (The) .............................         160,425
    1,100    OM Group, Inc.* ..................................          37,455
   15,900    RPM International, Inc. ..........................         251,379
                                                                    -----------
                                                                        644,704
                                                                    -----------
             COMMERCIAL SERVICES--0.1%
      800    Viad Corp. .......................................          19,048
                                                                    -----------
             COMMUNICATION EQUIPMENT--0.5%
    7,900    Digi International, Inc.* ........................          88,875
    5,500    Novatel Wireless, Inc.* ..........................         108,075
                                                                    -----------
                                                                        196,950
                                                                    -----------
             COMPUTER PERIPHERALS--0.6%
   21,927    InFocus Corp.* ...................................         187,695
    1,800    TransAct Technologies, Inc.* .....................          32,040
                                                                    -----------
                                                                        219,735
                                                                    -----------
             COMPUTER SERVICES--0.2%
    4,700    Agilysys, Inc. ...................................          73,226
                                                                    -----------
             COMPUTER SOFTWARE--3.2%
    9,500    Aspen Technology, Inc.* ..........................          55,005
    7,100    Autodesk, Inc. ...................................         315,311
    5,500    Intergraph Corp.* ................................         142,670
   20,500    Parametric Technology Corp.* .....................          99,835
    1,000    Progress Software Corp.* .........................          20,140
    8,150    SS&C Technologies, Inc. ..........................         133,823
    7,700    SYNNEX Corp.* ....................................         122,353
   18,639    Witness Systems, Inc.* ...........................         248,085
                                                                    -----------
                                                                      1,137,222
                                                                    -----------
             CONSUMER PRODUCTS--1.2%
    4,800    American Greetings Corp., Class A* ...............         115,536
    5,500    Helen of Troy, Ltd.* .............................         148,500
    5,700    RC2 Corp.* .......................................         180,177
                                                                    -----------
                                                                        444,213
                                                                    -----------
             DATA PROCESSING--1.3%
    1,200    CSG Systems International, Inc.* .................          17,364
    3,400    Dawson Geophysical Co.* ..........................          67,320
    6,900    Dendrite International, Inc.* ....................          89,010


The accompanying notes are an integral part of the financial statements.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2004

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
             DATA PROCESSING--(CONTINUED)
    1,000    Dun & Bradstreet Corp. (The)* ....................     $    55,140
    9,800    NCO Group, Inc.* .................................         250,488
                                                                    -----------
                                                                        479,322
                                                                    -----------
             ELECTRICAL EQUIPMENT--0.5%
    8,500    WESCO International, Inc.* .......................         172,040
                                                                    -----------
             ELECTRONIC COMPONENTS & ACCESSORIES--5.1%
    9,400    Amphenol Corp., Class A* .........................         282,564
   11,600    BEI Technologies, Inc. ...........................         322,944
    1,500    Bel Fuse, Inc., Class B ..........................          56,805
    6,000    CyberOptics Corp.* ...............................         105,060
   11,900    Electro Scientific Industries, Inc.* .............         246,211
   14,221    Helix Technology Corp. ...........................         193,548
   13,000    Jabil Circuit, Inc.* .............................         268,190
   15,200    Macrovision Corp.* ...............................         359,480
                                                                    -----------
                                                                      1,834,802
                                                                    -----------
             ENGINEERING--0.7%
   10,800    URS Corp.* .......................................         266,760
                                                                    -----------
             FINANCIAL SERVICES--1.9%
    9,500    Cash America International, Inc. .................         219,830
    3,800    First Cash Financial Services, Inc.* .............          73,112
   18,100    Fremont General Corp. ............................         364,896
    2,100    Jackson Hewitt Tax Service, Inc. .................          40,635
                                                                    -----------
                                                                        698,473
                                                                    -----------
             FOOD & AGRICULTURE--2.1%
    4,100    Corn Products International, Inc. ................         189,215
    5,600    Nash Finch Co. ...................................         165,368
    9,900    Pilgrim's Pride Corp. ............................         251,658
    4,000    Sanderson Farms, Inc. ............................         136,760
                                                                    -----------
                                                                        743,001
                                                                    -----------
             FUNERAL SERVICES--0.5%
   27,300    Stewart Enterprises, Inc., Class A* ..............         185,913
                                                                    -----------
             HEALTH CARE--2.3%
    2,200    Coventry Health Care, Inc.* ......................         111,716
    8,800    Genesis HealthCare Corp.* ........................         273,592
    8,400    Sierra Health Services, Inc.* ....................         362,208
    4,500    WellCare Health Plans, Inc.* .....................          82,125
                                                                    -----------
                                                                        829,641
                                                                    -----------
             HOSPITALS--0.9%
   25,200    Select Medical Corp. .............................         334,656
                                                                    -----------

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
             HOTELS & MOTELS--1.0%
    6,700    Choice Hotels International, Inc. ................     $   347,462
                                                                    -----------
             INSURANCE--0.6%
   14,600    Assured Guaranty, Ltd. ...........................         234,038
                                                                    -----------
             INSURANCE - HEALTH & LIFE--0.4%
    5,800    UICI .............................................         161,298
                                                                    -----------
             INSURANCE - PROPERTY & CASUALTY--2.6%
   11,700    Bristol West Holdings, Inc. ......................         193,401
    3,100    Everest Re Group, Ltd. ...........................         217,496
      600    Infinity Property & Casualty Corp. ...............          16,452
    6,365    IPC Holdings, Ltd. ...............................         230,986
   10,100    Platinum Underwriters Holdings, Ltd. .............         286,638
                                                                    -----------
                                                                        944,973
                                                                    -----------
             INTERNET CONTENT--2.3%
   36,600    EarthLink, Inc.* .................................         366,366
    2,200    Equinix, Inc.* ...................................          69,938
    3,800    InfoSpace, Inc.* .................................         144,400
   18,300    LookSmart, Ltd.* .................................          28,182
   12,890    United Online, Inc.* .............................         123,486
   15,900    ValueClick, Inc.* ................................         114,957
                                                                    -----------
                                                                        847,329
                                                                    -----------
             INTERNET SOFTWARE--1.7%
   10,134    Digital River, Inc.* .............................         243,925
    5,700    McAfee, Inc.* ....................................         112,746
   16,100    RSA Security, Inc.* ..............................         239,729
                                                                    -----------
                                                                        596,400
                                                                    -----------
             LEISURE & ENTERTAINMENT--1.5%
    1,500    Boyd Gaming Corp. ................................          40,725
    5,700    MGM MIRAGE* ......................................         235,638
    1,900    Penn National Gaming, Inc.* ......................          73,815
    9,800    Scientific Games Corp., Class A* .................         166,894
    1,100    Speedway Motorsports, Inc. .......................          35,497
                                                                    -----------
                                                                        552,569
                                                                    -----------
             MACHINERY--3.0%
    4,450    Bucyrus International, Inc., Class A* ............         117,614
    2,100    Cascade Corp. ....................................          54,180
    7,200    Manitowoc Co., Inc. (The) ........................         238,752
    5,550    Middleby Corp. (The) .............................         278,166
    4,800    Stewart & Stevenson Services, Inc. ...............          80,208
    4,400    Tecumseh Products Co., Class A ...................         181,060
    3,800    Terex Corp.* .....................................         137,294
                                                                    -----------
                                                                      1,087,274
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2004

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
             MANUFACTURING--3.1%
    8,900    Albany International Corp., Class A ..............     $   259,435
    1,200    ESCO Technologies, Inc.* .........................          77,220
    3,400    Harman International Industries, Inc. ............         328,746
   10,700    Wabash National Corp.* ...........................         283,871
   10,400    Walter Industries, Inc. ..........................         154,336
                                                                    -----------
                                                                      1,103,608
                                                                    -----------
             MEDICAL & MEDICAL SERVICES--1.2%
    2,500    Covance, Inc.* ...................................          93,625
    2,100    NeighborCare, Inc.* ..............................          53,319
    1,900    Option Care, Inc. ................................          29,887
    3,900    Pediatrix Medical Group, Inc.* ...................         273,390
                                                                    -----------
                                                                        450,221
                                                                    -----------
             MEDICAL INSTRUMENTS & SUPPLIES--4.4%
    2,900    Advanced Medical Optics, Inc.* ...................         107,938
    5,900    Cantel Medical Corp.* ............................         160,775
    2,000    Dade Behring Holdings, Inc.* .....................         105,140
    9,300    Haemonetics Corp.* ...............................         294,066
    1,500    Intuitive Surgical, Inc.* ........................          36,375
    4,100    PerkinElmer, Inc. ................................          71,668
    7,000    Respironics, Inc.* ...............................         372,400
   16,500    Urologix, Inc.* ..................................         165,990
    5,500    Varian Medical Systems, Inc.* ....................         182,325
    5,300    VISX, Inc.* ......................................         107,484
                                                                    -----------
                                                                      1,604,161
                                                                    -----------
             MORTGAGE--3.1%
   11,150    Doral Financial Corp. ............................         453,470
    7,000    LandAmerica Financial Group, Inc. ................         301,280
    6,801    New Century Financial Corp. ......................         364,806
                                                                    -----------
                                                                      1,119,556
                                                                    -----------
             MULTIMEDIA/PUBLISHING--1.5%
    6,900    Gemstar-TV Guide International, Inc.* ............          36,432
    1,600    Pixar* ...........................................         124,352
    6,600    R.H. Donnelley Corp.* ............................         306,570
    3,700    Thomas Nelson, Inc. ..............................          70,300
                                                                    -----------
                                                                        537,654
                                                                    -----------
             OIL & GAS EQUIPMENT & SERVICES--1.1%
    7,000    FMC Technologies, Inc.* ..........................         215,040
   10,900    Oil States International, Inc.* ..................         175,490
                                                                    -----------
                                                                        390,530
                                                                    -----------


--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
             OIL & GAS FIELD EXPLORATION--1.1%
    6,100    Houston Exploration Co. (The)* ...................     $   313,235
   16,600    Mission Resources Corp.* .........................          77,854
                                                                    -----------
                                                                        391,089
                                                                    -----------
             OIL REFINING--2.3%
    3,800    Frontier Oil Corp. ...............................          77,596
   12,900    Giant Industries, Inc.* ..........................         287,670
    9,200    Holly Corp. ......................................         188,416
   12,200    Tesoro Petroleum Corp.* ..........................         288,896
                                                                    -----------
                                                                        842,578
                                                                    -----------
             PACKAGING--0.5%
    4,000    Silgan Holdings, Inc. ............................         179,000
                                                                    -----------
             PAPER & ALLIED PRODUCTS--0.2%
    8,300    Buckeye Technologies, Inc.* ......................          88,561
                                                                    -----------
             PHARMACEUTICALS--2.2%
   10,703    Andrx Corp.* .....................................         215,772
   19,300    First Horizon Pharmaceutical Corp.* ..............         325,012
    2,400    Natural Health Trends Corp.* .....................          33,576
   10,900    Noven Pharmaceuticals, Inc.* .....................         206,991
                                                                    -----------
                                                                        781,351
                                                                    -----------
             PRINTING--0.2%
    1,400    Consolidated Graphics, Inc.* .....................          57,190
                                                                    -----------
             REAL ESTATE INVESTMENT TRUSTS--3.4%
    5,700    CBL & Associates Properties, Inc. ................         348,156
    1,000    Colonial Properties Trust ........................          40,450
    6,900    Mills Corp. (The) ................................         351,486
   16,700    OMEGA Healthcare Investors, Inc. .................         170,340
    6,500    Rayonier, Inc. ...................................         301,405
                                                                    -----------
                                                                      1,211,837
                                                                    -----------
             RESIDENTIAL CONSTRUCTION--3.0%
    8,000    Brookfield Homes Corp. ...........................         210,960
    5,300    Levitt Corp., Class A ............................         119,303
    3,900    M.D.C. Holdings, Inc. ............................         268,515
      500    NVR, Inc.* .......................................         251,125
    4,700    Standard Pacific Corp. ...........................         237,209
                                                                    -----------
                                                                      1,087,112
                                                                    -----------
             RESTAURANTS--0.6%
   11,700    CKE Restaurants, Inc.* ...........................         140,049
    3,200    Jack in the Box, Inc.* ...........................          90,368
                                                                    -----------
                                                                        230,417
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2004

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
             RETAIL - SPECIALTY--5.8%
   14,300    7-Eleven, Inc.* ..................................     $   276,276
    9,500    American Eagle Outfitters, Inc.* .................         316,350
    5,200    Barnes & Noble, Inc.* ............................         179,712
    1,300    Blue Nile, Inc.* .................................          33,852
    1,600    Claire's Stores, Inc. ............................          38,944
   15,198    Coldwater Creek, Inc.* ...........................         305,784
   10,400    Dress Barn, Inc. (The)* ..........................         172,328
    7,400    Hollywood Entertainment Corp.* ...................          74,666
   14,700    J. Jill Group, Inc.* .............................         265,923
    1,300    Michaels Stores, Inc. ............................          74,529
      900    Regis Corp. ......................................          36,837
    1,000    Ruddick Corp. ....................................          19,070
   16,000    Stein Mart, Inc.* ................................         261,600
    1,600    Wolverine World Wide, Inc. .......................          38,592
                                                                    -----------
                                                                      2,094,463
                                                                    -----------
             SAVINGS & LOAN ASSOCIATIONS--1.8%
    1,700    FirstFed Financial Corp.* ........................          77,520
    7,300    Independence Community Bank Corp. ................         286,452
    3,500    MAF Bancorp, Inc. ................................         146,405
    5,400    Oriental Financial Group, Inc. ...................         145,746
                                                                    -----------
                                                                        656,123
                                                                    -----------
             SCHOOLS--1.3%
    1,400    Bright Horizons Family Solutions, Inc.* ..........          69,286
    3,000    Career Education Corp.* ..........................          92,520
   10,700    Education Management Corp.* ......................         310,942
                                                                    -----------
                                                                        472,748
                                                                    -----------
             SEMICONDUCTORS--2.5%
    2,800    ATMI, Inc.* ......................................          52,752
   34,200    Axcelis Technologies, Inc.* ......................         266,760
   28,400    Silicon Image, Inc.* .............................         312,400
   17,600    Zoran Corp.* .....................................         277,024
                                                                    -----------
                                                                        908,936
                                                                    -----------
             SERVICES - MANAGEMENT CONSULTING--1.5%
   17,400    Korn/Ferry International* ........................         309,198
    9,200    PDI, Inc.* .......................................         221,628
                                                                    -----------
                                                                        530,826
                                                                    -----------
             STEEL--0.8%
   20,000    Oregon Steel Mills, Inc.* ........................         289,600
                                                                    -----------
             TELECOMMUNICATIONS EQUIPMENT & SERVICES--5.5%
   22,800    Airspan Networks, Inc.* ..........................          93,708
   22,800    Crown Castle International Corp.* ................         326,268
   16,383    Ditech Communications Corp.* .....................         352,562


--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
             TELECOMMUNICATIONS EQUIPMENT & SERVICES--(CONTINUED)
   12,400    Dycom Industries, Inc.* ..........................     $   318,928
   16,800    InterDigital Communications Corp.* ...............         261,912
   30,645    NMS Communications Corp.* ........................         147,096
   16,200    Polycom, Inc.* ...................................         316,386
   33,700    SBA Communications Corp., Class A* ...............         175,240
                                                                    -----------
                                                                      1,992,100
                                                                    -----------
             TRANSPORTATION--2.9%
    4,400    EGL, Inc.* .......................................         106,612
    4,880    Hub Group, Inc., Class A* ........................         129,418
   18,900    Laidlaw International, Inc.* .....................         296,730
   17,200    OMI Corp. ........................................         218,784
    7,100    Overseas Shipholding Group, Inc. .................         305,300
                                                                    -----------
                                                                      1,056,844
                                                                    -----------
             UTILITIES--0.7%
   10,200    ONEOK, Inc. ......................................         240,312
                                                                    -----------
             WASTE MANAGEMENT--0.8%
   16,356    Metal Management, Inc.* ..........................         272,164
                                                                    -----------
             Total Common Stocks
               (Cost $34,481,234) .............................      35,573,178
                                                                    -----------

  PRINCIPAL
AMOUNT (000'S)
--------------
             REPURCHASE AGREEMENTS--3.7%
    $458     Bear, Stearns & Co. Inc.
               (Agreement dated 08/31/04 to be
               repurchased at $457,692),
               0.78%, 09/01/04 (Note 6)** .....................         457,682
     864     Bear, Stearns & Co. Inc.
               (Agreement dated 08/31/04 to be
               repurchased at $864,470),
               1.55%, 09/01/04 (Note 7) .......................         864,432
                                                                    -----------
             Total Repurchase Agreements
               (Cost $1,322,114) ..............................       1,322,114
                                                                    -----------
Total Investments -- 102.3%
  (Cost $35,803,348) ..........................................      36,895,292
                                                                    -----------
Liabilities in Excess of Other Assets -- (2.3)% ...............        (819,216)
                                                                    -----------
Net Assets -- 100.0% ..........................................     $36,076,076
                                                                    ===========

---------
*  Non-income producing.
** Investment purchased with collateral received for securities on loan.

The accompanying notes are an integral part of the financial statements.

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                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                  MID CAP FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2004

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
             COMMON STOCKS--95.2%
             AEROSPACE & DEFENSE--3.5%
    3,300    General Dynamics Corp. ...........................     $   322,212
    6,200    Northrop Grumman Corp. ...........................         320,230
    9,500    Raytheon Co. .....................................         329,935
    3,000    United Defense Industries, Inc.* .................         114,690
                                                                    -----------
                                                                      1,087,067
                                                                    -----------
             AIRLINES--0.2%
    6,599    AMR Corp.* .......................................          58,995
                                                                    -----------
             APPAREL--1.9%
    7,400    Liz Claiborne, Inc. ..............................         281,718
    6,200    V.F. Corp. .......................................         305,908
                                                                    -----------
                                                                        587,626
                                                                    -----------
             AUTOMOBILE--1.0%
    7,300    General Motors Corp. .............................         301,563
                                                                    -----------
             AUTOMOBILE PARTS & EQUIPMENT--3.0%
    8,900    American Axle & Manufacturing Holdings,
             Inc. .............................................         301,621
   16,500    Dana Corp. .......................................         311,355
    5,600    Johnson Controls, Inc. ...........................         315,280
                                                                    -----------
                                                                        928,256
                                                                    -----------
             BANKS--5.2%
    7,900    BB&T Corp. .......................................         315,921
    8,100    Marshall & Ilsley Corp. ..........................         324,648
    8,100    National City Corp. ..............................         306,099
    2,300    Popular, Inc. ....................................          55,660
    4,900    SunTrust Banks, Inc. .............................         333,690
   10,600    Synovus Financial Corp. ..........................         269,240
                                                                    -----------
                                                                      1,605,258
                                                                    -----------
             BEVERAGES--0.4%
    3,200    Constellation Brands, Inc.* ......................         117,664
                                                                    -----------
             BIOTECH--2.0%
    3,300    Affymetrix, Inc.* ................................          91,740
    5,100    Cephalon, Inc.* ..................................         239,751
    2,800    Charles River Laboratories International,
               Inc.* ..........................................         121,940
    3,200    ImClone Systems, Inc.* ...........................         170,496
                                                                    -----------
                                                                        623,927
                                                                    -----------
             BROADCASTING--0.2%
    1,700    Clear Channel Communications, Inc. ...............          56,967
                                                                    -----------


--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
             BUILDING SUPPLIES--1.1%
    7,500    Lafarge North America, Inc. ......................     $   336,075
                                                                    -----------
             CHEMICALS - SPECIALTY--2.6%
    2,600    Engelhard Corp. ..................................          73,502
   10,600    Lubrizol Corp. (The) .............................         377,890
   19,500    RPM International, Inc. ..........................         308,295
      900    Sherwin-Williams Co. (The) .......................          37,170
                                                                    -----------
                                                                        796,857
                                                                    -----------
             COMMERCIAL SERVICES--0.4%
    1,400    FedEx Corp. ......................................         114,786
                                                                    -----------
             COMPUTER NETWORKING PRODUCTS--0.5%
    6,100    Storage Technology Corp.* ........................         147,925
                                                                    -----------
             COMPUTER SERVICES--1.0%
    6,800    Computer Sciences Corp.* .........................         315,180
                                                                    -----------
             COMPUTER SOFTWARE--3.0%
    5,200    Adobe Systems, Inc. ..............................         238,524
    7,000    Autodesk, Inc. ...................................         310,870
   16,500    Citrix Systems, Inc.* ............................         262,515
    2,900    Intuit, Inc.* ....................................         122,641
                                                                    -----------
                                                                        934,550
                                                                    -----------
             CONSUMER PRODUCTS--4.0%
    4,600    Black & Decker Corp. (The) .......................         317,078
    9,400    Eastman Kodak Co. ................................         278,052
    4,300    Fortune Brands, Inc. .............................         314,545
    5,100    Whirlpool Corp. ..................................         311,814
                                                                    -----------
                                                                      1,221,489
                                                                    -----------
             DRILLING OIL & GAS WELLS--0.3%
    3,200    Transocean, Inc.* ................................          98,240
                                                                    -----------
             ELECTRICAL EQUIPMENT--0.3%
    2,100    Hubbell Inc., Class B ............................          90,615
                                                                    -----------
             ELECTRONIC COMPONENTS & ACCESSORIES--2.2%
    6,800    Amphenol Corp., Class A* .........................         204,408
    5,800    Arrow Electronics, Inc.* .........................         125,512
    7,400    Jabil Circuit, Inc.* .............................         152,662
   21,900    Sanmina-SCI Corp.* ...............................         151,548
    4,800    Vishay Intertechnology, Inc.* ....................          61,200
                                                                    -----------
                                                                        695,330
                                                                    -----------
             ENERGY--1.0%
    7,400    TXU Corp. ........................................         308,062
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2004

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
             FINANCIAL SERVICES--0.3%
    1,100    Bear, Stearns Cos., Inc. (The) ...................     $    96,712
                                                                    -----------
             FOOD & AGRICULTURE--2.0%
    4,400    Corn Products International, Inc. ................         203,060
   11,400    Pilgrim's Pride Corp. ............................         289,788
    5,600    Sara Lee Corp. ...................................         123,928
                                                                    -----------
                                                                        616,776
                                                                    -----------
             HAZARDOUS WASTE MANAGEMENT--0.4%
    4,300    Republic Services, Inc. ..........................         120,185
                                                                    -----------
             HEALTH CARE--2.4%
    8,500    Coventry Health Care, Inc.* ......................         431,630
    4,900    UnitedHealth Group, Inc. .........................         324,037
                                                                    -----------
                                                                        755,667
                                                                    -----------
             HOSPITALS--0.3%
    7,500    Select Medical Corp. .............................          99,600
                                                                    -----------
             HOTELS & MOTELS--0.6%
    3,500    Choice Hotels International, Inc. ................         181,510
                                                                    -----------
             INSURANCE--1.2%
   12,300    Assurant, Inc. ...................................         326,442
    2,900    Assured Guaranty, Ltd. ...........................          46,487
                                                                    -----------
                                                                        372,929
                                                                    -----------
             INSURANCE - PROPERTY & CASUALTY--4.3%
    6,200    ACE, Ltd. ........................................         239,010
    6,400    Allstate Corp. (The) .............................         302,144
    8,200    IPC Holdings, Ltd. ...............................         297,578
    7,800    Old Republic International Corp. .................         183,690
    4,900    RenaissanceRe Holdings Ltd. ......................         235,788
    1,100    XL Capital Ltd., Class A .........................          77,220
                                                                    -----------
                                                                      1,335,430
                                                                    -----------
             INTERNET CONTENT--0.1%
    3,000    Netflix, Inc.* ...................................          41,850
                                                                    -----------
             INTERNET SOFTWARE--1.1%
   17,500    McAfee, Inc.* ....................................         346,150
                                                                    -----------
             LEISURE & ENTERTAINMENT--3.3%
    6,500    Harrah's Entertainment, Inc. .....................         313,235
    7,100    MGM MIRAGE* ......................................         293,514
    6,500    Polaris Industries, Inc. .........................         306,540
    5,000    Regal Entertainment Group, Class A ...............          92,100
                                                                    -----------
                                                                      1,005,389
                                                                    -----------

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

             MANUFACTURING--0.8%
    2,100    Harman International Industries, Inc. ............     $   203,049
    1,600    Tektronix, Inc. ..................................          45,712
                                                                    -----------
                                                                        248,761
                                                                    -----------
             MEDICAL INSTRUMENTS & SUPPLIES--6.2%
    6,400    Becton, Dickinson & Co. ..........................         307,968
    6,000    Biomet, Inc. .....................................         273,900
    3,700    DENTSPLY International, Inc. .....................         188,515
    5,800    Edwards Lifesciences Corp.* ......................         204,798
    4,600    Laboratory Corp. of America Holdings* ............         191,314
    4,500    PerkinElmer, Inc. ................................          78,660
    5,500    Respironics, Inc.* ...............................         292,600
   10,900    Varian Medical Systems, Inc.* ....................         361,335
                                                                    -----------
                                                                      1,899,090
                                                                    -----------
             METALS - DIVERSIFIED--0.1%
      400    Phelps Dodge Corp. ...............................          32,624
                                                                    -----------
             MORTGAGE--1.1%
    8,200    Doral Financial Corp. ............................         333,494
                                                                    -----------
             MULTIMEDIA/PUBLISHING--1.4%
    1,200    Hearst-Argyle Television, Inc. ...................          29,100
    3,700    McGraw-Hill Companies, Inc. (The) ................         280,201
    1,400    Pixar* ...........................................         108,808
                                                                    -----------
                                                                        418,109
                                                                    -----------
             OFFICE & BUSINESS EQUIPMENT--1.0%
    7,100    Pitney Bowes, Inc. ...............................         309,276
                                                                    -----------
             OIL & GAS EQUIPMENT & SERVICES--3.7%
    7,200    Cooper Cameron Corp.* ............................         366,696
    9,800    Questar Corp. ....................................         398,664
    7,400    Tidewater, Inc. ..................................         215,932
    6,200    Varco International, Inc.* .......................         150,536
                                                                    -----------
                                                                      1,131,828
                                                                    -----------
             OIL & GAS FIELD EXPLORATION--1.4%
    4,000    Amerada Hess Corp. ...............................         322,000
    1,400    Kerr-McGee Corp. .................................          73,892
      800    Marathon Oil Corp. ...............................          29,016
                                                                    -----------
                                                                        424,908
                                                                    -----------
             OIL REFINING--2.2%
    5,000    Sunoco, Inc. .....................................         307,500
    2,600    Tesoro Petroleum Corp.* ..........................          61,568
    4,800    Valero Energy Corp. ..............................         316,944
                                                                    -----------
                                                                        686,012
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

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                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2004

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
             PAPER & ALLIED PRODUCTS--0.5%
    2,400    Temple-Inland, Inc. ..............................     $   163,872
                                                                    -----------
             PHARMACEUTICALS--0.7%
    4,100    AmerisourceBergen Corp. ..........................         221,810
                                                                    -----------
             REAL ESTATE INVESTMENT TRUSTS--1.9%
    2,300    CBL & Associates Properties, Inc. ................         140,484
   10,800    General Growth Properties, Inc. ..................         325,836
    2,100    Mills Corp. (The) ................................         106,974
                                                                    -----------
                                                                        573,294
                                                                    -----------
             RESIDENTIAL CONSTRUCTION--2.7%
    5,500    Centex Corp. .....................................         251,735
    4,400    KB HOME ..........................................         302,588
    6,300    Lennar Corp., Class A ............................         288,540
                                                                    -----------
                                                                        842,863
                                                                    -----------
             RETAIL - DISCOUNT--0.3%
    5,500    Dollar General Corp. .............................         108,350
                                                                    -----------
             RETAIL - SPECIALTY--4.3%
   17,500    7-Eleven, Inc.* ..................................         338,100
    2,900    Abercrombie & Fitch Co., Class A .................          81,200
    2,600    Dillard's, Inc., Class A .........................          49,400
    5,000    Federated Department Stores, Inc. ................         217,000
    1,800    Kmart Holding Corp.* .............................         137,916
    4,700    Office Depot, Inc.* ..............................          75,247
    4,700    RadioShack Corp. .................................         126,618
   10,900    Staples, Inc. ....................................         312,612
                                                                    -----------
                                                                      1,338,093
                                                                    -----------
             SAVINGS & LOAN ASSOCIATIONS--5.3%
    8,400    American Capital Strategies, Ltd. ................         262,080
   13,500    Associated Banc-Corp .............................         422,550
    2,600    Astoria Financial Corp. ..........................          94,484
   11,100    Independence Community Bank Corp. ................         435,564
    7,500    North Fork Bancorporation, Inc. ..................         314,550
    2,000    Webster Financial Corp. ..........................          98,400
                                                                    -----------
                                                                      1,627,628
                                                                    -----------
             SCHOOLS--0.8%
    7,800    Career Education Corp.* ..........................         240,552
                                                                    -----------
             SEMICONDUCTORS--0.2%
    2,000    Cree, Inc.* ......................................          50,020
                                                                    -----------
             SERVICES - MANAGEMENT CONSULTING--1.0%
   12,000    Accenture, Ltd., Class A* ........................         313,200
                                                                    -----------

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------

             STEEL--0.3%
    2,700    International Steel Group, Inc.* .................     $    82,080
                                                                    -----------
             TELECOMMUNICATIONS--1.1%
   10,400    CenturyTel, Inc. .................................         334,776
                                                                    -----------
             TELECOMMUNICATIONS EQUIPMENT & INFRASTRUCTURE--0.4%
   10,900    Corning, Inc.* ...................................         110,308
                                                                    -----------
             TELECOMMUNICATIONS EQUIPMENT & SERVICES--3.6%
    5,100    ALLTEL Corp. .....................................         278,715
    6,400    Crown Castle International Corp.* ................          91,584
    2,400    EchoStar Communications Corp., Class A* ..........          73,560
   18,452    Polycom, Inc.* ...................................         360,368
   35,300    Tellabs, Inc.* ...................................         320,171
                                                                    -----------
                                                                      1,124,398
                                                                    -----------
             TRANSPORTATION--0.8%
    3,500    Burlington Northern Santa Fe Corp. ...............         125,300
    4,000    Norfolk Southern Corp. ...........................         113,600
                                                                    -----------
                                                                        238,900
                                                                    -----------
             UTILITIES--3.1%
    7,600    Alliant Energy Corp. .............................         197,524
    3,600    Equitable Resources, Inc. ........................         188,748
   20,700    Northeast Utilities ..............................         396,819
    7,500    ONEOK, Inc. ......................................         176,700
                                                                    -----------
                                                                        959,791
                                                                    -----------
             WHOLESALE - GROCERIES & GENERAL LINE--0.5%
    5,400    SUPERVALU, Inc. ..................................         142,344
                                                                    -----------
             Total Common Stocks
               (Cost $28,599,766) .............................      29,355,011
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

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                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2004

--------------------------------------------------------------------------------
  PRINCIPAL                                                            VALUE
AMOUNT (000'S)                                                        (NOTE 1)
--------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS--6.3%
  $  460     Bear, Stearns & Co. Inc.
               (Agreement dated 08/31/04 to be
               repurchased at $459,893),
               0.78%, 09/01/04 (Note 6)** .....................     $   459,884
   1,473     Bear, Stearns & Co. Inc.
               (Agreement dated 08/31/04 to be
               repurchased at $1,472,874),
               1.55%, 09/01/04 (Note 7) .......................       1,472,811
                                                                    -----------
             Total Repurchase Agreements
               (Cost $1,932,695) ..............................       1,932,695
                                                                    -----------
Total Investments -- 101.5%
  (Cost $30,532,461) ..........................................      31,287,706
                                                                    -----------
Liabilities in Excess of Other Assets -- (1.5)% ...............        (465,971)
                                                                    -----------
Net Assets -- 100.0% ..........................................     $30,821,735
                                                                    ===========

---------
*  Non-income producing.
** Investment purchased with collateral received for securities on loan.

The accompanying notes are an integral part of the financial statements.

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


                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2004

                                                                  EMERGING GROWTH     GROWTH            MID CAP
                                                                       FUND            FUND              FUND
                                                                  ---------------   -----------       -----------
ASSETS
   Investments, at value including the value of
      securities on loan (Note 6) (Cost -- $129,863,183,
      $35,803,348 and $30,532,461 respectively) ..............     $133,991,185     $36,895,292       $31,287,706
   Receivable for investments sold ...........................        4,439,086       1,008,599           557,363
   Dividends and interest receivable .........................           29,772          12,462            45,109
   Receivable for Fund shares sold ...........................           34,176          41,119               200
   Prepaid expenses and other assets .........................           15,011          11,103            10,754
                                                                   ------------     -----------       -----------
      Total assets ...........................................      138,509,230      37,968,575        31,901,132
                                                                   ------------     -----------       -----------
LIABILITIES
   Payable for investments purchased .........................        3,564,166       1,348,327           575,902
   Payable upon return of securities loaned (Note 6) .........        1,198,528         457,682           459,884
   Payable for Fund shares redeemed ..........................           35,891           9,368                --
   Investment advisory fee payable ...........................           85,124          33,044             4,181
   Accrued expenses and other liabilities ....................           94,301          44,078            39,430
                                                                   ------------     -----------       -----------
      Total liabilities ......................................        4,978,010       1,892,499         1,079,397
                                                                   ------------     -----------       -----------
NET ASSETS
   Capital stock, $0.001 par value ...........................            7,641           2,778             1,948
   Additional paid-in capital ................................       94,897,065      38,889,772        30,847,560
   Undistributed net investment income .......................               --              --           138,858
   Accumulated net realized gain/(loss) from
      investments ............................................       34,498,512      (3,908,418)         (921,876)
   Net unrealized appreciation on investments ................        4,128,002       1,091,944           755,245
                                                                   ------------     -----------       -----------
   Net assets applicable to shares outstanding ...............     $133,531,220     $36,076,076       $30,821,735
                                                                   ============     ===========       ===========
Shares outstanding ...........................................        7,640,965       2,778,036         1,948,488
                                                                   ------------     -----------       -----------
Net asset value, offering and redemption price
   per share .................................................           $17.48          $12.99            $15.82
                                                                         ======          ======            ======

The accompanying notes are an integral part of the financial statements.

                                       28
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                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                            STATEMENTS OF OPERATIONS
                    FOR THE FISCAL YEAR ENDED AUGUST 31, 2004

                                                               EMERGING GROWTH       GROWTH            MID CAP
                                                                    FUND              FUND              FUND
                                                                ------------       -----------       -----------
INVESTMENT INCOME
   Dividends* ............................................      $    742,194       $   258,322       $   414,467
   Interest ..............................................            50,005            11,623            10,985
   Securities lending (Note 6) ...........................            26,360             5,052             2,434
                                                                ------------       -----------       -----------
      Total investment income ............................           818,559           274,997           427,886
                                                                ------------       -----------       -----------
EXPENSES
   Investment advisory fees (Note 2) .....................         1,079,356           322,175           123,573
   Co-Administration fees and expenses ...................           284,412           109,634           101,313
   Administrative services fees ..........................           215,871            57,922            44,638
   Transfer agent fees and expenses ......................            65,399            48,747            58,196
   Audit and legal fees ..................................            47,553            19,516            20,093
   Printing ..............................................            54,484            15,190            10,419
   Custodian fees and expenses ...........................            48,974            12,084             9,527
   Shareholder service fees ..............................            42,166             9,101            16,747
   Federal and state registration fees ...................            15,566            13,553            12,471
   Directors' and officer's fees and expenses ............            16,018             4,110             4,142
   Other .................................................             8,447             2,136             1,589
                                                                ------------       -----------       -----------
      Total expenses before waivers and
         reimbursements, if any ..........................         1,878,246           614,168           402,708
      Less: waivers and reimbursements, if any ...........          (219,469)          (89,813)         (113,715)
                                                                ------------       -----------       -----------
      Net expenses after waivers and
         reimbursements, if any ..........................         1,658,777           524,355           288,993
                                                                ------------       -----------       -----------
      Net Investment Income/(Loss) .......................          (840,218)         (249,358)          138,893
                                                                ------------       -----------       -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain from investments ....................        38,873,967         8,575,883         5,375,698
   Net change in unrealized appreciation on
      investments ........................................       (20,887,368)       (3,978,325)       (1,692,107)
                                                                ------------       -----------       -----------
   Net realized and unrealized gain on
      investments ........................................        17,986,599         4,597,558         3,683,591
                                                                ------------       -----------       -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .......................................      $ 17,146,381       $ 4,348,200       $ 3,822,484
                                                                ============       ===========       ===========

-----------
* Net of foreign  withholding taxes of $4,195,  $1,173 and  $634 for the Emerging Growth Fund, Growth Fund and Mid Cap Fund,
respectively.

The accompanying notes are an integral part of the financial statements.

                                       29
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                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    EMERGING GROWTH                          GROWTH
                                                                         FUND                                 FUND
                                                            -------------------------------       -----------------------------
                                                                 FOR THE FISCAL YEARS                  FOR THE FISCAL YEARS
                                                                    ENDED AUGUST 31,                      ENDED AUGUST 31,
                                                            -------------------------------       -----------------------------
                                                                2004               2003              2004               2003
                                                            ------------       ------------       -----------       -----------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss) .......................     $   (840,218)      $   (571,054)      $  (249,358)      $  (271,085)
   Net realized gain/(loss) from investments ..........       38,873,967          9,440,716         8,575,883         2,126,107
   Net change in unrealized appreciation/(depreciation)
      on investments ..................................      (20,887,368)        24,531,048        (3,978,325)        6,516,833
                                                            ------------       ------------       -----------       -----------
   Net increase in net assets resulting from
      operations ......................................       17,146,381         33,400,710         4,348,200         8,371,855
                                                            ------------       ------------       -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..............................               --                 --                --                --
   Net realized capital gains .........................       (2,757,588)                --                --                --
                                                            ------------       ------------       -----------       -----------
   Total dividends and distributions to shareholders ..       (2,757,588)                --                --                --
                                                            ------------       ------------       -----------       -----------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) ................      (11,143,293)            19,899        (2,081,318)       (8,596,538)
                                                            ------------       ------------       -----------       -----------
   Total increase/(decrease) in net assets ............        3,245,500         33,420,609         2,266,882          (224,683)

NET ASSETS
   Beginning of year ..................................      130,285,720         96,865,111        33,809,194        34,033,877
                                                            ------------       ------------       -----------       -----------
   End of year* .......................................     $133,531,220       $130,285,720       $36,076,076       $33,809,194
                                                            ============       ============       ===========       ===========
                                                                        MID CAP
                                                                         FUND
                                                            -----------------------------
                                                                 FOR THE FISCAL YEARS
                                                                    ENDED AUGUST 31,
                                                            -----------------------------
                                                                2004              2003
                                                            -----------       -----------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss) .......................     $   138,893       $   158,640
   Net realized gain/(loss) from investments ..........       5,375,698           (57,630)
   Net change in unrealized appreciation/(depreciation)
      on investments ..................................      (1,692,107)        3,661,873
                                                            -----------       -----------
   Net increase in net assets resulting from
      operations ......................................       3,822,484         3,762,883
                                                            -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..............................        (158,675)         (167,268)
   Net realized capital gains .........................              --                --
                                                            -----------       -----------
   Total dividends and distributions to shareholders ..        (158,675)         (167,268)
                                                            -----------       -----------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) ................       1,046,142        (2,592,660)
                                                            -----------       -----------
   Total increase/(decrease) in net assets ............       4,709,951         1,002,955

NET ASSETS
   Beginning of year ..................................      26,111,784        25,108,829
                                                            -----------       -----------
   End of year* .......................................     $30,821,735       $26,111,784
                                                            ===========       ===========

* Includes undistributed net investment income as follows:

                                                        FOR THE FISCAL YEARS
                                                          ENDED AUGUST 31,
                                                    ----------------------------
                                                      2004               2003
                                                    --------           ---------
   Emerging Growth Fund ........................          --                 --
   Growth Fund .................................          --                 --
   Mid Cap Fund ................................    $138,858           $158,640


The accompanying notes are an integral part of the financial statements.

                                     30 & 31

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                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective years. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                     EMERGING GROWTH FUND
                                                                ----------------------------------------------------------
                                                                       FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                                ----------------------------------------------------------
                                                                 2004          2003          2002        2001       2000
                                                                -------      -------       -------     -------     -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year .........................    $ 15.81      $ 11.81       $ 12.73     $ 20.99     $ 18.03
                                                                -------      -------       -------     -------     -------
Net investment loss ........................................      (0.11) (1)   (0.07) (1)    (0.10)      (0.07)      (0.10)
Net realized and unrealized gain/(loss) on
   investments (2) .........................................       2.12         4.07         (0.82)      (3.58)       7.39
                                                                -------      -------       -------     -------     -------
Net increase/(decrease) in net assets resulting
   from operations .........................................       2.01         4.00         (0.92)      (3.65)       7.29
                                                                -------      -------       -------     -------     -------
Distributions to shareholders from:
Net realized capital gains .................................      (0.34)          --            --       (4.61)      (4.33)
                                                                -------      -------       -------     -------     -------
Redemption fees (Note 5)* ..................................         --           --            --          --          --
                                                                -------      -------       -------     -------     -------
Net asset value, end of year ...............................    $ 17.48      $ 15.81       $ 11.81     $ 12.73     $ 20.99
                                                                =======      =======       =======     =======     =======
Total investment return (3) ................................      12.71%       33.87%        (7.23)%    (20.16)%     54.42%
                                                                =======      =======       =======     =======     =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted) ....................   $133,531     $130,286       $96,865    $139,927    $134,533
Ratio of expenses to average net assets (4) ................       1.15%        1.20%         1.12%       1.07%       1.00%
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements, if any ..................................       1.31%        1.36%         1.26%       1.25%       1.28%
Ratio of net investment loss to average
   net assets (4) ..........................................      (0.58)%      (0.55)%       (0.75)%     (0.67)%     (0.55)%
Portfolio turnover rate ....................................     269.90%      227.46%       216.40%     280.00%     297.08%

                                                                                          GROWTH FUND
                                                               -------------------------------------------------------------
                                                                               FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                               -------------------------------------------------------------
                                                                 2004         2003           2002        2001         2000
                                                               -------       -------       -------      -------      -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year .........................   $ 11.53       $  9.07       $ 10.48      $ 23.69      $ 14.89
                                                               -------       -------       -------      -------      -------
Net investment loss ........................................     (0.09) (1)    (0.08) (1)    (0.10)       (0.10)       (0.12)
Net realized and unrealized gain/(loss) on
   investments (2) .........................................      1.55          2.54         (1.31)       (6.59)        9.29
                                                               -------       -------       -------      -------      -------
Net increase/(decrease) in net assets resulting
   from operations .........................................      1.46          2.46         (1.41)       (6.69)        9.17
                                                               -------       -------       -------      -------      -------
Distributions to shareholders from:
Net realized capital gains .................................        --            --            --        (6.52)       (0.37)
                                                               -------       -------       -------      -------      -------
Redemption fees (Note 5)* ..................................        --            --            --           --           --
                                                               -------       -------       -------      -------      -------
Net asset value, end of year ...............................   $ 12.99       $ 11.53        $ 9.07      $ 10.48      $ 23.69
                                                               =======       =======       =======      =======      =======
Total investment return (3) ................................     12.66%        27.12%       (13.45)%     (36.45)%      63.11%
                                                               =======       =======       =======      =======      =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted) ....................   $36,076       $33,809       $34,034      $39,930      $79,520
Ratio of expenses to average net assets (4) ................      1.36%         1.49%         1.35%        1.08%        1.00%
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements, if any ..................................      1.59%         1.79%         1.54%        1.36%        1.32%
Ratio of net investment loss to average
   net assets (4) ..........................................     (0.65)%       (0.81)%       (0.96)%      (0.70)%      (0.59)%
Portfolio turnover rate ....................................    291.02%       237.59%       241.28%      271.29%      228.69%

---------------
* Amount is less than $0.01 per share.
(1) Calculated based on average shares outstanding for the year.
(2) The  amounts  shown for a share  outstanding  throughout  the  respective  years are not in accord with the changes in the aggregate gains and losses on investments  during the respective  years because of the timing of the sales and repurchases of fund shares in relation to fluctuating net asset values during the respective years.
(3) Total investment return is calculated  assuming a purchase of shares on the first day and a sale of shares on the last day of each year reported and includes reinvestment of dividends and distributions, if any.
(4) Reflects waivers and expense reimbursements, if any.

The accompanying notes are an integral part of the financial statements.

                                     32 & 33

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                        FINANCIAL HIGHLIGHTS (CONCLUDED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective years. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                           MID CAP FUND
                                                                ----------------------------------------------------------
                                                                       FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                                ----------------------------------------------------------
                                                                 2004          2003          2002        2001       2000
                                                                -------      -------       -------     -------     -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year .........................    $ 13.88      $ 11.98       $ 13.16     $ 19.22     $ 16.89
                                                                -------      -------       -------     -------     -------
Net investment income ......................................       0.07         0.08          0.08        0.06        0.08
Net realized and unrealized gain/(loss) on
   investments and futures transactions,
   if any (1) ..............................................       1.96         1.90         (1.22)      (2.98)       4.25
                                                                -------      -------       -------     -------     -------
Net increase/(decrease) in net assets resulting
   from operations .........................................       2.03         1.98         (1.14)      (2.92)       4.33
                                                                -------      -------       -------     -------     -------
Dividends and distributions to shareholders from:
Net investment income ......................................      (0.09)       (0.08)        (0.06)      (0.08)      (0.03)
Net realized capital gains .................................         --           --            --       (3.06)      (1.97)
                                                                -------      -------       -------     -------     -------
Total dividends and distributions to shareholders ..........      (0.09)       (0.08)        (0.06)      (3.14)      (2.00)
                                                                -------      -------       -------     -------     -------
Redemption fees (Note 5) ...................................         --*          --*         0.02          --*         --*
                                                                -------      -------       -------     -------     -------
Net asset value, end of year ...............................    $ 15.82      $ 13.88       $ 11.98     $ 13.16     $ 19.22
                                                                =======      =======       =======     =======     =======
Total investment return (2) ................................      14.64%       16.70%        (8.48)%    (17.42)%     29.61%
                                                                =======      =======       =======     =======     =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted) ....................    $30,822      $26,112       $25,109     $31,198     $44,430
Ratio of expenses to average net assets (3) ................       0.97%        1.00%         0.85%       0.91%       1.00%
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any ..............       1.35%        1.52%         1.27%       1.39%       1.61%
Ratio of net investment income to average
   net assets (3) ..........................................       0.47%        0.66%         0.59%       0.39%       0.40%
Portfolio turnover rate ....................................     292.78%      227.20%       270.77%     318.28%     378.17%


-----------------
*   Amount is less than $0.01 per share.
(1) The  amounts  shown for a share  outstanding  throughout  the  respective  years are not in accord  with the changes in the aggregate gains and losses on investments during the respective years because of the timing of the sales and repurchases of fund shares in relation to fluctuating net asset values during the respective years.
(2) Total investment  return is calculated  assuming a purchase of shares on the first day and a sale of shares on the last day of each year reported and includes reinvestment of dividends and distributions, if any.
(3) Reflects waivers and expense reimbursements, if any.

The accompanying notes are an integral part of the financial statements.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fourteen active investment portfolios, including the n/i NUMERIC INVESTORS FAMILY OF FUNDS ("n/i numeric investors Family") which consists of four diversified portfolios: n/i NUMERIC INVESTORS Emerging Growth Fund ("Emerging Growth Fund"), n/i NUMERIC INVESTORS Growth Fund ("Growth Fund"), n/i NUMERIC INVESTORS Mid Cap Fund ("Mid Cap Fund") and n/i NUMERIC INVESTORS Small Cap Value Fund ("Small Cap Value Fund")(each, a "Fund," and collectively, the "Funds").

RBB has  authorized  capital of thirty  billion  shares of common stock of which
26.073 billion are currently classified into ninety-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families," seven of which have begun investment operations.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The Funds' net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask price prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. With the approval of the Company's Board of Directors, the Funds may use a pricing service, bank or broker/dealer experience in providing valuations to value the Funds' securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Funds' Valuation Committee as determined by procedures adopted by the Board of Directors.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers, which Numeric Investors LLC(R) (the Funds' "Adviser" or "Numeric") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Numeric marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next business day, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Funds record security transactions on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Expenses incurred on behalf of a specific fund or fund family are charged directly to the fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and from net realized capital gains, if any, will be declared and recorded on the ex-dividend date and paid at least annually to shareholders. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences can include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the composition of net assets. The following permanent differences as of August 31, 2004, primarily attributable to net investment loss, were reclassified to the following accounts:

                                                                                               DECREASE
                                                  INCREASE               DECREASE           ACCUMULATED NET
                                                 ACCUMULATED        ADDITIONAL PAID-IN   REALIZED GAIN/(LOSS)
FUND                                         NET INVESTMENT LOSS          CAPITAL          FROM INVESTMENTS
----                                         -------------------    ------------------   --------------------
Emerging Growth Fund ....................          $840,218                     --              $(840,218)
Growth Fund .............................           249,358              $(249,358)                    --

U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Numeric serves as each Fund's investment adviser. Numeric is entitled to a performance-based fee for its advisory services for the Growth and Mid Cap Funds' calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based on each Fund's performance during the last rolling 12-month period. Each Fund's net performance is compared with the performance of its benchmark index during that same rolling 12-month period. When a Fund's performance is at least 5.00% better than its benchmark, it would pay Numeric more than the basic fee. If a Fund did not perform at least 4.00% better than its benchmark, Numeric would be paid less than the basic fee. Each 1.00% of the difference in performance between a Fund and its benchmark plus 4.00% during the performance period would result in a 0.10% adjustment to the basic fee. The maximum annualized performance adjustment rate would be + or - 0.50% of average daily net assets which would be added to or deducted from the basic fee.

The staff of the Securities and Exchange Commission (the "Staff") notified the Company that the methodology used to calculate the performance-based investment advisory fee for the Growth Fund and Mid Cap Fund (the "Funds") did not comply with the rules under the Investment Advisers Act of 1940, as amended, (the "Advisers Act") concerning performance fees. The rules under the Advisers Act require the performance rate to be applied to the average net assets over the performance period (a twelve-month rolling period for this Fund) rather than the average daily net assets in the most recent month, as was done previously.

In applying the revised methodology as proposed by the Staff, it appears that Numeric was underpaid by the Growth Fund and Mid Cap Fund since the inception of the contract in January 2001. The Company and Numeric will not seek reimbursement for any unpaid fees from the Funds. Commencing in September 2004, the Company began calculating the fee in the manner requested by the Staff.

Numeric is entitled to receive 0.75% of the Emerging Growth Fund's average daily net assets, computed daily and payable monthly for its advisory services.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

For the fiscal year ended August 31, 2004, Numeric waived certain investment advisory fees, waivers and expense reimbursements were as follows:

                                                              TOTAL INVESTMENT              NET INVESTMENT      EXPENSE
FUND                                                            ADVISORY FEES     WAIVERS    ADVISORY FEES   REIMBURSEMENT
----                                                          ----------------   --------   --------------   -------------
Emerging Growth Fund ......................................      $1,079,356            --     $1,079,356          --
Growth Fund ...............................................         322,175      $(34,614)       287,561          --
Mid Cap Fund ..............................................         123,573       (69,657)        53,916        $372

The Funds will not pay Numeric at a later time for any amounts it may waive or any amounts which Numeric has assumed.

PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serve as co-administrators for each Fund. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets subject to a minimum monthly fee of $6,250 per Fund. BSFM is entitled to receive a monthly fee equal to an annual rate of 0.05% on the first $150 million and 0.02% of each Fund's average daily net assets thereafter.

For the fiscal year ended August 31, 2004, PFPC, voluntarily agreed to waive a portion of its administration fees. During such period, PFPC's co-administration fees and related waivers were as follows:

                                                       TOTAL PFPC                             NET PFPC
                                                 CO-ADMINISTRATION FEES       PFPC     CO-ADMINISTRATION FEES
FUND                                                  AND EXPENSES           WAIVERS        AND EXPENSES
----                                             ----------------------    ---------    ---------------------
Emerging Growth Fund ........................           $188,841           $(32,381)          $156,460
Growth Fund .................................             83,922             (5,000)            78,922
Mid Cap Fund ................................             81,584             (5,000)            76,584

For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Funds and PFPC. This fee is allocated to each portfolio of RBB based on each portfolio's average net assets as a percentage of the total RBB related net assets. For the fiscal year ended August 31, 2004, the regulatory administrative services fees were $23,903, $6,405 and $4,849 for the Emerging Growth Fund, Growth Fund and Mid Cap Fund, respectively.


In addition, PFPC serves as each Fund's transfer and dividend disbursing agent. For the fiscal year ended August 31, 2004, transfer agency fees and expenses were $65,399, $48,747 and $58,196 for the Emerging Growth Fund, Growth Fund and Mid Cap Fund, respectively.


PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to each Fund. As compensation for such administrative services, PFPC Distributors received a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

For the fiscal year ended August 31, 2004, PFPC Distributors, voluntarily agreed to waive a portion of its administrative services fees for each Fund. During such period, administrative services fees were as follows:

                                                         TOTAL
                                                    ADMINISTRATIVE                      NET ADMINISTRATIVE
FUND                                                 SERVICES FEES         WAIVERS        SERVICES FEES
----                                                --------------        ----------    ------------------
Emerging Growth Fund ............................      $215,871           $(187,088)          $28,783
Growth Fund .....................................        57,922             (50,199)            7,723
Mid Cap Fund ....................................        44,638             (38,686)            5,952

The Emerging Growth Fund, Growth Fund and Mid Cap Fund owed PFPC and its affiliates $22,553, $12,396 and $11,114, respectively, for their services as of August 31, 2004.

3. SHAREHOLDER SERVICES PLAN

The Board of Directors approved a Shareholder Services Plan which permits the Funds to pay fees to certain Shareholder Organizations of up to 0.25% of the average daily net assets of each Fund for which such Shareholder Organizations provide services for the benefit of customers.

4. INVESTMENT IN SECURITIES

For the fiscal year ended August 31, 2004, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                                                PURCHASES           SALES
----                                              ------------      ------------
Emerging Growth Fund ..........................   $372,674,557      $386,993,636
Growth Fund ...................................    106,857,100       108,688,857
Mid Cap Fund ..................................     84,340,552        83,859,167

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARE TRANSACTIONS

As of August 31, 2004, each Fund has 50,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital shares for the respective periods were as follows:

                                             EMERGING GROWTH FUND
                            ---------------------------------------------------
                                     FOR THE                     FOR THE
                                FISCAL YEAR ENDED           FISCAL YEAR ENDED
                                 AUGUST 31, 2004             AUGUST 31, 2003
                            -------------------------    ----------------------
                               SHARES       AMOUNT       SHARES       AMOUNT
                            ----------   ------------    --------   -----------
Sales ....................     661,507   $ 12,007,872     804,076   $ 9,594,697
Repurchases ..............  (1,417,033)   (25,872,144)   (766,322)   (9,574,798)
Reinvestments ............     155,841      2,720,979          --            --
                            ----------   ------------    --------   -----------
Net increase/(decrease) ..    (599,685)  $(11,143,293)     37,754   $    19,899
                            ==========   ============    ========   ===========

                                                 GROWTH FUND
                            ---------------------------------------------------
                                     FOR THE                     FOR THE
                                FISCAL YEAR ENDED           FISCAL YEAR ENDED
                                 AUGUST 31, 2004             AUGUST 31, 2003
                            -------------------------    ----------------------
                               SHARES        AMOUNT       SHARES       AMOUNT
                            ----------    -----------    --------   -----------
Sales ....................     450,488    $ 6,107,468      78,665   $   733,076
Repurchases ..............    (603,709)    (8,188,786)   (898,509)   (9,329,614)
                            ----------    -----------    --------   -----------
Net decrease .............    (153,221)   $(2,081,318)   (819,844)  $(8,596,538)
                            ==========    ===========    ========   ===========

                                                MID CAP FUND
                            ---------------------------------------------------
                                     FOR THE                     FOR THE
                                FISCAL YEAR ENDED           FISCAL YEAR ENDED
                                 AUGUST 31, 2004             AUGUST 31, 2003
                            -------------------------    ----------------------
                               SHARES       AMOUNT       SHARES       AMOUNT
                            ----------    -----------    --------   -----------
Sales ....................     309,072    $ 4,753,551      92,608   $ 1,080,079
Repurchases ..............    (251,600)    (3,859,957)   (321,954)   (3,835,656)
Reinvestments ............      10,217        152,548      14,677       162,917
                            ----------    -----------    --------   -----------
Net increase/(decrease) ..      67,689    $ 1,046,142    (214,669)  $(2,592,660)
                            ==========    ===========    ========   ===========


There is a 2.00% redemption fee on shares redeemed which have been held for less than one year on each of the Funds. For the fiscal year ended August 31, 2004, these fees amounted to $18,386, $10,319 and $5,688 for the Emerging Growth Fund, Growth Fund and Mid Cap Fund, respectively. The redemption fees are collected and retained by each Fund for the benefit of the remaining shareholders and recorded as additional paid-in capital.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral being maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Funds. However, there can be no assurance the Funds can recover this amount. The value of securities on loan to brokers and the aggregate value of collateral by the Funds and pledged to borrowers at August 31, 2004, were as follows:

                                           VALUE OF
FUND                                  SECURITIES ON LOAN     VALUE OF COLLATERAL
----                                  ------------------     -------------------
Emerging Growth Fund ...............     $14,452,525            $14,839,024
Growth Fund ........................       2,524,888              2,585,000
Mid Cap Fund .......................       1,233,294              1,256,292

Collateral pledged by borrowers for securities out on loan to broker/dealers is in the form of U.S. Treasury securities. Cash collateral received by the Funds is invested into repurchase agreements with Bear, Stearns & Co. Inc., which in turn are collateralized by various U.S. Treasury securities. The stated interest rate on repurchase agreements is net of rebate paid to the borrower on securities loaned.

Collateral for repurchase agreements in connection with securities lending at August 31, 2004 are listed below:

                                                                       EMERGING GROWTH FUND
                                         ----------------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT                                               ACCRUED
ISSUER                                    (000'S)    INTEREST RATE   MATURITY   MARKET VALUE   INTEREST  TOTAL VALUE
------                                   ---------   -------------   --------   ------------   --------  ------------
Related Collateral:
United States Treasury Bond ..........    $1,155         5.500%      08/15/28    $1,231,877     $2,823    $1,234,700

                                                                          GROWTH FUND
                                         ----------------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT                                               ACCRUED
ISSUER                                    (000'S)    INTEREST RATE   MATURITY   MARKET VALUE   INTEREST  TOTAL VALUE
------                                   ---------   -------------   --------   ------------   --------  ------------
Related Collateral:
United States Treasury Bond ..........    $  445         5.500%      08/15/28    $  474,619     $1,088    $  475,707

                                                                           MID CAP FUNDD
                                         ----------------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT                                               ACCRUED
ISSUER                                    (000'S)    INTEREST RATE   MATURITY   MARKET VALUE   INTEREST  TOTAL VALUE
------                                   ---------   -------------   --------   ------------   --------  ------------
Related Collateral:
United States Treasury Bond               $  445         5.500%      08/15/28    $  474,619     $1,088    $  475,707

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


7. COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreements with Bear, Stearns & Co. Inc., outstanding at August 31, 2004:

                                                                        EMERGING GROWTH FUND
                                         ----------------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT                                               ACCRUED
ISSUER                                    (000'S)    INTEREST RATE   MATURITY   MARKET VALUE   INTEREST  TOTAL VALUE
------                                   ---------   -------------   --------   ------------   --------  ------------
United States Treasury Bond ..........    $3,490         5.500%      08/15/28    $3,722,294    $ 8,531    $3,730,825

                                                                               GROWTH FUND
                                         ----------------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT                                               ACCRUED
ISSUER                                    (000'S)    INTEREST RATE   MATURITY   MARKET VALUE   INTEREST  TOTAL VALUE
------                                   ---------   -------------   --------   ------------   --------  ------------
United States Treasury Bond ..........    $  835         5.500%      08/15/28    $  890,578    $ 2,041    $  892,619

                                                                              MID CAP FUND
                                         ----------------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT                                               ACCRUED
ISSUER                                    (000'S)    INTEREST RATE   MATURITY   MARKET VALUE   INTEREST  TOTAL VALUE
------                                   ---------   -------------   --------   ------------   --------  ------------
United States Treasury Bond ..........    $1,420         5.500%      08/15/28    $1,514,515    $ 3,471    $1,517,986

8. FEDERAL INCOME TAX INFORMATION

At August 31, 2004, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

                                                      FEDERAL TAX       UNREALIZED       UNREALIZED      NET UNREALIZED
FUND                                                     COST          APPRECIATION     DEPRECIATION      APPRECIATION
----                                                  ------------     ------------     ------------     --------------
Emerging Growth Fund .............................    $130,875,645     $10,787,975      $(7,672,435)       $3,115,540
Growth Fund ......................................      35,973,225       2,736,488       (1,814,421)          922,067
Mid Cap Fund .....................................      30,698,352       1,693,583       (1,104,229)          589,354

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                 UNDISTRIBUTED     UNDISTRIBUTED
                                                   ORDINARY          LONG-TERM
FUND                                                INCOME             GAINS
----                                             -------------     -------------
Emerging Growth Fund ........................     $24,325,391       $11,185,583
Growth Fund .................................              --                --
Mid Cap Fund ................................         138,863                --

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


At August 31, 2004, the Funds had capital loss carryforwards available to offset future capital gains through the indicated expiration dates:

                                                         EXPIRING AUGUST 31,
                                                    ----------------------------
FUND                                                   2010               2011
----                                                ----------          --------
Emerging Growth Fund .............................          --                --
Growth Fund ......................................  $3,738,541                --
Mid Cap Fund .....................................     549,263          $206,720

During the year ended August 31, 2004, the Emerging Growth Fund, Growth Fund and Mid Cap Fund utilized $410,152, $8,532,536 and $5,425,231, respectively, of prior year capital loss carryforwards.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                                 ORDINARY        LONG-TERM
FUND                             YEAR             INCOME           GAINS              TOTAL
----                             ----          -----------       ----------        -----------
Emerging Growth Fund
                                 2004          $ 2,757,588               --        $ 2,757,588
                                 2003                   --               --                 --
Growth Fund
                                 2004                   --               --                 --
                                 2003                   --               --                 --
Mid Cap Fund
                                 2004          $   158,675               --         $  158,675
                                 2003              167,268               --            167,268

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE RBB FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of n/i numeric investors Emerging Growth Fund, n/i numeric investors Growth Fund and n/i numeric investors Mid Cap Fund, separately managed portfolios of The RBB Fund, Inc. (the "Fund"), at August 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 29, 2004

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                   SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Each Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of each Fund's fiscal year (August 31, 2004) as to the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 2004, the following dividends and distributions per share were paid by each of the Funds:

                                           ORDINARY INCOME
                                      ---------------------------
                                      NET INVESTMENT   SHORT-TERM      LONG-TERM
FUND                                      INCOME          GAINS          GAINS
----                                  --------------   ----------      ---------
Emerging Growth Fund ...............          --          $0.34             --
Growth Fund ........................          --             --             --
Mid Cap Fund .......................       $0.09             --             --

The percentage of total ordinary income dividends from the Emerging Growth and Mid Cap Funds' qualifying for the corporate dividend received deduction in 26% and 100%, respectively.

These amounts were reported to shareholders as income in 2003. Because each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2004. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2005.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g. IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g. corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                        OTHER INFORMATION -- (UNAUDITED)

1. PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available without charge, upon request, by calling
(800) 348-5031 and on the Securities and Exchange Commission's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO SCHEDULES

The Funds will file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Funds Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                          PRIVACY NOTICE -- (UNAUDITED)


The n/i NUMERIC INVESTORS FAMILY OF FUNDS of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 348-5031.

October 2004

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                           FUND MANAGEMENT (UNAUDITED)

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of Additional Information ("SAI") includes additional information about the Company's Directors and is available without charge, upon request, by calling (800) 348-5031.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN        OTHER
                              POSITION(S)  TERM OF OFFICE                                          FUND COMPLEX     DIRECTORSHIPS
  NAME, ADDRESS,                 HELD       AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST     OVERSEEN BY        HELD BY
 AND DATE OF BIRTH             WITH FUND    TIME SERVED 1                 5 YEARS                    DIRECTOR*        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky             Director    1988 to present   Since 1969, Director and Vice               14        Director, Comcast
Comcast Corporation                                         Chairman, Comcast Corporation (cable                     Corporation
1500 Market Street,                                         television and communications);
35th Floor                                                  Director, NDS Group PLC (provider of
Philadelphia, PA 19102                                      systems and applications for digital
DOB: 7/16/33                                                pay TV).
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay              Director    1988 to present   Since 2000, Vice President, Fox Chase       14               None
Fox Chase Cancer Center                                     Cancer Center (biomedical research
333 Cottman Avenue                                          and medical care); prior to 2000,
Philadelphia, PA 19111                                      Executive Vice President, Fox Chase
DOB: 12/06/35                                               Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman            Director    1991 to present   Since December 2000, Director,              14               None
106 Pierrepont Street                                       Gabelli Partners, L.P. (an investment
Brooklyn, NY  11201                                         partnership); Chief Operating Officer
DOB: 5/21/48                                                and member of the Board of Directors
                                                            of Outercurve Technologies (wireless
                                                            enabling services) until April 2001;
                                                            Chief Operating Officer and member of
                                                            the Executive Operating Committee of
                                                            Warburg Pincus Asset Management,
                                                            Inc.; Executive Officer and Director
                                                            of Credit Suisse Asset Management
                                                            Securities, Inc. (formerly
                                                            Counsellors Securities, Inc.) and
                                                            Director/Trustee of various
                                                            investment companies advised by
                                                            Warburg Pincus Asset Management, Inc.
                                                            until September 15, 1999; Prior to
                                                            1997, Managing Director of Warburg
                                                            Pincus Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees fourteen  portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                           FUND MANAGEMENT (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN        OTHER
                              POSITION(S)  TERM OF OFFICE                                          FUND COMPLEX     DIRECTORSHIPS
  NAME, ADDRESS,                 HELD       AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST     OVERSEEN BY        HELD BY
 AND DATE OF BIRTH             WITH FUND    TIME SERVED 1                 5 YEARS                    DIRECTOR*        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg           Director    1991 to present   Since 1974, Chairman, Director and          14             Director,
Moyco Technologies, Inc.                                    President, Moyco Technologies, Inc.                          Moyco
200 Commerce Drive                                          (manufacturer of precision coated and                   Technologies,
Montgomeryville, PA 18936                                   industrial abrasives). Since 1999,                           Inc.
DOB: 3/24/34                                                Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky              Director    1991 to present   Since July 2002, Senior Vice                14               None
Oppenheimer & Company, Inc.                                 President and prior thereto,
200 Park Avenue                                             Executive Vice President of
New York, NY 10166                                          Oppenheimer & Co., Inc., formerly
DOB: 4/16/38                                                Fahnestock & Co., Inc. (a registered
                                                            broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall            Director    2002 to present   Director of PFPC Inc. from January          14               None
400 Bellevue Parkway                                        1987 to April 2002, Chairman and
Wilmington, DE 19809                                        Chief Executive Officer of PFPC Inc.
DOB: 9/25/38                                                until April 2002, Executive Vice
                                                            President of PNC Bank, National
                                                            Association from October 1981 to
                                                            April 2002, Director of PFPC
                                                            International Ltd. (financial
                                                            services) from August 1993 to April
                                                            2002, Director of PFPC International
                                                            (Cayman) Ltd. (financial services)
                                                            from September 1996 to April 2002;
                                                            Governor of the Investment Company
                                                            Institute (investment company
                                                            industry trade organization) from
                                                            July 1996 to January 2002; Director
                                                            of PNC Asset Management, Inc.
                                                            (investment advisory) from September
                                                            1994 to March 1998; Director of PNC
                                                            National Bank from October 1995 to
                                                            November 1997; Director of Haydon
                                                            Bolts, Inc. (bolt manufacturer) and
                                                            Parkway Real Estate Company
                                                            (subsidiary of Haydon Bolts, Inc.)
                                                            since 1984.
------------------------------------------------------------------------------------------------------------------------------------

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                           FUND MANAGEMENT (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN        OTHER
                              POSITION(S)  TERM OF OFFICE                                          FUND COMPLEX     DIRECTORSHIPS
  NAME, ADDRESS,                 HELD       AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST     OVERSEEN BY        HELD BY
 AND DATE OF BIRTH             WITH FUND    TIME SERVED 1                 5 YEARS                     DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach               President   1991 to present   Certified Public Accountant; Vice           N/A              N/A
400 Bellevue Parkway             and            and         Chairman of the Board, Fox Chase
4th Floor                     Treasurer   1988 to present   Cancer Center; Trustee Emeritus,
Wilmington, DE 19809                                        Pennsylvania School for the Deaf;
DOB: 6/29/24                                                Trustee Emeritus, Immaculata
                                                            University; President or Vice
                                                            President and Treasurer of various
                                                            investment companies advised by
                                                            subsidiaries of PNC Bank Corp. from
                                                            1981 to 1997; Managing General
                                                            Partner, President since 2002,
                                                            Treasurer since 1981 and Chief
                                                            Compliance Officer since September
                                                            2004 of Chestnut Street Exchange
                                                            Fund; and Director of the Bradford
                                                            Funds, Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. King                  Secretary   Since 2003        Since 2000, Vice President and              N/A              N/A
301 Bellevue Parkway                                        Counsel, PFPC Inc. (financial
2nd Floor                                                   services company); Associate,
Wilmington, DE 19809                                        Stradley, Ronon, Stevens & Young, LLC
DOB: 1/27/68                                                (law firm) from 1996-2000.
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Faia, Esquire, CPA     Chief    Since 2004        Senior Legal Counsel, PFPC Inc. from        N/A              N/A
Vigilant Compliance           Compliance                    2002 to 2004; Chief Legal Counsel,
186 Dundee Drive, Suite 700    Officer                      Corviant Corporation (Investment
Williamstown, NJ 08094                                      Adviser, Broker/Dealer and Service
DOB: 12/25/62                                               Provider to Investment Advisers and
                                                            Separate Accountant Providers) from
                                                            2001 to 2002; Partner, Pepper
                                                            Hamilton LLP (law firm) from 1997 to
                                                            2001.
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal.  Each officer holds office at the pleasure of the Board of Directors  until the next annual  meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs.  Carnall and Sablowsky  are  considered  "interested  persons" of the Company as that term is defined in the 1940 Act. Mr.
  Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market  Portfolio,  BlackRock  Institutional  Management  Corporation  and the Company's  principal underwriter,  PFPC  Distributors,  Inc. are indirect  subsidiaries  of The PNC Financial  Services  Group,  Inc. Mr.  Sablowsky is
  considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                     (LOGO)
              n/i NUMERIC INVESTORS
                    FAMILY OF FUNDS
                [GRAPHIC OMITTED]

               One Memorial Drive
               Cambridge, MA 02142

            1-800-numeric [686-3742]
             http://www.numeric.com


      INVESTMENT ADVISER
           Numeric Investors LLC(R)
           One Memorial Drive
           Cambridge, MA 02142

      CO-ADMINISTRATORS
           Bear Stearns Funds Management Inc.
           383 Madison Avenue
           New York, NY 10179

           PFPC Inc.
           Bellevue Corporate Center
           301 Bellevue Parkway
           Wilmington, DE 19809

      DISTRIBUTOR
           PFPC Distributors,Inc.
           760 Moore Road
           King of Prussia, PA 19406

      CUSTODIAN
           Custodial Trust Company
           101 Carnegie Center
           Princeton, NJ 08540

      TRANSFER AGENT
           PFPC Inc.
           301 Bellevue Parkway
           Wilmington, DE 19809

      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
           PricewaterhouseCoopers LLP
           Two Commerce Square
           Philadelphia, PA 19103

      COUNSEL
           Drinker Biddle & Reath LLP
           One Logan Square
           18th and Cherry Streets
           Philadelphia, PA 19103


This   report   is   submitted   for  the   general
information of the  shareholders of each Fund.Total
investment  return is based on  historical  results
and is not intended to indicate future performance.
The total investment  return and principal value of
an investment in each Fund will fluctuate,  so that
an investor's shares,  when redeemed,  may be worth
more   or  less   than   original   cost.   Current
performance   may  be  lower  or  higher  than  the
performance data provided in the report.

                                     (LOGO)
                              n/i NUMERIC INVESTORS
                                    FAMILY OF FUNDS
                                [GRAPHIC OMITTED]

                               One Memorial Drive
                               Cambridge, MA 02142

                            1-800-numeric [686-3742]
                             http://www.numeric.com

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.


                                                              [GRAPHICS OMITTED]


                                  ANNUAL REPORT
                                 AUGUST 31, 2004



                             SMALL CAP VALUE FUND II

                             LONG/SHORT EQUITY FUND

                              LARGE CAP VALUE FUND

                               MID CAP VALUE FUND

                               ALL-CAP VALUE FUND


                                    [GRAPHIC OMITTED]
                                    bp
                                    BOSTON PARTNERS ASSET MANAGEMENT, LLC
                                    --------------------------------------------
                                    ONE PHILOSOPHY  o  ONE CULTURE  o  ONE FOCUS

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRIVACY NOTICE (Unaudited)
--------------------------------------------------------------------------------
                             SMALL CAP VALUE FUND II
                             LONG/SHORT EQUITY FUND
                              LARGE CAP VALUE FUND
                               MID CAP VALUE FUND
                               ALL-CAP VALUE FUND

The Boston Partners Family of Funds of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

   o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

   o Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (888) 261-4073.

October 2004


                          NOT PART OF THE ANNUAL REPORT

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL MARKET COMMENTARY
--------------------------------------------------------------------------------

September 30, 2004

Dear Shareholder:

     The one year period ended August 31, 2004 witnessed all major equity indices posting positive returns. This same period also witnessed the first interest rate hikes in nearly four years, the impact of which seems to have affected the markets in the last few months. A number of factors, in addition to rising rates, have fueled an increase in market volatility the last few months, not the least of which is the pending presidential election, an escalation in the Iraq war, and the ever present fear of global terrorism. On the good news front, we currently have a healthy economy, improving corporate profitability and strong consumer confidence. Over the long term we are confident that good news will prevail.

     As the presidential election draws closer, we must consider its potential impact on the economy. Historically, after a president is elected, and regardless of party affiliation, fiscal policy trends towards tightening as the new administration aims to decrease the deficit and make good on campaign promises. This predictable change in fiscal policy combined with the Federal Reserve's recent moves toward higher interest rates is a big shift from the stimulative conditions of the past several years. While the stock market has typically done well in the last half of a presidential election year, we cannot ignore these potential headwinds that could influence the economy and the stock market. While we do not manage money based on a macro view of the economy, we do believe it is important to consider potential changes and their impact to the stock market.

     Regardless of the market environment, we believe that building a solid well diversified portfolio on a stock-by-stock basis is the key to success over the long run. Across all of our products, we have been able to opportunistically upgrade the quality of our portfolios by buying good companies as they are offered at compelling prices.

     The following pages contain investment discussion on each of the Boston Partners Funds. Please take a minute to review them and feel free to contact us with any comments or questions.



Warm Regards,

Boston Partners Family of Funds


2 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SMALL CAP VALUE FUND II
--------------------------------------------------------------------------------

Dear Shareholder:

     The Boston Partners Small Cap Value Fund II Institutional Class returned 13.96% for the one year period ended August 31, 2004. The Fund did trail the benchmark for the period, but we believe we have continued to construct the portfolios with more attractive valuation and profitability characteristics than the benchmark.

     In the small cap universe value continued to outperform growth as it has on a 1, 3, and 5 year basis. Recent underperformance by the Fund can be primarily attributed to insurance holdings. The short-term performance of insurance investments was disappointing, but the overall valuation and profitability characteristics remain attractive to us. They represent the largest investment pocket in the portfolio and the primary source of overweighting against the benchmark.

     Areas of strength in the portfolio were Consumer Services, Consumer Non-Durables, and Finance. Communications was the only area that had a negative impact on returns.

     Health Care is another sector that we are confident in. Currently, we are double the benchmark's weight in that category and this reflects the portfolio's opportunistic selection of attractively valued companies with strong operating fundamentals.

     We continue to build the portfolio on a stock by stock basis in a broad cross-section of businesses. Please note that while the Fund remains closed to new investors, we are currently still accepting investments from existing shareholders of the Fund.


Sincerely,

David Dabora
Small Cap Value Fund II Portfolio Manager

------------------------------------------------------
   TOP TEN POSITIONS                % OF PORTFOLIO
------------------------------------------------------
   Apria Healthcare Group, Inc.              2.95%
------------------------------------------------------
   IPC Holdings Ltd.                         2.59%
------------------------------------------------------
   Sierra Pacific Resources                  1.80%
------------------------------------------------------
   United Online, Inc.                       1.51%
------------------------------------------------------
   Assured Guaranty Ltd.                     1.49%
------------------------------------------------------
   Terex Corp.                               1.44%
------------------------------------------------------
   Earthlink, Inc.                           1.43%
------------------------------------------------------
   Champion Enterprises, Inc.                1.42%
------------------------------------------------------
   Scottish Re Group Ltd.                    1.40%
------------------------------------------------------
   Sola International, Inc.                  1.37%
------------------------------------------------------

------------------------------------------------------
   SECTOR BREAKDOWN                 % OF PORTFOLIO
------------------------------------------------------
   Basic Industries                           2.4%
------------------------------------------------------
   Capital Goods                             11.2%
------------------------------------------------------
   Communications                             3.6%
------------------------------------------------------
   Consumer Durables                          3.0%
------------------------------------------------------
   Consumer Non-Durables                      6.5%
------------------------------------------------------
   Consumer Services                         18.4%
------------------------------------------------------
   Energy                                     1.4%
------------------------------------------------------
   Finance                                   21.6%
------------------------------------------------------
   Health Care                                9.3%
------------------------------------------------------
   Technology                                 5.6%
------------------------------------------------------
   Transportation                             1.6%
------------------------------------------------------
   Utilities                                  1.9%
------------------------------------------------------
   Other                                     13.5%
------------------------------------------------------

------------------------------------------------------
   PORTFOLIO REVIEW
------------------------------------------------------
   P/E: Price/Earnings*                      13.4x
------------------------------------------------------
   P/B: Price/Book                            1.5x
------------------------------------------------------
   Holdings                                    203
------------------------------------------------------
   Wtd. Average Mkt. Cap (mil)                $793
------------------------------------------------------
   ROE: Return on Equity                       8.5
------------------------------------------------------
   OROA: Operating Return on Assets*          36.6
------------------------------------------------------
* For the trailing one year period.

                                                          ANNUAL REPORT 2004 | 3

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SMALL CAP VALUE FUND II (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
         Boston Partners Small Cap Value Fund II Institutional Class 1,2
                              vs. Russell Indices

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Small Cap Value Fund II --  Russell 2000(R)   Russell 2000(R)
                     Institutional Class        Value Index           Index
                  --------------------------  ---------------   ---------------
7/1/98                    $10,000.00            $10,000.00         $10,000.00
7/31/98                     9,280.00              9,217.00           9,190.00
8/31/98                     7,620.00              7,773.62           7,405.30
11/30/98                    7,930.00              8,685.93           8,746.42
2/28/99                     7,640.00              8,157.32           8,649.04
5/31/99                     8,670.00              9,099.22           9,710.74
8/31/99                     8,670.00              8,868.24           9,506.32
11/30/99                    8,450.00              8,561.35          10,117.17
2/29/00                     8,713.79              9,118.02          12,910.60
5/31/00                     9,854.28              9,073.93          10,673.03
8/31/00                    11,394.95             10,081.20          12,086.93
11/30/00                   11,224.88              9,783.93          10,057.25
2/28/01                    14,381.97             11,118.18          10,736.41
5/31/01                    16,926.00             11,741.00          11,280.77
8/31/01                    17,613.30             11,897.63          10,682.07
11/30/01                   17,172.19             11,641.24          10,542.41
2/28/02                    17,994.57             12,594.35          10,772.98
5/31/02                    19,739.00             13,550.32          11,223.56
8/31/02                    16,312.45             11,232.14           9,033.54
11/30/02                   15,938.50             11,431.43           9,426.03
2/28/03                    14,437.00             10,277.38           8,393.08
5/31/03                    18,134.50             12,535.45          10,306.95
8/31/03                    20,969.90             13,892.96          11,659.95
11/30/03                   22,943.30             15,421.70          12,845.96
2/29/04                    25,689.20             16,853.60          13,798.64
5/31/04                    24,955.50             16,398.80          13,426.84
8/31/04                    23,896.90             16,600.30          12,983.88

            Past performance is not predictive of future performance

                        For Period Ended August 31, 2004
                           Average Annual Total Return


                                                                                     SINCE
                                                  1 YEAR     3 YEAR     5 YEAR    INCEPTION 3
                                                  ------     ------     ------    -----------
  Small Cap Value Fund II -- Institutional Class  13.96%      10.71%     22.48%     15.17%
  Russell 2000(R) Value Index                     19.49%      11.74%     13.36%      8.56%
  Russell 2000(R) Index 4                         11.35%       6.72%      6.43%      4.32%


----------
1 The chart assumes a hypothetical $10,000 initial investment in the Fund made on July 1, 1998 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.
2 Boston Partners Asset Management, LLC waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
3 For the period July 1, 1998 (commencement of operations) through August 31, 2004.
4 This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.


4 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SMALL CAP VALUE FUND II (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
 Boston Partners Small Cap Value Fund II Investor Class 1,2 vs. Russell Indices

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

             Small Cap Value Fund II --    Russell 2000(R)      Russell 2000(R)
                     Investor Class          Value Index            Index
             --------------------------    ---------------      ---------------
7/1/98              $10,000.00                 $10,000.00         $10,000.00
7/31/98               9,290.00                   9,217.00           9,190.00
8/31/98               7,630.00                   7,773.62           7,405.30
11/30/98              7,940.00                   8,685.93           8,746.42
2/28/99               7,640.00                   8,157.32           8,649.04
5/31/99               8,660.00                   9,099.22           9,710.74
8/31/99               8,650.00                   8,868.24           9,506.32
11/30/99              8,440.00                   8,561.35          10,117.17
2/29/00               8,700.00                   9,118.02          12,910.60
5/31/00               9,830.00                   9,073.93          10,673.03
8/31/00              11,360.00                  10,081.23          12,086.93
11/30/00             11,180.00                   9,783.93          10,057.25
2/28/01              14,325.37                  11,118.18          10,736.41
5/31/01              16,858.20                  11,741.00          11,280.77
8/31/01              17,524.74                  11,897.63          10,682.07
11/30/01             17,083.80                  11,641.24          10,542.41
2/28/02              17,895.60                  12,594.35          10,772.98
5/31/02              19,618.73                  13,550.32          11,223.56
8/31/02              16,203.62                  11,232.14           9,033.54
11/30/02             15,809.20                  11,431.43           9,426.03
2/28/03              14,318.40                  10,277.38           8,393.08
5/31/03              17,973.30                  12,535.45          10,305.95
8/31/03              20,766.40                  13,891.96          11,659.95
11/30/03             22,708.10                  15,421.67          12,845.96
2/29/04              25,401.10                  16,853.57          13,798.64
5/31/04              24,667.60                  16,398.85          13,426.84
8/31/04              23,609.20                  16,600.35          12,983.88

            Past performance is not predictive of future performance

                        For Period Ended August 31, 2004
                           Average Annual Total Return

                                                                                     SINCE
                                               1 YEAR      3 YEAR      5 YEAR     INCEPTION 3
                                               ------      ------      ------     -----------
  Small Cap Value Fund II -- Investor Class    13.69%      10.44%      22.24%       14.94%
  Russell 2000(R) Value Index                  19.49%      11.74%      13.36%        8.56%
  Russell 2000(R) Index 4                      11.35%       6.72%       6.43%        4.32%

----------
1 The chart assumes a hypothetical $10,000 initial investment in the Fund made on July 1, 1998 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.
2 Boston Partners Asset Management, LLC waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
3 For the period July 1, 1998 (commencement of operations) through August 31, 2004.
4 This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.

                                                          ANNUAL REPORT 2004 | 5

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 LONG/SHORT EQUITY FUND
--------------------------------------------------------------------------------

Dear Shareholder:

     The Boston Partners Long/Short Equity Fund Institutional Shares returned 2.73% for the one year period ended August 31, 2004.

     The Fund further refined its strategy over the last year. Robert Jones, an original partner of BPAM and member of the Large Cap Value management team, was added to the Long/Short management team in April. Also, the economic positioning of the portfolio will now be driven by available opportunities in the marketplace and is expected to remain fluid. In the past, the portfolio was constructed with the goal of being Beta neutral at all times. We believe an increased focus on security selection at the expense of a strict beta neutral portfolio will help us in better achieving the total return portion of our objectives.

     Total returns in the long portfolio were led by holdings in the Consumer Services, Capital Goods, and Basic Industries. A few of the detractors in the short portfolio were Technology, Transportation, and Communications.

     The portfolio continues to maintain a value bias purchasing companies with strong free cash flow, defensible business models, and clean balance sheets. The short portfolio focuses on companies that combine high valuations with low returns on capital.


Sincerely,

Robert T. Jones
Long/Short Equity Fund Portfolio Manager

----------------------------------------------------
                                    % OF PORTFOLIO
   TOP TEN HOLDINGS                           LONG
----------------------------------------------------
   MBIA, Inc.                                2.15%
----------------------------------------------------
   Freddie Mac                               1.87%
----------------------------------------------------
   Steiner Leisure Ltd.                      1.66%
----------------------------------------------------
   Countrywide Financial Corp.               1.64%
----------------------------------------------------
   Barnes & Noble, Inc.                      1.64%
----------------------------------------------------
   Pfizer, Inc.                              1.51%
----------------------------------------------------
   Radian Group, Inc.                        1.49%
----------------------------------------------------
   Claire's Stores, Inc.                     1.45%
----------------------------------------------------
   Xerox Corp.                               1.37%
----------------------------------------------------
   Apria Healthcare Group, Inc.              1.33%
----------------------------------------------------

----------------------------------------------------
                                    % OF PORTFOLIO
   SECTOR BREAKDOWN                  LONG    SHORT
----------------------------------------------------
   Basic Industries                  2.5%    4.6%
----------------------------------------------------
   Capital Goods                     8.2%    9.6%
----------------------------------------------------
   Communications                    4.8%    3.2%
----------------------------------------------------
   Consumer Durables                 1.9%    1.5%
----------------------------------------------------
   Consumer Non-Durables             6.5%    4.5%
----------------------------------------------------
   Consumer Services                23.5%   21.7%
----------------------------------------------------
   Energy                            8.8%    1.2%
----------------------------------------------------
   Finance                          19.4%    5.4%
----------------------------------------------------
   Health Care                       9.0%   26.2%
----------------------------------------------------
   Technology                       11.5%   19.7%
----------------------------------------------------
   Transportation                    0.4%    1.0%
----------------------------------------------------
   Utilities                         1.1%    0.9%
----------------------------------------------------
   Other                             2.4%    0.5%
----------------------------------------------------

----------------------------------------------------
   PORTFOLIO REVIEW                  LONG    SHORT
----------------------------------------------------
   P/E: Price/Earnings*              7.7x    31.0x
----------------------------------------------------
   P/B: Price/Book                   1.6x     7.7x
----------------------------------------------------
   Holdings                           136      135
----------------------------------------------------
   Wtd. Average Mkt. Cap (mil)    $10,182     $937
----------------------------------------------------
   OROA: Operating Return
     on Assets*                      39.1     39.8
----------------------------------------------------
* For the trailing one year period.


6 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 LONG/SHORT EQUITY FUND (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
         Boston Partners Long/Short Equity Fund Institutional Class 1,2
                              vs. Various Indices

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                          Long/Short       Salomon Smith Barney
                         Equity Fund --        U.S. 1-Month         S&P 500(R)
                     Institutional Class   Treasury Bill Index 4      Index
                     -------------------   ---------------------   -----------
11/17/98                  $10,000.00            $10,000.00         $10,000.00
11/30/98                    9,580.00             10,020.00          10,000.00
2/28/99                     9,080.00             10,127.60          10,675.41
5/31/99                     9,500.00             10,239.41          11,259.94
8/31/99                     9,460.00             10,350.39          11,456.49
11/30/99                    8,100.00             10,464.66          12,088.42
2/29/00                     8,153.76             10,591.80          11,928.06
5/31/00                    10,311.81             10,738.64          12,440.12
8/31/00                    10,759.71             10,882.09          13,327.79
11/30/00                   11,798.02             11,042.84          11,580.46
2/28/01                    14,558.61             11,192.59          10,951.34
5/31/01                    15,093.63             11,315.03          11,128.06
8/31/01                    16,338.57             11,414.89          10,077.72
11/30/01                   16,081.35             11,490.40          10,164.45
2/28/02                    16,370.81             11,539.87           9,909.18
5/31/02                    17,456.52             11,590.76           9,586.91
8/31/02                    16,147.28             11,640.53           8,264.87
11/30/02                   16,477.20             11,686.60           8,486.79
2/28/03                    16,109.40             11,720.74           7,661.81
5/31/03                    16,221.00             11,754.78           8,814.88
8/31/03                    15,964.40             11,782.78           9,261.99
11/30/03                   15,908.50             11,809.48           9,767.69
2/29/04                    16,053.50             11,835.73          10,613.69
5/31/04                    15,328.30             11,862.62          10,430.27
8/31/04                    16,399.30             11,895.92          10,322.33

            Past performance is not predictive of future performance

                        For Period Ended August 31, 2004
                           Average Annual Total Return


                                                                                SINCE
                                                   1 YEAR   3 YEAR   5 YEAR  INCEPTION 3
                                                   ------    -----   ------  -----------
  Long/Short Equity Fund -- Institutional Class     2.73%    0.12%   11.63%     8.92%
  S&P 500(R) Index 4                               11.45%    0.80%   (2.06)%    0.55%
  Salomon Smith Barney U.S. 1-Month Treasury
     Bill Index 4                                   0.96%    1.39%    2.82%     3.05%

----------
1 The chart assumes a hypothetical $10,000 initial investment in the Fund made on November 17, 1998 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the S&P 500(R) Index is unmanaged, does not incur expenses and is not available for investment.
2 Boston Partners Asset Management, LLC waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
3 For the period November 17, 1998 (commencement of operations) through August 31, 2004.
4 The Adviser has elected to change the benchmark index from the Solomon Smith Barney U.S. 1-Month Treasury Bill Index to the S&P 500(R) Index because the S&P 500(R) Index more appropriately reflects the types of securities held in the Fund and provides the best comparative performance information.


                                                          ANNUAL REPORT 2004 | 7

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
            Boston Partners Long/Short Equity Fund Investor Class 1,2
                              vs. Various Indices

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                 Long/Short          Salomon Smith Barney
               Equity Fund --            U.S. 1-Month              S&P 500(R)
               Investor Class        Treasury Bill Index 4            Index
               --------------        --------------------         -----------

11/17/98         $10,000.00                $10,000.00              $10,000.00
11/30/98           9,580.00                 10,000.00               10,020.00
2/28/99            9,090.00                 10,675.40               10,127.60
5/31/99            9,520.00                 11,259.90               10,239.40
8/31/99            9,430.00                 11,456.50               10,350.40
11/30/99           8,070.00                 12,088.40               10,464.70
2/29/00            8,147.17                 11,928.10               10,591.80
5/31/00           10,290.62                 12,440.10               10,738.60
8/31/00           10,737.60                 13,327.80               10,882.10
11/30/00          11,773.77                 11,580.50               11,042.80
2/28/01           14,515.18                 10,951.30               11,192.60
5/31/01           15,037.97                 11,128.10               11,315.00
8/31/01           16,268.07                 10,077.70               11,414.90
11/30/01          16,001.55                 10,164.50               11,490.40
2/28/02           16,277.19                  9,909.18               11,539.90
5/31/02           17,347.50                  9,586.91               11,590.80
8/31/02           16,033.46                  8,264.87               11,640.50
11/30/02          16,351.50                  8,486.79               11,686.60
2/28/03           15,965.90                  7,661.81               11,720.70
5/31/03           16,076.70                  8,814.88               11,754.80
8/31/03           15,821.70                  9,261.99               11,782.80
11/30/03          15,755.10                  9,767.69               11,809.50
2/29/04           15,888.10                 10,613.70               11,835.70
5/31/04           15,156.30                 10,430.30               11,862.60
8/31/04           16,209.60                 10,322.30               11,895.90

            Past performance is not predictive of future performance

                        For Period Ended August 31, 2004
                           Average Annual Total Return


                                                                            SINCE
                                               1 YEAR   3 YEAR   5 YEAR  INCEPTION 3
                                               ------   ------   ------  -----------
  Long/Short Equity Fund -- Investor Class      2.45%   (0.12)%  11.44%     8.71%
  S&P 500(R) Index 4                           11.45%    0.80%   (2.06)%    0.55%
  Salomon Smith Barney U.S. 1-Month Treasury
   Bill Index 4                                 0.96%    1.39%    2.82%     3.05%

----------
1 The chart assumes a hypothetical $10,000 initial investment in the Fund made on November 17, 1998 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the S&P 500(R) Index is unmanaged, does not incur expenses and is not available for investment.
2 Boston Partners Asset Management, LLC waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
3 For the period November 17, 1998 (commencement of operations) through August 31, 2004.
4 The Adviser has elected to change the benchmark index from the Solomon Smith Barney U.S. 1-Month Treasury Bill Index to the S&P 500(R) Index because the S&P 500(R) Index more appropriately reflects the types of securities held in the Fund and provides the best comparative performance information.


8 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

Dear Shareholder:

     The Large Cap Value Fund Institutional Class outperformed the Russell 1000 Value Index for the one year period ended August 31, 2004.

     The Boston Partners Large Cap Value Fund had positive returns from 11 of the 13 economic sectors. The biggest relative contributor was the Finance Sector. Our avoidance of the Savings and Loan companies that performed poorly helped our performance. Energy was also a big contributor to performance as strong stock selection and an overweight in the sector added value. The sector has had a good run but we feel that there are still companies that have an attractive outlook while production continues to be low and demand high.

     One area where we are decidedly underweight is in cyclical stocks. We believe that cyclical companies in general are overvalued and have excessively optimistic expectations. Cyclical stocks have been even less appealing when considering that they trade at valuations in line with many higher quality stocks with far better long-term profitability characteristics. Many of these issues are found in the Health Care, Consumer Service, and Consumer Non-Durable sectors. Our limited exposure to cyclical stocks hurt last year but it helped us in this fiscal year.


Sincerely,

Mark Donovan
Large Cap Value Fund Portfolio Manager




------------------------------------------------------
   TOP TEN POSITIONS                % OF PORTFOLIO
------------------------------------------------------
   Freddie Mac                               3.62%
------------------------------------------------------
   Citigroup, Inc.                           3.40%
------------------------------------------------------
   Countrywide Financial Corp.               3.09%
------------------------------------------------------
   MBIA, Inc.                                2.81%
------------------------------------------------------
   Xerox Corp.                               2.68%
------------------------------------------------------
   Marathon Oil Corp.                        2.56%
------------------------------------------------------
   Pfizer, Inc.                              2.54%
------------------------------------------------------
   Transocean, Inc.                          2.54%
------------------------------------------------------
   Tyco International Ltd.                   2.46%
------------------------------------------------------
   Berkshire Hathaway, Inc., Class B         2.45%
------------------------------------------------------

------------------------------------------------------
   SECTOR BREAKDOWN                 % OF PORTFOLIO
------------------------------------------------------
   Basic Industries                           1.8%
------------------------------------------------------
   Capital Goods                              7.9%
------------------------------------------------------
   Communications                             4.9%
------------------------------------------------------
   Consumer Durables                          0.5%
------------------------------------------------------
   Consumer Non-Durables                      8.9%
------------------------------------------------------
   Consumer Services                         11.5%
------------------------------------------------------
   Energy                                    14.0%
------------------------------------------------------
   Finance                                   30.2%
------------------------------------------------------
   Health Care                                8.2%
------------------------------------------------------
   Technology                                 7.3%
------------------------------------------------------
   Transportation                             0.0%
------------------------------------------------------
   Utilities                                  1.4%
------------------------------------------------------
   Other                                      3.4%
------------------------------------------------------

------------------------------------------------------
   PORTFOLIO REVIEW
------------------------------------------------------
   P/E: Price/Earnings*                      13.8x
------------------------------------------------------
   P/B: Price/Book                            2.0x
------------------------------------------------------
   Holdings                                     79
------------------------------------------------------
   Wtd. Average Mkt. Cap (mil)             $59,898
------------------------------------------------------
   ROE: Return on Equity                      17.2
------------------------------------------------------
   OROA: Operating Return on Assets*          37.3
------------------------------------------------------
* For the trailing one year period.

                                                          ANNUAL REPORT 2004 | 9

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
   Boston Partners Large Cap Value Institutional Class 1,2 vs. Various Indices

[GRAPIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                               Large Cap                        Russell 1000(R)
                             Value Fund --        S&P 500(R)      Value Stock
                           Institutional Class      Index            Index
                           -------------------    -----------   ---------------

1/2/97                         $10,000.00         $10,000.00       $10,000.00
1/31/97                         10,440.00          10,625.00        10,485.00
2/28/97                         10,620.00          10,707.88        10,639.13
5/31/97                         11,360.00          11,543.41        11,284.27
8/31/97                         12,460.00          12,291.42        12,202.89
11/30/97                        12,810.00          13,112.19        13,134.91
2/28/98                         13,786.06          14,458.09        14,223.36
5/31/98                         13,828.35          15,087.80        14,970.07
8/31/98                         11,185.31          13,286.39        12,677.20
11/30/98                        12,728.84          16,213.89        15,116.83
2/28/99                         12,383.01          17,309.00        15,533.69
5/31/99                         13,678.04          18,256.74        17,145.42
8/31/99                         13,100.09          18,575.42        16,490.34
11/30/99                        13,282.04          19,600.02        16,698.51
2/29/00                         11,901.91          19,340.02        15,025.66
5/31/00                         13,881.74          20,170.26        16,838.20
8/31/00                         14,671.39          21,609.53        17,174.14
11/30/00                        15,312.26          18,776.43        17,099.67
2/28/01                         16,230.26          17,756.38        17,523.51
5/31/01                         16,825.21          18,042.90        18,134.00
8/31/01                         16,087.48          16,339.91        16,984.65
11/30/01                        16,301.66          16,480.53        16,562.60
2/28/02                         16,401.83          16,066.63        16,849.85
5/31/02                         16,633.03          15,544.11        17,126.77
8/31/02                         14,049.00          13,400.56        14,753.61
11/30/03                        14,021.60          13,760.39        14,972.02
2/28/03                         12,786.40          12,422.78        13,602.48
5/31/03                         14,830.00          14,292.34        15,782.33
8/31/03                         14,968.10          15,017.28        16,470.71
11/30/03                        15,934.70          15,837.22        17,542.80
2/29/04                         17,880.30          17,208.92        19,356.77
5/31/04                         17,434.70          16,911.53        18,909.21
8/31/04                         17,643.60          16,736.51        19,353.52

            Past performance is not predictive of future performance

                        For Period Ended August 31, 2004
                           Average Annual Total Return


                                                                                SINCE
                                                1 YEAR    3 YEAR    5 YEAR   INCEPTION 3
                                                ------    ------    ------   -----------
  Large Cap Value Fund -- Institutional Class   17.87%     3.13%     6.14%      7.69%
  S&P 500(R) Index                              11.45%     0.80%    (2.06)%     6.95%
  Russell 1000(R) Value Index 4                 17.52%     4.45%     3.25%      9.00%

----------
1 The chart assumes a hypothetical $10,000 initial investment in the Fund made on January 2, 1997 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment.
2 Boston Partners Asset Management, LLC waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
3 For the period January 2, 1997 (commencement of operations) through August 31, 2004.
4 This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.


10 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
     Boston Partners Large Cap Value Investor Class 1,2 vs. Various Indices


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                              Large Cap
                            Value Fund --       S&P 500(R)    Russell 1000(R)
                            Investor Class         Index     Value Stock Index
                            --------------      ----------   -----------------

1/2/97                        $10,000.00        $10,000.00       $10,000.00
1/31/97                        10,235.29         10,134.00        10,120.00
2/28/97                        10,411.76         10,213.05        10,268.76
5/31/97                        11,127.45         11,009.97        10,891.45
8/31/97                        12,205.88         11,723.41        11,778.09
11/30/97                       12,549.02         12,506.25        12,677.66
2/28/98                        13,499.53         13,789.96        13,728.22
5/31/98                        13,550.70         14,390.56        14,448.94
8/31/98                        10,951.10         12,672.40        12,235.89
11/30/98                       12,455.59         15,464.61        14,590.59
2/28/99                        12,113.72         16,509.12        14,992.94
5/31/99                        13,366.51         17,413.06        16,548.56
8/31/99                        12,797.06         17,717.01        15,916.29
11/30/99                       12,962.72         18,694.27        16,117.21
2/29/00                        11,601.88         18,446.28        14,502.60
5/31/00                        13,533.69         19,238.16        16,252.03
8/31/00                        14,291.05         20,610.92        16,576.28
11/30/00                       14,905.72         17,908.74        16,504.40
2/28/01                        15,789.59         16,935.82        16,913.49
5/31/01                        16,359.20         17,209.11        17,502.73
8/31/01                        15,641.49         15,584.81        16,393.39
11/30/01                       15,835.16         15,718.93        15,986.03
2/28/02                        15,925.40         15,324.17        16,263.28
5/31/02                        16,133.07         14,825.79        16,530.56
8/31/02                        13,628.10         12,781.30        14,240.01
11/30/03                       13,589.20         13,124.50        14,450.82
2/28/03                        12,372.00         11,848.70        13,129.96
5/31/03                        14,344.10         13,631.87        15,232.93
8/31/03                        14,475.60         14,323.31        15,897.33
11/30/03                       15,409.10         15,105.36        16,932.11
2/29/04                        17,264.40         16,413.67        18,682.93
5/31/04                        16,841.00         16,130.01        18,250.95
8/31/04                        17,013.00         15,963.08        18,679.80

            Past performance is not predictive of future performance

                        For Period Ended August 31, 2004
                           Average Annual Total Return


                                                                            SINCE
                                               1 YEAR   3 YEAR   5 YEAR  INCEPTION 3
                                               ------   ------   ------  -----------
  Large Cap Value Fund -- Investor Class       17.53%    2.84%    5.86%     7.22%
  S&P 500(R) Index                             11.45%    0.80%   (2.06)%    6.33%
  Russell 1000(R) Value Index 4                17.52%    4.45%    3.25%     8.54%

----------
1 The chart assumes a hypothetical $10,000 initial investment in the Fund made on January 16, 1997 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment.
2 Boston Partners Asset Management, LLC waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
3 For the period January 16, 1997 (commencement of operations) through August 31, 2004.
4 This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.

                                                         ANNUAL REPORT 2004 | 11

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP VALUE FUND
--------------------------------------------------------------------------------

Dear Shareholder:

     The Boston Partners Mid Cap Value Fund Institutional Class returned 14.39% for the one year period ended August 31, 2004 trailing the Russell 2500 Value Index.

     In the mid cap asset class, value outperformed growth for the last year. More important than the shorter term performance is the impressive longer term returns that mid cap value has delivered. On a three, five, and seven year basis, the two primary mid cap value benchmarks rank in the top quartile of returns versus broader market indices. Despite the limelight garnered by small cap stocks, mid cap stocks have posted very competitive returns.

     Significant contributions to the strength of the portfolio were made by holdings in Consumer Non-Durables, Consumer Services, and Finance. A recent strong performer in the portfolio has been the Health Care Sector. An overweight in the sector as well as positive performance from health care supplies companies were the catalyst. The only sector that was a negative contributor for the quarter was Technology.

     We still believe that many opportunities continue to exist in the Mid Cap universe. Although a rising market has reduced the attractiveness of valuations, earnings continue to rise. More recent purchases have been in Capital Goods, adding to the position which we believe has attractive valuation and leverage to an improving economy.


Sincerely,

Steve Pollack
Mid Cap Value Fund Portfolio Manager

-----------------------------------------------------
   TOP TEN POSITIONS                % OF PORTFOLIO
-----------------------------------------------------
   Radian Group, Inc.                        2.46%
-----------------------------------------------------
   Michaels Stores, Inc.                     2.01%
-----------------------------------------------------
   Spartech Corp.                            1.90%
-----------------------------------------------------
   Smithfield Foods, Inc.                    1.87%
-----------------------------------------------------
   Federal Sign                              1.83%
-----------------------------------------------------
   Apollo Investment Corp.                   1.83%
-----------------------------------------------------
   Edwards, Inc., A.G.                       1.81%
-----------------------------------------------------
   Ensco International, Inc.                 1.75%
-----------------------------------------------------
   Gtech Holdings Corp.                      1.74%
-----------------------------------------------------
   Sierra Pacific Resources                  1.72%
-----------------------------------------------------

-----------------------------------------------------
   SECTOR BREAKDOWN                 % OF PORTFOLIO
-----------------------------------------------------
   Basic Industries                           6.4%
-----------------------------------------------------
   Capital Goods                              9.5%
-----------------------------------------------------
   Communications                             5.0%
-----------------------------------------------------
   Consumer Durables                          1.3%
-----------------------------------------------------
   Consumer Non-Durables                      7.1%
-----------------------------------------------------
   Consumer Services                         15.6%
-----------------------------------------------------
   Energy                                     5.4%
-----------------------------------------------------
   Finance                                   19.9%
-----------------------------------------------------
   Health Care                                6.8%
-----------------------------------------------------
   Technology                                11.2%
-----------------------------------------------------
   Transportation                             0.8%
-----------------------------------------------------
   Utilities                                  3.8%
-----------------------------------------------------
   Other                                      7.2%
-----------------------------------------------------

-----------------------------------------------------
   PORTFOLIO REVIEW
-----------------------------------------------------
   P/E: Price/Earnings*                      14.2x
-----------------------------------------------------
   P/B: Price/Book                            2.1x
-----------------------------------------------------
   Holdings                                     90
-----------------------------------------------------
   Wtd. Average Mkt. Cap (mil)              $2,964
-----------------------------------------------------
   ROE: Return on Equity                      18.9
-----------------------------------------------------
   OROA: Operating Return on Assets*          26.3
-----------------------------------------------------
* For the trailing one year period.

12 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP VALUE FUND (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
    Boston Partners Mid Cap Value Institutional Class 1,2 vs. Russell Indices

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                                                                       Russell
           Mid Cap Value Fund --  Russell 2500(R)  Russell 2500(R)    Midcap(R)
             Institutional Class    Value Index         Index        Value Index
           ---------------------  ---------------  ---------------   -----------

6/2/97          $10,000.00           $10,000.00       $10,000.00     $10,000.00
6/30/97          10,330.00            10,471.00        10,409.00      10,367.00
8/31/97          11,010.00            11,099.03        11,172.13      11,006.96
11/30/97         11,250.00            11,669.85        11,419.51      11,715.99
2/28/98          12,638.73            12,638.26        12,289.12      12,725.56
5/31/98          12,871.84            12,837.11        12,279.85      12,995.96
8/31/98           9,608.27            10,091.69         92,89.34      10,636.40
11/30/98         10,713.02            11,518.89        11,012.50      12,407.81
2/28/99          10,568.86            10,942.25        10,893.94      12,212.40
5/31/99          11,694.72            12,247.88        12,310.85      13,617.04
8/31/99          11,633.86            11,954.64        12,298.50      12,963.36
11/30/99         10,802.15            11,653.39        13,080.07      12,438.61
2/29/00           9,762.10            11,749.26        16,211.32      11,506.26
5/30/00          11,378.81            12,586.27        14,379.45      13,175.20
8/31/00          12,006.97            13,481.80        16,219.18      13,776.28
11/30/00         11,512.68            13,222.78        13,919.03      13,988.54
2/28/01          12,208.03            14,635.43        14,609.22      15,103.83
5/31/01          13,191.71            15,542.89        15,478.65      15,933.16
8/31/01          12,994.97            15,454.47        14,639.96      15,371.81
11/30/01         12,963.91            15,113.58        14,488.92      14,957.57
2/28/02          13,745.66            16,320.40        14,847.55      15,992.15
5/31/02          14,331.62            17,339.54        15,369.90      16,772.38
8/31/02          11,829.08            14,871.96        12,811.14      14,623.24
11/30/02         12,012.20            14,860.42        13,175.04      14,418.89
2/28/03          11,097.00            13,618.53        11,951.03      13,458.64
5/31/03          13,184.50            16,334.93        14,432.45      15,809.44
8/31/03          14,124.50            18,046.38        16,217.03      16,997.96
11/30/03         15,308.70            20,074.12        17,910.91      18,628.29
2/29/04          16,635.60            21,976.24        19,269.05      20,438.74
5/31/04          16,586.50            21,413.21        18,830.67      20,107.40
8/31/04          16,156.80            21,635.31        18,270.57      20,587.07

            Past performance is not predictive of future performance

                        For Period Ended August 31, 2004
                           Average Annual Total Return


                                                                            SINCE
                                               1 YEAR   3 YEAR   5 YEAR  INCEPTION 3
                                               ------   ------   ------  -----------
  Mid Cap Value Fund -- Institutional Class    14.39%    7.53%    6.79%     6.84%
  Russell 2500(R) Value Index                  19.89%   11.87%   12.60%    11.24%
  Russell 2500(R) Index                        12.65%    7.65%    8.23%     8.67%
  Russell Midcap(R) Value Index 4              21.12%   10.23%    9.69%    10.48%

----------
1 The chart assumes a hypothetical $10,000 initial investment in the Fund made on June 2, 1997 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.
2 Boston Partners Asset Management, LLC waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
3 For the period June 2, 1997 (commencement of operations) through August 31, 2004.
4 This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.



                                                         ANNUAL REPORT 2004 | 13

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP VALUE FUND (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
      Boston Partners Mid Cap Value Investor Class 1,2 vs. Russell Indices

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Mid Cap                                           Russell
               Value Fund --   Russell 2500(R)  Russell 2500(R)  Midcap(R) Value
               Investor Class    Value Index         Index            Index
               --------------  ---------------  ---------------  ---------------

6/2/97           $10,000.00       $10,000.00       $10,000.00      $10,000.00
6/30/97           10,330.00        10,471.00        10,409.00       10,367.00
8/31/97           11,010.00        11,099.03        11,172.13       11,006.96
11/30/97          11,240.00        11,669.85        11,419.51       11,715.99
2/28/98           12,632.31        12,638.26        12,289.12       12,725.56
5/31/98           12,856.61        12,837.11        12,279.85       12,995.96
8/31/98            9,604.23        10,091.69         92,89.34       10,636.40
11/30/98          10,695.15        11,518.89        11,012.50       12,407.81
2/28/99           10,552.61        10,942.25        10,893.94       12,212.40
5/31/99           11,663.95        12,247.88        12,310.85       13,617.04
8/31/99           11,602.77        11,954.64        12,298.50       12,963.36
11/30/99          10,756.53        11,653.39        13,080.07       12,438.61
2/29/00            9,727.54        11,749.26        16,211.32       11,506.26
5/31/00           11,329.85        12,586.27        14,379.45       13,175.20
8/31/00           11,939.75        13,481.80        16,219.18       13,776.28
11/30/00          11,443.56        13,222.78        13,919.03       13,988.54
2/28/01           12,132.65        14,635.43        14,609.22       15,103.83
5/31/01           13,097.04        15,542.89        15,478.65       15,933.16
8/31/01           12,889.65        15,454.47        14,639.96       15,371.81
11/30/01          12,858.54        15,113.58        14,488.92       14,957.57
2/28/02           13,625.08        16,320.40        14,847.55       15,992.15
5/31/02           14,198.89        17,339.54        15,369.90       16,772.38
8/31/02           11,696.08        14,871.96        12,811.14       14,623.24
11/30/02          11,879.30        14,860.42        13,175.04       14,418.89
2/28/03           10,975.80        13,618.53        11,951.03       13,458.64
5/31/03           13,026.90        16,334.93        14,432.45       15,809.44
8/31/03           13,954.80        18,046.38        16,217.03       16,998.96
11/30/03          15,114.60        20,074.12        17,910.91       18,628.29
2/29/04           16,409.10        21,976.24        19,269.05       20,438.67
5/31/04           16,360.10        21,413.21        18,830.67       20,107.40
8/31/04           15,919.30        21,635.31        18,270.57       20,587.07

            Past performance is not predictive of future performance

                        For Period Ended August 31, 2004
                           Average Annual Total Return

                                                                        SINCE
                                           1 YEAR   3 YEAR   5 YEAR  INCEPTION 3
                                           ------   ------   ------  -----------
  Mid Cap Value Fund -- Investor Class     14.08%    7.29%    6.53%     6.63%
  Russell 2500(R) Value Index              19.89%   11.87%   12.60%    11.24%
  Russell 2500(R) Index                    12.65%    7.65%    8.23%     8.67%
  Russell Midcap(R) Value Index 4          21.12%   10.23%    9.69%    10.48%

----------
1 The chart assumes a hypothetical $10,000 initial investment in the Fund made on June 2, 1997 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.
2 Boston Partners Asset Management, LLC waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
3 For the period June 2, 1997 (commencement of operations) through August 31, 2004.
4 This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.


14 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALL-CAP VALUE FUND
--------------------------------------------------------------------------------

Dear Shareholder:

     The Boston Partners All-Cap Value Fund Institutional Shares returned 23.50% for the one year period ended August 31, 2004 outpacing the benchmark. The Fund also continues to beat the benchmark since the Fund's inception.

     Performance  was driven by positive  returns in 12 of 13 economic  sectors.
Finance, Energy and Health Care were the leading areas. Among the top contributors to the return were a large Capital Goods business, Mid Cap private insurance company and a Small Cap Health Care Services business. The Utilities sector was the only negative performing sector for the annual period.

     The All-Cap Value Fund invests opportunistically stock-by-stock throughout the entire market capitalization spectrum in businesses that have attractive valuation characteristics and sound fundamentals. The All-Cap Value Fund holds a diverse mix of stocks which collectively have better valuation and profitability characteristics than the value benchmark and the broad market. The portfolio's return has benefited from investments across the range of market cap and economic sectors. Since the Fund's inception we are currently at the greatest market cap for the portfolio.

     Regardless of what the market has in store, we will continue to implement our bottom-up stock selection discipline of seeking companies that have attractive valuation characteristics, sound business fundamentals, and stock specific catalysts.


Sincerely,

Harry Rosenbluth
All-Cap Value Fund Portfolio Manager

------------------------------------------------------
   TOP TEN POSITIONS                % OF PORTFOLIO
------------------------------------------------------
   Countrywide Financial Corp.               3.31%
------------------------------------------------------
   UST, Inc.                                 3.29%
------------------------------------------------------
   ACE Ltd.                                  2.94%
------------------------------------------------------
   Pfizer, Inc.                              2.78%
------------------------------------------------------
   Loews Corp.                               2.65%
------------------------------------------------------
   White Mountains Insurance Group           2.55%
------------------------------------------------------
   Freddie Mac                               2.42%
------------------------------------------------------
   MBIA, Inc.                                1.94%
------------------------------------------------------
   Alleghany Corp.                           1.86%
------------------------------------------------------
   Occidental Petroleum Corp.                1.75%
------------------------------------------------------

------------------------------------------------------
   SECTOR BREAKDOWN                 % OF PORTFOLIO
------------------------------------------------------
   Basic Industries                           1.1%
------------------------------------------------------
   Capital Goods                              2.4%
------------------------------------------------------
   Communications                             4.6%
------------------------------------------------------
   Consumer Durables                          0.5%
------------------------------------------------------
   Consumer Non-Durables                     14.8%
------------------------------------------------------
   Consumer Services                          9.6%
------------------------------------------------------
   Energy                                    10.2%
------------------------------------------------------
   Finance                                   30.3%
------------------------------------------------------
   Health Care                               12.0%
------------------------------------------------------
   Technology                                 4.2%
------------------------------------------------------
   Transportation                             0.5%
------------------------------------------------------
   Utilities                                  3.2%
------------------------------------------------------
   Other                                      6.6%
------------------------------------------------------

------------------------------------------------------
   PORTFOLIO REVIEW
------------------------------------------------------
   P/E: Price/Earnings*                      12.4x
------------------------------------------------------
   P/B: Price/Book                            1.7x
------------------------------------------------------
   Holdings                                    122
------------------------------------------------------
   Wtd. Average Mkt. Cap (mil)             $24,378
------------------------------------------------------
   ROE: Return on Equity                      24.3
------------------------------------------------------
   OROA: Operating Return on Assets*          53.2
------------------------------------------------------
* For the trailing one year period.

                                                         ANNUAL REPORT 2004 | 15

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALL-CAP VALUE FUND (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
 Boston Partners All-Cap Value Fund Institutional Class 1,2 vs. Russell Indices

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                               All-Cap
                             Value Fund --     Russell 3000(R)  Rusell 3000(R)
                         Institutional Class     Value Index          Index
                         -------------------   ---------------  --------------

7/1/02                        $10,000.00          $10,000.00      $10,000.00
7/31/02                         9,240.00            9,029.00        9,205.00
8/31/02                         9,450.00            9,089.49        9,248.26
11/30/02                        9,410.00            9,225.60        9,475.63
2/28/03                         8,665.50            8,375.69        8,577.32
5/31/03                        10,350.40            9,751.98        9,941.79
8/31/03                        10,851.90           10,221.50       10,535.56
11/30/03                       11,925.10           10,921.55       11,203.68
2/29/04                        13,381.60           12,042.34       12,122.01
5/31/04                        13,240.40           11,759.85       11,899.90
8/31/04                        13,401.80           12,024.28       11,725.82

            Past performance is not predictive of future performance

                        For Period Ended August 31, 2004
                           Average Annual Total Return

                                                                      SINCE
                                                     1 YEAR        INCEPTION 3
                                                     ------        -----------
  All-Cap Value Fund -- Institutional Class          23.50%          14.45%
  Russell 3000(R) Value Index                        17.64%           8.87%
  Russell 3000(R) Index 4                            11.31%           7.62%


----------
1 The chart assumes a hypothetical $10,000 initial investment in the Fund made on July 1, 2002 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.
2 Boston Partners Asset Management, LLC waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
3 For the period July 1, 2002 (commencement of operations) through August 31, 2004.
4 This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.


16 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALL-CAP VALUE FUND (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
   Boston Partners All-Cap Value Fund Investor Class 1,2 vs. Russell Indices

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                      All-Cap Value Fund --   Russell 3000(R)   Russell 3000(R)
                         Investor Class         Value Index           Index
                      ---------------------   ---------------   --------------

7/1/02                     $10,000.00            $10,000.00       $10,000.00
7/31/02                      9,230.00              9,029.00         9,205.00
8/31/02                      9,440.00              9,089.49         9,248.26
11/30/02                     9,390.00              9,225.60         9,475.63
2/28/03                      8,636.60              8,375.69         8,577.32
5/31/03                     10,329.90              9,751.98         9,941.79
8/31/03                     10,820.80             10,221.50        10,535.56
11/30/03                    11,872.90             10,921.55        11,203.68
2/29/04                     13,324.00             12,042.34        12,122.01
5/31/04                     13,173.30             11,759.85        11,899.90
8/31/04                     13,324.00             12,024.28        11,725.82

            Past performance is not predictive of future performance

                        For Period Ended August 31, 2004
                           Average Annual Total Return

                                                                      SINCE
                                                     1 YEAR        INCEPTION 3
                                                     ------        -----------
  All-Cap Value Fund -- Investor Class               23.13%          14.14%
  Russell 3000(R) Value Index                        17.64%           8.87%
  Russell 3000(R) Index 4                            11.31%           7.62%

----------
1 The chart assumes a hypothetical $10,000 initial investment in the Fund made on July 1, 2002 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.
2 Boston Partners Asset Management, LLC waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
3 For the period July 1, 2002 (commencement of operations) through August 31, 2004.
4 This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.

                                                         ANNUAL REPORT 2004 | 17

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND EXPENSE EXAMPLES
--------------------------------------------------------------------------------

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, redemption fees; and (2) ongoing costs, including management fees; distribution fees; and other expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from March 1, 2004 through August 31, 2004.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                      BOSTON PARTNERS SMALL CAP VALUE FUND II -- INSTITUTIONAL CLASS
                                                      --------------------------------------------------------------
                                                      BEGINNING ACCOUNT      ENDING ACCOUNT
                                                             VALUE                VALUE         EXPENSES PAID DURING
                                                         MARCH 1, 2004       AUGUST 31, 2004           PERIOD*
                                                      -----------------      ---------------    --------------------
Actual ...........................................           $1,000.00           $  930.20                $7.18
Hypothetical (5% return before expenses) .........           $1,000.00           $1,017.57                $7.53


                                                        BOSTON PARTNERS SMALL CAP VALUE FUND II -- INVESTOR CLASS
                                                      --------------------------------------------------------------
                                                      BEGINNING ACCOUNT      ENDING ACCOUNT
                                                             VALUE                VALUE         EXPENSES PAID DURING
                                                         MARCH 1, 2004       AUGUST 31, 2004           PERIOD*
                                                      -----------------      ---------------    --------------------
Actual ...........................................           $1,000.00           $  929.40                $8.39
Hypothetical (5% return before expenses) .........           $1,000.00           $1,016.29                $8.81


18 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND EXPENSE EXAMPLES (continued)
--------------------------------------------------------------------------------


                                                      BOSTON PARTNERS LONG/SHORT EQUITY FUND -- INSTITUTIONAL CLASS
                                                      --------------------------------------------------------------
                                                      BEGINNING ACCOUNT      ENDING ACCOUNT
                                                             VALUE                VALUE         EXPENSES PAID DURING
                                                         MARCH 1, 2004       AUGUST 31, 2004           PERIOD*
                                                      -----------------      ---------------    --------------------
Actual ...........................................           $1,000.00           $1,021,60               $14.33
Hypothetical (5% return before expenses) .........           $1,000.00           $1,010.75               $14.35


                                                         BOSTON PARTNERS LONG/SHORT EQUITY FUND -- INVESTOR CLASS
                                                      --------------------------------------------------------------
                                                      BEGINNING ACCOUNT      ENDING ACCOUNT
                                                             VALUE                VALUE         EXPENSES PAID DURING
                                                         MARCH 1, 2004       AUGUST 31, 2004           PERIOD*
                                                      -----------------      ---------------    --------------------
Actual ...........................................           $1,000.00           $1,020.20               $15.59
Hypothetical (5% return before expenses) .........           $1,000.00           $1,009.47               $15.63


                                                       BOSTON PARTNERS LARGE CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                      --------------------------------------------------------------
                                                      BEGINNING ACCOUNT      ENDING ACCOUNT
                                                             VALUE                VALUE         EXPENSES PAID DURING
                                                         MARCH 1, 2004       AUGUST 31, 2004           PERIOD*
                                                      -----------------      ---------------    --------------------
Actual ...........................................           $1,000.00           $  986.80                $4.99
Hypothetical (5% return before expenses) .........           $1,000.00           $1,020.01                $5.09


                                                          BOSTON PARTNERS LARGE CAP VALUE FUND -- INVESTOR CLASS
                                                      --------------------------------------------------------------
                                                      BEGINNING ACCOUNT      ENDING ACCOUNT
                                                             VALUE                VALUE         EXPENSES PAID DURING
                                                         MARCH 1, 2004       AUGUST 31, 2004           PERIOD*
                                                      -----------------      ---------------    --------------------
Actual ...........................................           $1,000.00           $  985.40                $6.24
Hypothetical (5% return before expenses) .........           $1,000.00           $1,018.74                $6.36


                                                        BOSTON PARTNERS MID CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                      --------------------------------------------------------------
                                                      BEGINNING ACCOUNT      ENDING ACCOUNT
                                                             VALUE                VALUE         EXPENSES PAID DURING
                                                         MARCH 1, 2004       AUGUST 31, 2004           PERIOD*
                                                      -----------------      ---------------    --------------------
Actual ...........................................           $1,000.00           $  971.20                $4.95
Hypothetical (5% return before expenses) .........           $1,000.00           $1,020.01                $5.09


                                                           BOSTON PARTNERS MID CAP VALUE FUND -- INVESTOR CLASS
                                                      --------------------------------------------------------------
                                                      BEGINNING ACCOUNT      ENDING ACCOUNT
                                                             VALUE                VALUE         EXPENSES PAID DURING
                                                         MARCH 1, 2004       AUGUST 31, 2004           PERIOD*
                                                      -----------------      ---------------    --------------------
Actual ...........................................           $1,000.00           $  970.10                $6.19
Hypothetical (5% return before expenses) .........           $1,000.00           $1,018.74                $6.36


                                                         ANNUAL REPORT 2004 | 19

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FUND EXPENSE EXAMPLES (continued)
--------------------------------------------------------------------------------


                                                        BOSTON PARTNERS ALL-CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                      --------------------------------------------------------------
                                                      BEGINNING ACCOUNT      ENDING ACCOUNT
                                                             VALUE                VALUE         EXPENSES PAID DURING
                                                         MARCH 1, 2004       AUGUST 31, 2004           PERIOD*
                                                      -----------------      ---------------    --------------------
Actual ...........................................           $1,000.00           $1,001.50                $6.29
Hypothetical (5% return before expenses) .........           $1,000.00           $1,018.74                $6.36


                                                           BOSTON PARTNERS ALL-CAP VALUE FUND -- INVESTOR CLASS
                                                      --------------------------------------------------------------
                                                      BEGINNING ACCOUNT      ENDING ACCOUNT
                                                             VALUE                VALUE         EXPENSES PAID DURING
                                                         MARCH 1, 2004       AUGUST 31, 2004           PERIOD*
                                                      -----------------      ---------------    --------------------
Actual ...........................................           $1,000.00           $1,000.00                $7.54
Hypothetical (5% return before expenses) .........           $1,000.00           $1,017.46                $7.64

*  Expenses are equal to the Fund's  annualized  expense  ratios in the table  below,  which  include  waived fees or reimbursed expenses,  multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 to reflect the one-year half period.

                                                   INSTITUTIONAL    INVESTOR
                                                   -------------    --------
    Boston Partners Small Cap Value Fund II ....        1.48%         1.73%
    Boston Partners Long/Short Equity Fund .....        2.82% (1)     3.07% (1)
    Boston Partners Large Cap Value Fund .......        1.00%         1.25%
    Boston Partners Mid Cap Value Fund .........        1.00%         1.25%
    Boston Partners All-Cap Value Fund .........        1.25%         1.50%

(1) These amounts include dividends on securities which the Fund has sold short ("short-sale dividends"). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividend was 0.32% of average net assets for the most recent fiscal half-year.


20 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND II                         PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                      % of Net
   Security Type/Industry Classification               Assets           Value
   -------------------------------------              --------     ------------
COMMON STOCK
   Aerospace & Defense ........................          0.3%      $  1,623,457
   Air Transport ..............................          0.7%         3,435,611
   Apparel ....................................          1.9%         8,548,171
   Automotive Parts & Equipment ...............          0.3%         1,186,070
   Banks - Regional ...........................          0.7%         3,251,890
   Broadcasting ...............................          1.4%         6,530,929
   Building & Construction ....................          2.6%        11,899,268
   Building Materials .........................          1.5%         6,769,324
   Closed End Investment
     Companies ................................          0.9%         4,398,973
   Computer Equipment & Services ..............          2.0%         9,064,828
   Computer Software ..........................          0.8%         3,538,133
   Consulting Services ........................          0.6%         2,837,428
   Consumer Products ..........................          0.4%         1,795,148
   Consumer Specialties .......................          1.8%         8,162,686
   Electronics ................................          3.4%        15,632,844
   Engineering & Construction .................          3.8%        17,559,481
   Environmental Control ......................          1.0%         4,476,263
   Financial Services .........................          4.5%        20,815,507
   Foods ......................................          0.2%         1,052,441
   Health Care - Services .....................          7.8%        35,787,461
   Health Care - Supplies .....................          1.5%         6,973,487
   Insurance - Life ...........................          1.8%         8,276,176
   Insurance - Other ..........................         14.0%        64,604,416
   Internet Services ..........................          3.0%        13,627,142
   Iron & Steel ...............................          0.8%         3,563,372
   Leisure & Lodging ..........................          1.5%         7,089,728


                                                      % of Net
   Security Type/Industry Classification               Assets           Value
   -------------------------------------              --------     ------------
   Machinery ..................................          2.7%      $ 12,444,905
   Manufacturing ..............................          2.0%         9,198,417
   Metals & Mining ............................          0.3%         1,558,947
   Oil & Gas Exploration ......................          0.5%         2,228,432
   Oil Services ...............................          0.9%         4,325,125
   Paper & Forest Products &
     Packaging ................................          1.3%         5,965,377
   Publishing & Information Services ..........          1.9%         8,742,030
   Railroad & Bulk Shipping ...................          0.6%         2,683,308
   Real Estate ................................         10.0%        46,171,563
   Recreational Products - Toys ...............          0.6%         2,560,826
   Retail - Food & Drug .......................          0.1%           661,573
   Retail - Hard Goods ........................          2.4%        10,922,229
   Retail - Soft Goods ........................          0.8%         3,921,509
   Savings & Loans ............................          0.2%           959,576
   Services - Business ........................          7.3%        33,791,070
   Services - Consumer ........................          1.6%         7,437,533
   Soaps & Toiletries .........................          1.1%         4,876,233
   Telecommunications Equipment ...............          0.7%         3,389,040
   Tobacco ....................................          0.8%         3,538,737
   Trucking ...................................          0.2%         1,078,860
   Utilities - Electric .......................          1.9%         8,696,910

SHORT-TERM INVESTMENTS ........................          3.1%        14,119,899

LIABILITIES IN EXCESS OF
   OTHER ASSETS ...............................         (0.2)%       (1,143,432)
                                                       -----       -------------
NET ASSETS -- 100.0% ..........................        100.0%      $460,628,901
                                                       =====       ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2004 | 21

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 LONG/SHORT EQUITY FUND                         PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------


                                                    % of Net Assets                   Value
                                                   -----------------      -----------------------------
   Security Type/Industry Classification           Long       Short           Long            Short
   -------------------------------------           ----       ------      ------------    -------------
COMMON STOCK
   Aerospace & Defense                                        (1.2)%      $         --    $   (903,924)
   Airlines .................................      0.4%       (0.4)%           287,025        (319,707)
   Automotive Parts & Equipment .............      1.8%       (0.5)%         1,338,287        (376,944)
   Banks - Regional .........................      0.2%       (0.8)%           128,065        (541,905)
   Broadcasting .............................       --        (0.9)%                --        (649,458)
   Building & Construction ..................      2.9%       (0.9)%         2,129,293        (673,335)
   Business & Public Services ...............      2.3%       (1.3)%         1,651,041        (931,464)
   Chemicals - Specialty ....................       --        (0.7)%                --        (525,499)
   Commercial Services ......................      2.3%       (0.6)%         1,670,427        (453,514)
   Computer Equipment & Services ............      2.6%       (1.6)%         1,901,664      (1,135,121)
   Computer Software ........................      3.9%       (1.3)%         2,803,666        (968,357)
   Consulting Services ......................      3.7%       (0.4)%         2,687,051        (253,915)
   Consumer Products ........................      4.0%       (0.2)%         2,922,566        (144,164)
   Consumer Specialties .....................      0.1%       (0.4)%            63,076        (267,306)
   Data Processing & Reproduction ...........       --        (0.5)%                --        (381,183)
   Electronic Equipment & Products ..........       --        (1.3)%                --        (970,526)
   Electronics ..............................      1.1%       (3.2)%           764,538      (2,328,183)
   Energy ...................................      0.5%       (1.4)%           375,174      (1,013,169)
   Engineering ..............................      0.6%         --             449,540              --
   Environmental Control ....................      2.4%       (1.6)%         1,772,741      (1,156,213)
   Financial Services .......................      6.8%       (0.9)%         4,952,431        (661,129)
   Foods ....................................      1.6%       (1.6)%         1,126,360      (1,187,707)
   Health Care - Biotech ....................      0.4%       (5.4)%           313,940      (3,920,719)
   Health Care - Drugs ......................      2.9%       (1.5)%         2,106,135      (1,092,549)
   Health Care - Services ...................      4.7%       (0.5)%         3,431,446        (374,352)
   Health Care - Supplies ...................      1.1%       (3.6)%           792,000      (2,589,863)
   Insurance - Other ........................      9.5%         --           6,862,701              --
   Internet Services ........................      1.6%       (3.2)%         1,158,342      (2,301,509)
   Leisure & Lodging ........................      3.0%         --           2,162,137              --
   Machinery ................................      0.7%        0.0%            482,421          (1,677)
   Manufacturing ............................      2.1%       (0.5)%         1,512,132        (372,214)
   Media & Entertaining .....................      1.0%       (0.3)%           709,590        (214,991)
   Metals & Mining ..........................       --        (0.7)%                --        (490,941)
   Office Equipment & Supplies ..............      1.9%       (0.4)%         1,384,757        (321,044)
   Oil & Gas Exploration ....................      4.9%         --           3,553,209              --
   Oil Services .............................      3.4%       (0.2)%         2,484,198        (133,395)
   Paper & Forest Products & Packaging ......      0.6%       (0.2)%           471,355        (148,362)
   Real Estate ..............................      2.3%       (1.4)%         1,667,138        (988,076)
   Recreational Products - Toys .............      1.2%         --             854,233              --
   Restaurants ..............................      0.1%         --              60,847              --
   Retail - Hard Goods ......................      7.3%         --           5,325,807              --
   Retail - Soft Goods ......................       --        (0.5)%                --        (331,440)
   Savings & Loans ..........................      2.0%       (0.4)%         1,457,437        (250,471)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

22 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

LONG/SHORT EQUITY FUND (continued)              PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------


                                                    % of Net Assets                   Value
                                                  ------------------      -----------------------------
   Security Type/Industry Classification           Long       Short           Long            Short
   -------------------------------------          ------     -------      ------------    -------------
COMMON STOCK--(continued)
   Semiconductor Equipment & Products .......       0.6%      (1.2)%      $    457,613    $   (880,083)
   Telecommunications .......................       3.3%      (0.4)%         2,406,457        (300,832)
   Telecommunications Equipment .............       1.7%      (1.3)%         1,219,178        (925,130)
   Textiles & Apparel .......................       0.3%      (0.5)%           208,194        (366,281)
   Tobacco ..................................       0.6%      (0.6)%           442,274        (441,936)
   Utilities - Electric .....................       0.5%        --             351,535              --

BONDS - CONVERTIBLE .........................       0.1%        --              73,688              --

SHORT-TERM INVESTMENTS ......................       9.2%        --           6,665,307              --
                                                  -----      ------       ------------    ------------
TOTAL INVESTMENTS ...........................     104.2%     (44.5)%      $ 75,637,016    $(32,288,588)

OTHER ASSETS IN EXCESS
   OF LIABILITIES ...........................      40.3%        --          29,266,835              --
                                                  -----      ------       ------------    ------------
NET ASSETS -- 100.0% ........................     144.5%     (44.5)%      $104,903,851    $(32,288,588)
                                                  =====      ======       ============    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2004 | 23

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND                            PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                      % of Net
   Security Type/Industry Classification               Assets          Value
   -------------------------------------              --------     ------------
COMMON STOCK
   Aerospace & Defense ........................          2.1%      $  1,068,678
   Apparel ....................................          1.8%           899,446
   Banks - Major ..............................          2.5%         1,269,559
   Building Materials .........................          2.3%         1,133,694
   Computer Equipment & Services ..............          1.0%           493,764
   Computer Software ..........................          2.6%         1,300,875
   Electronics ................................          2.7%         1,344,343
   Environmental Control ......................          0.5%           240,370
   Financial Services .........................         14.0%         7,042,455
   Foods ......................................          2.7%         1,355,415
   Health Care - Drugs ........................          5.6%         2,788,722
   Health Care - Services .....................          1.7%           870,910
   Health Care - Supplies .....................          0.9%           476,388
   Insurance - Other ..........................         13.6%         6,845,681
   Leisure & Lodging ..........................          2.1%         1,057,977
   Manufacturing ..............................          3.9%         1,982,286
   Media & Entertainment ......................          3.8%         1,894,133
   Metals & Mining ............................          0.6%           301,040
   Office Equipment & Supplies ................          0.9%           459,487
   Oil & Gas - Integrated Majors ..............          4.9%         2,465,099
   Oil & Gas - Refining & Marketing ...........          3.6%         1,813,687


                                                      % of Net
   Security Type/Industry Classification               Assets          Value
   -------------------------------------              --------     ------------
   Oil & Gas Exploration ......................          2.4%       $ 1,213,080
   Oil Services ...............................          3.0%         1,522,172
   Paper & Forest Products &
     Packaging ................................          1.2%           624,900
   Recreational Products - Toys ...............          1.3%           637,432
   Restaurants ................................          1.0%           487,238
   Retail - Food & Drug .......................          0.8%           384,000
   Retail - Hard Goods ........................          1.5%           740,070
   Retail - Soft Goods ........................          1.3%           660,632
   Semiconductor Equipment &
     Products .................................          0.6%           284,950
   Soaps & Toiletries .........................          1.2%           593,282
   Telecommunications .........................          4.6%         2,302,712
   Telecommunications Equipment ...............          0.5%           239,976
   Tobacco ....................................          2.0%           983,456
   Utilities - Electric .......................          1.4%           700,404

SHORT-TERM INVESTMENTS ........................          3.4%         1,707,034

LIABILITIES IN EXCESS OF
   OTHER ASSETS ...............................          0.0%            (7,061)
                                                       -----        -----------
NET ASSETS -- 100.0% ..........................        100.0%       $50,178,286
                                                       =====        ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

24 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 MID CAP VALUE FUND                             PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                      % of Net
   Security Type/Industry Classification               Assets          Value
   -------------------------------------              --------     ------------
COMMON STOCK
   Apparel ....................................          1.8%      $    822,653
   Automotive Parts & Equipment ...............          0.8%           371,772
   Chemicals - Commodity ......................          0.5%           227,997
   Chemicals - Specialty ......................          2.1%           945,934
   Closed End Investment Company ..............          1.8%           824,964
   Communications Equipment ...................          1.0%           435,168
   Computer Equipment & Services ..............          3.4%         1,534,251
   Computer Software ..........................          1.7%           758,734
   Consumer Products ..........................          0.5%           215,300
   Data Processing Services ...................          1.3%           592,850
   Electronics ................................          4.5%         2,044,201
   Financial Services .........................          3.6%         1,619,102
   Foods ......................................          4.0%         1,803,038
   Health Care - Drugs ........................          1.6%           735,896
   Health Care - Services .....................          3.4%         1,549,875
   Health Care - Supplies .....................          1.8%           803,946
   Insurance - Life ...........................          1.9%           842,132
   Insurance - Other ..........................         11.4%         5,119,715
   Internet Services ..........................          2.8%         1,265,722
   Leisure & Lodging ..........................          4.8%         2,178,299
   Machinery ..................................          2.7%         1,198,250
   Manufacturing ..............................          8.0%         3,591,126


                                                      % of Net
   Security Type/Industry Classification               Assets          Value
   -------------------------------------              --------     ------------
   Metals & Mining ............................          0.8%      $    353,722
   Oil & Gas Exploration ......................          1.6%           701,422
   Oil Services ...............................          3.9%         1,734,976
   Paper & Forest Products &
     Packaging ................................          1.9%           836,492
   Publishing .................................          3.2%         1,432,996
   Real Estate ................................          3.0%         1,364,669
   Recreational Products - Toys ...............          0.6%           274,351
   Restaurants ................................          1.5%           673,652
   Retail - Hard Goods ........................          3.0%         1,360,873
   Retail - Soft Goods ........................          2.1%           946,581
   Savings & Loans ............................          1.3%           570,262
   Services - Business ........................          1.0%           451,134
   Telecommunications .........................          1.5%           682,428
   Tobacco ....................................          0.6%           281,352
   Trucking ...................................          0.8%           367,380
   Utilities - Electric .......................          3.8%         1,723,174

SHORT-TERM INVESTMENTS ........................         33.1%        14,919,572

LIABILITIES IN EXCESS OF
   OTHER ASSETS ...............................        (29.1)%      (13,096,998)
                                                       -----       ------------
NET ASSETS -- 100.0% ..........................        100.0%      $ 45,058,963
                                                       =====       ============

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2004 | 25

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ALL-CAP VALUE FUND                             PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                      % of Net
   Security Type/Industry Classification               Assets         Value
   -------------------------------------              --------     ----------
COMMON STOCK
   Air Transport ..............................          0.4%      $   24,833
   Apparel ....................................          4.0%         233,348
   Beverages ..................................          0.5%          29,048
   Building Materials .........................          1.2%          72,456
   Closed End Investment
     Companies ................................          0.7%          41,316
   Computer Equipment & Services ..............          3.0%         173,564
   Computer Software ..........................          0.5%          28,392
   Consumer Products ..........................          0.9%          51,814
   Diversified Operations .....................          0.1%           8,215
   Electronics ................................          0.3%          19,238
   Financial Services .........................          9.7%         566,615
   Foods ......................................          1.2%          69,652
   Health Care - Drugs ........................          6.2%         359,625
   Health Care - Services .....................          2.4%         140,126
   Health Care - Supplies .....................          2.6%         152,202
   Insurance - Life ...........................          1.0%          56,074
   Insurance - Other ..........................         17.2%       1,001,723
   Manufacturing ..............................          1.0%          56,846
   Media & Entertainment ......................          1.7%          96,125
   Metals & Mining ............................          1.0%          57,904
   Oil & Gas - Integrated Majors ..............          2.5%         142,732
   Oil & Gas - Refining & Marketing ...........          1.2%          71,089
   Oil & Gas Exploration ......................          5.8%         340,567


                                                      % of Net
   Security Type/Industry Classification               Assets         Value
   -------------------------------------              --------     ----------
   Real Estate ................................          6.1%      $  354,314
   Recreational Products - Toys ...............          0.9%          51,568
   Restaurants ................................          0.9%          50,287
   Retail - Hard Goods ........................          2.7%         157,597
   Retail - Soft Goods ........................          1.3%          77,414
   Services - Business ........................          1.5%          89,315
   Telecommunications .........................          3.6%         211,172
   Telecommunications Equipment ...............          1.4%          81,399
   Tobacco ....................................          6.7%         389,619
   Utilities - Electric .......................          2.1%         123,250
   Utilities - Gas & Water ....................          1.1%          62,986

PREFERRED STOCK ...............................          1.4%          82,178

CORPORATE BONDS ...............................          0.7%          40,565

RIGHTS/WARRANTS ...............................          0.2%          12,199

SHORT-TERM INVESTMENTS ........................          7.1%         410,960

WRITTEN OPTIONS ...............................         (0.5)%        (29,533)

LIABILITIES IN EXCESS OF
   OTHER ASSETS ...............................         (2.3)%       (132,059)
                                                       -----       ----------
NET ASSETS -- 100.0% ..........................        100.0%      $5,826,735
                                                       =====       ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

26 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SMALL CAP VALUE FUND II                                PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares           Value
                                                  ---------        ------------

COMMON STOCK--97.1%
AEROSPACE & DEFENSE--0.3%
   DRS Technologies, Inc.* ....................     44,625         $  1,623,457
                                                                   ------------
AIR TRANSPORT--0.7%
   ExpressJet Holdings, Inc.* .................     69,445              746,534
   Pinnacle Airlines Corp.* ...................    275,210            2,689,077
                                                                   ------------
                                                                      3,435,611
                                                                   ------------
APPAREL--1.9%
   Brown Shoe Co., Inc. .......................     96,000            2,545,920
   Russell Corp. ..............................     72,700            1,298,422
   Steven Madden Ltd.* ........................    131,000            2,390,750
   Warnaco Group, Inc., (The)* ................    114,850            2,313,079
                                                                   ------------
                                                                      8,548,171
                                                                   ------------
AUTOMOTIVE PARTS & EQUIPMENT--0.3%
   Standard Motor Products, Inc. ..............     83,000            1,186,070
                                                                   ------------
BANKS - REGIONAL--0.7%
   Bancorp Bank, (The)* .......................     57,500            1,150,000
   First Community Bancorp ....................     15,500              631,005
   Franklin Bank Corp., Class A
     144A* ....................................    119,100            1,470,885
                                                                   ------------
                                                                      3,251,890
                                                                   ------------
BROADCASTING--1.4%
   4Kids Entertainment, Inc.* .................     66,400            1,157,352
   Alliance Atlantis Communications,
     Inc., Class B* ...........................    262,930            4,969,377
   Liberty Corp., (The) .......................     10,000              404,200
                                                                   ------------
                                                                      6,530,929
                                                                   ------------
BUILDING & CONSTRUCTION--2.6%
   Champion Enterprises, Inc.* ................    680,210            6,550,422
   Infrasource Services, Inc.* ................    137,000            1,220,670
   Monaco Coach Corp.* ........................     61,200            1,315,188
   Palm Harbor Homes, Inc.* ...................    171,943            2,812,988
                                                                   ------------
                                                                     11,899,268
                                                                   ------------


                                                   Number
                                                  of Shares           Value
                                                  ---------        ------------

BUILDING MATERIALS--1.5%
   Drew Industries, Inc.* .....................     82,700         $  2,844,880
   ElkCorp ....................................     63,945            1,599,264
   Lennox International, Inc. .................    143,000            2,325,180
                                                                   ------------
                                                                      6,769,324
                                                                   ------------
CLOSED END INVESTMENT COMPANIES--0.9%
   Apollo Investment Corp.* ...................    245,900            3,449,977
   Gladstone Capital Corp. ....................     40,400              948,996
                                                                   ------------
                                                                      4,398,973
                                                                   ------------
COMPUTER EQUIPMENT & SERVICES--2.0%
   Insight Enterprises, Inc.* .................     66,900            1,070,400
   iPass, Inc.* ...............................    517,300            3,233,125
   Keane, Inc.* ...............................    129,500            1,825,950
   Pinnacle Systems, Inc.* ....................    120,100              449,174
   Tier Technologies, Inc., Class B* ..........     93,400              784,560
   Xyratex Ltd.* ..............................    174,525            1,701,619
                                                                   ------------
                                                                      9,064,828
                                                                   ------------
COMPUTER SOFTWARE--0.8%
   MSC.Software Corp.* ........................    125,700              916,353
   NetIQ Corp.* ...............................    178,000            1,712,360
   SPSS, Inc.* ................................     65,900              909,420
                                                                   ------------
                                                                      3,538,133
                                                                   ------------
CONSULTING SERVICES--0.6%
   FTI Consulting, Inc.* ......................     86,700            1,550,196
   MAXIMUS, Inc.* .............................     44,250            1,287,232
                                                                   ------------
                                                                      2,837,428
                                                                   ------------
CONSUMER PRODUCTS--0.4%
   Natuzzi S.p.A. - ADR .......................    192,200            1,795,148
                                                                   ------------
CONSUMER SPECIALTIES--1.8%
   Rayovac Corp.* .............................     81,500            1,873,685
   Sola International, Inc.* ..................    325,855            6,289,001
                                                                   ------------
                                                                      8,162,686
                                                                   ------------
ELECTRONICS--3.4%
   Bell Microproducts, Inc.* ..................      9,900               75,141
   CompuCom Systems, Inc.* ....................    109,900              498,946
   DuPont Photomasks, Inc.* ...................     52,600              821,612
   Engineered Support Systems, Inc. ...........     84,100            3,633,961

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2004 | 27

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND II (continued)                     PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares           Value
                                                  ---------        ------------

ELECTRONICS--(CONTINUED)
   Hypercom Corp.* ............................    244,900         $  1,787,770
   Paxar Corp.* ...............................    203,800            4,124,912
   Planar Systems, Inc.* ......................    119,900            1,362,064
   Pomeroy IT Solutions, Inc.* ................     83,296            1,082,015
   Rofin-Sinar Technologies, Inc.* ............     20,470              575,207
   Technitrol, Inc.* ..........................     94,100            1,671,216
                                                                   ------------
                                                                     15,632,844
                                                                   ------------
ENGINEERING & CONSTRUCTION--3.8%
   EMCOR Group, Inc.* .........................    149,300            6,061,580
   Granite Construction, Inc. .................     37,000              843,600
   Integrated Electrical Services, Inc.* ......    357,700            1,724,114
   Modtech Holdings, Inc.* ....................     69,900              510,969
   URS Corp.* .................................    234,614            5,794,966
   Washington Group International,
     Inc.* ....................................     74,595            2,624,252
                                                                   ------------
                                                                     17,559,481
                                                                   ------------
ENVIRONMENTAL CONTROL--1.0%
   Tetra Tech, Inc.* ..........................    251,900            4,476,263
                                                                   ------------
FINANCIAL SERVICES--4.5%
   Advanta Corp., Class B .....................    250,300            5,882,050
   Affiliated Managers Group, Inc.* ...........     23,100            1,133,055
   Bay View Capital Corp.* ....................     33,670              622,558
   BKF Capital Group, Inc.* ...................     22,600              626,924
   CMET Finance Holdings, Inc.
     144A* ....................................     15,000            1,500,000
   Delta Financial Corp. ......................     71,500              438,295
   Federal Agricultural Mortgage
     Corp., Class C* ..........................    279,400            5,548,884
   IndyMac Bancorp, Inc. ......................     68,600            2,366,700
   MCG Capital Corp. ..........................     57,700              998,210
   NetBank, Inc. ..............................    137,900            1,467,256
   Oxford Financial Corp. 144A ................    130,000                1,300
   Value Line, Inc. ...........................      6,100              230,275
                                                                   ------------
                                                                     20,815,507
                                                                   ------------
FOODS--0.2%
   NBTY, Inc.* ................................     43,980            1,052,441
                                                                   ------------


                                                   Number
                                                  of Shares           Value
                                                  ---------        ------------

HEALTH CARE - SERVICES--7.8%
   American Medical Security Group,
     Inc.* ....................................     45,200         $  1,018,808
   Apria Healthcare Group, Inc.* ..............    480,600           13,572,144
   First Consulting Group, Inc.* ..............     98,440              495,153
   Kendle International, Inc.* ................     77,200              491,764
   Kindred Healthcare, Inc.* ..................    141,130            3,649,622
   LifePoint Hospitals, Inc.* .................     56,090            1,620,440
   Option Care, Inc.* .........................    325,050            5,113,036
   Radiation Therapy Services, Inc.* ..........    172,370            2,214,955
   RehabCare Group, Inc.* .....................    169,400            3,894,506
   Renal Care Group, Inc.* ....................     86,700            2,745,789
   Res-Care, Inc.* ............................     91,800              971,244
                                                                   ------------
                                                                     35,787,461
                                                                   ------------
HEALTH CARE - SUPPLIES--1.5%
   Analogic Corp. .............................     28,900            1,191,547
   CONMED Corp.* ..............................    197,200            4,821,540
   Owens & Minor, Inc. ........................     39,200              960,400
                                                                   ------------
                                                                      6,973,487
                                                                   ------------
INSURANCE - LIFE--1.8%
   AmerUs Group Co. ...........................     45,800            1,825,588
   Scottish Re Group Ltd. .....................    303,700            6,450,588
                                                                   ------------
                                                                      8,276,176
                                                                   ------------
INSURANCE - OTHER--14.0%
   Allmerica Financial Corp.* .................     39,790            1,153,910
   American Physicians Capital, Inc.* .........     71,500            1,964,820
   Arch Capital Group Ltd.* ...................     19,200              702,720
   Aspen Insurance Holdings Ltd. ..............     86,815            2,048,834
   Assured Guaranty Ltd. ......................    429,400            6,883,282
   Bristol West Holdings, Inc.* ...............    190,025            3,141,113
   CNA Surety Corp.* ..........................    242,725            2,524,340
   Hilb, Rogal & Hamilton Co. .................    145,800            4,963,032
   Hub International Ltd. .....................    188,100            3,293,631
   Infinity Property & Casualty Corp. .........    140,200            3,844,284
   IPC Holdings Ltd. ..........................    329,200           11,946,668
   Max Re Capital Ltd. ........................    155,500            2,878,305
   Navigators Group, Inc., (The)* .............    181,170            5,297,411
   Odyssey Re Holdings Corp. ..................     54,520            1,196,169
   Penn-America Group, Inc. ...................     45,300              591,618
   Platinum Underwriters Holdings
     Ltd. .....................................    210,160            5,964,341
   Quanta Capital Holdings Ltd.* ..............    370,900            3,427,116

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

28 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND II (continued)                     PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares           Value
                                                  ---------        ------------
INSURANCE - OTHER--(CONTINUED)
   RLI Corp. ..................................     29,750         $  1,100,452
   United National Group Ltd.,
     Class A* .................................    108,540            1,682,370
                                                                   ------------
                                                                     64,604,416
                                                                   ------------
INTERNET SERVICES--3.0%
   EarthLink, Inc.* ...........................    657,600            6,582,576
   Stonepath Group, Inc.* .....................     44,670               67,452
   United Online, Inc.* .......................    728,300            6,977,114
                                                                   ------------
                                                                     13,627,142
                                                                   ------------
IRON & STEEL--0.8%
   GrafTech International Ltd.* ...............    198,800            2,119,208
   Ryerson Tull, Inc. .........................     90,600            1,444,164
                                                                   ------------
                                                                      3,563,372
                                                                   ------------
LEISURE & LODGING--1.5%
   Argosy Gaming Co.* .........................     75,700            2,530,651
   Dover Downs Gaming &
     Entertainment, Inc. ......................      6,685               68,922
   Interstate Hotels & Resorts, Inc.* .........    118,650              495,957
   Intrawest Corp. ............................    114,700            1,795,055
   La Quinta Corp.* ...........................    195,365            1,531,662
   MTR Gaming Group, Inc.* ....................     71,160              667,481
                                                                   ------------
                                                                      7,089,728
                                                                   ------------
MACHINERY--2.7%
   Actuant Corp., Class A* ....................     39,500            1,494,680
   CIRCOR International, Inc. .................     44,700              807,282
   Global Power Equipment Group,
     Inc.* ....................................    308,570            2,181,590
   Manitowoc Co., Inc., (The) .................     39,500            1,309,820
   Terex Corp.* ...............................    184,100            6,651,533
                                                                   ------------
                                                                     12,444,905
                                                                   ------------
MANUFACTURING--2.0%
   EnerSys* ...................................     96,925            1,230,947
   NN, Inc. ...................................    124,100            1,250,928
   Spartech Corp. .............................    201,000            4,870,230
   Tredegar Corp. .............................    106,600            1,846,312
                                                                   ------------
                                                                      9,198,417
                                                                   ------------


                                                   Number
                                                  of Shares           Value
                                                  ---------        ------------

METALS & MINING--0.3%
   Olin Corp. .................................     92,300         $  1,558,947
                                                                   ------------
OIL & GAS EXPLORATION--0.5%
   Atlas America, Inc.* .......................     30,530              653,342
   Swift Energy Co.* ..........................     77,400            1,575,090
                                                                   ------------
                                                                      2,228,432
                                                                   ------------
OIL SERVICES--0.9%
   Hornbeck Offshore Services, Inc.* ..........     41,605              505,917
   Key Energy Services, Inc.* .................    253,365            2,556,453
   Parker Drilling Co.* .......................    172,100              557,604
   Todco, Class A* ............................     45,700              705,151
                                                                   ------------
                                                                      4,325,125
                                                                   ------------
PAPER FOREST PRODUCTS & PACKAGING--1.3%
   Anchor Glass Container Corp.* ..............     50,700              422,838
   Constar International, Inc.* ...............     74,200              397,712
   Packaging Dynamics Corp.* ..................     33,105              496,575
   Schweitzer-Mauduit International,
     Inc. .....................................     54,700            1,663,427
   Silgan Holdings, Inc. ......................     66,700            2,984,825
                                                                   ------------
                                                                      5,965,377
                                                                   ------------
PUBLISHING & INFORMATION SERVICES--1.9%
   Bowne & Co., Inc. ..........................    228,400            3,065,128
   infoUSA, Inc.* .............................    279,640            2,541,928
   Pulitzer, Inc. .............................     21,100            1,027,570
   Reader's Digest Association, Inc.,
     (The) ....................................    148,200            2,107,404
                                                                   ------------
                                                                      8,742,030
                                                                   ------------
RAILROAD & BULK SHIPPING--0.6%
   RailAmerica, Inc.* .........................    157,795            1,838,312
   Stonepath Group, Inc. 144A* ................    559,600              844,996
                                                                   ------------
                                                                      2,683,308
                                                                   ------------
REAL ESTATE--10.0%
   Affordable Residential
     Communities ..............................    185,995            2,882,922
   American Financial Realty Trust
     (REIT) ...................................     99,725            1,401,136
   American Financial Realty Trust
     (REIT) 144A ..............................    202,300            2,842,315

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2004 | 29

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND II (continued)                     PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares           Value
                                                  ---------        ------------

REAL ESTATE--(CONTINUED)
   Arbor Realty Trust 144A (REIT) .............     20,200         $  2,107,870
   Ashford Hospitality Trust (REIT) ...........     53,625              461,175
   Bimini Mortgage Management
     144A (REIT)*+ ............................    290,025            4,350,375
   Brandywine Realty Trust (REIT) .............     58,500            1,731,600
   Capital Lease Funding, Inc. (REIT)* ........    236,675            2,451,953
   Falcon Financial Investment Trust
     (REIT)* ..................................    105,455              812,003
   Fieldstone Investment Corp.
     144A (REIT) ..............................    105,000            1,706,250
   Gladstone Commercial Corp.
     (REIT) ...................................    131,475            2,144,357
   Government Properties Trust, Inc.
     (REIT)* ..................................    141,075            1,324,694
   Jones Lang LaSalle, Inc.* ..................     21,800              711,770
   Lexington Corporate Properties
     Trust (REIT) .............................     79,650            1,685,394
   LNR Property Corp. .........................     30,200            1,890,520
   MFA Mortgage Investments, Inc.
     (REIT) ...................................    277,750            2,585,853
   Medical Property Trust 144A
     (REIT) ...................................    107,000            1,070,000
   Origen Financial, Inc. (REIT) ..............    461,625            3,480,653
   Redwood Trust, Inc. (REIT) .................     81,000            4,783,860
   Trammell Crow Co.* .........................    355,000            4,714,400
   Ventas, Inc. (REIT) ........................     37,750            1,032,463
                                                                   ------------
                                                                     46,171,563
                                                                   ------------
RECREATIONAL PRODUCTS - TOYS--0.6%
   Leapfrog Enterprises, Inc.,
     Class A* .................................    129,400            2,560,826
                                                                   ------------
RETAIL - FOOD & DRUG--0.1%
   Finish Line, Inc., (The), Class A* .........     22,805              661,573
                                                                   ------------
RETAIL - HARD GOODS--2.4%
   Friedman's, Inc., Class A ..................    591,500            1,212,575
   GameStop Corp., Class A* ...................    154,110            2,582,884
   Hollywood Entertainment Corp.* .............    356,555            3,597,640
   Lithia Motors, Inc., Class A ...............     84,500            1,795,625
   School Specialty, Inc.* ....................     48,900            1,733,505
                                                                   ------------
                                                                     10,922,229
                                                                   ------------


                                                   Number
                                                  of Shares           Value
                                                  ---------        ------------
RETAIL - SOFT GOODS--0.8%
   Charming Shoppes, Inc.* ....................    359,200         $  2,464,112
   K-Swiss, Inc., Class A .....................     74,700            1,457,397
                                                                   ------------
                                                                      3,921,509
                                                                   ------------
SAVINGS & LOANS--0.2%
   Franklin Bank Corp.* .......................     28,300              450,536
   ITLA Capital Corp.* ........................     12,000              509,040
                                                                   ------------
                                                                        959,576
                                                                   ------------
SERVICES - BUSINESS--7.3%
   Century Business Services, Inc.* ...........    412,200            1,751,850
   Clark, Inc.* ...............................    167,980            2,259,331
   Cornell Companies, Inc.* ...................     91,980            1,103,760
   Geo Group, Inc., (The)* ....................     51,700            1,008,150
   Harland (John H.) Co. ......................     71,930            2,114,023
   Insurance Auto Auctions, Inc.* .............     52,114              896,882
   Integrated Alarm Services Group,
     Inc.* ....................................    698,113            2,792,452
   Kforce, Inc.* ..............................    141,176              927,526
   MPS Group, Inc.* ...........................    436,300            3,896,159
   Navigant International, Inc.* ..............    311,100            4,996,266
   PRG-Schultz International, Inc.* ...........    571,500            3,240,405
   ProQuest Co.* ..............................     22,750              552,825
   SOURCECORP, Inc.* ..........................     66,140            1,465,001
   Spherion Corp.* ............................    224,000            1,639,680
   Standard Parking Corp.* ....................    172,255            2,247,928
   World Fuel Services Corp. ..................     82,400            2,898,832
                                                                   ------------
                                                                     33,791,070
                                                                   ------------
SERVICES - CONSUMER--1.6%
   Ambassadors International, Inc. ............     24,100              292,333
   Coinstar, Inc.* ............................     73,800            1,455,336
   Service Corporation
     International* ...........................    743,700            4,469,637
   Steiner Leisure Ltd.* ......................     57,100            1,220,227
                                                                   ------------
                                                                      7,437,533
                                                                   ------------
SOAPS & TOILETRIES--1.1%
   Nu Skin Enterprises, Inc., Class A .........     69,400            1,791,908
   Playtex Products, Inc.* ....................    412,950            2,696,564
   Sykes Enterprises, Inc.* ...................     85,410              387,761
                                                                   ------------
                                                                      4,876,233
                                                                   ------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

30 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SMALL CAP VALUE FUND II (concluded)                    PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares            Value
                                                 ---------         ------------

TELECOMMUNICATIONS EQUIPMENT--0.7%
   Adaptec, Inc.* .............................     99,700         $    695,906
   Belden CDT, Inc.* ..........................    134,455            2,693,134
                                                                   ------------
                                                                      3,389,040
                                                                   ------------
TOBACCO--0.8%
   DIMON, Inc. ................................    180,600            1,036,644
   Standard Commercial Corp. ..................     77,700            1,188,810
   Universal Corp. ............................     29,100            1,313,283
                                                                   ------------
                                                                      3,538,737
                                                                   ------------
TRUCKING--0.2%
   Marten Transport Ltd.* .....................     18,800              326,744
   Quality Distribution, Inc.* ................    121,505              752,116
                                                                   ------------
                                                                      1,078,860
                                                                   ------------
UTILITIES - ELECTRIC--1.9%
   Green Mountain Power Corp. .................     15,000              397,050
   Sierra Pacific Resources* ..................    965,100            8,299,860
                                                                   ------------
                                                                      8,696,910
                                                                   ------------
     TOTAL COMMON STOCK
       (Cost $397,956,198) ....................                     447,652,434
                                                                   ------------


                                                  Number
                                                 of Shares            Value
                                                 ---------         ------------
SHORT TERM INVESTMENTS--3.1%
   Galaxy Institutional Money
     Market Fund
     1.370% 09/01/04 .......................... 14,119,899         $ 14,119,899
                                                                   ------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $14,119,899) .....................                      14,119,899
                                                                   ------------
TOTAL INVESTMENTS--100.2%
   (Cost $412,076,097) ........................                     461,772,333
                                                                   ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.2)% .......................                      (1,143,432)
                                                                   ------------
NET ASSETS--100.0% ............................                    $460,628,901
                                                                   ============

----------
* -- Non-income producing.
ADR -- American Depository Receipt.
144A -- Security was  purchased  pursuant to Rule 144A under  Securities  Act of
        1933 and may not be resold subject to that rule except to qualified institutional buyers. As of August 31, 2004, these securities amounted to 3.45% of net assets.
REIT -- Real Estate Investment Trust
+ -- Security deemed to be illiquid.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2004 | 31

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 LONG/SHORT EQUITY FUND                                 PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares           Value
                                                  ---------        ------------
LONG POSITIONS--104.2%
DOMESTIC COMMON STOCK--94.9%
AIRLINES--0.4%
   ExpressJet Holdings, Inc.* .................     26,700         $    287,025
                                                                   ------------
AUTOMOTIVE PARTS & EQUIPMENT--1.8%
   Hayes Lemmerz International,
     Inc.+* ...................................     43,300              556,405
   Intier Automotive, Inc., Class A ...........     13,490              248,216
   LKQ Corp.+* ................................     12,400              226,176
   Superior Industries International,
     Inc. .....................................      9,700              307,490
                                                                   ------------
                                                                      1,338,287
                                                                   ------------
BANKS - REGIONAL--0.2%
   Banc Corp., (The)+ .........................     19,855              128,065
                                                                   ------------
BUILDING & CONSTRUCTION--2.9%
   Griffon Corp.+* ............................     32,200              644,644
   Masco Corp.+ ...............................     23,500              755,055
   Rinker Group Ltd. - ADR+ ...................     11,800              729,594
                                                                   ------------
                                                                      2,129,293
                                                                   ------------
BUSINESS & PUBLIC SERVICES--2.3%
   4Kids Entertainment, Inc.+* ................     28,240              492,223
   Corrections Corp. of America+* .............     17,200              595,808
   Integrated Alarm Services Group,
     Inc.+* ...................................     65,600              262,400
   Kforce, Inc.+* .............................     45,755              300,610
                                                                   ------------
                                                                      1,651,041
                                                                   ------------
COMMERCIAL SERVICES--2.3%
   Century Business Services, Inc.* ...........    109,600              465,800
   Steiner Leisure Ltd.+* .....................     56,370            1,204,627
                                                                   ------------
                                                                      1,670,427
                                                                   ------------
COMPUTER EQUIPMENT & SERVICES--2.6%
   BISYS Group, Inc., (The)+* .................     32,800              465,760
   CompuCom Systems, Inc.+* ...................    110,200              500,308
   Computer Horizons Corp.* ...................     70,565              275,909
   Performance Technolgies, Inc.** ............     26,000              155,740
   Pomeroy IT Solutions, Inc.* ................     38,795              503,947
                                                                   ------------
                                                                      1,901,664
                                                                   ------------


                                                   Number
                                                  of Shares           Value
                                                  ---------        ------------

COMPUTER SOFTWARE--3.9%
   Datastream Systems, Inc.* ..................     39,603         $    252,271
   EPIQ Systems, Inc.+* .......................     34,700              554,506
   Hummingbird Ltd.* ..........................     15,600              338,676
   ManTech International Corp.,
     Class A* .................................     30,000              480,600
   Pervasive Software, Inc.+* .................     43,900              263,400
   Pinnacle Systems, Inc.+* ...................     89,757              335,691
   Sybase, Inc.* ..............................     43,400              578,522
                                                                   ------------
                                                                      2,803,666
                                                                   ------------
CONSULTING SERVICES--3.7%
   Accenture Ltd., Class A* ...................     20,695              540,139
   Clark, Inc.* ...............................     35,175              473,104
   FTI Consulting, Inc.+* .....................     52,600              940,488
   Watson Wyatt & Co. Holdings+ ...............     29,100              733,320
                                                                   ------------
                                                                      2,687,051
                                                                   ------------
CONSUMER PRODUCTS--4.0%
   Blyth, Inc. ................................     12,900              387,129
   CNS, Inc. ..................................      2,525               25,628
   Mohawk Industries, Inc.* ...................      9,190              706,895
   Reebok International Ltd.+ .................     26,200              890,014
   Silgan Holdings, Inc.+ .....................     20,400              912,900
                                                                   ------------
                                                                      2,922,566
                                                                   ------------
CONSUMER SPECIALTIES--0.1%
   Boyds Collection Ltd., (The)+* .............     25,030               63,076
                                                                   ------------
ELECTRONICS--1.1%
   Checkpoint Systems, Inc.* ..................     19,400              292,940
   Rofin-Sinar Technologies, Inc.* ............      6,500              182,650
   Spectrum Control, Inc.* ....................     36,300              288,948
                                                                   ------------
                                                                        764,538
                                                                   ------------
ENERGY--0.5%
   Calpine Corp.+* ............................    109,700              375,174
                                                                   ------------
ENGINEERING--0.6%
   URS Corp.* .................................     18,200              449,540
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

32 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 LONG/SHORT EQUITY FUND (continued)                     PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares            Value
                                                 ---------         ------------
ENVIRONMENTAL CONTROL--2.4%
   Darling International, Inc.* ...............    143,930         $    604,506
   Republic Services, Inc.+ ...................     29,700              830,115
   Waste Industries USA, Inc. .................     31,600              338,120
                                                                   ------------
                                                                      1,772,741
                                                                   ------------
FINANCIAL SERVICES--6.8%
   BKF Capital Group, Inc.+ ...................      8,700              241,338
   Countrywide Financial Corp.+ ...............     33,600            1,194,480
   Fannie Mae .................................      8,100              603,045
   Freddie Mac+ ...............................     20,200            1,355,824
   MBIA, Inc.+ ................................     27,200            1,557,744
                                                                   ------------
                                                                      4,952,431
                                                                   ------------
FOODS--1.6%
   Fresh Del Monte Produce, Inc. ..............     14,280              370,137
   M & F Worldwide Corp.* .....................     49,590              659,547
   Spartan Stores, Inc.* ......................     23,695               96,676
                                                                   ------------
                                                                      1,126,360
                                                                   ------------
HEALTH CARE - BIOTECH--0.4%
   Gene Logic, Inc.+* .........................     37,785              129,980
   Savient Pharmaceuticals, Inc. ..............     84,000              183,960
                                                                   ------------
                                                                        313,940
                                                                   ------------
HEALTH CARE - DRUGS--2.9%
   Pfizer, Inc.+ ..............................     33,500            1,094,445
   Shire Pharmaceuticals Group
     PLC - ADR* ...............................     23,200              601,344
   Watson Pharmaceuticals, Inc.+* .............     14,900              410,346
                                                                   ------------
                                                                      2,106,135
                                                                   ------------
HEALTH CARE - SERVICES--4.7%
   American Dental Partners, Inc.* ............     15,600              282,360
   Apria Healthcare Group, Inc.+* .............     34,105              963,125
   Medco Health Solutions, Inc.+* .............     17,915              559,486
   RehabCare Group, Inc.+* ....................     31,900              733,381
   Renal Care Group, Inc.+* ...................     28,200              893,094
                                                                   ------------
                                                                      3,431,446
                                                                   ------------


                                                  Number
                                                 of Shares            Value
                                                 ---------         ------------
HEALTH CARE - SUPPLIES--1.1%
   Cantel Medical Corp.+* .....................     17,400         $    474,150
   CONMED Corp.* ..............................     13,000              317,850
                                                                   ------------
                                                                        792,000
                                                                   ------------
INSURANCE - OTHER--9.5%
   Aspen Insurance Holdings Ltd.+ .............     27,700              653,720
   Assured Guaranty Ltd.+ .....................     37,492              600,997
   Bristol West Holdings, Inc.+* ..............     27,535              455,154
   IPC Holdings Ltd.+ .........................     18,500              671,365
   PartnerRe Ltd. .............................     14,100              723,753
   Platinum Underwriters Holdings
     Ltd.+ ....................................     33,240              943,351
   ProCentury Corp.+ ..........................     58,205              583,214
   Protective Life Corp. ......................     17,900              700,427
   Radian Group, Inc.+ ........................     24,400            1,080,920
   Wesco Financial Corp. ......................      1,300              449,800
                                                                   ------------
                                                                      6,862,701
                                                                   ------------
INTERNET SERVICES--1.6%
   EarthLink, Inc.* ...........................     54,500              545,545
   iPass, Inc.* ...............................     58,600              366,250
   Knot, Inc., (The)* .........................     67,547              246,547
                                                                   ------------
                                                                      1,158,342
                                                                   ------------
LEISURE & LODGING--3.0%
   Dover Downs Gaming &
     Entertainment, Inc.+ .....................      5,100               52,581
   GTECH Holdings Corp. .......................     16,000              376,000
   Intrawest Corp.+ ...........................     10,500              164,325
   Mikohn Gaming Corp.* .......................     26,600              121,030
   MTR Gaming Group, Inc.+* ...................     74,870              702,281
   Penn National Gaming, Inc.+* ...............     19,200              745,920
                                                                   ------------
                                                                      2,162,137
                                                                   ------------
MACHINERY--0.7%
   Global Power Equipment Group,
     Inc.+* ...................................     68,235              482,421
                                                                   ------------
MANUFACTURING--2.1%
   Mueller Industries, Inc. ...................     13,900              546,131
   NN, Inc. ...................................     32,360              326,189

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2004 | 33

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND (continued)                      PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares            Value
                                                 ---------         ------------
MANUFACTURING--(CONTINUED)
   NS Group, Inc.* ............................     20,600         $    309,000
   Tredegar Corp. .............................     19,100              330,812
                                                                   ------------
                                                                      1,512,132
                                                                   ------------
MEDIA & ENTERTAINMENT--1.0%
   Time Warner, Inc.+* ........................     43,400              709,590
                                                                   ------------
OFFICE EQUIPMENT & SUPPLIES--1.9%
   Ennis, Inc. ................................     21,000              392,280
   Xerox Corp.+* ..............................     73,900              992,477
                                                                   ------------
                                                                      1,384,757
                                                                   ------------
OIL & GAS EXPLORATION--4.9%
   Clayton Williams Energy, Inc.+* ............     14,275              254,380
   EnCana Corp.+ ..............................     14,900              612,390
   Marathon Oil Corp. .........................     14,155              513,402
   PetroQuest Energy, Inc.* ...................    109,410              486,875
   Pogo Producing Co.+ ........................     13,100              576,138
   Tesoro Petroleum Corp.* ....................     30,800              729,344
   Transocean, Inc.* ..........................     12,400              380,680
                                                                   ------------
                                                                      3,553,209
                                                                   ------------
OIL SERVICES--3.4%
   Global Industries Ltd.* ....................     37,800              202,230
   Key Energy Services, Inc.* .................     39,700              400,573
   Newpark Resources, Inc.+* ..................     72,490              413,193
   RPC, Inc.+ .................................     50,400              763,560
   Superior Energy Services, Inc.+* ...........     32,530              364,011
   Todco, Class A+* ...........................     16,725              258,067
   Trico Marine Services, Inc.* ...............    317,555               82,564
                                                                   ------------
                                                                      2,484,198
                                                                   ------------
PAPER FOREST PRODUCTS & PACKAGING--0.6%
   Schweitzer-Mauduit International,
     Inc. .....................................     15,500              471,355
                                                                   ------------
REAL ESTATE--2.3%
   American Financial Realty Trust
     144A (REIT) ..............................     51,500              723,575
   Texas Pacific Land Trust+ ..................      6,200              544,980
   United Capital Corp.* ......................     19,830              398,583
                                                                   ------------
                                                                      1,667,138
                                                                   ------------


                                                   Number
                                                  of Shares           Value
                                                  ---------        ------------

RECREATIONAL PRODUCTS - TOYS--1.2%
   Hasbro, Inc.+ ..............................     46,100         $    854,233
                                                                   ------------
RESTAURANTS--0.1%
   Total Entertainment Restaurant
     Corp.* ...................................      6,140               60,847
                                                                   ------------
RETAIL - HARD GOODS--7.3%
   Barnes & Noble, Inc.+* .....................     34,500            1,192,320
   Blockbuster, Inc., Class A+ ................     30,800              247,324
   Claire's Stores, Inc.+ .....................     43,380            1,055,869
   GameStop Corp., Class A+* ..................     36,500              611,740
   Limited Brands+ ............................     33,800              678,704
   Rent-A-Center, Inc.+* ......................     19,835              597,034
   Zale Corp.* ................................     36,800              942,816
                                                                   ------------
                                                                      5,325,807
                                                                   ------------
SAVINGS & LOANS--2.0%
   Citizens First Bancorp, Inc.+ ..............      7,405              156,615
   Franklin Bank Corp.+* ......................     34,000              541,280
   HF Financial Corp. .........................      5,525               87,019
   Sovereign Bancorp, Inc.+ ...................     30,765              672,523
                                                                   ------------
                                                                      1,457,437
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.6%
   Atmel Corp.* ...............................     61,800              215,682
   White Electronic Designs
     Corp.+* ..................................     48,875              241,931
                                                                   ------------
                                                                        457,613
                                                                   ------------
TELECOMMUNICATIONS--3.3%
   MCI, Inc.* .................................     27,400              471,828
   Nextel Communications, Inc.,
     Class A+* ................................     27,900              647,001
   PTEK Holdings, Inc.* .......................     45,200              387,364
   Vodafone Group PLC - ADR+ ..................     20,400              467,160
   West Corp.* ................................     16,800              433,104
                                                                   ------------
                                                                      2,406,457
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT--1.7%
   C-COR Inc.* ................................     35,300              277,458
   Comtech Telecommunications
     Corp.+* ..................................     52,000              941,720
                                                                   ------------
                                                                      1,219,178
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

34 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 LONG/SHORT EQUITY FUND (continued)                     PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares           Value
                                                  ---------        ------------
TEXTILES & APPAREL--0.3%
   Culp, Inc.* ................................     27,430         $    208,194
                                                                   ------------
TOBACCO--0.6%
   Universal Corp. ............................      9,800              442,274
                                                                   ------------
UTILITIES - ELECTRIC--0.5%
   Central Vermont Public Service
     Corp. ....................................     16,700              351,535
                                                                   ------------
     TOTAL DOMESTIC COMMON STOCK
       (Cost $68,188,371) .....................                      68,898,021
                                                                   ------------


                                                    Par
                                                   (000)
                                                  --------
CONVERTIBLE BONDS--0.1%
   Interpool, Inc.
     9.25% 12/27/22 ...........................        $75               73,688
                                                                   ------------
     TOTAL CONVERTIBLE BONDS--0.1%
       (Cost $75,000) .........................                          73,688
                                                                   ------------


                                                  Number
                                                 of Shares
                                                 ---------
SHORT-TERM INVESTMENTS--9.2%
   Galaxy Institutional Money Market
     Fund 1.370% 09/01/04 .....................  5,355,814            5,355,814
   Wilmington Money Market Fund
     0.770% 09/01/04 ..........................  1,309,493            1,309,493
                                                                   ------------
     TOTAL SHORT-TERM INVESTMENTS--9.2%
       (Cost $6,665,307)                                              6,665,307
                                                                   ------------
     TOTAL LONG POSITIONS--104.2%
       (Cost $74,928,678)                                            75,637,016
                                                                   ------------
SECURITIES SOLD SHORT--(44.5%)
AEROSPACE & DEFENSE--(1.2%)
   BE Aerospace, Inc.* ........................    (54,020)            (572,612)
   GenCorp, Inc.* .............................    (18,800)            (227,104)
   Innovative Solutions and Support,
     Inc.* ....................................     (3,900)            (104,208)
                                                                   ------------
                                                                       (903,924)
                                                                   ------------


                                                   Number
                                                  of Shares           Value
                                                  ---------        ------------
AIRLINES--(0.4%)
   AMR Corp.* .................................    (20,800)        $   (185,952)
   UAL Corp.* .................................    (74,165)             (83,065)
   US Airways Group, Inc., Class A* ...........    (23,577)             (50,690)
                                                                   ------------
                                                                       (319,707)
                                                                   ------------
AUTOMOTIVE PARTS & EQUIPMENT--(0.5%)
   Goodyear Tire & Rubber Co.,
     (The)* ...................................    (34,330)            (376,944)
                                                                   ------------
BANKS - REGIONAL--(0.8%)
   First Horizon National Corp. ...............     (6,500)            (295,555)
   First Indiana Corp. ........................    (13,000)            (246,350)
                                                                   ------------
                                                                       (541,905)
                                                                   ------------
BROADCASTING--(0.9%)
   Crown Media Holdings, Inc.,
     Class A* .................................    (24,650)            (181,917)
   Cumulus Media, Inc., Class A* ..............     (6,810)            (102,831)
   Spanish Broadcasting System, Inc.,
     Class A ..................................    (24,700)            (216,372)
   XM Satellite Radio Holdings, Inc.,
     Class A* .................................     (5,400)            (148,338)
                                                                   ------------
                                                                       (649,458)
                                                                   ------------
BUILDING & CONSTRUCTION--(0.9%)
   Insituform Technologies, Inc.,
     Class A* .................................    (24,140)            (429,451)
   Shaw Group, Inc., (The)* ...................    (23,680)            (243,667)
   Trex Co., Inc.* ............................         (5)                (217)
                                                                   ------------
                                                                       (673,335)
                                                                   ------------
BUSINESS & PUBLIC SERVICES--(1.3%)
   AMN Healthcare Services, Inc.* .............    (15,390)            (177,908)
   Learning Tree International, Inc.* .........     (7,430)             (95,996)
   Mobile Mini, Inc.* .........................    (13,000)            (354,250)
   Robert Half International, Inc. ............    (12,380)            (303,310)
                                                                   ------------
                                                                       (931,464)
                                                                   ------------
CHEMICALS - SPECIALTY--(0.7%)
   NOVA Chemicals Corp. .......................    (10,520)            (340,006)
   Zoltek Cos., Inc.* .........................    (25,550)            (185,493)
                                                                   ------------
                                                                       (525,499)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2004 | 35

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 LONG/SHORT EQUITY FUND (continued)                     PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares           Value
                                                  ---------        ------------
COMMERCIAL SERVICES--(0.6%)
   Euronet Worldwide, Inc.* ...................    (12,055)        $   (211,686)
   Iron Mountain, Inc.* .......................     (4,635)            (142,897)
   LML Payment Systems, Inc.* .................    (19,210)             (98,931)
                                                                   ------------
                                                                       (453,514)
                                                                   ------------
COMPUTER EQUIPMENT & SERVICES--(1.6%)
   ConSyGen, Inc.* ............................       (200)                   0
   Kronos, Inc.* ..............................     (3,710)            (158,714)
   Maxwell Technologies, Inc. .................     (8,804)             (84,166)
   Merge Technologies, Inc.* ..................    (10,101)            (156,566)
   Mobility Electronics, Inc.* ................    (31,390)            (231,972)
   National Instruments Corp. .................     (5,290)            (137,910)
   PDF Solutions, Inc.* .......................    (15,580)            (143,959)
   Research In Motion Ltd.* ...................     (2,900)            (174,638)
   Satellite Enterprises Corp.* ...............     (8,615)              (3,446)
   Xybernaut Corp.* ...........................    (35,000)             (43,750)
                                                                   ------------
                                                                     (1,135,121)
                                                                   ------------
COMPUTER SOFTWARE--(1.3%)
   Authentidate Holding Corp.* ................    (25,880)            (181,160)
   Magma Design Automation, Inc.* .............     (7,100)            (117,150)
   Mercury Interactive Corp.* .................     (5,880)            (202,919)
   Red Hat, Inc.* .............................    (10,800)            (132,408)
   Ultimate Software Group, Inc.,
     (The)* ...................................    (29,310)            (334,720)
                                                                   ------------
                                                                       (968,357)
                                                                   ------------
CONSULTING SERVICES--(0.4%)
   Advisory Board Co., (The)* .................     (7,920)            (253,915)
                                                                   ------------
CONSUMER PRODUCTS--(0.2%)
   Central Garden & Pet Co.* ..................     (4,600)            (144,164)
                                                                   ------------
CONSUMER SPECIALTIES--(0.4%)
   Greg Manning Auctions, Inc.* ...............    (19,370)            (267,306)
                                                                   ------------
DATA PROCESSING SERVICES--(0.5%)
   FalconStor Software, Inc.* .................    (18,100)            (119,641)
   Total Systems Services, Inc. ...............    (11,760)            (261,542)
                                                                   ------------
                                                                       (381,183)
                                                                   ------------
ELECTRONIC EQUIPMENT & PRODUCTS--(1.3%)
   Electro Rent Corp.* ........................    (22,000)            (221,540)
   FLIR Systems, Inc.* ........................     (2,500)            (145,925)
                                                                   ------------


                                                   Number
                                                  of Shares           Value
                                                  ---------        ------------

ELECTRONIC EQUIPMENT & PRODUCTS--(CONTINUED)
   Magal Security Systems Ltd.* ...............    (14,800)        $   (210,308)
   NVE Corp.* .................................     (6,300)            (207,900)
   Taser International, Inc.* .................     (6,700)            (184,853)
                                                                   ------------
                                                                       (970,526)
                                                                   ------------
ELECTRONICS--(3.2%)
   FEI Co.* ...................................    (12,380)            (235,096)
   Fiberstars, Inc.* ..........................     (8,945)             (73,438)
   Identix, Inc.* .............................    (26,630)            (122,498)
   Intersil Corp., Class A ....................    (15,910)            (277,311)
   Ionatron, Inc.* ............................    (23,615)            (158,221)
   KEMET Corp.* ...............................    (28,910)            (250,650)
   Mechanical Technology, Inc.* ...............    (11,150)             (49,294)
   SonoSite, Inc.* ............................    (13,800)            (332,994)
   SpatiaLight, Inc.* .........................    (65,660)            (326,987)
   Universal Display Corp.* ...................    (29,160)            (253,692)
   Veeco Instruments, Inc.* ...................    (12,810)            (248,002)
                                                                   ------------
                                                                     (2,328,183)
                                                                   ------------
ENERGY--(1.4%)
   Ballard Power Systems, Inc.* ...............    (14,600)             (94,316)
   Energy Conversion Devices, Inc.* ...........    (16,900)            (223,080)
   KFx, Inc.* .................................    (25,350)            (172,380)
   Medis Technologies Ltd.* ...................     (9,885)            (103,792)
   Plug Power, Inc.* ..........................    (28,750)            (183,712)
   Power-One, Inc.* ...........................    (19,860)            (149,149)
   Valence Technology, Inc.* ..................    (30,650)             (86,740)
                                                                   ------------
                                                                     (1,013,169)
                                                                   ------------
ENVIRONMENTAL SERVICES--(1.6%)
   Clean Harbors, Inc.* .......................    (29,535)            (329,020)
   Flanders Corp.* ............................    (20,700)            (177,192)
   Input/Output, Inc.* ........................    (25,080)            (246,787)
   Ionics, Inc.* ..............................    (11,700)            (306,657)
   Pure Cycle Corp.* ..........................    (12,115)             (96,557)
                                                                   ------------
                                                                     (1,156,213)
                                                                   ------------
FINANCIAL SERVICES--(0.9%)
   Harris & Harris Group, Inc. ................    (16,100)            (144,095)
   NextCard, Inc.* ............................   (128,500)              (1,606)
   W.P. Stewart & Co. Ltd. ....................    (25,940)            (515,428)
                                                                   ------------
                                                                       (661,129)
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

36 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 LONG/SHORT EQUITY FUND (continued)                     PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares            Value
                                                 ---------         ------------
FOODS--(1.6%)
   Lifeway Foods, Inc.* .......................    (10,960)        $   (113,765)
   Peet's Coffee & Tea, Inc.* .................    (10,340)            (236,786)
   Safeway, Inc.* .............................    (17,700)            (357,540)
   Sanderson Farms, Inc. ......................     (3,700)            (126,503)
   Smart & Final, Inc.* .......................    (10,700)            (174,517)
   Wimm-Bill-Dann Foods
     OJSC - ADR* ..............................    (13,530)            (178,596)
                                                                   ------------
                                                                     (1,187,707)
                                                                   ------------
HEALTH CARE - BIOTECH--(5.4%)
   Abgenix, Inc.* .............................     (9,290)             (92,436)
   Amylin Pharmaceuticals, Inc.* ..............    (10,000)            (197,900)
   AtheroGenics, Inc.* ........................    (12,200)            (204,838)
   Bioenvision, Inc.* .........................    (20,900)            (166,573)
   Compugen Ltd.* .............................    (11,555)             (58,700)
   Discovery Laboratories, Inc.* ..............    (23,000)            (181,700)
   Dyax Corp.* ................................    (13,070)            (103,776)
   Hemispherx Biopharma, Inc.* ................    (35,285)             (83,978)
   ICOS Corp.* ................................     (7,090)            (184,978)
   Isis Pharmaceuticals, Inc.* ................    (18,590)            (111,540)
   Isolagen, Inc.* ............................    (18,200)            (152,880)
   Ista Pharmaceuticals, Inc.* ................    (11,200)            (111,664)
   Martek Biosciences Corp.* ..................     (6,210)            (331,614)
   Medicines Co., (The)* ......................    (10,580)            (267,462)
   Myriad Genetics, Inc.* .....................     (8,670)            (140,714)
   Neurocrine Biosciences, Inc.* ..............     (4,700)            (233,919)
   Northfield Laboratories, Inc.* .............    (12,970)            (168,610)
   NPS Pharmaceuticals, Inc.* .................     (6,720)            (141,120)
   Nuvelo, Inc.* ..............................    (17,700)            (157,707)
   Star Scientific, Inc.* .....................    (65,210)            (334,527)
   Tapestry Pharmaceuticals, Inc.* ............    (94,100)            (111,038)
   Transkaryotic Therapies, Inc.* .............    (15,900)            (250,425)
   Vertex Pharmaceuticals, Inc.* ..............    (13,630)            (132,620)
                                                                   ------------
                                                                     (3,920,719)
                                                                   ------------
HEALTH CARE - DRUGS--(1.5%)
   Cubist Pharmaceuticals, Inc.* ..............    (12,600)             (99,162)
   Dendreon Corp.* ............................    (18,730)            (184,116)
   Indevus Pharmaceuticals, Inc.* .............    (22,400)            (153,888)
   Inspire Pharmaceuticals, Inc.* .............    (24,510)            (354,169)
   Interpharm Holdings, Inc.* .................     (4,470)             (11,622)


                                                   Number
                                                  of Shares           Value
                                                  ---------        ------------
HEALTH CARE - DRUGS--(CONTINUED)
   Trimeris, Inc.* ............................     (9,300)        $   (111,972)
   VaxGen, Inc.* ..............................    (16,600)            (177,620)
                                                                   ------------
                                                                     (1,092,549)
                                                                   ------------
HEALTH CARE - SERVICES--(0.5%)
   CPC of America, Inc.* ......................       (865)             (29,626)
   Eclipsys Corp.* ............................    (14,400)            (210,960)
   TriZetto Group, Inc., (The)* ...............    (21,680)            (133,766)
                                                                   ------------
                                                                       (374,352)
                                                                   ------------
HEALTH CARE - SUPPLIES--(3.6%)
   Align Technology, Inc.* ....................    (13,590)            (208,199)
   BriteSmile, Inc.* ..........................    (20,590)            (211,047)
   Conceptus, Inc.* ...........................    (14,250)            (131,528)
   Cyberonics, Inc.* ..........................     (9,000)            (154,080)
   Digene Corp.* ..............................     (6,190)            (155,060)
   EPIX Medical, Inc.* ........................     (7,860)            (156,021)
   I-Flow Corp.** .............................    (10,805)            (164,020)
   Immucor, Inc.* .............................    (12,930)            (264,419)
   Ivax Diagnostics, Inc.* ....................    (23,655)            (147,371)
   Penwest Pharmaceuticals Co.* ...............    (16,640)            (179,046)
   Q-Med, Inc.* ...............................    (12,390)             (99,987)
   STAAR Surgical Co.* ........................    (17,130)             (81,710)
   ThermoGenesis Corp.* .......................    (59,010)            (231,319)
   TriPath Imaging, Inc. ......................    (18,500)            (142,450)
   Zila, Inc.* ................................    (65,088)            (263,606)
                                                                   ------------
                                                                     (2,589,863)
                                                                   ------------
INTERNET SERVICES--(3.2%)
   Alloy, Inc.* ...............................    (25,400)            (103,124)
   Ask Jeeves, Inc.* ..........................     (3,700)             (95,904)
   Concur Technologies, Inc.* .................    (24,000)            (252,000)
   eResearch Technology, Inc.* ................     (5,290)            (106,382)
   Interliant, Inc.* ..........................       (600)                  (1)
   IPIX Corp.* ................................    (24,800)            (205,096)
   iVillage, Inc.* ............................    (21,900)            (127,239)
   Kintera, Inc.* .............................    (18,200)            (132,496)
   Lionbridge Technologies, Inc.* .............    (16,790)            (133,816)
   Monster Worldwide, Inc.* ...................     (7,900)            (159,817)
   Netflix, Inc.* .............................    (15,600)            (217,620)
   Openwave Systems, Inc.* ....................    (20,310)            (189,289)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2004 | 37

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 LONG/SHORT EQUITY FUND (continued)                     PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares            Value
                                                 ---------         ------------
INTERNET SERVICES--(CONTINUED)
   Overstock.com, Inc.* .......................     (3,600)        $   (112,860)
   Stamps.com, Inc.* ..........................    (10,220)            (152,482)
     Travelzoo, Inc.* .........................     (5,115)            (230,175)
     Zix Corp. ................................    (20,050)             (83,208)
                                                                   ------------
                                                                     (2,301,509)
                                                                   ------------
MACHINERY--0.0%
   SureBeam Corp., Class A* ...................   (111,800)              (1,677)
                                                                   ------------
MANUFACTURING--(0.5%)
   Foamex International, Inc.* ................    (28,800)             (90,720)
     Nanophase Technologies Corp.* ............    (30,100)            (161,336)
     Trinity Industries, Inc. .................     (4,330)            (120,158)
                                                                   ------------
                                                                       (372,214)
                                                                   ------------
MEDIA & ENTERTAINMENT--(0.3%)
   Martha Stewart Living Omnimedia,
     Inc., Class A* ...........................    (19,230)            (214,991)
                                                                   ------------
METALS & MINING--(0.7%)
   Allegheny Technologies, Inc. ...............    (26,100)            (490,941)
                                                                   ------------
OFFICE EQUIPMENT & SUPPLIES--(0.4%)
   Herman Miller, Inc. ........................     (4,610)            (116,126)
     Interface, Inc., Class A* ................    (28,700)            (204,918)
                                                                   ------------
                                                                       (321,044)
                                                                   ------------
OIL SERVICES--(0.2%)
   SEACOR Holdings, Inc.* .....................     (3,090)            (133,395)
                                                                   ------------
PAPER FOREST PRODUCTS & PACKAGING--(0.2%)
   Pope & Talbot, Inc. ........................     (8,050)            (148,362)
                                                                   ------------
RESTAURANTS--(1.4%)
   BJ's Restaurants, Inc.* ....................    (13,000)            (190,840)
   Cheesecake Factory, Inc., (The)* ...........     (3,090)            (127,864)
   Cosi, Inc.* ................................    (36,800)            (190,992)
   P.F. Chang's China Bistro, Inc.* ...........     (5,380)            (225,529)
   Panera Bread Co., Class A* .................     (7,270)            (252,851)
                                                                   ------------
                                                                       (988,076)
                                                                   ------------


                                                  Number
                                                 of Shares            Value
                                                 ---------         ------------

RETAIL - SOFT GOODS--(0.5%)
   Pantry, Inc., (The)* .......................     (6,100)        $   (118,706)
   PriceSmart, Inc.* ..........................     (7,570)             (66,684)
   REX Stores Corp.* ..........................    (11,500)            (146,050)
                                                                   ------------
                                                                       (331,440)
                                                                   ------------
SAVINGS & LOANS--(0.4%)
   Charter Financial Corp. ....................     (7,662)            (250,471)
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--(1.2%)
   American Superconductor Corp.* .............    (14,150)            (169,093)
   Micrel, Inc.* ..............................    (20,270)            (196,822)
   Photon Dynamics, Inc.* .....................     (5,690)            (127,854)
   Rudolph Technologies, Inc.* ................    (13,500)            (218,700)
   Tessera Technologies, Inc.* ................     (8,600)            (167,614)
                                                                   ------------
                                                                       (880,083)
                                                                   ------------
TELECOMMUNICATIONS--(0.4%)
   Choice One Communications,
     Inc.* ....................................    (37,790)                (680)
   CTC Communications Group,
     Inc. o* ..................................    (98,900)                 (10)
   First Avenue Networks, Inc.* ...............     (6,890)             (33,072)
   Level 3 Communications, Inc.* ..............   (101,540)            (266,035)
   WorldCom, Inc. - WorldCom
     Group o* .................................   (147,900)              (1,035)
                                                                   ------------
                                                                       (300,832)
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT--(1.3%)
   Copper Mountain Networks, Inc.* ............    (17,400)            (115,884)
   Endwave Corp.* .............................    (11,800)            (161,660)
   Extreme Networks, Inc.* ....................    (16,120)             (74,958)
   Paradyne Networks, Inc.* ...................    (51,200)            (221,184)
   SBA Communications Corp.,
     Class A* .................................    (47,470)            (246,844)
   Symmetricom, Inc.* .........................    (13,010)            (104,600)
                                                                   ------------
                                                                       (925,130)
                                                                   ------------
TEXTILES & APPAREL--(0.5%)
   Casual Male Retail Group, Inc.* ............    (36,220)            (213,336)
   Cherokee, Inc. .............................     (6,500)            (152,945)
                                                                   ------------
                                                                       (366,281)
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

38 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 LONG/SHORT EQUITY FUND (concluded)                     PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares            Value
                                                 ---------         ------------

TOBACCO--(0.6%)
   Vector Group Ltd. ..........................    (26,400)        $   (441,936)
                                                                   ------------
     TOTAL SECURITIES SOLD SHORT
       (Proceeds $36,817,567) .................                     (32,288,588)
                                                                   ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--40.3% ......................                      29,266,835
                                                                   ------------
NET ASSETS--100.0% ............................                    $ 72,615,263
                                                                   ============

----------
*  -- Non-income producing.
o -- Security is valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.
ADR -- American Depository Receipt.
144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of August 31, 2004, these securities amounted to 1.00% of net assets.
REIT -- Real  Estate  Investment  Trust
+ -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2004 | 39

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND                                    PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares            Value
                                                 ---------         ------------

COMMON STOCK--96.6%
AEROSPACE & DEFENSE--2.1%
   Alliant Techsystems, Inc.* .................      4,800          $   278,112
   Lockheed Martin Corp. ......................     14,700              790,566
                                                                    -----------
                                                                      1,068,678
                                                                    -----------
APPAREL--1.8%
   Liz Claiborne, Inc. ........................     13,900              529,173
   Reebok International Ltd. ..................     10,900              370,273
                                                                    -----------
                                                                        899,446
                                                                    -----------
BANKS - MAJOR--2.5%
   Comerica, Inc. .............................     12,900              775,935
   Mellon Financial Corp. .....................      8,200              236,652
   National City Corp. ........................      6,800              256,972
                                                                    -----------
                                                                      1,269,559
                                                                    -----------
BUILDING MATERIALS--2.3%
   Masco Corp. ................................     13,900              446,607
   Mohawk Industries, Inc.* ...................      5,400              415,368
   Vulcan Materials Co. .......................      5,700              271,719
                                                                    -----------
                                                                      1,133,694
                                                                    -----------
COMPUTER EQUIPMENT & SERVICES--1.0%
   Hewlett-Packard Co. ........................     27,600              493,764
                                                                    -----------
COMPUTER SOFTWARE--2.6%
   BMC Software, Inc.* ........................     14,500              217,065
   Microsoft Corp. ............................     39,700            1,083,810
                                                                    -----------
                                                                      1,300,875
                                                                    -----------
ELECTRONICS--2.7%
   Xerox Corp.* ...............................    100,100            1,344,343
                                                                    -----------
ENVIRONMENTAL CONTROL--0.5%
   Republic Services, Inc. ....................      8,600              240,370
                                                                    -----------
FINANCIAL SERVICES--14.0%
   Citigroup, Inc. ............................     36,599            1,704,781
   Countrywide Financial Corp. ................     43,598            1,549,909
   Fannie Mae .................................      8,500              632,825
   Freddie Mac ................................     27,100            1,818,952


                                                  Number
                                                 of Shares            Value
                                                 ---------         ------------

FINANCIAL SERVICES--(CONTINUED)
   Goldman Sachs Group, Inc. (The) ............      3,600          $   322,740
   J.P. Morgan Chase & Co. ....................     25,600            1,013,248
                                                                    -----------
                                                                      7,042,455
                                                                    -----------
FOODS--2.7%
   H.J. Heinz Co. .............................     13,500              511,785
   PepsiCo, Inc. ..............................      8,700              435,000
   Smithfield Foods, Inc.* ....................     15,900              408,630
                                                                    -----------
                                                                      1,355,415
                                                                    -----------
HEALTH CARE - DRUGS--5.6%
   Johnson & Johnson ..........................      7,800              453,180
   Merck & Co., Inc. ..........................     10,000              449,700
   Pfizer, Inc. ...............................     39,000            1,274,130
   Shire Pharmaceuticals Group
     PLC - ADR* ...............................     23,600              611,712
                                                                    -----------
                                                                      2,788,722
                                                                    -----------
HEALTH CARE - SERVICES--1.7%
   Aetna, Inc. ................................      9,400              870,910
                                                                    -----------
HEALTH CARE - SUPPLIES--0.9%
   Becton, Dickinson and Co. ..................      9,900              476,388
                                                                    -----------
INSURANCE - OTHER--13.6%
   ACE Ltd. ...................................     27,700            1,067,835
   Ambac Financial Group, Inc. ................      7,400              558,700
   American International Group,
     Inc. .....................................     10,895              776,160
   Berkshire Hathaway, Inc., Class B* .........        425            1,229,950
   MBIA, Inc. .................................     24,650            1,411,706
   Nationwide Financial Services, Inc.,
     Class A ..................................      7,200              250,488
   Radian Group, Inc. .........................     17,900              792,970
   St. Paul Travelers Cos., Inc., (The) .......     21,847              757,872
                                                                    -----------
                                                                      6,845,681
                                                                    -----------
LEISURE & LODGING--2.1%
   GTECH Holdings Corp. .......................     28,000              658,000
   Harrah's Entertainment, Inc. ...............      8,300              399,977
                                                                    -----------
                                                                      1,057,977
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

40 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 LARGE CAP VALUE FUND (continued)                       PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares             Value
                                                 ---------          -----------

MANUFACTURING--3.9%
   ITT Industries, Inc. .......................      6,600          $   522,060
   Tyco International Ltd. ....................     39,400            1,234,008
   Whirlpool Corp. ............................      3,700              226,218
                                                                    ----------
                                                                      1,982,286
                                                                    -----------
MEDIA & ENTERTAINMENT--3.8%
   Liberty Media Corp., Class A* ..............     64,032              570,525
   Liberty Media International, Inc.,
     Class A* .................................      3,851              130,340
   Time Warner, Inc.* .........................     35,700              583,695
   Viacom Inc. Class B  (Non Voting
     Shares) ..................................     18,300              609,573
                                                                    -----------
                                                                      1,894,133
                                                                    -----------
METALS & MINING--0.6%
   Freeport-McMoRan Copper &
     Gold, Inc., Class B ......................      8,000              301,040
                                                                    -----------
OFFICE EQUIPMENT & SUPPLIES--0.9%
   Office Depot, Inc.* ........................     28,700              459,487
                                                                    -----------
OIL & GAS - INTEGRATED MAJORS--4.9%
   ChevronTexaco Corp. ........................      5,400              526,500
   ConocoPhillips .............................      6,800              506,124
   Exxon Mobil Corp. ..........................     19,000              875,900
   Petroleo Brasileiro S.A. - ADR .............     18,100              556,575
                                                                    -----------
                                                                      2,465,099
                                                                    -----------
OIL & GAS - REFINING & MARKETING--3.6%
   Ashland, Inc. ..............................     10,300              529,729
   Marathon Oil Corp. .........................     35,400            1,283,958
                                                                    -----------
                                                                      1,813,687
                                                                    -----------
OIL & GAS EXPLORATION--2.4%
   Canadian Natural Resources Ltd. ............     30,000              974,700
   EnCana Corp. ...............................      5,800              238,380
                                                                    -----------
                                                                      1,213,080
                                                                    -----------
OIL SERVICES--3.0%
   Premcor, Inc.* .............................      7,400              248,122
   Transocean, Inc.* ..........................     41,500            1,274,050
                                                                    -----------
                                                                      1,522,172
                                                                    -----------


                                                  Number
                                                 of Shares             Value
                                                 ---------          -----------

PAPER FOREST PRODUCTS & PACKAGING--1.2%
   Abitibi-Consolidated, Inc. .................     67,800          $   401,376
   Smurfit-Stone Container Corp.* .............     12,600              223,524
                                                                    -----------
                                                                        624,900
                                                                    -----------
RECREATIONAL PRODUCTS - TOYS--1.3%
   Hasbro, Inc. ...............................     34,400              637,432
                                                                    -----------
RESTAURANTS--1.0%
   McDonald's Corp. ...........................     10,500              283,710
   Outback Steakhouse, Inc. ...................      5,200              203,528
                                                                    -----------
                                                                        487,238
                                                                    -----------
RETAIL - FOOD & DRUG--0.8%
   CVS Corp. ..................................      9,600              384,000
                                                                    -----------
RETAIL - HARD GOODS--1.5%
   Home Depot, Inc., (The) ....................      7,200              263,232
   RadioShack Corp. ...........................     17,700              476,838
                                                                    -----------
                                                                        740,070
                                                                    -----------
RETAIL - SOFT GOODS--1.3%
   Limited Brands .............................     32,900              660,632
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.6%
   Freescale Semiconductor Inc.* ..............     20,500              284,950
                                                                    -----------
SOAPS & TOILETRIES--1.2%
   Procter & Gamble Co., (The) ................     10,600              593,282
                                                                    -----------
TELECOMMUNICATIONS--4.6%
   AT&T Wireless Services, Inc.* ..............     35,900              524,858
   BellSouth Corp. ............................     10,100              270,276
   Nextel Communications, Inc.,
     Class A* .................................     34,200              793,098
   Vodafone Group PLC - ADR ...................     31,200              714,480
                                                                    -----------
                                                                      2,302,712
                                                                    -----------
TELECOMMUNICATIONS EQUIPMENT--0.5%
   Nokia Oyj - ADR ............................     20,200              239,976
                                                                    -----------
TOBACCO--2.0%
   Altria Group, Inc. .........................      9,600              469,920
   UST, Inc. ..................................     12,800              513,536
                                                                    -----------
                                                                        983,456
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2004 | 41

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 LARGE CAP VALUE FUND (concluded)                       PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares             Value
                                                 ---------          -----------

UTILITIES - ELECTRIC--1.4%
   NSTAR ......................................      8,900          $   434,320
   Scottish Power PLC - ADR ...................      9,100              266,084
                                                                    -----------
                                                                        700,404
                                                                    -----------
     TOTAL COMMON STOCK
       (Cost $41,867,927) .....................                      48,478,313
                                                                    -----------
SHORT TERM INVESTMENTS--3.4%
   Galaxy Institutional Money
     Market Fund
     1.370% 09/01/04 ..........................  1,707,034            1,707,034
     TOTAL SHORT TERM INVESTMENTS
       (Cost $1,707,034) ......................                       1,707,034
                                                                    -----------
TOTAL INVESTMENTS--100.0%
   (Cost $43,574,961) .........................                      50,185,347
                                                                    -----------
LIABILITIES IN EXCESS
   OF OTHER ASSETS--0.0% ......................                          (7,061)
                                                                    -----------
NET ASSETS--100.0% ............................                     $50,178,286
                                                                    ===========

----------
* -- Non-income producing.
ADR -- American Depository Receipt.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

42 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 MID CAP VALUE FUND                                     PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares            Value
                                                 ---------         ------------

COMMON STOCK--96.0%
APPAREL--1.8%
   Reebok International Ltd. ..................     17,100         $    580,887
   V. F. Corp. ................................      4,900              241,766
                                                                   ------------
                                                                        822,653
                                                                   ------------
AUTOMOTIVE PARTS & EQUIPMENT--0.8%
   Lear Corp. .................................      6,900              371,772
                                                                   ------------
CHEMICALS - COMMODITY--0.5%
   Eastman Chemical Co. .......................      4,900              227,997
                                                                   ------------
CHEMICALS - SPECIALTY--2.1%
   Ferro Corp. ................................     17,600              361,504
   Georgia Gulf Corp.* ........................     15,400              584,430
                                                                   ------------
                                                                        945,934
                                                                   ------------
CLOSED END INVESTMENT COMPANY--1.8%
   Apollo Investment Corp.* ...................     58,800              824,964
                                                                   ------------
COMMUNICATIONS EQUIPMENT--1.0%
   Enterasys Networks Inc.* ...................    193,800              348,840
   TNS, Inc.* .................................      4,400               86,328
                                                                   ------------
                                                                        435,168
                                                                   ------------
COMPUTER EQUIPMENT & SERVICES--3.4%
   BearingPoint, Inc.* ........................     40,915              330,184
   BISYS Group, Inc., (The)* ..................     47,000              667,400
   iPass, Inc.* ...............................     34,900              218,125
   Western Digital Corp.* .....................     42,700              318,542
                                                                   ------------
                                                                      1,534,251
                                                                   ------------
COMPUTER SOFTWARE--1.7%
   McAfee Inc.* ...............................     25,187              498,199
   Sybase, Inc.* ..............................     19,545              260,535
                                                                   ------------
                                                                        758,734
                                                                   ------------
CONSUMER PRODUCTS--0.5%
   Newell Rubbermaid, Inc. ....................     10,000              215,300
                                                                   ------------
DATA PROCESSING SERVICES--1.3%
   MoneyGram International, Inc.* .............     35,500              592,850
                                                                   ------------


                                                  Number
                                                 of Shares            Value
                                                 ---------         ------------

ELECTRONICS--4.5%
   Amis Holdings, Inc.* .......................     47,200         $    568,288
   Arrow Electronics, Inc.* ...................     20,300              439,292
   Avnet, Inc.* ...............................     23,100              366,828
   Diebold, Inc. ..............................     13,700              669,793
                                                                   ------------
                                                                      2,044,201
                                                                   ------------
FINANCIAL SERVICES--3.6%
   A.G. Edwards, Inc. .........................     23,500              817,330
   Affiliated Managers Group, Inc.* ...........     11,950              586,147
   Student Loan Corp., (The) ..................      1,500              215,625
                                                                   ------------
                                                                      1,619,102
                                                                   ------------
FOODS--4.0%
   Bunge Ltd. .................................     10,500              418,845
   Delta and Pine Land Co. ....................     21,300              541,233
   Smithfield Foods, Inc.* ....................     32,800              842,960
                                                                   ------------
                                                                      1,803,038
                                                                   ------------
HEALTH CARE - DRUGS--1.6%
   Hospira, Inc.* .............................     18,800              520,760
   Shire Pharmaceuticals Group
     PLC - ADR* ...............................      8,300              215,136
                                                                   ------------
                                                                        735,896
                                                                   ------------
HEALTH CARE - SERVICES--3.4%
   Apria Healthcare Group, Inc.* ..............     18,605              525,405
   Express Scripts, Inc.* .....................      8,200              518,240
   WellChoice, Inc.* ..........................     14,200              506,230
                                                                   ------------
                                                                      1,549,875
                                                                   ------------
HEALTH CARE - SUPPLIES--1.8%
   C.R. Bard, Inc. ............................      4,300              241,230
   Pall Corp. .................................     23,100              562,716
                                                                   ------------
                                                                        803,946
                                                                   ------------
INSURANCE - LIFE--1.9%
   Conseco, Inc.* .............................     18,700              317,900
   UnumProvident Corp. ........................     32,400              524,232
                                                                   ------------
                                                                        842,132
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2004 | 43

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 MID CAP VALUE FUND (continued)                         PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares            Value
                                                 ---------         ------------

INSURANCE - OTHER--11.4%
   Allmerica Financial Corp.* .................     15,370         $    445,730
   Assurant, Inc.* ............................     10,300              273,362
   Assured Guaranty Ltd. ......................     43,400              695,702
   Bristol West Holdings, Inc.* ...............     40,900              676,077
   IPC Holdings Ltd. ..........................      7,100              257,659
   MBIA, Inc. .................................      5,600              320,712
   Mercury General Corp. ......................      9,565              479,685
   PMI Group, Inc., (The) .....................      6,800              282,404
   Radian Group, Inc. .........................     25,000            1,107,500
   White Mountains Insurance Group
     Ltd. .....................................      1,155              580,884
                                                                   ------------
                                                                      5,119,715
                                                                   ------------
INTERNET SERVICES--2.8%
   EarthLink, Inc.* ...........................     58,400              584,584
   United Online, Inc.* .......................     71,100              681,138
                                                                   ------------
                                                                      1,265,722
                                                                   ------------
LEISURE & LODGING--4.8%
   Argosy Gaming Co.* .........................      6,400              213,952
   GTECH Holdings Corp. .......................     33,300              782,550
   Harrah's Entertainment, Inc. ...............     10,300              496,357
   Hilton Hotels Corp. ........................     38,400              685,440
                                                                   ------------
                                                                      2,178,299
                                                                   ------------
MACHINERY--2.7%
   Terex Corp.* ...............................     12,920              466,800
   W.W. Grainger, Inc. ........................     13,695              731,450
                                                                   ------------
                                                                      1,198,250
                                                                   ------------
MANUFACTURING--8.0%
   Dover Corp. ................................     10,300              388,619
   Federal Signal Corp. .......................     45,100              825,781
   GrafTech International Ltd.* ...............     49,100              523,406
   ITT Industries, Inc. .......................      6,700              529,970
   Spartech Corp. .............................     35,400              857,742
   York International Corp. ...................     14,300              465,608
                                                                   ------------
                                                                      3,591,126
                                                                   ------------
METALS & MINING--0.8%
   Freeport-McMoRan Copper &
   Gold, Inc., Class B ........................      9,400              353,722
                                                                   ------------


                                                  Number
                                                 of Shares            Value
                                                 ---------         ------------

OIL & GAS EXPLORATION--1.6%
   Kerr-McGee Corp. ...........................      4,900         $    258,622
   Vintage Petroleum, Inc. ....................     27,000              442,800
                                                                   ------------
                                                                        701,422
                                                                   ------------
OIL SERVICES--3.9%
   Diamond Offshore Drilling, Inc. ............     16,000              406,720
   ENSCO International, Inc. ..................     27,100              790,236
   Nabors Industries Ltd.* ....................     12,200              538,020
                                                                   ------------
                                                                      1,734,976
                                                                   ------------
PAPER FOREST PRODUCTS & PACKAGING--1.9%
   Pactiv Corp.* ..............................      9,200              217,580
   Sealed Air Corp.* ..........................     12,600              618,912
                                                                   ------------
                                                                        836,492
                                                                   ------------
PUBLISHING--3.2%
   Lamar Advertising Co.* .....................     15,505              677,413
   Media General, Inc., Class A ...............      5,700              331,683
   Valassis Communications, Inc.* .............     15,000              423,900
                                                                   ------------
                                                                      1,432,996
                                                                   ------------
REAL ESTATE--3.0%
   Maguire Properties, Inc. (REIT) ............     16,025              394,215
   St. Joe Co., (The) .........................      9,300              450,120
   Ventas, Inc. (REIT) ........................     19,025              520,334
                                                                   ------------
                                                                      1,364,669
                                                                   ------------
RECREATIONAL PRODUCTS - TOYS--0.6%
   WMS Industries, Inc.* ......................     13,575              274,351
                                                                   ------------
RESTAURANTS--1.5%
   Wendy's International, Inc. ................     19,600              673,652
                                                                   ------------
RETAIL - HARD GOODS--3.0%
   Hollywood Entertainment Corp.* .............     45,100              455,059
   Michaels Stores, Inc. ......................     15,800              905,814
                                                                   ------------
                                                                      1,360,873
                                                                   ------------
RETAIL - SOFT GOODS--2.1%
   Abercrombie & Fitch Co.,
     Class A ..................................      8,800              246,400
   Foot Locker, Inc. ..........................     31,300              700,181
                                                                   ------------
                                                                        946,581
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

44 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 MID CAP VALUE FUND (concluded)                         PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares            Value
                                                 ---------         ------------

SAVINGS & LOANS--1.3%
   People's Bank ..............................      7,700         $    254,023
   Westcorp ...................................      7,700              316,239
                                                                   ------------
                                                                        570,262
                                                                   ------------
SERVICES - BUSINESS--1.0%
   Sirva, Inc.* ...............................     21,300              451,134
                                                                   ------------
TELECOMMUNICATIONS--1.5%
   CenturyTel, Inc. ...........................     21,200              682,428
                                                                   ------------
TOBACCO--0.6%
   Loews Corp. - Carolina Group ...............     11,400              281,352
                                                                   ------------
TRUCKING--0.8%
   Laidlaw International, Inc.* ...............     23,400              367,380
                                                                   ------------
UTILITIES - ELECTRIC--3.8%
   Constellation Energy Group, Inc. ...........      9,300              382,230
   NSTAR ......................................      4,900              239,120
   PPL Corp. ..................................      6,800              325,244
   Sierra Pacific Resources* ..................     90,300              776,580
                                                                   ------------
                                                                      1,723,174
                                                                   ------------
     TOTAL COMMON STOCK
       (Cost $37,504,751) .....................                      43,236,389
                                                                   ------------


                                                  Number
                                                 of Shares            Value
                                                 ---------         ------------

SHORT TERM INVESTMENTS--33.1%
   PNC Money Market
     Deposit Account
     1.150% 09/01/04 ..........................  9,074,956         $  9,074,956
   Galaxy Institutional Money
     Market Fund
     Fund 1.370% 09/01/04 .....................  2,922,308            2,922,308
   Wilmington Money Market Fund
     0.773% 09/01/04 ..........................  2,922,308            2,922,308
                                                                   ------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $14,919,572) .....................                      14,919,572
                                                                   ------------
TOTAL INVESTMENTS--129.1%
   (Cost $52,424,323) .........................                      58,155,961
                                                                   ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(29.1)% ......................                     (13,096,998)
                                                                   ------------
NET ASSETS--100.0% ...........................                     $ 45,058,963
                                                                   ============

----------
* -- Non-income producing.
ADR -- American Depository Receipt.
REIT -- Real Estate Investment Trust.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2004 | 45

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ALL-CAP VALUE FUND                                     PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares              Value
                                                 ---------           ----------

COMMON STOCK--93.4%
AIR TRANSPORT--0.4%
   ExpressJet Holdings, Inc.* .................      2,310           $   24,833
                                                                     ----------
APPAREL--4.0%
   Jones Apparel Group, Inc. ..................      1,730               61,744
   Liz Claiborne, Inc. ........................      1,690               64,338
   Polo Ralph Lauren Corp. ....................        605               22,101
   Reebok International Ltd. ..................      1,730               58,768
   V. F. Corp. ................................        535               26,397
                                                                     ----------
                                                                        233,348
                                                                     ----------
BEVERAGES--0.5%
   Constellation Brands, Inc.,
     Class A* .................................        790               29,048
                                                                     ----------
BUILDING MATERIALS--1.2%
   Makita Corp. - ADR .........................      3,270               48,756
   Watsco, Inc. ...............................        815               23,700
                                                                     ----------
                                                                         72,456
                                                                     ----------
CLOSED END INVESTMENT COMPANIES--0.7%
   Apollo Investment Corp.* ...................      2,660               37,320
   Morgan Stanley Asia-Pacific Fund,
     Inc. .....................................        360                3,996
                                                                     ----------
                                                                         41,316
                                                                     ----------
COMPUTER EQUIPMENT & SERVICES--3.0%
   Global Payments, Inc. ......................      1,015               45,026
   GTECH Holdings Corp. .......................      3,380               79,430
   Hewlett-Packard Co. ........................      2,745               49,108
                                                                     ----------
                                                                        173,564
                                                                     ----------
COMPUTER SOFTWARE--0.5%
   Microsoft Corp. ............................      1,040               28,392
                                                                     ----------
CONSUMER PRODUCTS--0.9%
   Blyth, Inc. ................................        845               25,359
   National Presto Industries, Inc. ...........        650               26,455
                                                                     ----------
                                                                         51,814
                                                                     ----------
DIVERSIFIED OPERATIONS--0.1%
   Viad Corp. .................................        345                8,215
                                                                     ----------


                                                  Number
                                                 of Shares              Value
                                                 ---------           ----------

ELECTRONICS--0.3%
   Amphenol Corp., Class A ....................        640           $   19,238
                                                                     ----------
FINANCIAL SERVICES--9.7%
   BKF Capital Group, Inc.* ...................        605               16,783
   Countrywide Financial Corp. ................      5,424              192,823
   Fannie Mae .................................        985               73,333
   Freddie Mac ................................      2,105              141,288
   Leucadia National Corp. ....................        920               49,680
   MCG Capital Corp. ..........................        875               15,137
   MoneyGram International, Inc.* .............      1,330               22,211
   Wesco Financial Corp. ......................        160               55,360
                                                                     ----------
                                                                        566,615
                                                                     ----------
FOODS--1.2%
   Lancaster Colony Corp. .....................      1,015               41,899
   Nestle S.A. - ADR ..........................        470               27,753
                                                                     ----------
                                                                         69,652
                                                                     ----------
HEALTH CARE - DRUGS--6.2%
   Bristol-Myers Squibb Co. ...................      1,480               35,120
   Johnson & Johnson ..........................        435               25,273
   Merck & Co., Inc. ..........................      1,150               51,716
   Pfizer, Inc. ...............................      4,966              162,239
   Shire Pharmaceuticals Group
     PLC - ADR* ...............................      3,290               85,277
                                                                     ----------
                                                                        359,625
                                                                     ----------
HEALTH CARE - SERVICES--2.4%
   Lincare Holdings, Inc.* ....................      1,655               53,192
   Renal Care Group, Inc.* ....................      2,745               86,934
                                                                     ----------
                                                                        140,126
                                                                     ----------
HEALTH CARE - SUPPLIES--2.6%
   Alcon, Inc. ................................        520               38,917
   Becton, Dickinson and Co. ..................      1,270               61,112
   C.R. Bard, Inc. ............................        930               52,173
                                                                     ----------
                                                                        152,202
                                                                     ----------
INSURANCE - LIFE--1.0%
   Scottish Re Group Ltd. .....................      2,640               56,074
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

46 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALL-CAP VALUE FUND (continued)                          PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares              Value
                                                 ---------           ----------

INSURANCE - OTHER--17.2%
   ACE Ltd. ...................................      4,450           $  171,547
   Alleghany Corp.* ...........................        416              108,164
   Allmerica Financial Corp.* .................      1,770               51,330
   Assurant, Inc.* ............................      1,655               43,924
   Assured Guaranty Ltd. ......................      3,768               60,401
   IPC Holdings Ltd. ..........................      2,140               77,661
   MBIA, Inc. .................................      1,970              112,822
   Merchants Group, Inc. ......................         70                1,690
   Millea Holdings, Inc. - ADR ................        270               18,571
   PartnerRe Ltd. .............................        345               17,709
   Quanta Capital Holdings Ltd.* ..............      6,385               58,998
   Radian Group, Inc. .........................      2,260              100,118
   White Mountains Insurance
     Group Ltd. ...............................        295              148,364
   Willis Group Holdings Ltd. .................        870               30,424
                                                                     ----------
                                                                      1,001,723
                                                                     ----------
MANUFACTURING--1.0%
   Tyco International Ltd. ....................      1,815               56,846
                                                                     ----------
MEDIA & ENTERTAINMENT--1.7%
   4Kids Entertainment, Inc.* .................        765               13,334
   Liberty Media Corp., Class A* ..............      5,044               44,942
   Liberty Media International, Inc.,
     Class A* .................................      1,120               37,849
                                                                     ----------
                                                                         96,125
                                                                     ----------
METALS & MINING--1.0%
   CONSOL Energy, Inc. ........................      1,805               57,904
                                                                     ----------
OIL & GAS - INTEGRATED MAJORS--2.5%
   Eni S.p.A. - ADR ...........................        480               49,382
   Petroleo Brasileiro S.A. - ADR .............      1,445               44,434
   Royal Dutch Petroleum Co. - ADR ............        965               48,916
                                                                     ----------
                                                                        142,732
                                                                     ----------
OIL & GAS - REFINING & MARKETING--1.2%
   Marathon Oil Corp. .........................      1,960               71,089
                                                                     ----------
OIL & GAS EXPLORATION--5.8%
   Anadarko Petroleum Corp. ...................      1,575               93,271
   Burlington Resources, Inc. .................      1,035               37,498
   EOG Resources, Inc. ........................        710               41,017


                                                  Number
                                                 of Shares              Value
                                                 ---------           ----------

OIL & GAS EXPLORATION--(CONTINUED)
   Kerr-McGee Corp. ...........................      1,270           $   67,031
   Occidental Petroleum Corp. .................      1,970              101,750
                                                                     ----------
                                                                        340,567
                                                                     ----------
REAL ESTATE--6.1%
   Affordable Residential
     Communities (REIT) .......................        790               12,245
   American Financial Realty Trust
     (REIT) ...................................      3,015               42,361
   American Financial Realty Trust
     144A (REIT) ..............................      2,850               40,042
   Ashford Hospitality Trust (REIT) ...........      1,600               13,760
   Consolidated-Tomoka Land Co. ...............        390               14,044
   Diamondrock Hospitality Co.
     144A (REIT) ..............................      2,070               20,700
   Fieldstone Investment Corp.
     (REIT) 144A ..............................      1,175               19,094
   Friedman, Billings, Ramsey Group, Inc.,
     Class A (REIT) ...........................      3,339               62,940
   KKR Financial Corp. (REIT) 144A ............      1,580               15,800
   Luminent Mortgage Capital, Inc.
     (REIT) ...................................        610                7,387
   Luminent Mortgage Capital, Inc.
     144A (REIT) ..............................        685                8,295
   Medical Property Trust 144A
     (REIT)....................................        950                9,500
   National Health Investors, Inc.
     (REIT) ...................................      1,410               40,664
   Provident Senior Trust 144A ................      1,725               25,875
   Ventas, Inc. (REIT) ........................        790               21,607
                                                                     ----------
                                                                        354,314
                                                                     ----------
RECREATIONAL PRODUCTS - TOYS--0.9%
   Mattel, Inc. ...............................      3,205               51,568
                                                                     ----------
RESTAURANTS--0.9%
   CEC Entertainment, Inc.* ...................        550               18,519
   Yum! Brands, Inc.* .........................        800               31,768
                                                                     ----------
                                                                         50,287
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2004 | 47

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ALL-CAP VALUE FUND (continued)                         PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares              Value
                                                 ---------           ----------

RETAIL - HARD GOODS--2.7%
   Barnes & Noble, Inc.* ......................      1,905           $   65,837
   Borders Group, Inc.* .......................      1,425               34,058
   Hollywood Entertainment Corp.* .............      4,360               43,992
   Home Depot, Inc., (The) ....................        375               13,710
                                                                     ----------
                                                                        157,597
                                                                     ----------
RETAIL - SOFT GOODS--1.3%
   Abercrombie & Fitch Co., Class A* ..........      1,400               39,200
   BJ's Wholesale Club, Inc. ..................        745               18,864
   Claire's Stores, Inc. ......................        795               19,350
                                                                     ----------
                                                                         77,414
                                                                     ----------
SERVICES - BUSINESS--1.5%
   D & B Corp.* ...............................        735               40,528
   Harland (John H.) Co. ......................      1,660               48,787
                                                                     ----------
                                                                         89,315
                                                                     ----------
TELECOMMUNICATIONS--3.6%
   AT&T Wireless Services, Inc.* ..............      4,040               59,065
   CenturyTel, Inc. ...........................      2,580               83,050
   Vodafone Group PLC - ADR ...................      1,220               27,938
   West Corp.* ................................      1,595               41,119
                                                                     ----------
                                                                        211,172
                                                                     ----------
TELECOMMUNICATIONS EQUIPMENT--1.4%
   Nokia Oyj - ADR ............................      2,500               29,700
   Tellabs, Inc.* .............................      5,700               51,699
                                                                     ----------
                                                                         81,399
                                                                     ----------
TOBACCO--6.7%
   Loews Corp. ................................      2,720              154,496
   Universal Corp. ............................        965               43,550
   UST, Inc. ..................................      4,775              191,573
                                                                     ----------
                                                                        389,619
                                                                     ----------
UTILITIES - ELECTRIC--2.1%
   Korea Electric Power (KEPCO)
     Corp. - ADR ..............................      5,085               51,053
   Sierra Pacific Resources* ..................      8,395               72,197
                                                                     ----------
                                                                        123,250
                                                                     ----------


                                                  Number
                                                 of Shares              Value
                                                 ---------           ----------

UTILITIES - GAS & WATER--1.1%
   El Paso Corp. ..............................      7,700           $   62,986
                                                                     ----------
     TOTAL COMMON STOCK
       (Cost $4,627,180) ......................                       5,442,425
                                                                     ----------
PREFERRED STOCK--1.4%
BUILDING & CONSTRUCTION--0.3%
   Fleetwood Capital Trust 6.0%
     10/10/03 $51.12 ..........................        395               16,195
                                                                     ----------
FOODS--0.1%
   Constellation Brands, Inc. 5.75%
     09/01/06 .................................        215                6,839
                                                                     ----------
INSURANCE - OTHER--0.8%
   Hartford Financial Services Group,
     Inc., (The) 7.00% 8/16/06 ................        180               10,856
   Scottish Re Group 5.875%
     05/21/07 .................................        300                8,058
   UnumProvident Corp. 8.25%
     5/15/06 ..................................        815               27,221
                                                                     ----------
                                                                         46,135
                                                                     ----------
OFFICE EQUIPMENT & SUPPLIES--0.2%
   Xerox Corp. 6.25% 07/01/06 .................        105               13,009
                                                                     ----------
     TOTAL PREFERRED STOCK
       (Cost $66,647) .........................                          82,178
                                                                     ----------


                                                   Par
                                                  (000)
                                               -----------
CORPORATE BONDS--0.7%
   Sierra Pacific Resources 144A
     7.25% 02/14/10 ...........................       $ 19               40,565
                                                                     ----------
     TOTAL CORPORATE BONDS
       (Cost $19,340) .........................                          40,565
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

48 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ALL-CAP VALUE FUND (concluded)                         PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                  Number
                                                 of Shares             Value
                                                 ---------           ----------

RIGHTS/WARRANTS--0.2%
BANKS - MAJOR--0.2%
   Citigroup, Inc. Litigation Tracking
     Warrants .................................      8,840           $   12,199
                                                                     ----------
     TOTAL RIGHTS/WARRANTS
       (Cost $10,070) .........................                          12,199
                                                                     ----------
SHORT TERM INVESTMENTS--7.1%
   Galaxy Institutional Money
     Market Fund
     1.370% 09/01/04 ..........................    301,438              301,438
   Wilmington Money Market Fund
     0.773% 09/01/04 ..........................    109,522              109,522
                                                                     ----------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $410,960) ........................                         410,960
                                                                     ----------


                                                  Number
                                               of Contracts            Value
                                               ------------          ----------

OPTIONS--(0.5%)
   El Paso Corp. Call Option
     $7.00 expires 01/21/05 ...................        (53)          $   (8,204)
   El Paso Corp. Call Option
     $7.00 expires 03/18/05 ...................        (24)              (4,014)
   GTECH Holdings Corp.
     Call Option $22.5
     expires 01/21/05 .........................        (14)              (3,091)
   Nokia Oyj Call Option
     $12.5 expires 07/15/05 ...................        (25)              (2,681)
   Tellabs, Inc. Call Option
     $7.50 expires 01/22/05 ...................        (57)             (11,543)
                                                                     ----------
     TOTAL OPTIONS
       (Cost $(31,266)) .......................                         (29,533)
                                                                     ----------
TOTAL INVESTMENTS--102.3%
   (Cost $5,102,931) ..........................                       5,958,794
                                                                     ----------
LIABILITIES IN EXCESS
   OF OTHER ASSETS--(2.3)% ....................                        (132,059)
                                                                     ----------
NET ASSETS--100.0% ............................                      $5,826,735
                                                                     ==========

----------
* -- Non-income producing.
ADR -- American Depository Receipt.
144A -- Security was  purchased  pursuant to Rule 144A under  Securities  Act of
        1933 and may not be resold subject to that rule except to qualified institutional buyers. As of August 31, 2004, these sucurities amounted to 3.09% of net assets.
REIT -- Real Estate Investment Trust.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2004 | 49

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------


                                                               SMALL CAP     LONG/SHORT    LARGE CAP     MID CAP      ALL-CAP
                                                             VALUE FUND II   EQUITY FUND  VALUE FUND   VALUE FUND   VALUE FUND
                                                             -------------   -----------  ----------   ----------   ----------
ASSETS
   Investments, at value (cost--$412,076,097,
     $74,928,678, $43,574,961, $52,424,323 and
     $5,134,197 respectively) .............................  $461,772,333   $ 75,637,016  $50,185,347  $58,155,961  $5,988,327
   Cash ...................................................            --          4,737           --           --          --
   Receivable from Investment Advisor .....................            --             --           --           --      13,571
   Deposits with brokers for securities sold short ........            --     27,832,023           --           --          --
   Receivable for investments sold ........................       244,615      3,416,292           --      239,058       8,188
   Receivable for Fund shares sold. .......................       103,213         34,071       23,847           68      44,748
   Dividends and interest receivable ......................       226,895        211,773       57,703       37,741       4,400
   Prepaid expenses and other assets ......................        45,559         14,443       10,682       13,405      14,089
                                                             ------------   ------------  -----------  -----------  ----------
     Total assets .........................................   462,392,615    107,150,355   50,277,579   58,446,233   6,073,323
                                                             ------------   ------------  -----------  -----------  ----------
LIABILITIES
   Payable for investments purchased ......................       654,054      1,981,740           --       91,922     186,243
   Securities sold-short (proceeds $36,817,567) ...........            --     32,288,588           --           --          --
   Options written, at value (premiums received $31,266) ..            --             --           --          --       29,533
   Payable to Investment Adviser ..........................       489,639        129,524       21,151       24,975          --
   Payable for Fund shares redeemed .......................       394,805         64,425       31,927   13,216,361          --
   Other accrued expenses and liabilities .................       225,216         67,008       46,215       54,012      30,812
   Payable for dividends on securities sold-short .........            --          3,807           --           --          --
                                                             ------------   ------------  -----------  -----------  ----------
     Total liabilities ....................................     1,763,714     34,535,092       99,293   13,387,270     246,588
                                                             ------------   ------------  -----------  -----------  ----------
NET ASSETS
   Capital stock, $0.001 par value ........................        20,376          4,945        3,951        3,425         439
   Paid-in capital ........................................   367,208,064     75,481,709   46,461,946   32,644,979   4,696,614
   Undistributed net investment income ....................            --             --      355,715       30,352       9,757
   Accumulated net realized gain/(loss) from investments
     and foreign exchange transactions, if any ............    43,704,225     (8,108,708)  (3,253,712)   6,648,569     264,062
   Net unrealized appreciation on investments and foreign
     exchange transactions, if any. .......................    49,696,236        708,338    6,610,386    5,731,638     855,863
   Net unrealized appreciation on investments sold short ..            --      4,528,979           --           --          --
                                                             ------------   ------------  -----------  -----------  ----------
   Net assets .............................................  $460,628,901   $ 72,615,263  $50,178,286  $45,058,963  $5,826,735
                                                             ============   ============  ===========  ===========  ==========
INSTITUTIONAL CLASS
   Net assets .............................................  $133,060,084   $ 58,293,057  $42,065,987  $42,239,956  $5,177,362
                                                             ------------   ------------  -----------  -----------  ----------
   Shares outstanding .....................................     5,835,170      3,964,957    3,320,569    3,208,848     389,682
                                                             ------------   ------------  -----------  -----------  ----------
   Net asset value, offering and redemption
     price per share ......................................        $22.80         $14.70       $12.67       $13.16      $13.29
                                                             ============   ============  ===========  ===========  ==========
INVESTOR CLASS
   Net assets .............................................  $327,568,817   $ 14,322,206  $ 8,112,299  $ 2,819,007  $  649,373
                                                             ------------   ------------  -----------  -----------  ----------
   Shares outstanding .....................................    14,541,239        979,721      630,651      216,541      48,968
                                                             ------------   ------------  -----------  -----------  ----------
   Net asset value, offering and redemption
     price per share ......................................        $22.53         $14.62       $12.86       $13.02      $13.26
                                                             ============   ============  ===========  ===========  ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

50 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------


                                                      SMALL CAP    LONG/SHORT      LARGE CAP     MID CAP      ALL-CAP
                                                    VALUE FUND II  EQUITY FUND    VALUE FUND   VALUE FUND   VALUE FUND
                                                    -------------  -----------    ----------   ----------   ----------
INVESTMENT INCOME
   Dividends 1 ...................................   $ 4,570,692   $   548,672    $  891,277   $   625,929  $  75,910
   Interest ......................................            --           448            88            --      1,307
                                                     -----------   -----------    ----------   -----------  ---------
                                                       4,570,692       549,120       891,365       625,929     77,217
                                                     -----------   -----------    ----------   -----------  ---------
   Advisory fees .................................     5,923,228     1,624,185       388,598       469,007     44,027
   Administration fees and expenses ..............       571,609       103,022        83,394        85,489     75,336
   Administrative services fees ..................        44,732         6,864         4,919         5,571        414
   Transfer agent fees and expenses ..............       180,086        83,561        74,385        75,890     72,079
   Custodian fees and expenses ...................        57,990        43,069        17,286        18,234     23,556
   Printing ......................................        49,338         8,254         8,980        18,139        712
   Federal and state registration fees ...........        35,574        24,948        22,226        23,498     24,236
   Audit and legal fees ..........................       120,942        25,703        22,504        29,242     12,914
   Distribution fees .............................       846,938        35,347        17,518         9,294        691
   Directors' and Officer's fees and expenses ....        45,387         8,271         5,961         7,239        978
   Insurance .....................................        22,199         4,828         3,091         3,493        183
   Dividend expense ..............................            --       375,054            --            --         --
   Other .........................................           915           915           732           677      1,007
                                                     -----------   -----------    ----------   -----------  ---------
     Total expenses before waivers and
       reimbursements ............................     7,898,938     2,344,021       649,594       745,773    256,133
     Less: waivers and reimbursements ............            --      (128,969)     (113,946)     (150,220)  (200,408)
                                                     -----------   -----------    ----------   -----------  ---------
     Total expenses after waivers and
       reimbursements ............................     7,898,938     2,215,052       535,648       595,553     55,725
                                                     -----------   -----------    ----------   -----------  ---------
   Net investment income/(loss) ..................    (3,328,246)   (1,665,932)      355,717        30,376     21,492
                                                     -----------   -----------    ----------   -----------  ---------
NET REALIZED AND UNREALIZED  GAIN/(LOSS)
   ON INVESTMENTS
   Net realized  gain/(loss) from:
     Investments .................................    52,836,308    20,799,826     4,311,506    10,307,118    315,617
     Investments sold short ......................            --   (15,593,975)           --            --         --
     Foreign currency related transactions .......            --            42            --            --         --
   Net change in unrealized appreciation/
     (depreciation) on:
     Investments .................................     3,428,711    (1,907,109)    4,174,456    (2,720,095)   461,867
                                                     -----------   -----------    ----------   -----------  ---------
   Net realized and unrealized gain from
     investments .................................    56,265,019     3,298,784     8,485,962     7,587,023    777,484
                                                     -----------   -----------    ----------   -----------  ---------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS ..................................   $52,936,773   $ 1,632,852    $8,841,679   $ 7,617,399  $ 798,976
                                                     ===========   ===========    ==========   ===========  =========

----------
1  Net of foreign taxes of $19,535, $3,078, $6,845, $717 and $1,480 for the Small Cap Value Fund II, Long/Short Equity
   Fund, Large Cap Value Fund, Mid Cap Value Fund and All-Cap Value Fund, respectively.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2004 | 51

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                SMALL CAP VALUE FUND II        LONG/SHORT EQUITY FUND
                                                            ------------------------------- -------------------------------
                                                                FOR THE         FOR THE        FOR THE         FOR THE
                                                              YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                            AUGUST 31, 2004 AUGUST 31, 2003 AUGUST 31, 2004 AUGUST 31, 2003
                                                            --------------- --------------- --------------- ---------------
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) .........................    $ (3,328,246)   $(1,928,867)    $(1,665,932)   $ (2,007,713)
   Net realized gain/(loss) from investments and
     foreign exchange transactions, if any ..............      52,836,308       5,302,281      5,205,893     (12,815,174)
   Net change in unrealized appreciation from investments       3,428,711      65,896,478     (1,907,109)     13,245,664
                                                             ------------    ------------    -----------    ------------
   Net increase/(decrease) in net assets resulting from
     operations .........................................      52,936,773      69,269,892      1,632,852      (1,577,223)
                                                             ------------    ------------    -----------    ------------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares ...........              --              --             --              --
   Net investment income Investor shares ................              --              --             --              --
   Net realized capital gains Institutional shares ......      (1,196,652)        (13,998)            --      (2,067,148)
   Net realized capital gains Investor shares ...........      (2,970,276)        (57,054)            --      (1,519,486)
   Tax return of capital Institutional shares ...........                              --                       (807,035)
   Tax return of capital Investor shares ................                              --                       (508,389)
                                                             ------------    ------------    -----------    ------------
   Total dividends and distributions to shareholders ....      (4,166,928)        (71,052)            --      (4,902,058)
                                                             ------------    ------------    -----------    ------------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 4) ................      33,882,663      14,463,939     (1,749,267)    (36,024,347)
                                                             ------------    ------------    -----------    ------------
   Total increase/(decrease) in net assets ..............      82,652,508      83,662,779       (116,415)    (42,503,628)
                                                             ------------    ------------    -----------    ------------
   NET ASSETS
   Beginning of period ..................................     377,976,393     294,313,614     72,731,678     115,235,306
                                                             ------------    ------------    -----------    ------------
   End of period* .......................................    $460,628,901    $377,976,393    $72,615,263    $ 72,731,678
                                                             ============    ============    ===========    ============



                                                               LARGE CAP VALUE FUND              MID CAP VALUE FUND
                                                            -------------- --------------- --------------- ---------------
                                                              FOR THE         FOR THE         FOR THE         FOR THE
                                                            YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                           AUGUST 31, 2004 AUGUST 31, 2003 AUGUST 31, 2004 AUGUST 31, 2003
                                                           --------------- --------------- --------------- ---------------
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) .........................   $   355,717     $   456,136    $     30,376      $   293,385
   Net realized gain/(loss) from investments and
     foreign exchange transactions, if any ..............     4,311,506      (5,079,850)     10,307,118       (2,354,765)
   Net change in unrealized appreciation from investments     4,174,456       7,821,931      (2,720,095)      12,356,003
                                                            -----------     -----------    ------------      -----------
   Net increase/(decrease) in net assets resulting from
     operations .........................................     8,841,679       3,198,217       7,617,399       10,294,623
                                                            -----------     -----------    ------------      -----------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares ...........      (415,914)       (262,849)       (282,692)          (1,576)
   Net investment income Investor shares ................       (40,176)        (26,147)        (10,717)              --
   Net realized capital gains Institutional shares ......            --        (380,478)             --               --
   Net realized capital gains Investor shares ...........            --         (56,805)             --               --
   Tax return of capital Institutional shares ...........                            --                               --
   Tax return of capital Investor shares ................                            --                               --
                                                            -----------     -----------    ------------      -----------
   Total dividends and distributions to shareholders ....      (456,090)       (726,279)       (293,409)          (1,576)
                                                            -----------     -----------    ------------      -----------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 4) ................    (7,045,262)     (6,593,547)    (22,476,157)      (6,386,579)
                                                            -----------     -----------    ------------      -----------
   Total increase/(decrease) in net assets ..............     1,340,327      (4,121,609)    (15,152,167)       3,906,468
                                                            -----------     -----------    ------------      -----------
   NET ASSETS
   Beginning of period ..................................    48,837,959      52,959,568      60,211,130       56,304,662
                                                            -----------     -----------    ------------      -----------
   End of period* .......................................   $50,178,286     $48,837,959    $ 45,058,963      $60,211,130
                                                            ===========     ===========    ============      ===========




                                                                     ALL-CAP VALUE FUND
                                                            ----------------------------------
                                                               FOR THE            FOR THE
                                                             YEAR ENDED         YEAR ENDED
                                                            AUGUST 31, 2004    AUGUST 31, 2003
                                                            ---------------    ---------------
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) .........................     $   21,492          $   15,648
   Net realized gain/(loss) from investments and
     foreign exchange transactions, if any ..............        315,617             (42,196)
   Net change in unrealized appreciation from investments        461,867             479,313
                                                              ----------          ----------
   Net increase/(decrease) in net assets resulting from
     operations .........................................        798,976             452,765
                                                              ----------          ----------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares ...........        (20,303)             (6,990)
   Net investment income Investor shares ................           (385)               (181)
   Net realized capital gains Institutional shares ......             --                  --
   Net realized capital gains Investor shares ...........             --                  --
   Tax return of capital Institutional shares ...........                                 --
   Tax return of capital Investor shares ................                                 --
                                                              ----------          ----------
   Total dividends and distributions to shareholders ....        (20,688)             (7,171)
                                                              ----------          ----------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 4) ................      2,052,711             656,211
                                                              ----------          ----------
   Total increase/(decrease) in net assets ..............      2,830,999           1,101,805
                                                              ----------          ----------
   NET ASSETS
   Beginning of period ..................................      2,995,736           1,893,931
                                                              ----------          ----------
   End of period* .......................................     $5,826,735          $2,995,736
                                                              ==========          ==========

   *Includes undistributed net investment income/(loss) as follows:


                                             FOR THE              FOR THE
                                           YEAR ENDED           YEAR ENDED
                                         AUGUST 31, 2004      AUGUST 31, 2003
                                         ---------------      ---------------
   Small Cap Value Fund II ...........      $     --            $     --
   Long/Short Equity Fund ............            --                 (80)
   Large Cap Value Fund ..............       355,715             456,088
   Mid Cap Value Fund Fund ...........        30,352             293,405
   All-Cap Value Fund ................         9,757               8,953


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

52 and 53 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                             PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------





                              NET                                   DIVIDENDS TO   DISTRIBUTIONS TO   DISTRIBUTIONS TO
                             ASSET                  NET REALIZED    SHAREHOLDERS     SHAREHOLDERS       SHAREHOLDERS
                             VALUE,       NET      AND UNREALIZED     FROM NET         FROM NET             FROM
                           BEGINNING   INVESTMENT  GAIN/(LOSS) ON    INVESTMENT        REALIZED          TAX RETURN     REDEMPTION
                           OF PERIOD  INCOME/(LOSS) INVESTMENTS        INCOME           GAINS            OF CAPITAL        FEES
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND II
-----------------------

  INSTITUTIONAL CLASS
  8/31/04                    $20.19    $(0.12)**      $ 2.92**        $   --            $(0.20)            $   --          $0.01**
  8/31/03                     15.71     (0.09)**        4.55**            --                -- 3               --           0.02**
  8/31/02                     17.17     (0.13)**       (1.23)**           --             (0.21)                --           0.11**
  8/31/01                     11.39     (0.05)**        6.05**            --             (0.29)                --           0.07**
  8/31/00                      8.67     (0.01)          2.73              --                --                 --             --

  INVESTOR CLASS
  8/31/04                    $20.00    $(0.18)**      $ 2.90**        $   --            $(0.20)            $   --          $0.01**
  8/31/03                     15.61     (0.12)**        4.49**            --                -- 3               --           0.02**
  8/31/02                     17.09     (0.17)**       (1.21)**           --             (0.21)                --           0.11**
  8/31/01                     11.36     (0.09)**        6.04**            --             (0.29)                --           0.07**
  8/31/00                      8.65     (0.03)          2.74              --                --                 --             --

------------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND
----------------------

  INSTITUTIONAL CLASS
  8/31/04                    $14.31    $(0.32)**      $ 0.69**        $   --            $   --             $   --          $0.02**
  8/31/03                     15.17     (0.28)**        0.10**            --             (0.51)             (0.20)          0.03**
  8/31/02                     15.88      0.05**        (0.31)**        (0.02)            (0.50)                --           0.07**
  8/31/01                     10.57      0.07**         5.14**         (0.13)               --                 --           0.23**
  8/31/00                      9.46      0.13           1.12           (0.14)               --                 --             --

  INVESTOR CLASS
  8/31/04                    $14.27    $(0.36)**      $ 0.69**        $   --            $   --             $   --          $0.02**
  8/31/03                     15.13     (0.31)**        0.10**            --             (0.51)             (0.17)          0.03**
  8/31/02                     15.87      0.04**        (0.33)**        (0.01)            (0.50)                --           0.06**
  8/31/01                     10.57      0.03**         5.18**         (0.11)               --                 --           0.20**
  8/31/00                      9.43      0.11           1.16           (0.13)               --                 --             --



                                                                  RATIO OF         RATIO OF           RATIO OF
                                                                 EXPENSES TO      EXPENSES TO        EXPENSES TO
                                                                 AVERAGE NET      AVERAGE NET        AVERAGE NET
                              NET                     NET        ASSETS WITH      ASSETS WITH      ASSETS WITHOUT
                             ASSET                  ASSETS,      WAIVERS AND      WAIVERS AND        WAIVERS AND
                             VALUE,     TOTAL       END OF     REIMBURSEMENTS   REIMBURSEMENTS     REIMBURSEMENTS
                           BEEND OF   INVESTMENT    PERIOD       (INCLUDING       (EXCLUDING         (EXCLUDING
                           OFPERIOD   RETURN 1,2     (000)    DIVIDEND EXPENSE) DIVIDEND EXPENSE)  DIVIDEND EXPENSE)
----------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND II
-----------------------

  INSTITUTIONAL CLASS
  8/31/04                    $22.80      13.96%    $133,060          1.49%                --%               --%
  8/31/03                     20.19      28.55       98,383          1.55                 --                --
  8/31/02                     15.71      (7.39)      40,475          1.55                 --                --
  8/31/01                     17.17      54.57       21,547          1.55                 --                --
  8/31/00                     11.39      31.43        1,965          1.55                 --                --

  INVESTOR CLASS
  8/31/04                    $22.53      13.69%    $327,569          1.74%                --%               --%
  8/31/03                     20.00      28.16      279,593          1.80                 --                --
  8/31/02                     15.61      (7.54)     253,838          1.79                 --                --
  8/31/01                     17.09      54.27      230,507          1.77                 --                --
  8/31/00                     11.36      31.33          382          1.77                 --                --

----------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND
----------------------

  INSTITUTIONAL CLASS
  8/31/04                    $14.70       2.73%    $ 58,293          3.02%              2.50%             2.68%
  8/31/03                     14.31      (1.13)      57,351          3.05               2.50              2.90
  8/31/02                     15.17      (1.17)      65,951          3.04               2.50              2.85
  8/31/01                     15.88      51.85       25,857          3.22               2.50              4.25
  8/31/00                     10.57      13.74        1,080          3.22               2.86             21.86

  INVESTOR CLASS
  8/31/04                    $14.62       2.45%    $ 14,322          3.27%              2.75%             2.93%
  8/31/03                     14.27      (1.32)      15,381          3.32               2.75              3.12
  8/31/02                     15.13      (1.44)      49,284          3.29               2.75              3.06
  8/31/01                     15.87      51.51       11,244          3.44               2.72              4.35
  8/31/00                     10.57      13.87          310          3.44               3.08             21.96




                                  RATIO OF        RATIOS OF NET
                                EXPENSES TO         INVESTMENT
                                AVERAGE NET         INCOME TO
                              ASSETS WITHOUT         AVERAGE
                                WAIVERS AND         NET ASSETS
                               REIMBURSEMENTS      WITH WAIVERS      PORTFOLIO
                                (INCLUDING             AND            TURNOVER
                             DIVIDEND EXPENSE)    REIMBURSEMENTS        RATE
------------------------------------------------------------------------------
SMALL CAP VALUE FUND II
-----------------------

  INSTITUTIONAL CLASS
  8/31/04                            1.49%             (0.53)%          47.06%
  8/31/03                            1.79              (0.54)           72.72
  8/31/02                            1.71              (0.76)          119.30
  8/31/01                            2.03              (0.32)           35.50
  8/31/00                           14.23              (0.18)          161.75

  INVESTOR CLASS
  8/31/04                            1.74%             (0.77)%          47.06%
  8/31/03                            2.04              (0.77)           72.72
  8/31/02                            1.92              (1.00)          119.30
  8/31/01                            2.13              (0.54)           35.50
  8/31/00                           14.33              (0.40)          161.75

------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND
----------------------

  INSTITUTIONAL CLASS
  8/31/04                            3.20%             (2.26)%         239.06%
  8/31/03                            3.44              (1.94)          282.36
  8/31/02                            3.39               0.30           219.52
  8/31/01                            4.97               0.46           332.25
  8/31/00                           22.22               1.12           363.34

  INVESTOR CLASS
  8/31/04                            3.45%             (2.50)%         239.06%
  8/31/03                            3.69              (2.13)          282.36
  8/31/02                            3.60               0.27           219.52
  8/31/01                            5.07               0.24           332.25
  8/31/00                           22.32               0.90           363.34

----------
** Calculated based on average shares outstanding for the period.
1 Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
2  Redemption fees are reflected in total return calculations.
3  Amount is less than $.01 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

54 and 55 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------



                            NET                                           DIVIDENDS TO    DISTRIBUTIONS TO      NET
                           ASSET                        NET REALIZED      SHAREHOLDERS      SHAREHOLDERS       ASSET
                          VALUE,           NET         AND UNREALIZED       FROM NET          FROM NET        VALUE,
                         BEGINNING     INVESTMENT      GAIN/(LOSS) ON      INVESTMENT         REALIZED        END OF
                         OF PERIOD    INCOME/(LOSS)      INVESTMENTS         INCOME             GAINS         PERIOD

---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------

  INSTITUTIONAL CLASS
  8/31/04                 $10.84         $ 0.09**          $ 1.84**             $(0.10)          $  --         $12.67
  8/31/03                  10.33           0.09**            0.57**              (0.06)           (0.09)        10.84
  8/31/02                  13.52           0.08**           (1.54)**             (0.12)           (1.61)        10.33
  8/31/01                  12.82           0.12**            1.10**              (0.13)           (0.39)        13.52
  8/31/00                  12.24           0.14              1.25                (0.11)           (0.70)        12.82

  INVESTOR CLASS
  8/31/04                 $11.01         $ 0.05**          $ 1.88**             $(0.08)          $  --         $12.86
  8/31/03                  10.50           0.07**            0.57**              (0.04)           (0.09)        11.01
  8/31/02                  13.73           0.04**           (1.56)**             (0.10)           (1.61)        10.50
  8/31/01                  13.02           0.09**            1.13**              (0.12)           (0.39)        13.73
  8/31/00                  12.36           0.10              1.27                (0.01)           (0.70)        13.02

---------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
------------------

  INSTITUTIONAL CLASS
  8/31/04                 $11.57         $ 0.01**          $ 1.65**             $(0.07)          $   --         $13.16
  8/31/03                   9.69           0.05**            1.83**                 -- 2             --          11.57
  8/31/02                  12.55           0.00**           (0.94)**             (0.06)           (1.86)          9.69
  8/31/01                  11.66           0.04**            0.91**              (0.06)           --             12.55
  8/31/00                  11.47           0.06              0.29                (0.02)           (0.14)         11.66

  INVESTOR CLASS
  8/31/04                 $11.43         $(0.02)**         $ 1.65**             $(0.04)          $   --         $13.02
  8/31/03                   9.58           0.02**            1.83**                 --               --          11.43
  8/31/02                  12.43          (0.02)**          (0.94)**             (0.03)           (1.86)          9.58
  8/31/01                  11.55           0.01**            0.91**              (0.04)              --          12.43
  8/31/00                  11.38           0.03              0.28                   --            (0.14)         11.55
---------------------------------------------------------------------------------------------------------------------------------



                                                         RATIO OF           RATIO OF            RATIOS OF NET
                                          NET           EXPENSES TO        EXPENSES TO           INVESTMENT
                                         ASSETS,        AVERAGE NET        AVERAGE NET        INCOME TO AVERAGE
                             TOTAL       END OF         ASSETS WITH      ASSETS WITHOUT          NET ASSETS          PORTFOLIO
                          INVESTMENT     PERIOD         WAIVERS AND        WAIVERS AND          WITH WAIVERS         TURNOVER
                           RETURN 1       (000)       REIMBURSEMENTS     REIMBURSEMENTS      AND REIMBURSEMENTS        RATE

-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------

  INSTITUTIONAL CLASS
  8/31/04                    17.87%     $ 42,066           1.00%              1.22%                 0.73%              47.21%
  8/31/03                     6.54        43,722           1.00               1.41                  0.94               81.13
  8/31/02                   (12.67)       45,067           1.00               1.40                  0.62               88.65
  8/31/01                     9.65        40,368           1.00               1.43                  0.89              105.71
  8/31/00                    11.99        39,897           1.00               1.43                  0.92              120.99

  INVESTOR CLASS
  8/31/04                    17.53%      $ 8,112           1.25%              1.47%                 0.43%              47.21%
  8/31/03                     6.22         5,116           1.25               1.66                  0.66               81.13
  8/31/02                   (12.87)        7,893           1.25               1.61                  0.37               88.65
  8/31/01                     9.45         3,746           1.22               1.53                  0.67              105.71
  8/31/00                    11.67         1,414           1.22               1.53                  0.70              120.99

-------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
------------------

  INSTITUTIONAL CLASS
  8/31/04                    14.39%     $ 42,240           1.00%              1.26%                 0.07%              67.40%
  8/31/03                    19.41        57,052           1.00               1.40                  0.55               77.87
  8/31/02                    (8.97)       50,073           1.00               1.33                  0.01               99.23
  8/31/01                     8.23       116,605           1.00               1.30                  0.29              234.52
  8/31/00                     3.21       152,696           1.00               1.24                  0.53              206.65

  INVESTOR CLASS
  8/31/04                    14.08%      $ 2,819           1.25%              1.51%                (0.18)%             67.40%
  8/31/03                    19.31         3,159           1.25               1.65                  0.21               77.87
  8/31/02                    (9.26)        6,232           1.25               1.57                 (0.18)              99.23
  8/31/01                     7.96         1,787           1.22               1.40                  0.07              234.52
  8/31/00                     2.90         1,929           1.22               1.34                  0.31              206.65
-------------------------------------------------------------------------------------------------------------------------------

----------
** Calculated based on average shares outstanding for the period.
1 Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.
2  Amount is less than $.01 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

56 and 57 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (continued)               PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
-------------------------------------------------------------------------------



                            NET                                         DIVIDENDS TO    DISTRIBUTIONS TO        NET
                           ASSET                       NET REALIZED     SHAREHOLDERS      SHAREHOLDERS         ASSET
                          VALUE,           NET        AND UNREALIZED      FROM NET          FROM NET          VALUE,
                         BEGINNING     INVESTMENT     GAIN/(LOSS) ON     INVESTMENT         REALIZED          END OF
                         OF PERIOD    INCOME/(LOSS)     INVESTMENTS        INCOME             GAINS           PERIOD

---------------------------------------------------------------------------------------------------------------------------------
ALL-CAP VALUE FUND
------------------

  INSTITUTIONAL CLASS
  8/31/04                 $10.82            $ 0.06        $ 2.48             $(0.07)           $ --            $13.29
  8/31/03                   9.45              0.06          1.34              (0.03)             --             10.82
  7/1/02* to 8/31/02       10.00                --         (0.55)                --              --              9.45

  INVESTOR CLASS
  8/31/04                 $10.80            $ 0.02        $ 2.48              (0.04)           $ --            $13.26
  8/31/03                   9.44              0.04          1.34              (0.02)             --             10.80
  7/1/02* to 8/31/02       10.00                --         (0.56)                --              --              9.44
---------------------------------------------------------------------------------------------------------------------------------



                                                            RATIO OF            RATIO OF            RATIOS OF NET
                                             NET           EXPENSES TO         EXPENSES TO           INVESTMENT
                                           ASSETS,         AVERAGE NET         AVERAGE NET        INCOME TO AVERAGE
                             TOTAL         END OF          ASSETS WITH       ASSETS WITHOUT          NET ASSETS          PORTFOLIO
                          INVESTMENT       PERIOD          WAIVERS AND         WAIVERS AND          WITH WAIVERS         TURNOVER
                           RETURN 1         (000)        REIMBURSEMENTS      REIMBURSEMENTS      AND REIMBURSEMENTS        RATE

----------------------------------------------------------------------------------------------------------------------------------
ALL-CAP VALUE FUND
------------------

  INSTITUTIONAL CLASS
  8/31/04                  23.50%           $5,177            1.25%               5.82%                  0.51%            27.40%
  8/31/03                  14.84             2,890            1.25                9.49                   0.62             38.36
  7/1/02* to 8/31/02       (5.50)            1,810            1.25 2             14.54 2                 0.16 2            6.61 2

  INVESTOR CLASS
  8/31/04                  23.13%           $  649            1.50%               5.84%                  0.14%            27.40%
  8/31/03                  14.63               106            1.50                9.88                   0.41             38.36
  7/1/02* to 8/31/02       (5.60)               84            1.50 2             15.34 2                (0.01) 2           6.61 2
----------------------------------------------------------------------------------------------------------------------------------

----------
*  Commencement of operations.
1 Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
2  Annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

58 and 59 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fourteen active investment portfolios, including Boston Partners Small Cap Value Fund II ("Small Cap Value Fund II"), Boston Partners Long/Short Equity Fund ("Long/Short Equity Fund"), Boston Partners Large Cap Value Fund ("Large Cap Value Fund"), Boston Partners Mid Cap Value Fund ("Mid Cap Value Fund") and Boston Partners All-Cap Value Fund ("All-Cap Value Fund") (each a "Fund", collectively the "Funds"). The Funds each offer two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of thirty billion shares of common stock of which 26.073 billion are currently classified into ninety-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families," seven of which have begun investment operations.

     PORTFOLIO VALUATION -- The Funds' net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask price prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. With the approval of the Company's Board of Directors, the Funds may use a pricing service, bank or broker/dealer experience in providing valuations to value the Funds' securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Funds' Valuation Committee as determined by procedures adopted by the Board of Directors.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("Repurchase Agreements"). The financial institutions with whom the Funds enter into Repurchase Agreements are banks and broker/dealers that Boston Partners Asset Management, LLC (the "Investment Adviser" or "Boston Partners") considers creditworthy. The seller under a Repurchase Agreement will be required to maintain the value of the securities as collateral, subject to the agreement, at not less than the repurchase price plus accrued interest. Boston Partners marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next day of business, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Funds to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities. There were no Repurchase Agreements outstanding as of August 31, 2004.


60 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Funds record security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Funds' investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     The  following  permanent  differences  as of August  31,  2004,  primarily
attributable  to  net  investment   loss  and   nondeductible   expenses,   were
reclassified to the following accounts:


                                                             INCREASE/(DECREASE)
                                     INCREASE/(DECREASE)         ACCUMULATED         INCREASE/(DECREASE)
                                        UNDISTRIBUTED           NET REALIZED             ADDITIONAL
                                       NET INVESTMENT            GAIN/(LOSS)               PAID-IN
                                        INCOME/(LOSS)          ON INVESTMENTS              CAPITAL
                                     -------------------     -------------------     -------------------
Small Cap Value Fund II                   $3,328,246             $(3,328,246)          $        --
Long/Short Equity Fund                     1,666,012                 (49,452)           (1,616,560)
Mid Cap Value Fund                               (20)                     --                    20


     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Funds' intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     SHORT SALES -- In the Long/Short Equity Fund and the All-Cap Value Fund, when the Investment Adviser believes that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at


                                                         ANNUAL REPORT 2004 | 61

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

     OPTIONS -- The All-Cap Value Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. The All-Cap Value Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

     The All-Cap Value Fund had transactions in options written during the year ended August 31, 2004 as follows:


                                                               NUMBER OF         PREMIUMS
                                                               CONTRACTS         RECEIVED
                                                               ---------         --------
Options outstanding at August 31, 2003                            54             $ 15,517
Options written                                                  173               31,266
Options terminated in closing purchase transactions               (7)              (1,925)
Options expired                                                   --                   --
Options exercised                                                (47)             (13,592)
                                                                ----             --------
Options outstanding at August 31, 2004                           173             $ 31,266
                                                                ====             ========

     FOREIGN CURRENCY TRANSLATION -- The books and records of the portfolios are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

     LINE OF CREDIT -- Each portfolio may borrow an amount up to its prospectus-defined limitations, from a committed line of credit available to the Funds in the Boston Partners Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate. The Boston Partners Fund Family paid an annual initiation fee of $5,000. Each Fund is allocated a portion of this fee based on its net assets relative to the net assets of the Boston Partners Fund Family. The Funds had no outstanding borrowings at August 31, 2004 or at any time during the year ended August 31, 2004.


62 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Boston Partners, a wholly owned subsidiary of Robeco, USA, serves as the Funds' Investment Adviser. For its advisory services, Boston Partners is entitled to receive 1.25% of the Small Cap Value Fund II's average daily net assets, 2.25% of the Long/Short Equity Fund's average daily net assets, 0.75% of the Large Cap Value Fund's average daily net assets, 0.80% of the Mid Cap Value Fund's average daily net assets and 1.00% of the All-Cap Value Fund's average daily net assets and, each accrued daily and payable monthly.

     The adviser has agreed to limit the Small Cap Value Fund II's total operating expenses to the extent that such expenses exceed 1.55% and 1.80% of the Small Cap Value Fund II's average daily net assets for the Institutional and Investor Classes, respectively. The adviser has agreed to limit the Long/Short Equity Fund's total operating expenses to the extent that such expenses exceed 2.50% and 2.75%, excluding short sale dividend expense of the Long/Short Equity Fund's average daily net assets for the Institutional and Investor Classes, respectively. The adviser has agreed to limit the Large Cap Value Fund's and the Mid Cap Value Fund's total operating expenses to the extent that such expenses exceeded 1.00% and 1.25% of the Large Cap Value Fund's and the Mid Cap Value Fund's average daily net assets for the Institutional and Investor Classes, respectively. The adviser has agreed to limit the All-Cap Value Fund's total operating expenses to the extent that such expenses exceeded 1.25% and 1.50% of the All-Cap Value Fund's average daily net assets for the Institutional and Investor Classes, respectively. This limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. For the year ended August 31, 2004, investment advisory fees, waivers and reimbursements of expenses were as follows:


                                               GROSS                                   NET                EXPENSE
FUND                                       ADVISORY FEES         WAIVERS         ADVISORY FEES        REIMBURSEMENT
----                                       -------------        ---------        -------------        -------------
Small Cap Value Fund II                     $5,923,228          $      --           $5,923,228          $    --
Long/Short Equity Fund                       1,624,185           (128,969)           1,495,216               --
Large Cap Value Fund                           388,598           (113,946)             274,652               --
Mid Cap Value Fund                             469,007           (150,220)             318,787               --
All-Cap Value Fund                              44,027            (44,027)                  --           92,214

     The Funds will not pay the adviser at a later time for any amounts they waived or any amounts they assumed.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing accounting and administration services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.1125% of the Funds' first $200 million of average net assets; and 0.095% of average net assets in excess of $200 million with a minimum of $70,000 annually.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by RBB and PFPC. This agreement commenced on June 1, 2003. This fee is charged to all funds in proportion to their net assets of the RBB funds. For the year ended August 31, 2004 the Funds' portions of this fee were $76,572, $9,389, $9,150, $10,248 and $620 for the Small Cap
Value Fund II, Long/Short Equity Fund, Large Cap Value Fund, Mid Cap Value Fund and All-Cap Value Fund, respectively.


                                                         ANNUAL REPORT 2004 | 63

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     PFPC voluntarily waived a portion of its accounting and administrative services fees for the Funds. For the year ended August 31, 2004, fees and waivers for the All-Cap Value Fund were as follows:

                         GROSS ACCOUNTING                      NET ACCOUNTING
                        AND ADMINISTRATION                   AND ADMINISTRATION
FUND                           FEES             WAIVERS             FEES
----                    ------------------     ---------     ------------------
All-Cap Value Fund            $75,336          $(29,167)           $46,169

     In addition, PFPC serves as the Funds' transfer and disbursing agent. PFPC, at its discretion, voluntarily agreed to waive a portion of its transfer agency fees for the All-Cap Value Fund. For the year ended August 31, 2004, PFPC's transfer agency fees and waivers for the All-Cap Value Fund were as follows:

                        GROSS TRANSFER                          NET TRANSFER
FUND                      AGENCY FEES           WAIVERS          AGENCY FEES
----                    --------------         ---------        ------------
All-Cap Value Fund          $72,079            $(30,000)           $42,079

     PFPC Distributors, Inc., provides certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors, Inc. is entitled to receive a monthly fee of $5,208 which is allocated to the Funds in proportion to their net assets.

     PFPC Trust Co., a wholly owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain custodial services to the Funds. As compensation for such custodial services, PFPC Trust Co. is entitled to receive a monthly fee equal to an annual rate of 0.010% of the Funds' average daily gross assets or a minimum fee of $12,000 annually. PFPC Trust Co. voluntarily waived a portion of its custodial fees for the All-Cap Value Fund. For the year ended August 31, 2004, custodial fees and waivers for the All-Cap Value Fund were as follows:

                        GROSS CUSTODIAL                       NET CUSTODIAL
FUND                         FEES             WAIVERS             FEES
----                    --------------        --------        -------------
All-Cap Value Fund         $23,556            $(5,000)           $18,556

     The Funds will not pay PFPC or PFPC's affiliates at a later time for any amounts they waived or any amounts they assumed.

     At August 31, 2004, PFPC and its affiliates were due fees for their services of $79,172, $20,052, $15,772, $17,114 and $16,017 from the Small Cap
Value Fund II, Long/Short Equity Fund, Large Cap Value Fund, Mid Cap Value Fund and All-Cap Value Fund, respectively.


64 |ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

3.   INVESTMENT IN SECURITIES

     For the year ended August 31, 2004, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                INVESTMENT SECURITIES
                                           ------------------------------
FUND                                         PURCHASES           SALES
----                                       ------------      ------------
Small Cap Value Fund II                    $244,379,335      $212,411,049
Long/Short Equity Fund                      164,238,162       179,516,743
Large Cap Value Fund                         23,629,371        30,570,229
Mid Cap Value Fund                           36,544,978        56,185,902
All-Cap Value Fund                            3,094,814         1,156,378

4.   CAPITAL SHARE TRANSACTIONS

     As of August 31, 2004, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the respective periods were as follows:


                                                       SMALL CAP VALUE FUND II
                                     ---------------------------------------------------------
                                               FOR THE                       FOR THE
                                             YEAR ENDED                    YEAR ENDED
                                           AUGUST 31, 2004               AUGUST 31, 2003
                                     -------------------------     ---------------------------
                                        SHARES         VALUE         SHARES          VALUE
                                     ----------   ------------     ----------    -------------
INSTITUTIONAL CLASS
   Sales .........................    2,387,080   $ 53,304,432      3,602,488    $  57,745,065
   Repurchases ...................   (1,473,382)   (33,782,982)    (1,306,616)     (20,258,455)
   Redemption Fees* ..............           --         84,971             --           65,586
   Reinvestments .................       48,875      1,094,808            810           12,113
                                     ----------   ------------     ----------    -------------
Net Increase / (Decrease) ........      962,573   $ 20,701,229      2,296,682    $  37,564,309
                                     ==========   ============     ==========    =============
INVESTOR CLASS
   Sales .........................    3,838,683   $ 87,385,969      4,837,896    $  82,360,580
   Repurchases ...................   (3,407,848)   (77,326,018)    (7,128,794)    (105,829,090)
   Redemption Fees* ..............           --        212,236             --          312,382
   Reinvestments .................      131,225      2,909,247          3,757           55,758
                                     ----------   ------------     ----------    -------------
Net Increase / (Decrease) ........      562,060   $ 13,181,434     (2,287,141)   $ (23,100,370)
                                     ==========   ============     ==========    =============

                                                         ANNUAL REPORT 2004 | 65

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------


                                                        LONG/SHORT EQUITY FUND
                                     ---------------------------------------------------------
                                               FOR THE                       FOR THE
                                             YEAR ENDED                    YEAR ENDED
                                           AUGUST 31, 2004               AUGUST 31, 2003
                                     -------------------------     ---------------------------
                                        SHARES         VALUE         SHARES          VALUE
                                     ----------   ------------     ----------    -------------
INSTITUTIONAL CLASS
   Sales .........................    2,351,039   $ 33,801,598      1,681,429    $  24,544,313
   Repurchases ...................   (2,393,312)   (34,290,765)    (2,215,274)     (32,149,027)
   Redemption Fees* ..............           --         77,888             --          116,881
   Reinvestments .................           --             --        193,425        2,827,683
                                     ----------   ------------     ----------    -------------
Net Increase / (Decrease) ........      (42,273)  $   (411,279)      (340,420)   $  (4,660,150)
                                     ==========   ============     ==========    =============
INVESTOR CLASS
   Sales .........................      437,505   $  6,280,742        382,088    $   5,541,664
   Repurchases ...................     (536,016)    (7,637,790)    (2,697,620)     (38,976,974)
   Redemption Fees* ..............           --         19,060             --           79,825
   Reinvestments .................           --             --        136,483        1,991,288
                                     ----------   ------------     ----------    -------------
Net Increase / (Decrease) ........      (98,511)  $ (1,337,988)    (2,179,049)   $ (31,364,197)
                                     ==========   ============     ==========    =============



                                                         LARGE CAP VALUE FUND
                                     ---------------------------------------------------------
                                               FOR THE                       FOR THE
                                             YEAR ENDED                    YEAR ENDED
                                           AUGUST 31, 2004               AUGUST 31, 2003
                                     -------------------------     ---------------------------
                                        SHARES         VALUE         SHARES          VALUE
                                     ----------   ------------     ----------    -------------
INSTITUTIONAL CLASS
   Sales .........................      339,870   $  4,050,338      1,283,473    $  12,551,509
   Repurchases ...................   (1,087,011)   (13,535,453)    (1,677,587)     (17,136,986)
   Reinvestments .................       34,867        415,263         65,681          642,365
                                     ----------   ------------     ----------    -------------
Net Increase / (Decrease) ........     (712,274)  $ (9,069,852)      (328,433)   $  (3,943,112)
                                     ==========   ============     ==========    =============
INVESTOR CLASS
   Sales .........................      354,277   $  4,391,409        183,613    $   1,870,286
   Repurchases ...................     (191,544)    (2,406,983)      (478,804)      (4,601,207)
   Reinvestments .................        3,317         40,164          8,081           80,486
                                     ----------   ------------     ----------    -------------
Net Increase / (Decrease) ........      166,050   $  2,024,590       (287,110)   $  (2,650,435)
                                     ==========   ============     ==========    =============

66 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------


                                                         MID CAP VALUE FUND
                                     ---------------------------------------------------------
                                               FOR THE                       FOR THE
                                             YEAR ENDED                    YEAR ENDED
                                           AUGUST 31, 2004               AUGUST 31, 2003
                                     -------------------------     ---------------------------
                                        SHARES         VALUE         SHARES          VALUE
                                     ----------   ------------     ----------    -------------
INSTITUTIONAL CLASS
   Sales .........................      465,320   $  6,083,536      1,958,419    $  18,368,866
   Repurchases ...................   (2,202,125)   (27,985,385)    (2,199,168)     (21,583,778)
   Reinvestments .................       16,114        203,846            127            1,202
                                     ----------   ------------     ----------    -------------
Net Increase / (Decrease) ........   (1,720,691)  $(21,698,003)      (240,622)   $  (3,213,710)
                                     ==========   ============     ==========    =============
INVESTOR CLASS
   Sales .........................      109,413   $  1,410,651        167,694    $   1,797,768
   Repurchases ...................     (170,037)    (2,199,393)      (541,625)      (4,970,637)
   Reinvestments .................          846         10,588             --               --
                                     ----------   ------------     ----------    -------------
Net Increase / (Decrease) ........      (59,778)  $   (778,154)      (373,931)   $  (3,172,869)
                                     ==========   ============     ==========    =============


                                                         ALL-CAP VALUE FUND
                                     ---------------------------------------------------------
                                               FOR THE                       FOR THE
                                             YEAR ENDED                    YEAR ENDED
                                           AUGUST 31, 2004               AUGUST 31, 2003
                                     -------------------------     ---------------------------
                                        SHARES         VALUE         SHARES          VALUE
                                     ----------   ------------     ----------    -------------
INSTITUTIONAL CLASS
   Sales .........................      121,535   $  1,527,587         78,400    $     677,906
   Repurchases ...................         (249)        (3,089)        (3,504)         (32,342)
   Reinvestments .................        1,362         16,593            604            5,490
                                     ----------   ------------     ----------    -------------
Net Increase / (Decrease) ........      122,648   $  1,541,091         75,500    $     651,054
                                     ==========   ============     ==========    =============
INVESTOR CLASS
   Sales .........................       47,851   $    625,002          2,792    $      24,996
   Repurchases ...................       (8,691)      (113,767)        (1,916)         (20,020)
   Reinvestments .................           31            385             20              181
                                     ----------   ------------     ----------    -------------
Net Increase / (Decrease) ........       39,191   $    511,620            896          $ 5,157
                                     ==========   ============     ==========    =============

----------
*  There is a 1.00%  redemption fee on shares  redeemed which have been held 365 days or less on the Small Cap Value Fund II. There is a 2.00%  redemption  fee on shares  redeemed which have been held 365 days or less on the Long/Short Equity Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

                                                         ANNUAL REPORT 2004 | 67

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

5.   FEDERAL INCOME TAX INFORMATION

     At  August  31,  2004,   Federal  tax  cost,   aggregate  gross  unrealized
appreciation and depreciation of securities held by each Fund were as follows:


                                                                                                       NET UNREALIZED
                                            FEDERAL TAX         UNREALIZED          UNREALIZED          APPRECIATION/
FUND                                           COST            APPRECIATION        DEPRECIATION         DEPRECIATION
------                                     ------------        ------------       -------------        --------------
Small Cap Value Fund II                    $413,856,514         $77,431,848       $(29,516,029)          $47,915,819
Long/Short Equity Fund                       38,439,810          11,584,568         (6,675,950)            4,908,618
Large Cap Value Fund                         43,698,699           7,454,549           (967,901)            6,486,648
Mid Cap Value Fund                           52,809,549           6,524,937         (1,178,525)            5,346,412
All-Cap Value Fund                            5,103,561             916,574            (61,341)              855,233

     As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                           UNDISTRIBUTED       UNDISTRIBUTED
                                             ORDINARY            LONG-TERM
FUND                                          INCOME               GAINS
------                                     ------------        -------------
Small Cap Value Fund II                    $12,812,167         $32,672,464
Long/Short Equity Fund                              --                  --
Large Cap Value Fund                           355,713                  --
Mid Cap Value Fund                           2,724,236           4,339,904
All-Cap Value Fund                              14,022             260,428

     At August 31, 2004, the Funds had capital loss carryforwards available to offset future capital gains through the indicated expiration dates:

                                             EXPIRING AUGUST 31,
FUND                             2010               2011                 2012
------                         --------          ----------           ----------
Long/Short Equity Fund               --          $1,343,012           $6,436,997
Large Cap Value Fund                 --           3,129,974                   --

     During the year ended August 31, 2004, the Large Cap Value Fund, Mid Cap Value Fund and All-Cap Value Fund utilized $841,587, $1,961,884 and $26,692, respectively, of prior year capital loss carryforwards.

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2004, there were no post-October capital losses or post-October currency losses incurred by the Funds. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.


68 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:


                                                                                    TAX
                                             ORDINARY            LONG-TERM       RETURN OF
FUND                                          INCOME               GAINS          CAPITAL                TOTAL
----                                        ----------          ----------       ----------           ----------
Small Cap Value Fund II
                              2004          $1,705,172          $2,461,756               --           $4,166,928
                              2003                  --              71,052               --               71,052
Long/Short Equity Fund
                              2004          $       --          $       --       $       --           $       --
                              2003           3,586,634                  --        1,315,424            4,902,058
Large Cap Value Fund
                              2004          $  456,090          $       --               --           $  456,090
                              2003             289,984             436,295               --              726,279
Mid Cap Value Fund
                              2004          $  293,409          $       --               --           $  293,409
                              2003               1,576                  --               --                1,576
All-Cap Value Fund
                              2004          $   20,688          $       --               --           $   20,688
                              2003               7,171                  --               --                7,171


                                                         ANNUAL REPORT 2004 | 69

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Boston Partners Small Cap Value Fund II, Boston Partners Long/Short Equity Fund, Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund and Boston Partners All-Cap Value Fund, separately managed portfolios of The RBB Fund, Inc. (the "Fund"), at August 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 29, 2004


70 |ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                             SMALL CAP VALUE FUND II
                             LONG/SHORT EQUITY FUND
                              LARGE CAP VALUE FUND
                               MID CAP VALUE FUND
                               ALL-CAP VALUE FUND


Each Fund is required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of each Fund's fiscal year end (August 31, 2004) as to the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 2004, the following dividends and distributions per share were paid by each of the Funds:


                                                       ORDINARY INCOME               CAPITAL GAINS
                                                  ------------------------     ------------------------
                                                  INSTITUTIONAL   INVESTOR     INSTITUTIONAL   INVESTOR
FUND                                                  CLASS         CLASS          CLASS         CLASS
------                                            -------------   --------     -------------   --------
Boston Partners Small Cap Value Fund II .......       $0.08         $0.08          $0.12         $0.12
Boston Partners Large Cap Value Fund ..........        0.10          0.07             --            --
Boston Partners Mid Cap Value Fund ............        0.07          0.04             --            --
Boston Partners All-Cap Value Fund ............        0.07          0.04             --            --

The percentage of total ordinary income dividends qualifying for the corporate dividends received deduction for each Fund is as follows:


                  Boston Partners Small Cap Value Fund II .............    100%
                  Boston Partners Long/Short Equity Fund ..............     N/A
                  Boston Partners Large Cap Value Fund ................    100%
                  Boston Partners Mid Cap Value Fund ..................    100%
                  Boston Partners All-Cap Value Fund ..................    100%

These amounts were reported to shareholders as income in 2003. Because each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2004. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2005.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.


                                                         ANNUAL REPORT 2004 | 71

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 261-4073 and on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

     The Funds will file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Funds' Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.


72 | ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND MANAGEMENT (Unaudited)
--------------------------------------------------------------------------------

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (888) 261-4073.


------------------------------------------------------------------------------------------------------------------------------------
                                            TERM OF                                                       NUMBER OF
                             POSITION(S)    OFFICE            PRINCIPAL OCCUPATION(S) DURING PAST       PORTFOLIOS IN     OTHER
  NAME, ADDRESS,                HELD       AND LENGTH                         5 YEARS                    FUND COMPLEX  DIRECTORSHIPS
AND DATE OF BIRTH            WITH FUND      OF TIME                                                      OVERSEEN BY      HELD BY
                                            SERVED 1                                                       DIRECTOR*      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky             Director     1988 to    Since 1969, Director and Vice Chairman, Comcast        14         Director,
Comcast Corporation                        present    Corporation (cable television and                                 Comcast
1500 Market Street,                                   communications); Director, NDS Group PLC                        Corporation
35th Floor                                            (provider of systems and applications for digital
Philadelphia, PA 19102                                pay TV).
DOB: 7/16/33
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay              Director     1988 to    Since 2000, Vice President, Fox Chase Cancer           14           None
Fox Chase Cancer Center                    present    Center (biomedical research and medical care);
333 Cottman Avenue                                    prior to 2000, Executive Vice President, Fox
Philadelphia, PA 19111                                Chase Cancer Center.
DOB: 12/06/35
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman            Director     1991 to    Since December 2000, Director, Gabelli Partners,       14           None
106 Pierrepont Street                      present    L.P. (an investment partnership); Chief Operating
Brooklyn, NY  11201                                   Officer and member of the Board of Directors of
DOB: 5/21/48                                          Outercurve Technologies (wireless enabling
                                                      services) until April 2001; Chief Operating
                                                      Officer and member of the Executive Operating
                                                      Committee of Warburg Pincus Asset Management,
                                                      Inc.; Executive Officer and Director of Credit
                                                      Suisse Asset Manage-ment Securities, Inc.
                                                      (formerly Counsellors Securities, Inc.) and
                                                      Director/Trustee of various investment companies
                                                      advised by Warburg Pincus Asset Management, Inc.
                                                      until September 15, 1999; Prior to 1997, Managing
                                                      Director of Warburg Pincus Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg           Director     1991 to    Since 1974, Chairman, Director and President,          14         Director,
Moyco Technologies, Inc.                   present    Moyco Technologies, Inc. (manufacturer of                          Moyco
200 Commerce Drive                                    precision coated and industrial abrasives). Since               Technologies,
Montgomeryville, PA 18936                             1999, Director, Pennsylvania Business Bank.                         Inc.
DOB: 3/24/34
------------------------------------------------------------------------------------------------------------------------------------

*  Each Director oversees fourteen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

                                                         ANNUAL REPORT 2004 | 73

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND MANAGEMENT (Unaudited) (continued)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                            TERM OF                                                       NUMBER OF
                             POSITION(S)    OFFICE            PRINCIPAL OCCUPATION(S) DURING PAST       PORTFOLIOS IN     OTHER
  NAME, ADDRESS,                HELD       AND LENGTH                         5 YEARS                    FUND COMPLEX  DIRECTORSHIPS
AND DATE OF BIRTH            WITH FUND      OF TIME                                                      OVERSEEN BY      HELD BY
                                            SERVED 1                                                       DIRECTOR*      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky              Director     1991 to    Since July 2002, Senior Vice President and prior       14           None
Oppenheimer & Company, Inc.                present    thereto, Executive Vice President of Oppenheimer
200 Park Avenue                                       & Co., Inc., formerly Fahnestock & Co., Inc. (a
New York, NY 10166                                    registered broker-dealer).
DOB: 4/16/38
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall            Director     2002 to    Director of PFPC Inc. from January 1987 to April       14           None
400 Bellevue Parkway                       present    2002, Chairman and Chief Executive Officer of
Wilmington, DE 19809                                  PFPC Inc. until April 2002, Executive Vice
DOB: 9/25/38                                          President of PNC Bank, National Association from
                                                      October 1981 to April 2002, Director of PFPC
                                                      International Ltd. (financial services) from
                                                      August 1993 to April 2002, Director of PFPC
                                                      International (Cayman) Ltd. (financial services)
                                                      from September 1996 to April 2002; Governor of
                                                      the Investment Company Institute (investment
                                                      company industry trade organization) from July
                                                      1996 to January 2002; Director of PNC Asset
                                                      Management, Inc. (investment advisory) from
                                                      September 1994 to March 1998; Director of PNC
                                                      National Bank from October 1995 to November 1997;
                                                      Director of Haydon Bolts, Inc. (bolt
                                                      manufacturer) and Parkway Real Estate Company
                                                      (subsidiary of Haydon Bolts, Inc.) since 1984.
------------------------------------------------------------------------------------------------------------------------------------

*  Each Director oversees fourteen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

74 |ANNUAL REPORT 2004

BOSTON PARTNERS FAMILY OF FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND MANAGEMENT (Unaudited) (concluded)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                            TERM OF                                                       NUMBER OF
                             POSITION(S)    OFFICE            PRINCIPAL OCCUPATION(S) DURING PAST       PORTFOLIOS IN     OTHER
  NAME, ADDRESS,                HELD      AND LENGTH                         5 YEARS                    FUND COMPLEX  DIRECTORSHIPS
AND DATE OF BIRTH            WITH FUND      OF TIME                                                      OVERSEEN BY      HELD BY
                                            SERVED 1                                                       DIRECTOR*      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach               President    1991 to    Certified Public Accountant; Vice Chairman of the      N/A          N/A
400 Bellevue Parkway             and       present    Board, Fox Chase Cancer Center; Trustee Emeritus,
4th Floor                     Treasurer      and      Pennsylvania School for the Deaf; Trustee
Wilmington, DE 19809                       1988 to    Emeritus, Immaculata University; President or
DOB: 6/29/24                               present    Vice President and Treasurer of various
                                                      investment companies advised by subsidiaries of
                                                      PNC Bank Corp. from 1981 to 1997; Managing
                                                      General Partner, President since 2002, Treasurer
                                                      since 1981 and Chief Compliance Officer since
                                                      September 2004 of Chestnut Street Exchange Fund;
                                                      and Director of the Bradford Funds, Inc. from
                                                      1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. King                  Secretary    Since      Since 2000, Vice President and Counsel, PFPC Inc.      N/A          N/A
301 Bellevue Parkway                       2003       (financial services company); Associate,
2nd Floor                                             Stradley, Ronon, Stevens & Young, LLC (law firm)
Wilmington, DE 19809                                  from 1996 to 2000.
DOB: 1/27/68
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Faia, Esquire, CPA    Chief      Since      Senior Legal Counsel, PFPC Inc. from 2002 to           N/A          N/A
Vigilant Compliance           Compliance   2004       2004; Chief Legal Counsel, Corviant Corporation
186 Dundee Drive, Suite 700    Officer                (Investment Adviser, Broker/Dealer and Service
Williamstown, NJ 08094                                Provider to Investment Advisers and Separate
DOB: 12/25/62                                         Accountant Providers) from 2001 to 2002; Partner,
                                                      Pepper Hamilton LLP (law firm) from 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------

1  Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the
   Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

2  Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr.
   Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation and the Company's
   principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky
   is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                                                         ANNUAL REPORT 2004 | 75

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[GRAPHIC OMITTED]
bp
BOSTON PARTNERS ASSET MANAGEMENT, LLC
--------------------------------------------
ONE PHILOSOPHY  o  ONE CULTURE  o  ONE FOCUS




This report is submitted for the general information of the shareholders of each Fund. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data provided in the report.


UNION BUG HERE




               INVESTMENT ADVISER
           ---------------------------
      Boston Partners Asset Management, LLC
                 28 State Street
                Boston, MA 02109

                  ADMINISTRATOR
             -----------------------
                    PFPC Inc.
              301 Bellevue Parkway
              Wilmington, DE 19809

                 TRANSFER AGENT
             -----------------------
                    PFPC Inc.
              301 Bellevue Parkway
              Wilmington, DE 19809

                   DISTRIBUTOR
             -----------------------
             PFPC Distributors, Inc.
                  760 Moore Rd.
            King of Prussia, PA 19406

                    CUSTODIAN
             -----------------------
               PFPC Trust Company
               8800 Tinicum Blvd.
                    Suite 200
             Philadelphia, PA 19153

              INDEPENDENT REGISTERED
              PUBLIC ACCOUNTING FIRM
         -------------------------------
           PricewaterhouseCoopers LLP
         Two Commerce Square, Suite 1700
               2001 Market Street
           Philadelphia, PA 19103-7042

                     COUNSEL
          ----------------------------
           Drinker Biddle & Reath LLP
                One Logan Square
             18th and Cherry Streets
           Philadelphia, PA 19103-6996

================================================================================

                                       THE

                                    SCHNEIDER

                                      FUNDS

================================================================================



                         SCHNEIDER SMALL CAP VALUE FUND




                              SCHNEIDER VALUE FUND




                               ==================
                                     ANNUAL
                                     REPORT

                                 AUGUST 31, 2004
                               ==================























[LOGO OMITTED]
S
--------------------------------
SCHNEIDER CAPITAL MANAGEMENT

                               THE SCHNEIDER FUNDS
                                 PRIVACY NOTICE



THE SCHNEIDER FUNDS of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o    Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (888) 520-3277.

October 2004

                               THE SCHNEIDER FUNDS
                       ANNUAL INVESTMENT ADVISER'S REPORT
                                 AUGUST 31, 2004


Dear Fellow Shareholder:

     We are pleased to provide you with the annual report for the Schneider Funds for the fiscal year ended August 31, 2004.


INVESTMENT CLIMATE AND OUTLOOK

     U.S. stocks posted positive returns during the twelve months ending August 31, 2004. The Russell 3000 Index, which represents the broad U.S. equity market, rose 11.3% during the period.

     Stock prices rose broadly during the first half of the fiscal year before peaking in March 2004 and tailing off during the rest of the period. Investor optimism became muted by evidence that we have entered into a period of both global monetary tightening and slower economic growth as the U.S. shifted from the recovery to normal expansion phase of the current business cycle. Investors also had to consider to what degree the dramatic rise in the price of oil might restrain future global economic activity.


SCHNEIDER SMALL CAP VALUE FUND -- INVESTMENT REVIEW AND PORTFOLIO STRATEGY

     The Small Cap Value Fund generated exceptionally strong results during the year ended August 31, 2004, returning 37.99% versus 19.49% for the Russell 2000 Value Index. Since inception on September 2, 1998, the Fund performed notably well in delivering a 29.42% annualized return versus 13.13% for the benchmark index. Timely investments in economically-sensitive industrial stocks played a major part in the fiscal year results.

     Favorable stock selection and an overweight position in Materials & Processing stocks had a major impact on Fund returns. Investments in select agricultural and industrial commodities such as fertilizer, iron ore, steel, uranium and copper experienced significant price appreciation as rigorous cost cuts, industry consolidation, and limited capacity positioned these companies for an earnings rebound as demand recovered from depressed levels. We maintain an overweight position in the sector.

     Investments in select areas of technology, real estate and energy special situations also contributed to the outperformance of the Fund.

     During the period we significantly trimmed our successful investments in semiconductor-related companies. The stocks had appreciated substantially and approached our price targets. We established our positions during a period when the industry was under severe stress, and benefited from the cyclical upturn in capacity utilization, orders and margins.


SCHNEIDER VALUE FUND -- INVESTMENT REVIEW AND PORTFOLIO STRATEGY

     The Value Fund delivered strong performance during the year ended August 31, 2004, returning 28.21% versus 17.52% for the Russell 1000 Value Index. Since inception on September 30, 2002, the Fund produced exceptionally favorable results of 39.88% relative to the 22.51% annualized return for the benchmark index.

     Favorable stock selection in several industries and special situations factored into the strong performance for the fiscal year. The biggest individual contributors were J.C. Penney and AT&T Wireless Services.

                               THE SCHNEIDER FUNDS
                 ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
                                 AUGUST 31, 2004


     J.C. Penney rose 80% as dramatically improved fundamentals confirmed the successful turnaround of the department store unit. Senior management has raised operating margins dramatically, and profits have improved every year since Allen Questrom took the helm in September 2000.

     AT&T Wireless jumped 70% during the fiscal year. The company put itself up for sale in January 2004, and in February agreed to an offer from Cingular to pay a total of $41 billion for the wireless carrier. We made our investment in 2003 in anticipation of a favorable upturn in industry fundamentals. The acquisition was icing on the cake.

     Performance in the Materials & Processing sector was boosted by key holdings in select agricultural and industrial commodities such as fertilizer, steel, and copper. Rigorous cost cuts, industry consolidation, and limited capacity positioned these companies for an earnings rebound as demand recovered from depressed levels.

     Our timely investments in several late-cycle capital goods companies also performed strongly as investors became more confident in the durability of the economic expansion. Tyco International and Boeing were significant contributors.

     During the period we significantly trimmed our successful investments in semiconductor-related companies. The stocks had appreciated substantially and approached our price targets. We made our initial investments during a period when the industry was under severe stress, and benefited from the eventual upturn in capacity utilization, orders and profitability.

     We appreciate your support as we focus daily on uncovering promising new investment ideas in the belief that that the broader market is often slow to react to positive change, particularly where out-of-favor stocks are concerned. We seek to purchase these stocks before they experience a rebound in earnings and come to the attention of other investors.


     /s/ Arnold C. Schneider III

     Arnold C. Schneider III, CFA
     Portfolio Manager
     Schneider Capital Management


-----------------
Past performance is not a guarantee of future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost. This material must be preceded or accompanied by a current prospectus. Investing in small companies can involve more volatility, less liquidity, and less publicly available information than investing in large companies.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                 ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
                                 AUGUST 31, 2004


             Comparison of Change in Value of $10,000 Investment in Schneider Small Cap Value Fund (1)(2) vs. Russell 2000 Value Index


[CHART OMITTED - EDGAR INTERPRETATION OF DATA IS AS FOLLOWS]

         Schneider Small Cap        Russell 2000
              Value Fund             Value Index

09/02/98        10000.00               10000.00
09/30/98        10000.00               10362.46
10/31/98        11930.00               10670.14
11/30/98        12410.00               10958.97
12/31/98        12470.71               11302.59
01/31/99        13785.55               11046.05
02/28/99        12531.39               10291.88
03/31/99        13006.76               10206.99
04/30/99        15221.75               11138.79
05/31/99        16233.16               11481.15
06/30/99        18043.59               11896.87
07/31/99        18731.35               11614.52
08/31/99        18245.87               11189.98
09/30/99        17517.66               10966.27
10/31/99        16759.10               10746.81
11/30/99        17456.97               10802.52
12/31/99        18340.82               11134.43
01/31/00        17832.99               10843.25
02/29/00        18069.19               11505.98
03/31/00        19391.91               11559.95
04/30/00        19391.91               11628.35
05/31/00        19769.82               11450.93
06/30/00        19840.68               11785.51
07/31/00        19734.39               12178.19
08/31/00        20750.05               12722.64
09/30/00        20844.53               12650.54
10/31/00        20490.23               12605.62
11/30/00        19415.52               12349.02
12/31/00        21494.55               13675.90
01/31/01        24177.81               14053.39
02/28/01        23127.22               14034.00
03/31/01        22034.04               13808.88
04/30/01        23325.98               14448.03
05/31/01        24546.94               14819.59
06/30/01        25100.63               15415.83
07/31/01        24873.48               15070.14
08/31/01        24887.67               15017.92
09/30/01        20855.67               13360.11
10/31/01        21863.67               13709.06
11/30/01        23950.66               14694.12
12/31/01        25657.04               15593.79
01/31/02        25477.20               15800.78
02/28/02        25447.23               15897.00
03/31/02        28414.57               17087.52
04/30/02        29388.70               17689.99
05/31/02        29088.97               17103.97
06/30/02        27785.14               16725.28
07/31/02        22824.58               14240.28
08/31/02        22210.13               14177.00
9/30/02         19767.30               13164.30
10/31/02        19887.20               13362.30
11/30/02        23484.00               14428.60
12/31/02        21848.00               13812.20
1/31/03         20911.90               13423.30
2/28/03         20292.80               12972.05
3/31/03         20126.74               13110.59
4/30/03         23010.62               14355.89
5/31/03         26664.53               15821.69
6/30/03         27313.78               16089.78
7/31/03         30469.44               16892.13
8/31/03         34002.57               17533.79
9/30/03         33202.00               17333.00
10/31/03        38366.00               18746.00
11/30/03        42292.00               19466.00
12/31/03        45017.00               20170.00
1/31/04         46405.00               20867.00
2/29/04         47518.00               21271.00
3/31/04         47743.00               21565.00
4/30/04         46114.00               20450.00
5/31/04         46388.00               20697.00
6/30/04         48985.00               21748.00
7/31/04         47340.00               20748.00
8/31/04         46921.00               20952.00

Past performance is not predictive of future results.

                        For Period Ended August 31, 2004
                          Average Annual Total Return

                              VALUE     1 YEAR     3 YEAR     5 YEAR     SINCE INCEPTION (3)
                             -------    -------    -------    -------    -------------------
Schneider Small Cap Value    $46,921     37.99%     23.54%     20.79%           29.42%
Russell 2000 Value Index     $20,952     19.49%     11.74%     13.36%           13.13%

     The Fund's annualized total return since inception is based on an increase in net asset value from $10.00 per share on September 2, 1998 (inception) to $29.09 per share on August 31, 2004, adjusted for dividends and distributions totaling $8.32 per share paid from net investment income and realized gains.

-----------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 2, 1998 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

(2) Schneider Capital Management waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

(3) Annualized return for the period September 2, 1998 (inception) through August 31, 2004.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                 ANNUAL INVESTMENT ADVISER'S REPORT (CONCLUDED)
                                 AUGUST 31, 2004


             Comparison of Change in Value of $10,000 Investment in
            Schneider Value Fund (1)(2) vs. Russell 1000 Value Index


                Schneider Value         Russell 1000 Value Index

9/30/02             10000.00                     10000.00
10/31/02            10660.00                     10740.90
11/30/02            11950.00                     11417.50
12/31/02            11237.20                     10921.60
1/31/03             10635.80                     10657.30
2/28/03             10565.60                     10373.10
3/31/03             10796.20                     10390.50
4/30/03             11638.20                     11304.90
5/31/03             13041.60                     12034.70
6/30/03             13252.10                     12185.30
7/31/03             13983.90                     12366.80
8/31/03             14846.00                     12559.40
9/30/03             14495.00                     12437.00
10/31/03            15628.00                     13198.00
11/30/03            16430.00                     13377.00
12/31/03            17738.00                     14201.00
1/31/04             18396.00                     14451.00
2/29/04             18929.00                     14761.00
3/31/04             18950.00                     14632.00
4/30/04             18438.00                     14274.00
5/31/04             19044.00                     14420.00
6/30/04             19775.00                     14760.00
7/31/04             19023.00                     14553.00
8/31/04             19034.00                     14760.00

Past performance is not predictive of future results.

                        For Period Ended August 31, 2004
                          Average Annual Total Return

                                 VALUE         1 YEAR     SINCE INCEPTION (3)
                                -------        -------    -------------------
Schneider Value                 $19,034         28.21%          39.88%
Russell 1000 Value Index        $14,760         17.52%          22.51%



     The Fund's aggregate total return since inception is based on an increase in net asset value from $10.00 per share on September 30, 2002 (inception) to $18.22 per share on August 31, 2004, adjusted for dividends and distributions totaling $0.71 per share paid from net investment income and realized gains.

---------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 30, 2002 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

(2) Schneider Capital Management waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

(3) Annualized return for the period September 30, 2002 (inception) through August 31, 2004.

                          SCHNEIDER CAPITAL MANAGEMENT
                              FUND EXPENSE EXAMPLES



As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, redemption fees; and (2) ongoing costs, including management fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from March 1, 2004 through August 31, 2004.


ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          SCHNEIDER CAPITAL MANAGEMENT
                        FUND EXPENSE EXAMPLES (CONCLUDED)



                                                                  SCHNEIDER SMALL CAP VALUE FUND
                                         ----------------------------------------------------------------------------
                                         BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE             EXPENSES PAID
                                              MARCH 1, 2004               AUGUST 31, 2004              DURING PERIOD*
                                         -----------------------       --------------------            --------------
  Actual                                        $1,000.00                   $  987.40                       $5.50
  Hypothetical (5% return before expenses)       1,000.00                    1,019.50                        5.60

                                                                       SCHNEIDER VALUE FUND
                                         ----------------------------------------------------------------------------
                                         BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE             EXPENSES PAID
                                              MARCH 1, 2004               AUGUST 31, 2004              DURING PERIOD*
                                         -----------------------       --------------------            --------------
  Actual                                        $1,000.00                   $1,005.50                       $4.28
  Hypothetical (5% return before expenses)       1,000.00                    1,020.77                        4.33

* Expenses are equal to an annualized expense ratio of 1.10% for the Schneider Small Cap Value Fund and 0.85% for the Schneider Value Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE



                                                 % OF NET
                                                   ASSETS          VALUE
                                                 ---------      -----------
Common Stock:
   Aerospace & Defense .........................    4.0%        $ 1,938,695
   Agriculture .................................    1.6%            792,626
   Aircraft Parts & Auxiliary
      Equipment, Nec ...........................    2.3%          1,131,302
   Aluminum ....................................    0.4%            194,291
   Automobile Parts & Equipment ................    3.0%          1,480,948
   Banks .......................................    0.4%            203,676
   Biotech .....................................    0.2%             82,389
   Chemicals ...................................    5.5%          2,690,347
   Communications & Media ......................    0.1%             60,560
   Computer Components .........................    0.3%            123,984
   Computer Software ...........................    0.6%            285,572
   Construction ................................    1.3%            660,103
   Diversified .................................    1.2%            573,202
   Electric Products ...........................    0.3%            127,092
   Electrical Equipment ........................    4.1%          2,004,774
   Electrical Work .............................    1.2%            568,278
   Electronic Components
      & Accessories ............................    0.3%            145,302
   Electronics .................................    0.6%            283,764
   Energy & Utilities ..........................    5.2%          2,528,013
   Entertainment ...............................    0.4%            217,800
   Fertilizers .................................    0.7%            324,417
   Finance .....................................    0.4%            193,881
   Food ........................................    0.9%            440,432
   Footwear ....................................    0.4%            182,899
   General Industrial Machinery
      & Equipment ..............................    1.1%            556,742
   Health Care Diversified .....................    0.2%            106,003
   Homebuilding ................................    2.8%          1,359,515
   Hotels & Restaurants ........................    1.1%            557,179
   Industrial Goods & Materials ................    0.0%             21,134
   Insurance ...................................    1.8%            887,755
   Machinery ...................................    1.9%            953,151
   Manufactured Housing ........................    0.9%            465,466
   Manufacturing ...............................    4.2%          2,076,110
   Metals & Mining .............................    2.6%          1,277,726
   Office Furnishings ..........................    1.3%            625,785
   Oil & Gas Field Services ....................    1.9%            911,020
   Oil Refining ................................    0.8%            378,051
   Paper .......................................    1.1%            550,312
   Paper & Forestry Products ...................    1.6%            787,668


                                                 % OF NET
                                                   ASSETS          VALUE
                                                 ---------      -----------
   Racetracks ..................................    0.5%        $   227,885
   Real Estate .................................    6.9%          3,368,974
   Real Estate Investment Trust ................    6.5%          3,163,858
   Restaurants .................................    1.2%            610,505
   Retail ......................................    1.4%            665,825
   Retail - Specialty Stores ...................    0.3%            130,008
   Retail Merchandising ........................    1.0%            482,049
   Semiconductor Equipment .....................    5.2%          2,524,943
   Semiconductors & Related ....................    2.2%          1,094,546
   Telecommunications
      & Equipment ..............................    0.8%            378,679
   Transportation ..............................    2.8%          1,355,880
   Truck Trailers ..............................    0.9%            423,154
   Utilities ...................................    1.7%            839,575
Canadian Common Stock ..........................    1.4%            663,821
Preferred Stocks ...............................    0.3%            161,642
Corporate Bonds ................................    1.7%            852,829
Exchange Traded Funds ..........................    2.5%          1,195,920
Short-Term Investments .........................    3.7%          1,786,146
Other Assets in
   Excess Of Liabilities .......................    0.3%            170,330
                                                  -----         -----------
NET ASSETS -- 100.% ............................  100.0%        $48,844,533
                                                  =====         ===========

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE



                                                 % OF NET
                                                   ASSETS          VALUE
                                                 ---------      -----------
Common Stock:
   Aerospace & Defense .........................    6.2%        $ 2,368,177
   Agriculture .................................    0.9%            331,377
   Automobile Parts
      & Equipment ..............................    1.5%            573,562
   Banks .......................................    3.5%          1,339,993
   Broadcasting & Cable
      Television ...............................    4.4%          1,686,016
   Chemicals ...................................    3.3%          1,279,583
   Chemicals - Diversified .....................    1.0%            394,440
   Chemicals - Specialty .......................    1.1%            414,187
   Computers, Software
      & Servicing ..............................    3.3%          1,271,001
   Electric & Other Services ...................    1.8%            699,830
   Electronic Components
      & Accessories ............................    5.1%          1,962,540
   Electronics .................................    0.6%            229,087
   Energy & Utilities ..........................    2.9%          1,102,572
   Financial Services ..........................    2.7%          1,041,054
   Food ........................................    2.8%          1,065,217
   Food & Beverage .............................    1.3%            514,642
   Home Furnishings
      & Housewares .............................    1.4%            525,870
   Hotels & Restaurants ........................    3.6%          1,398,930
   Industrial Goods
      & Materials ..............................    4.9%          1,884,681
   Insurance ...................................    2.2%            840,941
   Leisure & Entertainment .....................    2.6%          1,014,249
   Life & Health Insurance .....................    1.6%            603,482
   Manufacturing ...............................    3.6%          1,367,981
   Medical & Medical Services ..................    1.7%            638,486
   Metals ......................................    1.6%            630,161
   Metals & Mining .............................    1.2%            470,036
   Oil Refining ................................    1.7%            648,806
   Paper & Forestry Products ...................    3.2%          1,239,069
   Power, Distribution & Specialty
      Transformers .............................    2.0%            772,008
   Real Estate .................................    3.1%          1,206,013
   Real Estate Investment Trust ................    1.4%            519,824
   Retail - Consumer Electronics
      Stores ...................................    0.4%            165,432
   Retail - Department Stores ..................    3.6%          1,398,204
   Semiconductors & Related ....................    0.6%            231,795


                                                 % OF NET
                                                   ASSETS          VALUE
                                                 ---------      -----------
   Telecommunications
      & Equipment ..............................    2.7%        $ 1,055,124
   Transportation ..............................    3.9%          1,483,543
   Utilities ...................................    0.8%            298,782
   Wholesale - Drug Distribution ...............    1.4%            520,713
Canadian Common Stock ..........................    0.8%            315,108
Corporate Bonds ................................    0.2%             89,537
Exchange Traded Funds ..........................    3.0%          1,139,669
Short-Term Investments .........................    5.0%          1,899,935
Liabilities in Excess
   of Other Assets .............................   (0.6)%          (226,015)
                                                  -----         -----------
NET ASSETS -- 100.% ............................  100.0%        $38,405,642
                                                  =====         ===========

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2004



                                                  % OF NET
                                                    ASSETS         VALUE
                                                  ---------     -----------
DOMESTIC COMMON STOCKS -- 90.1%
AEROSPACE & DEFENSE -- 4.0%
AAR CORP.* .....................................    35,675      $   381,722
BE Aerospace, Inc.* ............................   127,825        1,354,945
CAE, Inc. ......................................    46,125          202,028
                                                                -----------
                                                                  1,938,695
                                                                -----------
AGRICULTURE -- 1.6%
Corn Products International, Inc. ..............    17,175          792,626
                                                                -----------
AIRCRAFT PARTS & AUXILIARY EQUIPMENT, NEC -- 2.3%
HEICO Corp. ....................................    21,887          265,927
Triumph Group, Inc.* ...........................    26,875          865,375
                                                                -----------
                                                                  1,131,302
                                                                -----------
ALUMINUM -- 0.4%
Commonwealth Industries, Inc.* .................    23,075          194,291
                                                                -----------
AUTOMOBILE PARTS & EQUIPMENT -- 3.0%
Exide Technologies* ............................    26,475          419,894
Visteon Corp. ..................................   113,725        1,061,054
                                                                -----------
                                                                  1,480,948
                                                                -----------
BANKS -- 0.4%
Integra Bank Corp. .............................     9,950          203,676
                                                                -----------
BIOTECH -- 0.2%
Telik, Inc.* ...................................     4,350           82,389
                                                                -----------
CHEMICALS -- 5.5%
Airgas, Inc. ...................................     5,550          123,487
IMC Global, Inc. ...............................    66,375        1,058,017
Millennium Chemicals, Inc.* ....................    44,600          831,790
PolyOne Corp.* .................................    41,775          296,603
Sensient Technologies Corp. ....................     3,200           67,200
Westlake Chemical Corp.* .......................    17,900          313,250
                                                                -----------
                                                                  2,690,347
                                                                -----------
COMMUNICATIONS & MEDIA -- 0.1%
CIENA Corp.* ...................................    33,275           60,560
                                                                -----------
COMPUTER COMPONENTS -- 0.3%
Lexar Media, Inc.* .............................    21,600          123,984
                                                                -----------


                                                  % OF NET
                                                    ASSETS         VALUE
                                                  ---------     -----------
COMPUTER SOFTWARE -- 0.6%
MSC. Software Corp.* ...........................    32,575      $   237,472
NetIQ Corp.* ...................................     5,000           48,100
                                                                -----------
                                                                    285,572
                                                                -----------
CONSTRUCTION -- 1.3%
Shaw Group, Inc. (The)* ........................    64,150          660,103
                                                                -----------
DIVERSIFIED -- 1.2%
Acuity Brands, Inc. ............................    19,375          445,819
Viad Corp. .....................................     5,350          127,383
                                                                -----------
                                                                    573,202
                                                                -----------
ELECTRIC PRODUCTS -- 0.3%
Encore Wire Corp.* .............................    10,200          127,092
                                                                -----------
ELECTRICAL EQUIPMENT -- 4.1%
EMCOR Group, Inc.* .............................    23,525          955,115
General Cable Corp.* ...........................    45,750          481,747
GrafTech International, Ltd.* ..................    53,275          567,912
                                                                -----------
                                                                  2,004,774
                                                                -----------
ELECTRICAL WORK -- 1.2%
Integrated Electrical Services, Inc.* ..........   117,900          568,278
                                                                -----------
ELECTRONIC COMPONENTS & ACCESSORIES-- 0.3%
Avnet, Inc.* ...................................     9,150          145,302
                                                                -----------
ELECTRONICS -- 0.6%
Curtiss-Wright Corp. ...........................     4,200          229,530
Plexus Corp. ...................................     4,600           54,234
                                                                -----------
                                                                    283,764
                                                                -----------
ENERGY & UTILITIES -- 5.2%
Allegheny Energy, Inc.* ........................    40,675          597,516
Reliant Resources, Inc.* .......................   193,825        1,930,497
                                                                -----------
                                                                  2,528,013
                                                                -----------
ENTERTAINMENT -- 0.4%
Gaylord Entertainment Co.* .....................     7,500          217,800
                                                                -----------
FERTILIZERS -- 0.7%
LESCO, Inc. ....................................    25,850          324,417
                                                                -----------



    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2004



                                                    SHARES         VALUE
                                                   -------      -----------
FINANCE -- 0.4%
AmeriCredit Corp.* .............................     2,700      $    56,457
Metris Companies, Inc. .........................    16,800          137,424
                                                                -----------
                                                                    193,881
                                                                -----------
FOOD -- 0.9%
Interstate Bakeries Corp. ......................    38,850          200,855
Tate & Lyle P.L.C. -- ADR ......................     9,300          239,577
                                                                -----------
                                                                    440,432
                                                                -----------
FOOTWEAR -- 0.4%
Barry (R.G.) Corp. .............................    71,725          182,899
                                                                -----------
GENERAL INDUSTRIAL MACHINERY & EQUIPMENT -- 1.1%
Manitowoc Company, Inc. (The) ..................     9,000          298,440
Metso Corp. ....................................    19,900          258,302
                                                                -----------
                                                                    556,742
                                                                -----------
HEALTH CARE DIVERSIFIED -- 0.2%
NeighborCare, Inc.* ............................     4,175          106,003
                                                                -----------
HOMEBUILDING -- 2.8%
Champion Enterprises, Inc.* ....................   141,175        1,359,515
                                                                -----------
HOTELS & RESTAURANTS -- 1.1%
Interstate Hotels & Resorts, Inc.* .............    95,175          397,831
Triarc Companies, Inc. .........................    14,700          159,348
                                                                -----------
                                                                    557,179
                                                                -----------
INDUSTRIAL GOODS & MATERIALS -- 0.0%
Albany International Corp., Class A ............       725           21,134
                                                                -----------
INSURANCE -- 1.8%
Assured Guaranty, Ltd. .........................     5,450           87,364
NCRIC Group, Inc.* .............................    14,798          125,191
ProAssurance Corp.* ............................    20,000          675,200
                                                                -----------
                                                                    887,755
                                                                -----------
MACHINERY -- 1.9%
Flowserve Corp.* ...............................    22,650          519,591
Terex Corp.* ...................................    12,000          433,560
                                                                -----------
                                                                    953,151
                                                                -----------


                                                    SHARES         VALUE
                                                   -------      -----------
MANUFACTURED HOUSING -- 0.9%
Fleetwood Enterprises, Inc.* ...................    36,450      $   465,466
                                                                -----------

MANUFACTURING -- 4.2%
Navistar International Corp.* ..................    23,100          826,518
Trinity Industries, Inc. .......................    25,289          701,770
York International Corp. .......................    16,825          547,822
                                                                -----------
                                                                  2,076,110
                                                                -----------
METALS & MINING -- 2.6%
Brush Engineered Materials, Inc.* ..............    45,500          932,295
Cleveland-Cliffs, Inc.* ........................     5,175          345,431
                                                                -----------
                                                                  1,277,726
                                                                -----------
OFFICE FURNISHINGS -- 1.3%
Interface, Inc.* ...............................    87,645          625,785
                                                                -----------
OIL & GAS FIELD SERVICES -- 1.9%
Global Industries, Ltd.* .......................    59,200          316,720
Willbros Group, Inc.* ..........................    42,450          594,300
                                                                -----------
                                                                    911,020
                                                                -----------
OIL REFINING -- 0.8%
Premcor, Inc.* .................................    11,275          378,051
                                                                -----------
PAPER -- 1.1%
Glatfelter .....................................    43,400          550,312
                                                                -----------
PAPER & FORESTRY PRODUCTS -- 1.6%
Longview Fibre Co. .............................    42,200          522,436
Votorantim Celulose e Papel
   S.A. -- ADR .................................     7,550          265,232
                                                                -----------
                                                                    787,668
                                                                -----------
RACETRACKS -- 0.5%
Magna Entertainment Corp.* .....................    38,300          227,885
                                                                -----------
REAL ESTATE -- 6.9%
American Real Estate Partners, L.P.* ...........    59,575        1,295,756
Jones Lang LaSalle, Inc.* ......................    36,550        1,193,358
MI Developments, Inc.* .........................    37,925          879,860
                                                                -----------
                                                                  3,368,974
                                                                -----------


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2004



                                                    SHARES         VALUE
                                                   -------      -----------
REAL ESTATE INVESTMENT TRUST -- 6.5%
Boykin Lodging Co. .............................   163,675      $ 1,369,960
CRT Properties, Inc. ...........................    38,075          849,834
MeriStar Hospitality Corp.* ....................   163,900          944,064
                                                                -----------
                                                                  3,163,858
                                                                -----------
RESTAURANTS -- 1.2%
Triarc Companies, Inc. .........................    55,050          610,505
                                                                -----------
RETAIL -- 1.4%
MarineMax, Inc. ................................    17,350          340,060
Warnaco Group, Inc. (The)* .....................    16,175          325,765
                                                                -----------
                                                                    665,825
                                                                -----------
RETAIL - SPECIALTY STORES -- 0.3%
Linens 'n Things, Inc.* ........................     1,475           36,993
Pep Boys-Manny, Moe & Jack (The) ...............     5,850           93,015
                                                                -----------
                                                                    130,008
                                                                -----------
RETAIL MERCHANDISING -- 1.0%
Dillard's, Inc. ................................     8,575          162,925
Great Atlantic & Pacific Tea Company,
   Inc. (The) ..................................    49,400          319,124
                                                                -----------
                                                                    482,049
                                                                -----------
SEMICONDUCTOR EQUIPMENT -- 5.2%
Alliance Semiconductor Corp.* ..................   162,350          620,177
Axcelis Technologies, Inc.* ....................    16,100          125,580
BE Semiconductor Industries N.V.* ..............   345,743        1,711,428
LTX Corp.* .....................................     5,300           27,242
Ultratech, Inc.* ...............................     2,545           40,516
                                                                -----------
                                                                  2,524,943
                                                                -----------
SEMICONDUCTORS & RELATED -- 2.2%
Amkor Technology, Inc.* ........................    21,800           82,840
ASM International N.V.* ........................    53,075          730,312
ZiLOG, Inc.* ...................................    36,450          281,394
                                                                -----------
                                                                  1,094,546
                                                                -----------


                                                    SHARES         VALUE
                                                   -------      -----------
TELECOMMUNICATIONS & EQUIPMENT -- 0.8%
Boston Communications Group, Inc.* .............    15,800      $   124,030
Triton PCS Holdings, Inc.* .....................    21,575           52,859
UnitedGlobalCom, Inc.* .........................    29,675          201,790
                                                                -----------
                                                                    378,679
                                                                -----------
TRANSPORTATION -- 2.8%
Alexander & Baldwin, Inc. ......................     3,875          119,311
Covenant Transport, Inc., Class A* .............    13,600          265,200
Stolt-Nielsen S.A. -- ADR ......................    39,375          631,575
U.S. Xpress Enterprises, Inc., Class A* ........     9,125          151,749
Werner Enterprises, Inc. .......................    10,612          188,045
                                                                -----------
                                                                  1,355,880
                                                                -----------
TRUCK TRAILERS -- 0.9%
Wabash National Corp.* .........................    15,950          423,154
                                                                -----------
UTILITIES -- 1.7%
Sierra Pacific Resources* ......................    97,625          839,575
                                                                -----------
   TOTAL DOMESTIC COMMON STOCKS
     (Cost $35,055,792) ........................                 44,013,845
                                                                -----------

CANADIAN COMMON STOCK -- 1.4%
Cameco Corp. ...................................    10,200          663,821
                                                                -----------
   TOTAL CANADIAN COMMON STOCK
     (Cost $207,228) ...........................                    663,821
                                                                -----------

PREFERRED STOCKS -- 0.3%
UTILITIES -- 0.3%
Sierra Pacific Resources 9.00% .................     4,150          161,642
                                                                -----------
   TOTAL PREFERRED STOCKS
     (Cost $139,900) ...........................                    161,642
                                                                -----------



    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2004


                                                       PAR         VALUE
                                                     -------    -----------
CORPORATE BONDS -- 1.7%
Mercer International, Inc. SR SB
   CV 144A
   8.50%, 10/15/10 .............................        $500    $   667,500
Northwest Airlines Corp. (Caa1, CCC+)
   6.63%, 05/15/23 .............................         219        185,329
                                                                -----------
   TOTAL CORPORATE BONDS
     (Cost $717,455) ...........................                    852,829
                                                                -----------

                                                    SHARES
                                                  ----------
EXCHANGE TRADED FUNDS -- 2.5%
FINANCE -- 2.5%
iShares Russell 2000 Value Index Fund ..........       7,200      1,195,920
                                                                -----------
   TOTAL EXCHANGE TRADED FUNDS
     (Cost $1,132,957) .........................                  1,195,920
                                                                -----------

SHORT-TERM INVESTMENTS -- 3.7%
Galaxy Money Market Fund .......................   1,786,146      1,786,146
                                                                -----------
   TOTAL SHORT-TERM INVESTMENTS
     (Cost $1,786,146) .........................                  1,786,146
                                                                -----------
TOTAL INVESTMENTS -- 99.7%
   (Cost $39,039,478) ..........................                 48,674,203
                                                                -----------
ASSETS IN EXCESS OF
   OTHER LIABILITIES -- 0.3% ...................                    170,330
                                                                -----------
NET ASSETS -- 100.0% ...........................                $48,844,533
                                                                ===========


------------------
* Non-income producing.

144A - Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of August 31, 2004, these securities amounted to 1.37% of net assets.

ADR - American Depository Receipt.

The Moody's Investor Service, Inc. & Standard & Poor's Rating Group ratings indicated are the most recent ratings available at August 31, 2004 and are unaudited.


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2004



                                                    SHARES         VALUE
                                                  ----------    -----------
DOMESTIC COMMON STOCKS -- 91.6%
AEROSPACE & DEFENSE -- 6.2%
Boeing Co. (The) ...............................      45,350    $ 2,368,177
                                                                -----------
AGRICULTURE -- 0.9%
Archer-Daniels-Midland Co. .....................      20,750        331,377
                                                                -----------
AUTOMOBILE PARTS & EQUIPMENT -- 1.5%
Visteon Corp. ..................................      61,475        573,562
                                                                -----------
BANKS -- 3.5%
Bank of America Corp. ..........................      11,136        500,897
J.P. Morgan Chase & Co. ........................      21,200        839,096
                                                                -----------
                                                                  1,339,993
                                                                -----------
BROADCASTING & CABLE TELEVISION -- 4.4%
Liberty Media Corp.* ...........................     115,095      1,025,496
Liberty Media International, Inc.,
   Class A* ....................................      19,542        660,520
                                                                -----------
                                                                  1,686,016
                                                                -----------
CHEMICALS -- 3.3%
IMC Global, Inc. ...............................      80,275      1,279,583
                                                                -----------
CHEMICALS - DIVERSIFIED -- 1.0%
Bayer AG -- ADR ................................      15,200        394,440
                                                                -----------
CHEMICALS - SPECIALTY -- 1.1%
Dow Chemical Co. (The) .........................       9,675        414,187
                                                                -----------
COMPUTERS, SOFTWARE & SERVICING -- 3.3%
BearingPoint, Inc.* ............................      56,175        453,332
Electronic Data Systems Corp. ..................      31,150        598,703
Ingram Micro, Inc., Class A* ...................      14,775        218,966
                                                                -----------
                                                                  1,271,001
                                                                -----------
ELECTRIC & OTHER SERVICES -- 1.8%
PG&E Corp.* ....................................      23,975        699,830
                                                                -----------
ELECTRONIC COMPONENTS & ACCESSORIES -- 5.1%
Avnet, Inc.* ...................................      39,075        620,511
Micron Technology, Inc.* .......................      21,200        244,012
Sanmina-SCI Corp.* .............................     149,000      1,031,080
Vishay Intertechnology, Inc.* ..................       5,250         66,937
                                                                -----------
                                                                  1,962,540
                                                                -----------


                                                    SHARES         VALUE
                                                  ----------    -----------
ELECTRONICS -- 0.6%
Agilent Technologies, Inc.* ....................      11,175    $   229,087
                                                                -----------
ENERGY & UTILITIES -- 2.9%
Reliant Resources, Inc.* .......................     110,700      1,102,572
                                                                -----------
FINANCIAL SERVICES -- 2.7%
CIT Group, Inc. ................................      15,475        553,076
PMI Group, Inc. (The) ..........................      11,750        487,978
                                                                -----------
                                                                  1,041,054
                                                                -----------
FOOD -- 2.8%
Tate & Lyle P.L.C. -- ADR ......................      41,350      1,065,217
                                                                -----------
FOOD & BEVERAGE -- 1.3%
Smithfield Foods, Inc.* ........................      20,025        514,642
                                                                -----------
HOME FURNISHINGS & HOUSEWARES -- 1.4%
Newell Rubbermaid, Inc. ........................      24,425        525,870
                                                                -----------
HOTELS & RESTAURANTS -- 3.6%
Starwood Hotels & Resorts
   Worldwide, Inc. .............................      31,650      1,398,930
                                                                -----------
INDUSTRIAL GOODS & MATERIALS -- 4.9%
Tyco International, Ltd. .......................      60,175      1,884,681
                                                                -----------
INSURANCE -- 2.2%
Aon Corp. ......................................      16,975        440,501
Loews Corp. ....................................       7,050        400,440
                                                                -----------
                                                                    840,941
                                                                -----------
LEISURE & ENTERTAINMENT -- 2.6%
Carnival Corp. .................................      22,150      1,014,249
                                                                -----------
LIFE & HEALTH INSURANCE -- 1.6%
Genworth Financial, Inc., Class A* .............      26,550        603,482
                                                                -----------
MANUFACTURING -- 3.6%
Brunswick Corp. ................................      10,725        421,600
Navistar International Corp.* ..................      26,450        946,381
                                                                -----------
                                                                  1,367,981
                                                                -----------
MEDICAL & MEDICAL SERVICES -- 1.7%
Tenet Healthcare Corp.* ........................      61,275        638,486
                                                                -----------


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2004



                                                    SHARES         VALUE
                                                  ----------    -----------
METALS -- 1.6%
Alcan, Inc. ....................................      14,550    $   630,161
                                                                -----------
METALS & MINING -- 1.2%
Freeport-McMoRan Copper & Gold,
   Inc., Class B ...............................      12,491        470,036
                                                                -----------
OIL REFINING -- 1.7%
Premcor, Inc.* .................................      19,350        648,806
                                                                -----------
PAPER & FORESTRY PRODUCTS -- 3.2%
Abitibi-Consolidated, Inc. .....................      55,225        326,932
Domtar, Inc. ...................................      36,250        437,900
International Paper Co. ........................      11,850        474,237
                                                                -----------
                                                                  1,239,069
                                                                -----------
POWER, DISTRIBUTION & SPECIALTY TRANSFORMERS -- 2.0%
NRG Energy, Inc.* ..............................      28,227        772,008
                                                                -----------
REAL ESTATE -- 3.1%
CB Richard Ellis Group, Inc., Class A* .........      25,175        490,661
St. Joe Co. (The) ..............................      14,780        715,352
                                                                -----------
                                                                  1,206,013
                                                                -----------
REAL ESTATE INVESTMENT TRUST -- 1.4%
Crescent Real Estate Equities Co.,
   REIT ........................................      32,550        519,824
                                                                -----------
RETAIL - CONSUMER ELECTRONICS STORES -- 0.4%
Circuit City Stores, Inc. ......................      12,755        165,432
                                                                -----------
RETAIL - DEPARTMENT STORES -- 3.6%
J.C. Penney Co., Inc. ..........................      24,350        933,092
Kohl's Corp.* ..................................       9,400        465,112
                                                                -----------
                                                                  1,398,204
                                                                -----------
SEMICONDUCTORS & RELATED -- 0.6%
ON Semiconductor Corp.* ........................      25,850         77,033
Teradyne, Inc.* ................................      12,025        154,762
                                                                -----------
                                                                    231,795
                                                                -----------


                                                    SHARES         VALUE
                                                  ----------    -----------
TELECOMMUNICATIONS & EQUIPMENT -- 2.7%
AT&T Wireless Services, Inc.* ..................      31,725    $   463,819
Nextel Communications, Inc.* ...................       5,550        128,705
Telephone & Data Systems, Inc. .................       6,000        462,600
                                                                -----------
                                                                  1,055,124
                                                                -----------
TRANSPORTATION -- 3.9%
CSX Corp. ......................................      27,375        864,502
Swift Transportation Co.* ......................      12,425        225,887
Werner Enterprises, Inc. .......................      22,187        393,154
                                                                -----------
                                                                  1,483,543
                                                                -----------
UTILITIES -- 0.8%
First Energy Corp. .............................       7,425        298,782
                                                                -----------
WHOLESALE - DRUG DISTRIBUTION -- 1.4%
AmerisourceBergen Corp. ........................       9,625        520,713
                                                                -----------
   TOTAL DOMESTIC COMMON STOCKS
     (Cost $30,667,466) ........................                 35,187,408
                                                                -----------

CANADIAN COMMON STOCK -- 0.8%
Bombardier, Inc., Class B ......................     137,025        315,108
                                                                -----------
   TOTAL CANADIAN COMMON STOCK
     (Cost $452,889) ...........................                    315,108
                                                                -----------
                                                      PAR
                                                     (000)
                                                   ---------

CORPORATE BONDS -- 0.2%
Delta Air Lines, Inc. (Ca, CC)
   8.00%, 06/03/23 .............................        $247         89,537
                                                                -----------
   TOTAL CORPORATE BONDS
     (Cost $180,068) ...........................                     89,537
                                                                -----------


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2004



                                                    SHARES         VALUE
                                                  ----------    -----------
EXCHANGE TRADED FUNDS -- 3.0%
FINANCE -- 3.0%
iShares Russell 1000 Value Index
   Fund ........................................      18,985    $ 1,139,669
                                                                -----------
   TOTAL EXCHANGE TRADED FUNDS
     (Cost $1,113,283) .........................                  1,139,669
                                                                -----------

SHORT-TERM INVESTMENTS -- 5.0%
Galaxy Money Market Fund .......................   1,899,935      1,899,935
                                                                -----------
   TOTAL SHORT-TERM INVESTMENTS
     (Cost $1,899,935) .........................                  1,899,935
                                                                -----------
TOTAL INVESTMENTS -- 100.6%
   (Cost $34,313,641) ..........................                 38,631,657
                                                                -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (0.6)% ......................                   (226,015)
                                                                -----------
NET ASSETS -- 100.0% ...........................                $38,405,642
                                                                ===========

------------------
*Non-income producing.

ADR - American Depository Receipt.

REIT - Real Estate Investment Trust.

The Moody's Investor Service, Inc. & Standard & Poor's Rating Group ratings indicated are the most recent ratings available at August 31, 2004 and are unaudited.







    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2004

                                                                                         SCHNEIDER            SCHNEIDER
                                                                                   SMALL CAP VALUE FUND       VALUE FUND
                                                                                   --------------------      -----------
ASSETS
   Investments, at value (cost -- $39,039,478 and $34,313,641, respectively) .....       $48,674,203         $38,631,657
   Receivable for investments sold ...............................................           282,586             251,784
   Receivable for fund shares sold ...............................................                --              59,000
   Dividends and interest receivable .............................................            34,549              44,573
   Prepaid expenses and other assets .............................................            14,693              15,061
                                                                                         -----------         -----------
     Total Assets ................................................................        49,006,031          39,002,075
                                                                                         -----------         -----------
LIABILITIES
   Payable for investments purchased .............................................            86,320             551,859
   Payable to Investment Adviser .................................................            19,826               4,716
   Payable for fund shares redeemed ..............................................             3,985                  --
   Accrued expenses payable and other liabilities ................................            51,367              39,858
                                                                                         -----------         -----------
     Total Liabilities ...........................................................           161,498             596,433
                                                                                         -----------         -----------
NET ASSETS
   Capital stock, $0.001 par value ...............................................             1,679               2,108
   Additional Paid-in capital ....................................................        22,426,485          32,436,154
   Undistributed net investment income ...........................................                21              69,050
   Accumulated net realized gain from investments
     and foreign exchange transactions, if any ...................................        16,781,623           1,580,314
   Net unrealized appreciation on investments and
     foreign exchange transactions, if any .......................................         9,634,725           4,318,016
                                                                                         -----------         -----------
   Net assets applicable to shares outstanding ...................................       $48,844,533         $38,405,642
                                                                                         ===========         ===========
Shares outstanding ...............................................................         1,678,928           2,108,282
                                                                                         ===========         ===========
Net asset value, offering and redemption price per share .........................            $29.09              $18.22
                                                                                         ===========         ===========





    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                             STATEMENT OF OPERATIONS

                                                                                      SCHNEIDER              SCHNEIDER
                                                                                SMALL CAP VALUE FUND         VALUE FUND
                                                                                --------------------       ---------------
                                                                                       FOR THE                 FOR THE
                                                                                     YEAR ENDED              YEAR ENDED
                                                                                   AUGUST 31, 2004         AUGUST 31, 2004
                                                                                   ---------------         ---------------
INVESTMENT INCOME
   Dividends ...................................................................      $  250,897*             $  278,560*
   Interest ....................................................................          62,536                  15,754
                                                                                      ----------              ----------
     Net Investment Income .....................................................         313,433                 294,314
                                                                                      ----------              ----------
EXPENSES
   Advisory fees ...............................................................         510,947                 171,115
   Administration fees and expenses ............................................         113,786                 107,422
   Administrative services fees ................................................          76,642                  36,667
   Custodian fees and expenses .................................................          61,150                  42,575
   Transfer Agent fees .........................................................          43,292                  40,098
   Printing fees ...............................................................          29,499                  23,743
   Audit and Legal fees ........................................................          26,403                  19,159
   Federal and State Registration fees .........................................          19,754                  31,008
   Directors' and Officer's fees ...............................................           6,106                   3,150
   Insurance fees ..............................................................           2,589                     842
   Amortization of Offering costs ..............................................              --                   1,432
   Miscellaneous fees ..........................................................             910                     717
                                                                                      ----------              ----------
     Total expenses before waivers and reimbursements ..........................         891,078                 477,928
   Less: waivers ...............................................................        (329,049)               (253,932)
   Less: reimbursements ........................................................               0                 (16,214)
                                                                                      ----------              ----------
     Total expenses after waivers and reimbursements ...........................         562,029                 207,782
                                                                                      ----------              ----------
Net investment income/(loss) ...................................................        (248,596)                 86,532
                                                                                      ----------              ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENT AND FOREIGN CURRENCY
   TRANSACTIONS:
   Net realized gain/(loss) from:
     Investments ...............................................................      22,868,085               1,739,447
     Foreign currency transactions .............................................              16                     (21)

   Net change in unrealized appreciation/(depreciation) on:
     Investments ...............................................................      (6,067,230)              2,256,274
     Foreign currency transactions .............................................              (4)                     --
                                                                                      ----------              ----------

   Net realized and unrealized gain on investments and foreign
     currency transactions .....................................................      16,800,867               3,995,700
                                                                                      ----------              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................     $16,552,271              $4,082,232
                                                                                     ===========              ==========

------------------
* Net of foreign withholding taxes of $2,040 and $3,335, for the Small Cap Value Fund and Value Fund, respectively.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                        STATEMENT OF CHANGES INNET ASSETS


                                                                                                     SCHNEIDER
                                                                                                SMALL CAP VALUE FUND
                                                                                      -----------------------------------------
                                                                                           FOR THE                FOR THE
                                                                                         YEAR ENDED              YEAR ENDED
                                                                                       AUGUST 31, 2004         AUGUST 31, 2003
                                                                                      -----------------       -----------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income/(loss) ................................................        $   (248,596)            $   212,476
   Net realized gain/(loss) from investments and foreign currency
     transactions, if any ......................................................          22,868,101              (1,556,261)
   Net change in unrealized appreciation/(depreciation) on investments
     and foreign currency transactions, if any .................................          (6,067,234)             18,896,189
                                                                                        ------------             -----------
   Net increase in net assets resulting from operations ........................          16,552,271              17,552,404
                                                                                        ------------             -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .......................................................            (213,220)                (84,186)
   Net realized capital gains ..................................................          (3,215,235)               (224,403)
                                                                                        ------------             -----------
     Total dividends and distributions to shareholders .........................          (3,428,455)               (308,589)
                                                                                        ------------             -----------
DECREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (SEE NOTE 4) ...................................................         (13,199,746)            (13,591,750)
                                                                                        ------------             -----------
     Total increase/(decrease) in net assets ...................................             (75,930)              3,652,065

NET ASSETS
   Beginning of period .........................................................          48,920,463              45,268,398
                                                                                        ------------             -----------
   End of period* ..............................................................        $ 48,844,533             $48,920,463
                                                                                        ============             ===========

------------------
* Includes undistributed net investment income of $21 and $213,208 for the year ended August 31, 2004 and for the year ended August 31, 2003, respectively.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                        STATEMENT OF CHANGES INNET ASSETS


                                                                                                  SCHNEIDER
                                                                                                  VALUE FUND
                                                                                   -------------------------------------------
                                                                                                             FOR THE PERIOD
                                                                                        FOR THE            SEPTEMBER 30, 2002*
                                                                                      YEAR ENDED                THROUGH
                                                                                    AUGUST 31, 2004         AUGUST 31, 2003
                                                                                   -----------------      --------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income .......................................................      $    86,532              $    37,671
   Net realized gain from investments and foreign currency
     transactions, if any ......................................................        1,739,426                  451,547
   Net change in unrealized appreciation on investments
     and foreign currency transactions, if any .................................        2,256,274                2,061,742
                                                                                      -----------              -----------
   Net increase in net assets resulting from operations ........................        4,082,232                2,550,960
                                                                                      -----------              -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .......................................................          (54,680)                  (9,472)
   Net realized capital gains ..................................................         (610,325)                    (355)
                                                                                      -----------              -----------
     Total dividends and distributions to shareholders .........................         (665,005)                  (9,827)
                                                                                      -----------              -----------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (SEE NOTE 4) ...................................................       23,200,846                9,246,436
                                                                                      -----------              -----------
     Total increase in net assets ..............................................       26,618,073               11,787,569

NET ASSETS
   Beginning of period .........................................................       11,787,569                       --
                                                                                      -----------              -----------
   End of period** .............................................................      $38,405,642              $11,787,569
                                                                                      ===========              ===========

------------------
*    Commencement of operations.
** Includes undistributed net investment income of $69,050 and $35,787 for the year ended August 31, 2004 and for the period ended August 31, 2003, respectively.


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                               FOR THE YEAR ENDED AUGUST 31,
                                                                 --------------------------------------------------------
                                                                   2004        2003        2002         2001        2000
                                                                 -------     -------     -------      -------     -------
PER SHARE OPERATING PERFORMANCE*
Net asset value, beginning of period .........................   $ 22.52     $ 14.82     $ 17.53      $ 17.57     $ 18.04
Net investment income/(loss) .................................     (0.13)       0.10        0.03         0.09        0.07
Net realized and unrealized gain/(loss) on investments
   and foreign currency transactions, if any(1) ..............      8.50        7.71       (1.83)        2.75        1.94
                                                                 -------     -------     -------      -------     -------
Net increase/(decrease) in net assets resulting
   from operations ...........................................      8.37        7.81       (1.80)        2.84        2.01
                                                                 -------     -------     -------      -------     -------
Dividends and distributions to shareholders from:
Net investment income ........................................     (0.11)      (0.03)      (0.07)       (0.08)         --
Net realized capital gains ...................................     (1.69)      (0.08)      (0.84)       (2.80)      (2.48)
                                                                 -------     -------     -------      -------     -------
Total dividends and distributions to shareholders ............     (1.80)      (0.11)      (0.91)       (2.88)      (2.48)
                                                                 -------     -------     -------      -------     -------
Net asset value, end of period ...............................   $ 29.09     $ 22.52     $ 14.82      $ 17.53     $ 17.57
                                                                 =======     =======     =======      =======     =======

Total investment return(2) ...................................     37.99%      53.10%     (10.76)%      19.94%      13.72%
                                                                 =======     =======     =======      =======     =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ....................   $48,845     $48,920     $45,268      $38,912     $19,394
Ratio of expenses to average net assets(3) ...................      1.10%       1.10%       1.10%        1.10%       1.10%
Ratio of expenses to average net assets without
   waivers and expense reimbursements ........................      1.74%       1.85%       1.65%        2.02%       2.37%
Ratio of net investment income to average net assets(3) ......     (0.49)%      0.53%       0.34%        0.71%       0.44%
Portfolio turnover rate ......................................    110.69%      85.33%     102.46%       79.30%      84.93%

------------------
* Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) The amounts shown for each share outstanding throughout the respective period are not in accord with the changes in the aggregate gains and losses on investments during the respective period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective period.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3)  Reflects waivers and reimbursements.


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                   FOR THE            FOR THE PERIOD
                                                                                 YEAR ENDED         SEPTEMBER 30, 2002*
                                                                               AUGUST 31, 2004    THROUGH AUGUST 31, 2003
                                                                               ---------------    -----------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ..............................                 $14.81                $10.00
Net investment income .............................................                   0.04                  0.07
Net realized and unrealized gain on investments
   and foreign currency transactions, if any(1) ...................                   4.05                  4.77
                                                                                    ------                ------
Net increase in net assets resulting from operations ..............                   4.09                  4.84
                                                                                    ------                ------
Dividends and distributions to shareholders from:
Net investment income .............................................                  (0.06)                (0.03)
Net realized capital gains ........................................                  (0.62)                 0.00
                                                                                    ------                ------
Total dividends and distributions to shareholders .................                  (0.68)                (0.03)
                                                                                    ------                ------
Net asset value, end of period ....................................                 $18.22                $14.81
                                                                                    ======                ======
Total investment return(2) ........................................                  28.21%                48.46%
                                                                                    ======                ======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .........................                $38,406               $11,788
Ratio of expenses to average net assets(3) ........................                   0.85%                 0.85%(4)
Ratio of expenses to average net assets without
   waivers and expense reimbursements .............................                   1.96%                 4.01%(4)
Ratio of net investment income to average net assets(3) ...........                   0.35%                 0.72%(4)
Portfolio turnover rate ...........................................                 116.60%                98.06%

------------------
*    Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) The amounts shown for each share outstanding throughout the respective period are not in accord with the changes in the aggregate gains and losses on investments during the respective period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective period.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3)  Reflects waivers and reimbursements.
(4)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2004


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has fourteen active investment portfolios, including the Schneider Small Cap Value Fund (the "Small Cap Value Fund") and the Schneider Value Fund (the "Value Fund") (each a "Fund", collectively the "Funds"), which commenced investment operations on September 2, 1998 and September 30, 2002, respectively. As of the date hereof, each Fund offers the Institutional Class.

     RBB has authorized capital of thirty billion shares of common stock of which 26.073 billion are currently classified into ninety-seven classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families," seven of which have begun investment operations.

     PORTFOLIO VALUATION -- The Funds' net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask price prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. If the Funds hold foreign equity securities, the calculation of the Funds' NAV will not occur at the same time as the determination of the value of the foreign equity securities in the Funds' portfolio, since these securities are traded on foreign exchanges. With the approval of the Company's Board of Directors, the Funds may use a pricing service, bank or broker/dealer experience in providing valuations to value the Funds' securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Funds' Valuation Committee as determined by procedures adopted by the Board of Directors.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Funds may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom a Fund enters into repurchase agreements are banks and broker/dealers that Schneider Capital Management, LP ("Adviser" or "SCM") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. SCM marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional securities by the next Fund business day. Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities. For the year ended August 31, 2004, the Funds did not enter into any repurchase agreements.

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2004


     INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their average net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     FOREIGN CURRENCY TRANSLATION -- Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Funds are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets. The following permanent differences as of August 31, 2004, primarily attributable to net investment losses, nondeductible expenses and foreign currency transactions, were reclassified to the following accounts:

                                                               INCREASE/(DECREASE)
                                              INCREASE             ACCUMULATED          INCREASE/(DECREASE)
                                            UNDISTRIBUTED         NET REALIZED              ADDITIONAL
                                           NET INVESTMENT          GAIN/(LOSS)                PAID-IN
                                                LOSS             ON INVESTMENTS               CAPITAL
                                           --------------      -------------------      -------------------
     Schneider Small Cap Value Fund           $248,628              $(248,686)                $    58
     Schneider Value Fund                        1,411                     21                  (1,432)

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2004


2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     SCM serves as each Fund's investment adviser. For its advisory services, SCM is entitled to receive 1.00% of the Small Cap Value Fund's average daily net assets and 0.70% of the Value Fund's average daily net assets, computed daily and payable monthly.

     The adviser agreed to limit the Small Cap Value Fund's and the Value Fund's operating expenses for the current fiscal year to the extent that such expenses exceeded 1.10% and 0.85%, of the Fund's average daily net assets, respectively. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of other fund expenses. For the year ended August 31, 2004, investment advisory fees and waivers of expenses were as follows:

                                                                                                   EXPENSE
                                          GROSS ADVISORY        WAIVERS       NET ADVISORY      REIMBURSEMENT
                                          --------------      ----------      ------------      -------------
     Schneider Small Cap Value Fund          $510,947         $(255,626)        $255,321                 --
     Schneider Value Fund                     171,115          (156,597)          14,518           $(16,214)

     The Funds will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

     PFPC Inc. ("PFPC"), serves as administrator for the Funds. PFPC Trust Co. serves as custodian of the Funds. Both PFPC and PFPC Trust Co. are wholly-owned subsidiaries of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.


     For providing administration and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets, subject to a minimum monthly fee of $8,333 per Fund plus out of pocket expenses. PFPC, at its discretion, voluntarily agreed to waive a portion of its administration and accounting fees for the Funds. For the year ended August 31, 2004, PFPC's administration and accounting fees and related waivers were as follows:

                                             GROSS ADMINISTRATION                          NET ADMINISTRATION
                                                AND ACCOUNTING                               AND ACCOUNTING
                                           SERVICE FEES AND EXPENSES       WAIVERS      SERVICE FEES AND EXPENSES
                                           -------------------------      ---------     -------------------------
     Schneider Small Cap Value Fund               $113,786                $ (7,000)              $106,786
     Schneider Value Fund                          107,422                 (50,000)                57,422

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Fund and PFPC. This agreement commenced on June 1, 2003. This fee is allocated among all funds in proportion to their net assets of the RBB Funds. The Schneider Small Cap Value Fund and Value Fund portions of these fees for the period September 1, 2003 to August 31, 2004 were $8,484 and $3,963, respectively.

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2004


     In addition, PFPC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agency services, PFPC is entitled to receive a monthly fee, subject to a minimum monthly fee of $2,000 per Fund, plus out of pocket expenses. PFPC, at its discretion, voluntarily agreed to waive a portion of its transfer agency fees for the Value Fund. For the year ended August 31, 2004, transfer agency fees and related waivers for the Funds were as follows:

                                                GROSS TRANSFER                               NET TRANSFER
                                                  AGENCY FEES             WAIVERS             AGENCY FEES
                                                --------------           ---------           ------------
     Schneider Small Cap Value Fund                 $43,292                     --              $43,292
     Schneider Value Fund                            40,098               $(12,000)              28,098

     For providing custodial services, PFPC Trust Co. is entitled to receive a monthly fee equal to an annual rate of .015% of each Fund's average daily gross assets. PFPC Trust Co., at its discretion, voluntarily agreed to waive a portion of their custodial fees for the Value Fund. For the year ended August 31, 2004, custodial fees and related waivers for the Funds were as follows:

                                                GROSS CUSTODIAL                              NET CUSTODIAL
                                               FEES AND EXPENSES          WAIVERS          FEES AND EXPENSES
                                               -----------------         ---------         -----------------
     Schneider Small Cap Value Fund                 $61,150                    --               $61,150
     Schneider Value Fund                            42,575               $(6,001)               36,574

     PFPC Distributors, Inc., ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provided certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

     PFPC Distributors, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for the Funds. For the year ended August 31, 2004, administrative services fees and related waivers for the Funds were as follows:

                                                     GROSS
                                                ADMINISTRATIVE                            NET ADMINISTRATIVE
                                                 SERVICES FEES             WAIVERS           SERVICES FEES
                                                --------------            ---------       ------------------
     Schneider Small Cap Value Fund                 $76,642               $(66,423)             $10,219
     Schneider Value Fund                            36,667                (29,334)               7,333

     As of August 31, 2004, the Small Cap Value Fund and Value Fund owed PFPC and affiliates $20,320 and $12,684, respectively, for their services.

3.   INVESTMENT IN SECURITIES

     For the year ended August 31, 2004, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                               PURCHASES           SALES
                                              -----------       -----------
     Schneider Small Cap Value Fund           $54,035,020       $70,412,104
     Schneider Value Fund                      49,261,994        27,642,139

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2004


4.   CAPITAL SHARE TRANSACTIONS

     As of August 31, 2004 each Fund has 100,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the years ended August 31, 2004 and 2003 were as follows:

                                                                  SCHNEIDER SMALL CAP VALUE FUND
                                             --------------------------------------------------------------------------
                                                FOR THE FISCAL YEAR ENDED                   FOR THE FISCAL YEAR ENDED
                                             ------------------------------              ------------------------------
                                                    AUGUST 31, 2004                             AUGUST 31, 2003
                                             ------------------------------              ------------------------------
                                               SHARES             AMOUNT                   SHARES             AMOUNT
                                             ---------         ------------              ---------         ------------
     Sales ...........................          28,284         $    806,401                 86,783         $  1,296,246
     Reinvestments ...................         120,295            3,183,023                 19,345              285,921
     Redemption Fees* ................              --                2,059                     --               31,531
     Repurchases .....................        (641,974)         (17,191,229)              (987,915)         (15,205,448)
                                             ---------         ------------              ---------         ------------
     Net increase/(decrease) .........        (493,395)        $(13,199,746)              (881,787)        $(13,591,750)
                                             =========         ============              =========         ============

                                                                       SCHNEIDER VALUE FUND
                                             --------------------------------------------------------------------------
                                                                                                 FOR THE PERIOD
                                                                                         ------------------------------
                                                FOR THE FISCAL YEAR ENDED                      SEPTEMBER 30, 2002
                                             ------------------------------              ------------------------------
                                                     AUGUST 31, 2004                         THROUGH AUGUST 31, 2003
                                             ------------------------------              ------------------------------
                                               SHARES             AMOUNT                  SHARES               AMOUNT
                                             ---------          -----------              --------            ----------
     Sales ...........................       1,447,520          $25,410,225               846,089            $9,869,042
     Reinvestments ...................          35,275              567,932                   450                 5,128
     Redemption Fees* ................              --                7,400                    --                 6,217
     Repurchases .....................        (170,583)          (2,784,711)              (50,469)             (633,951)
                                             ---------          -----------               -------            ----------
     Net increase ....................       1,312,212          $23,200,846               796,070            $9,246,436
                                             =========          ===========               =======            ==========

* There is a 1.75% redemption fee on shares redeemed which have been held less than one year in the Schneider Small Cap Value Fund. There is a 1.00% redemption fee on shares redeemed which have been held less than 90 days in the Schneider Value Fund. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                          FEBRUARY 29, 2004 (UNAUDITED)


5.   FEDERAL INCOME TAX INFORMATION

     At  August  31,  2004,   Federal  tax  cost,   aggregate  gross  unrealized
appreciation and depreciation of securities held by the Funds were as follows:

                                                                                                    NET UNREALIZED
                                               FEDERAL TAX       UNREALIZED        UNREALIZED        APPRECIATION/
                                                  COST          APPRECIATION      DEPRECIATION       DEPRECIATION
                                               -----------      ------------      ------------      --------------
     Schneider Small Cap Value Fund            $40,931,575      $10,383,606       $(2,640,978)         $7,742,628
     Schneider Value Fund                       34,661,500        5,024,887        (1,054,730)          3,970,157

     As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                            UNDISTRIBUTED        UNDISTRIBUTED
                                           ORDINARY INCOME      LONG-TERM GAINS
                                           ---------------      ---------------
     Schneider Small Cap Value Fund           $6,542,048          $12,131,714
     Schneider Value Fund                      1,508,511              488,734

     At August 31, 2004, the Funds had no capital loss carryforwards available to offset future capital gains.

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2004, there were post-October currency losses incurred of $21 and $21 for the Schneider Small Cap Value Fund and the Schneider Value Fund, respectively. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                          ORDINARY     LONG-TERM
                                           INCOME         GAINS        TOTAL
                                         ----------    ----------    ----------
     Schneider Small Cap Value Fund
                                2004     $2,094,392    $1,334,064    $3,428,456
                                2003         84,186       224,403       308,589
     Schneider Value Fund
                                2004     $  665,005    $       --    $  665,005
                                2003          9,827            --         9,827

                          SCHNEIDER CAPITAL MANAGEMENT
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE RBB FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schneider Small Cap Value Fund and Schneider Value Fund, separately managed portfolios of The RBB Fund, Inc. (the "Fund"), at August 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 29, 2004

                               THE SCHNEIDER FUNDS
                                 FUND MANAGEMENT
                                   (UNAUDITED)




     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (888) 520-3277.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                        PRINCIPAL               PORTFOLIOS IN           OTHER
                                               TERM OF OFFICE          OCCUPATION(S)            FUND COMPLEX        DIRECTORSHIPS
   NAME, ADDRESS,          POSITION(S) HELD     AND LENGTH OF          DURING PAST               OVERSEEN BY           HELD BY
  AND DATE OF BIRTH            WITH FUND        TIME SERVED 1            5 YEARS                  DIRECTOR*            DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                    DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky              Director       1988 to present    Since 1969, Director and           14           Director, Comcast
 Comcast Corporation                                              Vice Chairman, Comcast                            Corporation.
 1500 Market Street,                                              Corporation (cable television
 35th Floor                                                       and communications); Director,
 Philadelphia, PA 19102                                           NDS Group PLC (provider of
 DOB: 7/16/33                                                     systems and applications for
                                                                  digital pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay               Director       1988 to present    Since 2000, Vice President,        14           None
 Fox Chase Cancer Center                                          Fox Chase Cancer Center
 333 Cottman Avenue                                               (biomedical research and
 Philadelphia, PA 19111                                           medical care); prior to
 DOB: 12/06/35                                                    2000, Executive Vice
                                                                  President, Fox Chase Cancer
                                                                  Center.
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman             Director       1991 to present    Since December 2000, Director,     14           None
 106 Pierrepont Street                                            Gabelli Partners, L.P. (an
 Brooklyn, NY  11201                                              investment partnership); Chief
 DOB: 5/21/48                                                     Operating Officer and member
                                                                  of the Board of Directors of
                                                                  Outercurve Technologies
                                                                  (wireless enabling services)
                                                                  until April 2001; Chief
                                                                  Operating Officer and member
                                                                  of the Executive Operating
                                                                  Committee of Warburg Pincus
                                                                  Asset Management, Inc.;
                                                                  Executive Officer and Director
                                                                  of Credit Suisse Asset
                                                                  Management Securities, Inc.
                                                                  (formerly Counsellors
                                                                  Securities, Inc.) and
                                                                  Director/Trustee of various
                                                                  investment companies advised by
                                                                  Warburg Pincus Asset Management,
                                                                  Inc. until September 15, 1999;
                                                                  Prior to 1997, Managing
                                                                  Director of Warburg Pincus
                                                                  Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg            Director       1991 to present    Since 1974, Chairman, Director     14             Director,
 Moyco Technologies, Inc.                                         and President, Moyco                                Moyco
 200 Commerce Drive                                               Technologies, Inc.                              Technologies,
 Montgomeryville, PA 18936                                        (manufacturer of precision                          Inc.
 DOB: 3/24/34                                                     coated and industrial
                                                                  abrasives). Since 1999,
                                                                  Director, Pennsylvania Business
                                                                  Bank.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees fourteen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

                               THE SCHNEIDER FUNDS
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                        PRINCIPAL               PORTFOLIOS IN           OTHER
                                               TERM OF OFFICE          OCCUPATION(S)            FUND COMPLEX        DIRECTORSHIPS
   NAME, ADDRESS,          POSITION(S) HELD     AND LENGTH OF          DURING PAST               OVERSEEN BY           HELD BY
  AND DATE OF BIRTH            WITH FUND        TIME SERVED 1            5 YEARS                  DIRECTOR*            DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                    INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky
 Oppenheimer & Company, Inc.    Director       1991 to present    Since July 2002, Senior Vice       14           None
 200 Park Avenue                                                  President and prior thereto,
 New York, NY 10166                                               Executive Vice President of
 DOB: 4/16/38                                                     Oppenheimer & Co., Inc.,
                                                                  formerly Fahnestock & Co., Inc.
                                                                  (a registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall             Director       2002 to present    Director of PFPC Inc. from         14           None
 400 Bellevue Parkway                                             January 1987 to April 2002,
 Wilmington, DE 19809                                             Chairman and Chief
 DOB: 9/25/38                                                     Executive Officer of PFPC
                                                                  Inc. until April 2002,
                                                                  Executive Vice President of
                                                                  PNC Bank, National
                                                                  Association from October 1981
                                                                  to April 2002, Director of
                                                                  PFPC International Ltd.
                                                                  (financial services) from
                                                                  August 1993 to April 2002,
                                                                  Director of PFPC International
                                                                  (Cayman) Ltd. (financial
                                                                  services) from September 1996
                                                                  to April 2002; Governor of the
                                                                  Investment Company Institute
                                                                  (investment company industry
                                                                  trade organization) from July
                                                                  1996 to January 2002; Director
                                                                  of PNC Asset Management, Inc.
                                                                  (investment advisory) from
                                                                  September 1994 to March 1998;
                                                                  Director of PNC National Bank
                                                                  from October 1995 to November
                                                                  1997; Director of Haydon
                                                                  Bolts, Inc. (bolt manufacturer)
                                                                  and Parkway Real Estate Company
                                                                  (subsidiary of Haydon Bolts,
                                                                  Inc.) since 1984.
------------------------------------------------------------------------------------------------------------------------------------

                               THE SCHNEIDER FUNDS
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                        PRINCIPAL               PORTFOLIOS IN           OTHER
                                               TERM OF OFFICE          OCCUPATION(S)            FUND COMPLEX        DIRECTORSHIPS
   NAME, ADDRESS,          POSITION(S) HELD     AND LENGTH OF          DURING PAST               OVERSEEN BY           HELD BY
  AND DATE OF BIRTH            WITH FUND        TIME SERVED 1            5 YEARS                  DIRECTOR             DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                    OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach                President      1991 to present    Certified Public Accountant;       N/A          N/A
 400 Bellevue Parkway              and              and           Vice Chairman of the Board,
 4th Floor                      Treasurer      1988 to present    Fox Chase Cancer Center;
 Wilmington, DE 19809                                             Trustee Emeritus, Pennsylvania
 DOB: 6/29/24                                                     School for the Deaf; Trustee
                                                                  Emeritus, Immaculata University;
                                                                  President or Vice President and
                                                                  Treasurer of various investment
                                                                  companies advised by
                                                                  subsidiaries of PNC Bank Corp.
                                                                  from 1981 to 1997; Managing
                                                                  General Partner, President
                                                                  since 2002, Treasurer since
                                                                  1981 and Chief Compliance
                                                                  Officer since September 2004
                                                                  of Chestnut Street Exchange
                                                                  Fund; and Director of the
                                                                  Bradford Funds, Inc. from 1996
                                                                  to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Lisa M. King                   Secretary      Since 2003         Since 2000, Vice President         N/A          N/A
 301 Bellevue Parkway                                             and Counsel, PFPC Inc.
 2nd Floor                                                        (financial services company);
 Wilmington, DE 19809                                             Associate, Stradley, Ronon,
 DOB: 1/27/68                                                     Stevens & Young, LLC (law
                                                                  firm) from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Salvatore Faia, Esquire, CPA      Chief       Since 2004         Senior Legal Counsel, PFPC,
 Vigilant Compliance            Compliance                        Inc. from 2002 to 2004; Chief
 186 Dundee Drive, Suite 700      Officer                         Legal Counsel, Corviant
 Williamstown, NJ 08094                                           Corporation (Investment
 DOB: 12/25/62                                                    Adviser, Broker/Dealer and
                                                                  Service Provider to
                                                                  Investment Advisers and
                                                                  Separate Accountant Providers)
                                                                  from 2001 to 2002; Partner,
                                                                  Pepper Hamilton LLP (law firm)
                                                                  from 1997 to 2001).
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation and the Company's principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                           SHAREHOLDER TAX INFORMATION
                                   (UNAUDITED)


     Each Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of each Fund's fiscal year end (August 31) as of the U. S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 2004, the following dividends and distributions per share were paid by each of the Funds:

                                            NET INVESTMENT INCOME       SHORT-TERM GAINS       LONG-TERM GAINS
                                            ---------------------       ----------------       ---------------
     Schneider Small Cap Value Fund                $0.11                     $0.99                  $0.70
     Schneider Value Fund                           0.06                      0.62                     --

     The percentage of total ordinary income dividends qualifying for the corporate dividends received deduction is 14% for the Schneider Small Cap Value Fund and 43% for the Schneider Value Fund.

     These amounts were reported to shareholders as income in 2003. Because each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2004. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2005.

     Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

     In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

                               THE SCHNEIDER FUNDS
                                OTHER INFORMATION
                                   (UNAUDITED)


1.   PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 520-3277 and on the Securities and Exchange Commission's website at http://www.sec.gov.

2.   QUARTERLY PORTFOLIO SCHEDULES

     The Funds will file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Funds' Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
Schneider Capital Management
460 E. Swedesford Road
Wayne, PA 19087

ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996






This report is submitted  for the general
information  of the  shareholders of  the
Funds.  Total investment  return is based
on historical results and is not intended
to   indicate  future   performance.  The
investment  return and principal value of
an investment in  a Fund will  fluctuate,
so   that  an  investor's  shares,   when
redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data provided in the report.

                               ===================
                                      BOGLE
                                   INVESTMENT
                                   MANAGEMENT

                                    SMALL CAP
                                   GROWTH FUND







                                  ANNUAL REPORT
                                 AUGUST 31, 2004
                               ===================

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                 PRIVACY NOTICE
                                   (UNAUDITED)


The BOGLE INVESTMENT MANAGEMENT SMALL CAP GROWTH FUND of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

         o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

         o Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (877) 264-5346.

October 2004

--------------------------------------------------------------------------------
                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                  ANNUAL REPORT
--------------------------------------------------------------------------------

Fellow Shareholder:

Equity market performance for the fiscal year ending August 31, 2004 was a tale of two markets. Continuing a run that began in March of 2003, small cap growth stocks dominated through January of 2004, but struggled from February through August, in both absolute terms and relative to other market segments. Also, our perception is that investors shifted focus during the fiscal year from stock specific, fundamental factors, to broader macroeconomic issues such as interest rates, the election, and the price of oil. For the fiscal year ended August 31, 2004, the Fund's Investor shares advanced +9.98%, the Institutional shares gained +10.04%, and the unmanaged Russell 2000 Index of small cap stocks returned +11.35%. The Fund lagged its benchmark for the period due to poor performance from February 2004 through August, which eclipsed the positive relative performance the Fund experienced in the first five months of the fiscal year. Over the longer term, since inception (October 1, 1999 through August 31,
2004), the Fund has significantly outperformed the Russell 2000. Since inception, the Fund's annualized return of +16.82% for the Investor shares and +16.90% for the Institutional shares is well ahead of the annualized gain of +6.54% for the benchmark Russell 2000. These returns, as reflected by the dollar value of a $10,000 investment made at the start of the Fund, compared to the same investment in the benchmark, are shown in the charts on the next two pages. The balance of this letter, our fifth annual report to shareholders, covers the market environment, performance attribution, Fund characteristics, our fiscal year "report card," and an update on the mutual fund business at Bogle Investment Management, L.P.

MARKET ENVIRONMENT. As mentioned above, we observed the mood of the market change early this year, as investors grew concerned with macroeconomic factors. The Federal Reserve hiked the Federal Funds Rate twice (though modestly), despite mixed economic data. As the year progressed, new issues arose such as increasing oil prices, which reached historic highs this summer. Geopolitical events and the upcoming election added to the feeling of uncertainty. These concerns seemed to shift attention away from company fundamentals, to a focus on larger themes, as indicated by the narrow breadth of small cap market returns and increased correlation between stock returns. For our fiscal year, small cap and large cap stocks, as measured by the Russell 2000 and 1000, finished up almost even with each other; the Russell 2000 Index advanced +11.35% while the Russell 1000 earned +11.33%. The similarity in these numbers masks the fact that small caps outperformed large caps by about six percentage points through March, but then began to struggle as investors became more defensive and the riskier smaller stocks were penalized. Within small cap stocks, value outperformed growth in eight out of twelve months, and the Russell 2000 Value Index outperformed the Russell 2000 Growth Index by more than 16 percentage points (up +19.50% versus +3.37%). Not surprisingly, technology stocks also struggled for the fiscal year, specifically in the last seven months.

PERFORMANCE ATTRIBUTION. For the fiscal year, the Fund's Investor Class of shares underperformed the benchmark Russell 2000 by -1.37%, net of all fees, and the Institutional Class of shares underperformed by -1.31%, net of all fees. This underperformance was attributed primarily to poor performance in the February through May period and the month of August.


                                                (Commentary continues on page 5)

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
  BOGLE INVESTMENT MANAGEMENT SMALL CAP GROWTH FUND INSTITUTIONAL CLASS(1)(2)
                             VS. RUSSELL 2000 INDEX

--------------------------------------------------------------------------------
                                                   TOTAL RETURNS
                          ------------------------------------------------------
                          GROWTH OF $10,000       ONE YEAR ENDED       AVERAGE
                          ON AUGUST 31, 2004      AUGUST 31, 2004     ANNUAL(3)
                          ------------------      ---------------     ---------
BOGLE INVESTMENT
  MANAGEMENT SMALL CAP
  GROWTH FUND--
  INSTITUTIONAL CLASS           $21,551                 10.04%          16.90%
RUSSELL 2000 INDEX              $13,655                 11.35%           6.54%
--------------------------------------------------------------------------------

           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                 BOGLE INSTITUTIONAL SHARES     RUSSELL 2000 INDEX

October 1, 1999           $10,000.00                 $10,000.00
October 31, 1999           10,325.00                  10,041.00
November 30, 1999          11,350.00                  10,640.50
December 31, 1999          13,016.70                  11,845.00
January 31, 2000           12,583.30                  11,654.20
February 29, 2000          14,825.00                  13,578.40
March 31, 2000             15,100.00                  12,683.50
April 30, 2000             14,691.70                  11,920.00
May 31, 2000               14,258.30                  11,225.10
June 30, 2000              15,933.30                  12,203.90
July 31, 2000              15,758.30                  11,810.90
August 31, 2000            17,425.00                  12,712.10
Sept. 30, 2000             17,116.70                  12,338.40
Oct. 31, 2000              17,091.70                  11,788.10
Nov. 30, 2000              15,221.30                  10,577.40
Dec. 31, 2000              16,506.30                  11,486.00
Jan. 31, 2001              16,851.20                  12,084.50
Feb. 28, 2001              15,850.80                  11,291.70
Mar. 31, 2001              15,074.70                  10,739.50
Apr. 30, 2001              16,644.20                  11,579.40
May 31, 2001               17,196.20                  11,864.20
Jun. 30, 2001              17,541.10                  12,273.50
Jul. 31, 2001              17,385.90                  11,609.50
Aug. 31, 2001              16,834.00                  11,234.60
Sept. 30, 2001             15,195.40                   9,722.39
Oct. 31, 2001              15,954.30                  10,291.20
Nov. 30, 2001              16,601.10                  11,087.70
Dec. 31, 2001              17,368.70                  11,771.80
Jan. 31, 2002              17,670.50                  11,649.40
Feb. 28, 2002              17,282.40                  11,330.20
Mar. 31, 2002              18,515.60                  12,241.10
Apr. 30, 2002              18,903.70                  12,352.50
May 31, 2002               18,144.80                  11,804.10
Jun. 30, 2002              17,523.90                  11,218.60
Jul. 31, 2002              15,178.20                   9,524.58
Aug. 31, 2002              15,376.50                   9,500.77
Sep. 30, 2002              14,212.20                   8,818.61
Oct. 31, 2002              14,358.80                   9,101.69
Nov. 30, 2002              14,902.10                   9,913.56
Dec. 31, 2002              14,315.70                   9,361.38
Jan. 31, 2003              14,212.20                   9,102.07
Feb. 28, 2003              13,824.10                   8,827.18
Mar. 31, 2003              13,858.60                   8,941.05
Apr. 30, 2003              15,134.90                   9,788.67
May 31, 2003               16,695.90                  10,839.00
Jun. 30, 2003              17,239.20                  11,035.20
Jul. 31, 2003              18,670.70                  11,726.00
Aug. 31, 2003              19,584.90                  12,263.00
Sep. 30, 2003              19,395.20                  12,036.20
Oct. 31, 2003              21,395.90                  13,047.20
Nov. 30, 2003              22,465.30                  13,510.40
Dec. 31, 2003              22,732.60                  13,784.60
Jan. 31, 2004              24,224.50                  14,382.90
Feb. 29, 2004              24,224.50                  14,512.30
Mar. 31, 2004              23,991.70                  14,647.30
Apr. 30, 2004              22,534.30                  13,900.30
May 31, 2004               22,706.70                  14,121.30
Jun. 30, 2004              23,707.10                  14,715.80
Jul. 31, 2004              22,275.50                  13,725.40
Aug. 31, 2004              21,551.10                  13,655.40

----------
(1) The chart and table assume a hypothetical $10,000 initial investment in the Fund made on October 1, 1999 (commencement of operations) and reflect fund expenses. Investors should note that the Fund is an actively managed mutual fund while the index is either unmanaged and does not incur expenses and/or is not available for investment.
(2) Bogle Investment Management waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and reimbursements of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) For the period October 1, 1999 (commencement of operations) through August 31, 2004.

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BOGLE INVESTMENT MANAGEMENT SMALL CAP GROWTH FUND INVESTOR CLASS(1)(2) VS.
                               RUSSELL 2000 INDEX

--------------------------------------------------------------------------------
                                                   TOTAL RETURNS
                          ------------------------------------------------------
                          GROWTH OF $10,000       ONE YEAR ENDED       AVERAGE
                          ON AUGUST 31, 2004      AUGUST 31, 2004     ANNUAL(3)
                          ------------------      ---------------     ---------
BOGLE INVESTMENT
  MANAGEMENT SMALL CAP
  GROWTH FUND--
  INVESTOR CLASS               $21,483                  9.98%          16.82%
RUSSELL 2000 INDEX             $13,655                 11.35%           6.54%
--------------------------------------------------------------------------------

           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                       BOGLE INVESTOR SHARES          RUSSELL 2000 INDEX

Sept. 30, 1999              $10,000.00                    $10,000.00
Oct. 31, 1999                10,325.00                     10,041.00
Nov. 30, 1999                11,350.00                     10,640.50
Dec. 31, 1999                13,008.30                     11,845.00
Jan. 31, 2000                12,583.30                     11,654.20
Feb. 29, 2000                14,825.00                     13,578.40
Mar. 31, 2000                15,100.00                     12,683.50
Apr. 30, 2000                14,691.70                     11,920.00
May 31, 2000                 14,250.00                     11,225.10
June 30, 2000                15,925.00                     12,203.90
July 31, 2000                15,750.00                     11,810.90
Aug. 31, 2000                17,408.30                     12,712.10
Sept. 30, 2000               17,100.00                     12,338.40
Oct. 31, 2000                17,075.00                     11,788.10
Nov. 30, 2000                15,213.00                     10,577.40
Dec. 31, 2000                16,497.90                     11,486.00
Jan. 31, 2001                16,842.90                     12,084.50
Feb. 28, 2001                15,833.90                     11,291.70
Mar. 31, 2001                15,057.70                     10,739.50
Apr. 30, 2001                16,627.30                     11,579.40
May 31, 2001                 17,179.20                     11,864.20
Jun. 30, 2001                17,524.20                     12,273.50
Jul. 31, 2001                17,369.00                     11,609.50
Aug. 31, 2001                16,808.40                     11,234.60
Sept. 30, 2001               15,169.80                      9,722.39
Oct. 31, 2001                15,937.40                     10,291.20
Nov. 30, 2001                16,575.60                     11,087.70
Dec. 31, 2001                17,334.50                     11,771.80
Jan. 31, 2002                17,644.90                     11,649.40
Feb. 28, 2002                17,248.20                     11,330.20
Mar. 31, 2002                18,498.70                     12,241.10
Apr. 30, 2002                18,878.20                     12,352.50
May 31, 2002                 18,119.30                     11,804.10
Jun. 30, 2002                17,498.30                     11,218.60
Jul. 31, 2002                15,161.20                      9,524.58
Aug. 31, 2002                15,350.90                      9,500.77
Sep. 30, 2002                14,186.60                      8,818.61
Oct. 31, 2002                14,333.20                      9,101.69
Nov. 30, 2002                14,876.60                      9,913.56
Dec. 31, 2002                14,290.10                      9,361.38
Jan. 31, 2003                14,186.60                      9,102.07
Feb. 28, 2003                13,798.60                      8,827.18
Mar. 31, 2003                13,833.10                      8,941.05
Apr. 30, 2003                15,109.40                      9,788.67
May 31, 2003                 16,661.80                     10,839.00
Jun. 30, 2003                17,196.50                     11,035.20
Jul. 31, 2003                18,628.10                     11,726.00
Aug. 31, 2003                19,533.60                     12,263.00
Sep. 30, 2003                19,343.90                     12,036.20
Oct. 31, 2003                21,344.60                     13,047.20
Nov. 30, 2003                22,405.40                     13,510.40
Dec. 31, 2003                22,672.80                     13,784.60
Jan. 31, 2004                24,156.10                     14,382.90
Feb. 29, 2004                24,156.10                     14,512.30
Mar. 31, 2004                23,923.30                     14,647.30
Apr. 30, 2004                22,465.80                     13,900.30
May 31, 2004                 22,638.30                     14,121.30
Jun. 30, 2004                23,630.00                     14,715.80
Jul. 31, 2004                22,207.10                     13,725.40
Aug. 31, 2004                21,482.60                     13,655.40


----------
(1) The chart and table assume a hypothetical $10,000 initial investment in the Fund made on October 1, 1999 (commencement of operations) and reflect fund expenses. Investors should note that the Fund is an actively managed mutual fund while the index is either unmanaged and does not incur expenses and/or is not available for investment.
(2) Bogle Investment Management waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and reimbursements of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) For the period October 1, 1999 (commencement of operations) through August 31, 2004.

To set our attribution analysis in the context of our process, we utilize three primary investment models in managing the Fund that evaluate financial quality, earnings improvement, and relative valuation. As we remain essentially fully invested and do not attempt to time the market, these fundamentally based, quantitatively implemented tools are intended to be the mainstay of our investment process through which we seek to add value, primarily through stock selection (small sector and factor exposures that derive from our bottom-up stock selection process can also add or detract from performance). In the latest fiscal year, the relative valuation model proved to be the strongest contributor to performance. It added substantial value, while the earnings improvement factor and the financial quality factor failed to add value. Overall, our stock selection for the fiscal year was slightly positive.

As mentioned above, we attempt to add value selecting individual stocks, rather than by making significant sector bets. We do, however, allow the Fund to have marginal sector over- or underweights, compared with the benchmark. Our stock selection models tend to overweight the sectors where our models find more stock specific opportunities, and underweight the sectors where they find fewer. Typically these small over- and underweights do not substantially impact relative performance. In the most recent fiscal year, our sector weightings had an adverse impact on performance. Our process modestly favored some of the growth sectors, such as technology, but found fewer opportunities in some of the more value-oriented sectors, such as energy and financials. While these differences were small, the strong market bias towards the value segments of the market detracted from the performance of the relatively growth-oriented Fund.

Stock selection was most helpful in the consumer cyclicals and basic industry sectors and least effective in the industrial sector. Within consumer cyclicals, one of the strongest contributors to performance for this period was Vans Incorporated, a company that designs, manufactures and markets casual and active sports gear under the Vans label. Vans targets the 10 to 24 year old market segment offering clothing for youths who have enthusiasm for sports such as snowboarding, skateboarding, surfing and BMX. Vans' solid financials, as well as strong recognition with the young consumer, attracted the attention of VF Corp, which announced the acquisition of Vans in May of 2004. Vans appeared very attractive based on all of our models, but in particular it scored very well according to the financial quality and earnings improvement models. In the basic industry sector, Lone Star Technologies Inc. proved a strong contributor. Lone Star manufactures and markets steel tubular products that are used in the production of oil and natural gas wells. Lone Star scored well in all of our models, particularly due to improving earnings estimates. The company reported strong second quarter performance this summer, and earnings surpassed analysts' estimates, leading to strong market-relative appreciation.

Technology tends to be consistently one of the largest sectors in the Fund, but in contrast to other years, a modest overweight detracted from performance in fiscal 2004; however, our stock selection compared to the benchmark was positive. One of the strong performers in this sector was Ditech Communications Corp., a global telecommunications equipment supplier for voice networks. The company's most successful product, and primary revenue source, is an echo canceller that works to eliminate echo in voice networks. The company has scored very well based on improving earnings and strong financial quality. Within the industrial sector, where stock selection was negative for the fiscal year, trucking company Hub Group Inc. has proven to date to be a very poor investment. Hub Group saw its stock drop in July and August as many transportation stocks were under pressure with oil prices rising strongly. The company's improving fundamentals, according to our measures, compel us to continue to hold this position. The company scores well on earnings improvement and financial quality, and the relative valuation score is even more compelling.

FUND CHARACTERISTICS. Fund characteristics remain very much in line with the benchmark. As of the end of August, our median market capitalization is modestly below benchmark. By continuing to keep the asset base of the Fund controlled, we benefit from the ability to nimbly invest in the smaller companies, which often provide the best opportunities. The Fund maintains a small bias toward companies with somewhat higher long-term earnings growth rates. Offsetting this exposure, the Fund's price-to-sales is below benchmark, reflecting the influence of our relative valuation model.

REPORT CARD. It is our custom to grade ourselves on investment performance and client service over the past year. On our performance we give ourselves a C. We lagged our benchmark for the fiscal year, although just modestly. While we deserve no better grade for underperforming our benchmark, we believe that we understand the sources of underperformance. We have great conviction in our investment process and are confident that we will be rewarded for continuing to follow our investment discipline. Our many years of experience remind us that the worst time to make changes to an investment discipline is during a period of underperformance. On client service we remain at a grade of B. While we are constantly trying to improve our service experience with you, there is always room for improvement in this area, particularly in your day-to-day contact with shareholder services. We encourage you to let us know if we can assist in this area or if you have any feedback on your servicing experience. We are committed to answering your questions promptly and addressing problems quickly.

PROGRESS AT BOGLE INVESTMENT MANAGEMENT. At the end of August 2004, assets in the Fund were around $300 million. While the Fund has been closed to new investors for over two years (March 2002), existing investors have continued to modestly add to their Bogle Small Cap Growth positions. As always, we are committed to maintaining the agility afforded by a low level of assets under management; therefore, we continue to monitor our asset level to ensure that we preserve our ability to invest in the less liquid segment of the small cap market, which often provides some of our best investment opportunities.

Finally, given the practices that have been uncovered in the mutual fund industry over the last year, and the dramatic changes that have occurred as a result, we felt it would be comforting to our shareholders to know that Bogle Investment Management has always taken compliance issues very seriously. For example, we have always been very serious and diligent about compliance with our code of ethics. Further, we can affirm that:

   o The Fund's board of directors is completely independent of Bogle Investment Management, with no participation on the part of any affiliate or employee of Bogle Investment Management;
   o Our Funds do not pay any Rule 12b-1 distribution fees;
   o We have broad employee ownership of our Fund;
   o We are not aware of late trading in the history of the Fund;
   o We have lower than average shareholder turnover in our Fund, compared with peers, testament to the long-term nature of our shareholders.

We never contemplated that our commitment to compliance would set us apart and we hope that our approach to the business and to the investment process will continue to serve you well long into the future.

--------------------------------------------------------------------------------
                           FUNDAMENTAL CHARACTERISTICS
                                 AUGUST 31, 2004
--------------------------------------------------------------------------------

                                                   RUSSELL
MEDIAN                                 BOGLX        2000
------                                 -----       -------
Median Market Cap ($mil.)              $734         $819
Long-Term Estimated Earnings
   Growth Rate                         16.1%        14.2%
Price/Historical Earnings              20.7x        20.2x
Price/Forward Earnings                 15.6x        16.4x
Price/Sales                            1.1x         1.7x
--------------------------------------------------------------------------------

As a reminder, information about the Fund, including historical NAVs, sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, www.boglefunds.com. The NAVs are updated daily while the other Fund information is updated quarterly.

Please feel free to call on us at any time with questions you may have about the portfolio or anything else that might be on your mind.

Respectfully,


Bogle Investment Management, L.P.

Management Office: 781-283-5000

Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)



--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. THE RUSSELL 2000 IS AN INDEX OF STOCKS 1001 THROUGH 3000 IN THE RUSSELL 3000 INDEX AS RANKED BY TOTAL MARKET CAPITALIZATION. A DIRECT INVESTMENT IN THE INDEX IS NOT POSSIBLE. INVESTING IN SMALL COMPANIES CAN INVOLVE MORE VOLATILITY, LESS LIQUIDITY, AND LESS PUBLICLY AVAILABLE INFORMATION THAN INVESTING IN LARGE COMPANIES.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP VALUE FUND
                              FUND EXPENSE EXAMPLES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; shareholder servicing fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from March 1, 2004 through August 31, 2004, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                  INSTITUTIONAL CLASS
                         ---------------------------------------------------------------------
                         BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING
                              MARCH 1, 2004           AUGUST 31, 2004            PERIOD*
                         -----------------------   --------------------   --------------------
Actual                            $1,000.00              $  889.60               $5.94

Hypothetical
(5% return before
expenses)                          1,000.00               1,018.74                6.36

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP VALUE FUND
                        FUND EXPENSE EXAMPLES (CONTINUED)


                                                     INVESTOR CLASS
                         ---------------------------------------------------------------------
                         BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING
                              MARCH 1, 2004           AUGUST 31, 2004            PERIOD*
                         -----------------------   --------------------   --------------------
Actual                            $1,000.00              $  889.30               $6.41

Hypothetical
(5% return before
expenses)                          1,000.00               1,018.23                6.87

----------
*Expenses are equal to the Fund's annualized expense ratio of 1.25% for the Institutional Class and 1.35% for the Investor Class, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE


                                                       % OF NET
               SECURITY TYPE & SECTOR CLASSIFICATION    ASSETS          VALUE
--------------------------------------------------------------------------------

COMMON STOCK:
      Basic Industry                                       6.7%     $ 19,927,818
      Consumer Cyclical                                   17.2%       51,566,680
      Consumer Growth                                     17.2%       51,544,460
      Energy                                               5.0%       15,000,129
      Financial                                           17.4%       52,004,759
      Industrial                                          15.3%       45,970,295
      Technology                                          16.9%       50,655,185
      Utility                                              0.7%        2,106,866
SHORT-TERM INVESTMENTS                                     1.8%        5,353,622
OTHER ASSETS IN EXCESS OF LIABILITIES                      1.8%        5,542,950
                                                         ------     ------------
      NET ASSETS -- 100.0%                               100.0%     $299,672,764
                                                         ======     ============

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2004

                                                    NUMBER
                                                   OF SHARES           VALUE
                                                   ---------        ------------

COMMON STOCKS--96.4%
BASIC INDUSTRY--6.7%
   Carpenter Technology Corp. ..............          59,700        $  2,644,710
   Crompton Corp. ..........................         365,700           2,519,673
   Crown Holdings, Inc.* ...................         231,900           2,249,430
   Lone Star Technologies, Inc.* ...........         105,800           3,250,176
   OM Group, Inc.* .........................          84,500           2,877,225
   Reliance Steel & Aluminum
     Co. ...................................          43,800           1,661,334
   Ryerson Tull, Inc. ......................         163,600           2,607,784
   Steel Technologies, Inc. ................         105,400           2,117,486
                                                                    ------------
                                                                      19,927,818
                                                                    ------------

CONSUMER CYCLICAL--17.2%
   7-Eleven, Inc.* .........................         104,700           2,022,804
   Aaron Rents, Inc. .......................         116,800           2,399,072
   Ameristar Casinos, Inc. .................          43,800           1,192,674
   Barnes & Noble, Inc.* ...................          57,600           1,990,656
   Brown Shoe Co., Inc. ....................          40,900           1,084,668
   Building Materials Holding
     Corp. .................................          55,600           1,257,672
   Carlisle Cos., Inc. .....................          31,000           1,892,550
   Champion Enterprises, Inc.* .............          78,300             754,029
   Charlotte Russe Holding,
     Inc.* .................................          61,700             881,693
   Charming Shoppes, Inc.* .................         252,700           1,733,522
   Checkers Drive-In
     Restaurants, Inc.* ....................          49,000             521,360
   Choice Hotels International,
     Inc. ..................................          18,200             943,852
   CKE Restaurants, Inc.* ..................         166,600           1,994,202
   Claire's Stores, Inc. ...................          26,900             654,746
   CNF, Inc. ...............................          52,500           2,153,550
   Covenant Transport, Inc.,
     Class A* ..............................          54,100           1,054,950
   Culp, Inc.* .............................          79,700             604,923
   DHB Industries, Inc.* ...................          34,700             439,649
   Guess?, Inc.* ...........................         157,100           2,384,778
   Guitar Center, Inc.* ....................          48,300           1,978,368
   Hollinger International, Inc.,
     Class A ...............................         110,100           1,882,710
   Insight Enterprises, Inc.* ..............          86,700           1,387,200


                                                    NUMBER
                                                   OF SHARES           VALUE
                                                   ---------        ------------

CONSUMER CYCLICAL--(CONTINUED)
   Jacuzzi Brands, Inc.* ...................         310,800        $  2,703,960
   Monaco Coach Corp. ......................         103,900           2,232,811
   Navarre Corp.* ..........................         115,000           1,792,850
   Pantry, Inc. (The)* .....................         105,100           2,045,246
   Penn National Gaming, Inc.* .............          71,300           2,770,005
   Philadelphia Consolidated
     Holding Corp.* ........................          19,600           1,043,896
   RC2 Corp.* ..............................          38,200           1,207,502
   Rocky Shoes and Boots, Inc.* ............          44,000             844,800
   Smart & Final, Inc.* ....................         131,000           2,136,610
   Stanley Furniture Co., Inc. .............          22,400             904,512
   Stein Mart, Inc.* .......................         163,600           2,674,860
                                                                    ------------
                                                                      51,566,680
                                                                    ------------

CONSUMER GROWTH--17.2%
   Advanced Medical Optics,
     Inc.* .................................          48,300           1,797,726
   Amedisys, Inc.* .........................          76,400           1,977,232
   America Service Group, Inc.* ............          73,200           2,777,208
   Apollo Group, Inc., Class A* ............          29,778**         2,322,661
   Applera Corp. - Celera
     Genomics Group* .......................          56,700             610,659
   Beverly Enterprises, Inc.* ..............          61,000             437,370
   Bright Horizons Family
     Solutions, Inc.* ......................          50,000           2,474,500
   Core Laboratories N.V.* .................         104,300           2,281,041
   Dade Behring Holdings,
     Inc.* .................................          59,900           3,148,943
   DRAXIS Health, Inc. .....................         211,200             944,064
   Elizabeth Arden, Inc.* ..................          71,400           1,470,126
   Encore Medical Corp.* ...................         202,400             848,056
   Endo Pharmaceuticals
     Holdings, Inc.* .......................          88,600           1,502,656
   Gen-Probe, Inc.* ........................          68,600           2,476,460
   Genencor International, Inc.* ...........         141,800           2,263,128
   Haemonetics Corp.* ......................          82,900           2,621,298
   HealthExtras, Inc.* .....................         112,600           1,332,058
   IDX Systems Corp.* ......................          10,100             292,900
   ITT Educational Services,
     Inc.* .................................          52,300           1,808,011


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2004

                                                    NUMBER
                                                   OF SHARES           VALUE
                                                   ---------        ------------

CONSUMER GROWTH--(CONTINUED)
   Medical Action Industries,
     Inc.* .................................          63,842        $  1,022,110
   Molecular Devices Corp.* ................          89,400           2,056,200
   National Medical Health
     Card Systems, Inc.* ...................          48,900           1,168,221
   NeighborCare, Inc.* .....................          88,000           2,234,320
   Ocular Sciences, Inc.* ..................          63,100           2,751,160
   PDI, Inc.* ..............................          72,600           1,748,934
   PerkinElmer, Inc. .......................         154,600           2,702,408
   Respironics, Inc.* ......................          40,300           2,143,960
   Select Medical Corp. ....................          74,800             993,344
   Sybron Dental Specialties,
     Inc.* .................................          26,800             747,184
   Urologix, Inc.* .........................          58,700             590,522
                                                                    ------------
                                                                      51,544,460
                                                                    ------------
ENERGY--5.0%
   Dawson Geophysical Co.* .................          45,200             894,960
   Giant Industries, Inc.* .................          97,400           2,172,020
   KCS Energy, Inc.* .......................         114,500           1,436,975
   Petroleum Development
     Corp.* ................................          74,600           2,314,838
   Tesoro Petroleum Corp.* .................         149,000           3,528,320
   Vintage Petroleum, Inc. .................         171,700           2,815,880
   Western Gas Resources, Inc. .............          65,800           1,837,136
                                                                    ------------
                                                                      15,000,129
                                                                    ------------
FINANCIAL--17.4%
   21st Century Insurance
     Group .................................         125,100           1,635,057
   Advanta Corp., Class B ..................         103,800           2,439,300
   American Equity Investment
     Life Holding Co.* .....................         107,100             979,965
   American Physicians Capital,
     Inc.* .................................          42,800           1,176,144
   Arch Capital Group Ltd.* ................          55,500           2,031,300
   Banco Itau Holding
     Financeira S.A. - ADR .................          49,800           2,509,920
   Bristol West Holdings, Inc. .............          27,200             449,616
   Capital Crossing Bank* ..................          25,600             597,760


                                                    NUMBER
                                                   OF SHARES           VALUE
                                                   ---------        ------------

FINANCIAL--(CONTINUED)
   Cash America International,
     Inc. ..................................          70,200        $  1,624,428
   E*TRADE Financial Corp.* ................          96,200           1,133,236
   First American Corp. ....................          88,300           2,558,051
   First Cash Financial Services,
     Inc.* .................................         151,850           2,921,594
   First Republic Bank .....................          20,200             904,758
   Infinity Property & Casual
     Corp. .................................          67,500           1,850,850
   LandAmerica Financial
     Group, Inc. ...........................          47,600           2,048,704
   Max Re Capital Ltd. .....................         119,700           2,215,647
   Ohio Casualty Corp.* ....................          29,800             600,470
   PFF Bancorp, Inc. .......................          16,100             594,090
   Providian Financial Corp.* ..............         141,500           2,043,260
   R & G Financial Corp.,
     Class B ...............................          79,300           2,742,194
   Selective Insurance Group,
     Inc. ..................................          51,600           1,781,748
   StanCorp Financial Group,
     Inc. ..................................          40,100           2,907,250
   State Auto Financial Corp. ..............          66,500           2,000,985
   Stewart Information Services
     Corp. .................................          64,000           2,338,560
   Unibanco-Uniao de Bancos
     Brasileiros S.A. - GDR ................          50,600           1,158,740
   United Fire & Casualty Co. ..............          32,500           1,969,500
   Westcorp ................................          63,000           2,587,410
   WFS Financial, Inc.* ....................          13,600             617,032
   Wilshire Bancorp. Inc.* .................         109,000           3,587,190
                                                                    ------------
                                                                      52,004,759
                                                                    ------------
INDUSTRIAL--15.3%
   Applied Industrial
     Technologies, Inc. ....................          65,000           1,942,200
   BEI Technologies, Inc. ..................          87,200           2,427,648
   Briggs & Stratton Corp. .................          22,000           1,652,200
   Brink's Co., (The) ......................          88,900           2,560,320
   Consolidated Graphics, Inc.* ............          64,900           2,651,165
   Flowserve Corp.* ........................          87,500           2,007,250
   Franklin Electric Co., Inc. .............          27,100           1,063,675


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2004

                                                    NUMBER
                                                   OF SHARES           VALUE
                                                   ---------        ------------

INDUSTRIAL--(CONTINUED)
   Genlyte Group, Inc., (The)* .............          32,600        $  1,946,546
   Heidrick & Struggles
     International, Inc.* ..................          65,500           1,746,230
   Hub Group, Inc., Class A* ...............          67,500           1,790,100
   Hughes Supply, Inc. .....................          40,200           2,435,718
   Kforce, Inc.* ...........................         130,400             856,728
   Korn/Ferry International,
     Inc.* .................................         102,500           1,821,425
   Middleby Corp., (The) ...................          42,500           2,130,100
   NCI Building Systems, Inc.* .............          78,700           2,414,516
   Overnite Corp. ..........................          85,000           2,587,400
   Pacer International, Inc.* ..............          88,600           1,373,300
   Rofin-Sinar Technologies,
     Inc.* .................................          76,500           2,149,650
   Rollins, Inc. ...........................          64,500           1,506,720
   Sirva, Inc.* ............................          97,400           2,062,932
   Source Interlink Companies,
     Inc.* .................................         103,800             910,326
   Veritas DGC, Inc.* ......................          51,800           1,213,674
   Watsco, Inc. ............................          67,600           1,965,808
   WESCO International, Inc.* ..............         136,100           2,754,664
                                                                    ------------
                                                                      45,970,295
                                                                    ------------
TECHNOLOGY--16.9%
   Advent Software, Inc.* ..................          75,100           1,267,688
   Aladdin Knowledge Systems
     Ltd.* .................................         131,300           2,036,463
   Alvarion Ltd.* ..........................         109,100           1,224,102
   Applied Signal Technology,
     Inc ...................................          65,300           2,265,257
   Artesyn Technologies, Inc.* .............         268,700           2,286,637
   Aspect Communications
     Corp.* ................................         265,300           2,270,968
   Avaya, Inc.* ............................         136,800           1,658,016
   Axcelis Technologies, Inc.* .............          76,400             595,920
   BE Aerospace, Inc.* .....................         196,400           2,081,840
   Blackboard, Inc.* .......................          95,200           1,916,376
   Coherent, Inc.* .........................          81,500           2,072,545
   Covansys Corp.* .........................          44,200             417,690
   CyberOptics Corp.* ......................          96,300           1,686,213
   Digi International, Inc.* ...............         195,700           2,201,625


                                                    NUMBER
                                                   OF SHARES           VALUE
                                                   ---------        ------------

TECHNOLOGY--(CONTINUED)
   Ditech Communications
     Corp.* ................................          32,100        $    690,792
   ECI Telecom Ltd.* .......................         369,000           2,546,100
   Hypercom Corp.* .........................         257,600           1,880,480
   InFocus Corp.* ..........................         225,900           1,933,704
   InfoSpace, Inc.* ........................          41,000           1,558,000
   MapInfo Corp.* ..........................         133,500           1,285,605
   MTS Systems Corp. .......................          43,400             943,950
   NMS Communications
     Corp.* ................................          96,300             462,240
   Orbotech Ltd.* ..........................         100,800           1,682,352
   Parametric Technology
     Corp.* ................................         482,500           2,349,775
   Progress Software Corp.* ................         109,200           2,199,288
   QuickLogic Corp.* .......................          85,100             223,898
   Sigmatel, Inc.* .........................           3,800              63,802
   SkillSoft PLC - ADR* ....................          67,984             422,181
   Skyworks Solutions, Inc. ................         182,200           1,517,726
   Standard Microsystems
     Corp.* ................................          37,200             590,364
   Telesystem International
     Wireless, Inc.* .......................          66,100             612,747
   Thomas Nelson, Inc. .....................          29,300             556,700
   Transaction Systems
     Architects, Inc., Class A* ............          84,900           1,446,696
   Vicor Corp. .............................         101,900           1,206,496
   Witness Systems, Inc.* ..................         187,900           2,500,949
                                                                    ------------
                                                                      50,655,185
                                                                    ------------
UTILITY--0.7%
   Compania Anonima
     Nacional Telefonos de
     Venezuela (CANTV) -
     ADR ...................................         106,300           2,106,866
                                                                    ------------
     TOTAL COMMON STOCKS
       (Cost $259,113,469) .................................         288,776,192
                                                                    ------------


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2004

                                                    NUMBER
                                                   OF SHARES           VALUE
                                                   ---------        ------------

SHORT TERM INVESTMENTS--1.8%
   Galaxy Institutional
     Money Market Fund
     1.37% 09/01/04 ...........................    5,353,622        $  5,353,622
                                                                    ------------
     TOTAL SHORT TERM
       INVESTMENTS
       (Cost $5,353,622) ...................................           5,353,622
                                                                    ------------

TOTAL INVESTMENTS--98.2%
   (Cost $264,467,091) .....................................         294,129,814
                                                                    ------------

OTHER ASSETS IN EXCESS
   OF LIABILITIES--1.8% ....................................           5,542,950
                                                                    ------------

NET ASSETS--100.0% .........................................        $299,672,764
                                                                    ============



----------
 * Non-income producing.
** Actual shares at August 31, 2004 were 29,777.709. Cash in lieu of the fractional shares was received on September 3, 2004 in the amount of $53.21. ADR -- American Depository Receipt.
GDR -- Global Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2004

ASSETS
   Investments, at value (cost - $264,467,091) ................   $294,129,814
   Receivable for investments sold ............................     16,653,917
   Receivable for Fund shares sold ............................        125,210
   Dividends receivable .......................................        165,269
   Prepaid expenses and other assets ..........................         27,979
                                                                  ------------
     Total assets .............................................    311,102,189
                                                                  ------------
LIABILITIES
   Payable for investments purchased ..........................     10,959,514
   Payable for Fund shares redeemed ...........................        108,637
   Payable to the Adviser .....................................        240,715
   Accrued expenses and other liabilities .....................        120,559
                                                                  ------------
     Total liabilities ........................................     11,429,425
                                                                  ------------
NET ASSETS
   Capital stock, $0.001 par value ............................         12,006
   Additional paid-in capital .................................    241,412,579
   Accumulated net realized gain from investments .............     28,585,456
   Net unrealized appreciation on investments. ................     29,662,723
                                                                  ------------
     Net assets ...............................................   $299,672,764
                                                                  ============
INSTITUTIONAL CLASS
   Net assets .................................................   $175,641,864
                                                                  ------------
   Shares outstanding .........................................      7,027,226
                                                                  ------------
   Net asset value, offering and redemption price per share ...   $      24.99
                                                                  ============
INVESTOR CLASS
   Net assets .................................................   $124,030,900
                                                                  ------------
   Shares outstanding .........................................      4,978,965
                                                                  ------------
   Net asset value, offering and redemption price per share ...   $      24.91
                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                             STATEMENT OF OPERATIONS

                                                                     FOR THE
                                                                   YEAR ENDED
                                                                 AUGUST 31, 2004
                                                                 ---------------
INVESTMENT INCOME
   Dividends(1) ...............................................   $  1,955,849
                                                                  ------------
     Total investment income ..................................      1,955,849
                                                                  ------------
EXPENSES
   Advisory fees ..............................................      3,038,127
   Administrative service fees ................................        455,719
   Administration and accounting fees and expenses ............        429,514
   Transfer agent fees and expenses ...........................        151,589
   Shareholder servicing fees .................................        131,684
   Custodian fees and expenses ................................         91,144
   Audit and legal fees .......................................         89,455
   Printing fees ..............................................         46,390
   Directors' and Officer's fees and expenses .................         33,530
   Federal and state registration fees ........................         29,371
   Insurance and other expenses ...............................         15,478
                                                                  ------------
     Total expenses before waivers and reimbursements .........      4,512,001
     Less: waivers and reimbursements .........................       (582,658)
                                                                  ------------
     Net expenses .............................................      3,929,343
                                                                  ------------
   Net investment loss ........................................     (1,973,494)
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investments .........................     43,215,406
   Net change in unrealized appreciation on investments .......    (19,214,527)
                                                                  ------------
   Net realized and unrealized gain from investments ..........     24,000,879
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $ 22,027,385
                                                                  ============

----------
(1) Net of foreign taxes withheld of $40,436.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                       FOR THE              FOR THE
                                                                     YEAR ENDED           YEAR ENDED
                                                                   AUGUST 31, 2004      AUGUST 31, 2003
                                                                   ---------------      ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss .........................................     $ (1,973,494)        $ (1,155,006)
   Net realized gain/(loss) from investments ...................       43,215,406           (8,671,658)
   Net change in unrealized appreciation on investments ........      (19,214,527)          60,570,492
                                                                     ------------         ------------
   Net increase in net assets resulting from operations ........       22,027,385           50,743,828
                                                                     ------------         ------------

LESS DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income Institutional shares ..................               --                   --
   Net investment income Investor shares .......................               --                   --
                                                                     ------------         ------------
     Total dividends to shareholders ...........................               --                   --
                                                                     ------------         ------------

INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) .........................       32,292,113           25,050,315
                                                                     ------------         ------------
   Total increase in net assets ................................       54,319,498           75,794,143
                                                                     ------------         ------------

NET ASSETS
   Beginning of period .........................................      245,353,266          169,559,123
                                                                     ------------         ------------
   End of period* ..............................................     $299,672,764         $245,353,266
                                                                     ============         ============

----------
* Includes undistributed net investment losses of $0 and $505,736 for the year ended August 31, 2004, and for the year ended August 31, 2003, respectively.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                          INSTITUTIONAL CLASS
                                                  --------------------------------------------------------------------
                                                                                                           FOR THE
                                                   FOR THE        FOR THE       FOR THE       FOR THE       PERIOD
                                                    YEAR           YEAR          YEAR          YEAR        10/1/99*
                                                    ENDED          ENDED         ENDED         ENDED        THROUGH
                                                   8/31/04        8/31/03       8/31/02       8/31/01       8/31/00
                                                   -------        -------       -------       -------       -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..........    $ 22.71        $ 17.83       $ 19.52       $ 20.91       $ 12.00
                                                   -------        -------       -------       -------       -------
Net investment loss ...........................      (0.16)**       (0.11)**      (0.02)        (0.07)**      (0.05)**
Net realized and unrealized gain (loss)
   on investments .............................       2.44**         4.99**       (1.67)        (0.66)**       8.96**
                                                   -------        -------       -------       -------       -------
Net increase (decrease) in net assets
   resulting from operations ..................       2.28           4.88         (1.69)        (0.73)         8.91
                                                   -------        -------       -------       -------       -------
Distributions to shareholders from:
Net investment income .........................         --             --            --            --            --
Net realized capital gains ....................         --             --            --         (0.66)           --
                                                   -------        -------       -------       -------       -------
Net asset value, end of period ................    $ 24.99        $ 22.71       $ 17.83       $ 19.52       $ 20.91
                                                   =======        =======       =======       =======       =======

Total investment return(1) ....................      10.04%         27.37%        (8.66)%       (3.39)%       74.25%
                                                   =======        =======       =======       =======       =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) ............................   $175,642       $132,845       $80,639       $36,526        $5,593
Ratio of expenses to average net assets
   with waivers and reimbursements ............       1.25%          1.25%         1.25%         1.25%         1.25%(2)
Ratio of expenses to average net assets
   without waivers and
   reimbursements .............................       1.44%          1.50%         1.50%         1.68%         3.91%(2)
Ratio of net investment loss to average
   net assets .................................      (0.61)%        (0.60)%       (0.11)%       (0.36)%       (0.58)%(2)
Portfolio turnover rate .......................     129.18%        122.39%       140.27%       125.99%        94.31%

----------
*   Commencement of operations.
**  Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                            INVESTOR CLASS
                                               -----------------------------------------------------------------------
                                                                                                            FOR THE
                                                   FOR THE        FOR THE       FOR THE       FOR THE       PERIOD
                                                    YEAR           YEAR          YEAR          YEAR         10/1/99*
                                                    ENDED          ENDED         ENDED         ENDED        THROUGH
                                                   8/31/04        8/31/03       8/31/02       8/31/01       8/31/00
                                                   -------        -------       -------       -------       -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..........    $ 22.65        $ 17.80       $ 19.49       $ 20.89       $ 12.00
                                                   -------        -------       -------       -------       -------
Net investment loss ...........................      (0.18)**       (0.12)**      (0.03)        (0.09)**      (0.06)**
Net realized and unrealized gain (loss)
   on investments .............................       2.44**         4.97**       (1.66)        (0.65)**       8.95**
                                                   -------        -------       -------       -------       -------
Net increase (decrease) in net assets
   resulting from operations ..................       2.26           4.85         (1.69)        (0.74)         8.89
                                                   -------        -------       -------       -------       -------
Distributions to shareholders from:
Net investment income .........................         --             --            --            --            --
Net realized capital gains ....................         --             --            --         (0.66)           --
                                                   -------        -------       -------       -------       -------
Net asset value, end of period ................    $ 24.91        $ 22.65       $ 17.80       $ 19.49       $ 20.89
                                                   =======        =======       =======       =======       =======

Total investment return(1) ....................       9.98%         27.25%        (8.67)%       (3.45)%       74.08%
                                                   =======        =======       =======       =======       =======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .....   $124,031       $112,508       $88,920       $54,255       $19,358
Ratio of expenses to average net
   assets with waivers and
   reimbursements .............................       1.35%          1.35%         1.27%         1.35%         1.35%(2)
Ratio of expenses to average net assets
   without waivers and
   reimbursements .............................       1.54%          1.60%         1.60%         1.78%         4.01%(2)
Ratio of net investment loss to average
   net assets .................................      (0.70)%        (0.69)%       (0.20)%       (0.46)%       (0.68)%(2)
Portfolio turnover rate .......................     129.18%        122.39%       140.27%       125.99%        94.31%

----------
*   Commencement of operations.
**  Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. The portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has fourteen active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the "Fund"), which commenced investment operations on October 1, 1999. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of thirty billion shares of common stock of which 26.073 billion are currently classified into ninety-seven classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families," seven of which have begun investment operations.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask price prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. With the approval of the Company's Board of Directors, the Fund may use a pricing service, bank or broker/dealer experienced in providing valuations to value the Fund's securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Fund's Valuation Committee as determined by procedures adopted by the Board of Directors.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker-dealers that Bogle Investment Management, L.P. (the "Adviser") considers creditworthy. The seller, under a repurchase agreement, will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

collateral, and, if necessary, requires the seller to deposit additional collateral by the next day of business, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities. For the year ended August 31, 2004, the Fund did not enter into any repurchase agreements.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     The following permanent differences as of August 31, 2004, primarily attributable to net investment loss were reclassified to the following accounts:


                                                                     INCREASE          DECREASE        INCREASE
                                                                    ACCUMULATED       ACCUMULATED     ADDITIONAL
                                                                  NET INVESTMENT     NET REALIZED       PAID-IN
                                                                       LOSS              GAIN           CAPITAL
                                                                  --------------     -------------    ----------
Bogle Investment Management Small Cap Growth Fund                   $2,479,230        $(2,700,964)     $221,734

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     For its advisory services, the Adviser is entitled to receive 1.00% of the Fund's average daily net assets, computed daily and payable monthly.

     The Adviser has agreed to limit the Fund's total operating expenses for the current fiscal year to the extent that such expenses exceed 1.25% of the average daily net assets of the Fund's Institutional Class and 1.35% of the average daily net assets of the Fund's Investor Class. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the year ended August 31, 2004, investment advisory fees and waivers were as follows:


                                                          GROSS                                        NET
                                                      ADVISORY FEES              WAIVERS          ADVISORY FEES
                                                      -------------            ----------         -------------
Bogle Investment Management
     Small Cap Growth Fund                             $3,038,127              $(149,725)          $2,888,402

     The Fund will not pay the Adviser at a later time for any amounts they waived or any amounts assumed.

     In addition to serving as the Fund's investment adviser, Bogle Investment Management, L.P. provides certain shareholder services to the Investor Class of the Fund. As compensation for such services, the Adviser receives a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund's Investor Class.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.115% of the Fund's average daily net assets. In addition, PFPC serves as the Fund's transfer and dividend disbursing agent.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Fund and PFPC. This fee is charged to all funds in proportion to their net assets of the RBB Funds. The Bogle Investment Management Small Cap Growth Fund's portion of this fee for the year ended August 31, 2004 was $49,410.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     PFPC voluntarily agreed to waive a portion of its administration and accounting services fees for the Fund. For the year ended August 31, 2004, administration and accounting services fees and waivers were as follows:


                                                  GROSS ADMINISTRATION                       NET ADMINISTRATION AND
                                                     AND ACCOUNTING                            ACCOUNTING SERVICES
                                               SERVICES FEES AND EXPENSES        WAIVERS        FEES AND EXPENSES
                                               --------------------------       ---------    ----------------------
Bogle Investment Management
     Small Cap Growth Fund                              $429,514                $(37,977)           $391,537

     PFPC Distributors, Inc., ("PFPC Distributors") a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Fund. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets. PFPC Distributors voluntarily agreed to waive a portion of its administrative services fees for the Fund.

     For the year ended August 31, 2004, administrative services fees and waivers were as follows:


                                                  GROSS ADMINISTRATIVE                         NET ADMINISTRATIVE
                                                      SERVICES FEES              WAIVERS          SERVICES FEES
                                                  --------------------         ----------      ------------------
Bogle Investment Management
     Small Cap Growth Fund                              $455,719               $(394,956)            $60,763

     The Fund will not pay PFPC or PFPC's affiliates at a later time for any amounts they waived or any amounts assumed.


     PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. As compensation for such custodial services, PFPC Trust Company is entitled to receive a monthly fee equal to an annual rate of 0.03% of the Fund's average daily net assets. PFPC and its affiliates were due fees from the Fund of $56,504 at August 31, 2004.


3.   INVESTMENT IN SECURITIES

     For the year ended August 31, 2004, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                               INVESTMENT SECURITIES
                                          -------------------------------
                                           PURCHASES            SALES
                                          ------------       ------------
Bogle Investment Management
     Small Cap Growth Fund                $403,654,720       $374,665,212

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   CAPITAL SHARE TRANSACTIONS

     As of August 31, 2004, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for the Investor Class.

     Transactions in capital shares were as follows:


                                                                          INSTITUTIONAL CLASS
                                                    ----------------------------------------------------------------
                                                               FOR THE                             FOR THE
                                                             YEAR ENDED                          YEAR ENDED
                                                           AUGUST 31, 2004                     AUGUST 31, 2003
                                                    -----------------------------        ---------------------------
                                                      SHARES            VALUE             SHARES            VALUE
                                                    ---------        ------------        ---------      ------------
Sales ........................................      2,135,001        $ 56,532,403        2,263,361      $ 41,292,855
Redemptions ..................................       (958,444)        (24,625,912)        (936,265)      (16,623,617)
                                                    ---------        ------------        ---------      ------------
Net Increase .................................      1,176,557        $ 31,906,491        1,327,096      $ 24,669,238
                                                    =========        ============        =========      ============


                                                                            INVESTOR CLASS
                                                    ----------------------------------------------------------------
                                                               FOR THE                             FOR THE
                                                             YEAR ENDED                          YEAR ENDED
                                                           AUGUST 31, 2004                     AUGUST 31, 2003
                                                    -----------------------------        ---------------------------
                                                      SHARES            VALUE             SHARES            VALUE
                                                    ---------        ------------        ---------      ------------
Sales ........................................        812,505        $ 21,459,043          685,239      $ 12,710,849
Redemptions ..................................       (800,883)        (21,073,421)        (713,904)      (12,329,772)
                                                    ---------        ------------        ---------      ------------
Net Increase/(Decrease) ......................         11,622         $   385,622          (28,665)        $ 381,077
                                                    =========        ============        =========      ============

5.   FEDERAL INCOME TAX INFORMATION

     At  August  31,  2004,   Federal  tax  cost,   aggregate  gross  unrealized
appreciation and depreciation of securities held by the Fund were as follows:


                                                FEDERAL TAX       UNREALIZED       UNREALIZED      NET UNREALIZED
                                                   COST          APPRECIATION     DEPRECIATION      APPRECIATION
                                               ------------       -----------     ------------       -----------
Bogle Investment Management
     Small Cap Growth Fund                     $265,312,771       $41,051,593     $(12,234,550)      $28,817,043

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                               UNDISTRIBUTED     UNDISTRIBUTED
                                                 ORDINARY          LONG-TERM
                                                  INCOME             GAINS
                                               -------------     -------------
Bogle Investment Management
     Small Cap Growth Fund                      $2,306,138        $27,125,000


     At August 31, 2004, the Fund had no capital loss carryforwards available to offset future capital gains.

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2004, the Fund incurred no post-October capital losses. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                             ORDINARY    LONG-TERM
                                              INCOME       GAINS      TOTAL
                                             --------    ---------    -----
Bogle Investment Management
     Small Cap Growth Fund           2004       --           --         --
                                     2003       --           --         --

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of The RBB Fund, Inc.

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bogle Investment Management Small Cap Growth Fund, a separately managed portfolio of The RBB Fund, Inc. (the "Fund") at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for the two years then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
October 29, 2004

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                           SHAREHOLDER TAX INFORMATION
                                   (UNAUDITED)


     The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's fiscal year end (August 31) as to the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 2004, the following dividends and distributions per share were paid by the Fund:


                            ORDINARY INCOME                         CAPITAL GAINS
                   -------------------------------        -------------------------------
                   INSTITUTIONAL          INVESTOR        INSTITUTIONAL          INVESTOR
                       CLASS                CLASS             CLASS                CLASS
                   -------------          --------        -------------          --------
                         --                   --               --                   --

     Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2004. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2005. There will be no 1099-DIV issued if there is no distribution required.

     Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

     In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                OTHER INFORMATION
                                   (UNAUDITED)


1.   PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(877) 264-5346 and on the Securities and Exchange Commission's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO SCHEDULES

     The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Fund's Form N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                 FUND MANAGEMENT
                                   (UNAUDITED)

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information ("SAI") includes additional information about the Company's directors and may be obtained free of charge by calling (877) 264-5346.


                                                                                                            NUMBER OF
                                                                                                           PORTFOLIOS
                                                                                                            IN FUND
                                 POSITION(S)  TERM OF OFFICE           PRINCIPAL OCCUPATION(S)              COMPLEX       OTHER
  NAME, ADDRESS,                    HELD      AND LENGTH OF                  DURING PAST                    OVERSEEN   DIRECTORSHIPS
AND DATE OF BIRTH                 WITH FUND   TIME SERVED 1                   5 YEARS                          BY         HELD BY
                                                                                                            DIRECTOR*     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky               Director     1988 to         Since 1969, Director and Vice Chairman,          14       Director,
 Comcast Corporation                          present         Comcast Corporation (cable television and                  Comcast
 1500 Market Street,                                          communications); Director, NDS Group PLC                 Corporation
 35th Floor                                                   (provider of systems and applications for
 Philadelphia, PA 19102                                       digital pay TV).
 DOB: 7/16/33
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay                Director     1988 to         Since 2000, Vice President, Fox Chase Cancer     14          None
 Fox Chase Cancer Center                      present         Center (biomedical research and medical
 333 Cottman Avenue                                           care); prior to 2000, Executive Vice
 Philadelphia, PA 19111                                       President, Fox Chase Cancer Center.
 DOB: 12/06/35
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman              Director     1991 to         Since December 2000, Director, Gabelli           14          None
 106 Pierrepont Street                        present         Partners, L.P. (an investment partnership);
 Brooklyn, NY  11201                                          Chief Operating Officer and member of the
 DOB: 5/21/48                                                 Board of Directors of Outercurve Technologies
                                                              (wireless enabling services) until April
                                                              2001; Chief Operating Officer and member of
                                                              the Executive Operating Committee of Warburg
                                                              Pincus Asset Management, Inc.; Executive
                                                              Officer and Director of Credit Suisse Asset
                                                              Management Securities, Inc. (formerly
                                                              Counsellors Securities, Inc.) and
                                                              Director/Trustee of various investment
                                                              companies advised by Warburg Pincus Asset
                                                              Management, Inc. until September 15, 1999;
                                                              Prior to 1997, Managing Director of Warburg
                                                              Pincus Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg             Director    1991 to          Since 1974, Chairman, Director and President,    14        Director,
 Moyco Technologies, Inc.                    present          Moyco Technologies, Inc. (manufacturer of                    Moyco
 200 Commerce Drive                                           precision coated and industrial abrasives).              Technologies,
 Montgomeryville, PA 18936                                    Since 1999, Director, Pennsylvania Business                   Inc.
 DOB: 3/24/34                                                 Bank.
------------------------------------------------------------------------------------------------------------------------------------

*  Each Director oversees fourteen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)


                                                                                                            NUMBER OF
                                                                                                           PORTFOLIOS
                                                                                                            IN FUND
                                 POSITION(S)  TERM OF OFFICE           PRINCIPAL OCCUPATION(S)              COMPLEX       OTHER
  NAME, ADDRESS,                    HELD      AND LENGTH OF                  DURING PAST                    OVERSEEN   DIRECTORSHIPS
AND DATE OF BIRTH                 WITH FUND   TIME SERVED 1                   5 YEARS                          BY         HELD BY
                                                                                                            DIRECTOR*     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky                Director     1991 to         Since July 2002, Senior Vice President and       14         None
 Oppenheimer & Company, Inc.                  present         prior thereto, Executive Vice President of
 200 Park Avenue                                              Oppenheimer & Co., Inc., formerly Fahnestock
 New York, NY 10166                                           & Co., Inc. (a registered broker-dealer).
 DOB: 4/16/38
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall              Director     2002 to         Director of PFPC Inc. from January 1987 to       14         None
 400 Bellevue Parkway                         present         April 2002, Chairman and Chief Executive
 Wilmington, DE 19809                                         Officer of PFPC Inc. until April 2002,
 DOB: 9/25/38                                                 Executive Vice President of PNC Bank,
                                                              National Association from October 1981 to
                                                              April 2002, Director of PFPC International
                                                              Ltd. (financial services) from August 1993 to
                                                              April 2002, Director of PFPC International
                                                              (Cayman) Ltd. (financial services) from
                                                              September 1996 to April 2002; Governor of the
                                                              Investment Company Institute (investment
                                                              company industry trade organization) from
                                                              July 1996 to January 2002; Director of PNC
                                                              Asset Management, Inc. (investment advisory)
                                                              from September 1994 to March 1998; Director
                                                              of PNC National Bank from October 1995 to
                                                              November 1997; Director of Haydon Bolts, Inc.
                                                              (bolt manufacturer) and Parkway Real Estate
                                                              Company (subsidiary of Haydon Bolts, Inc.)
                                                              since 1984.
------------------------------------------------------------------------------------------------------------------------------------

*  Each Director oversees fourteen portfolios of the Company that are currently offered for sale. The
   Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)


                                                                                                            NUMBER OF
                                                                                                           PORTFOLIOS
                                                                                                            IN FUND
                                 POSITION(S)  TERM OF OFFICE           PRINCIPAL OCCUPATION(S)              COMPLEX       OTHER
  NAME, ADDRESS,                    HELD      AND LENGTH OF                  DURING PAST                    OVERSEEN   DIRECTORSHIPS
AND DATE OF BIRTH                 WITH FUND   TIME SERVED 1                   5 YEARS                          BY         HELD BY
                                                                                                            DIRECTOR*     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach                 President    1991 to         Certified Public Accountant; Vice Chairman of    N/A        N/A
 400 Bellevue Parkway               and       present         the Board, Fox Chase Cancer Center; Trustee
 4th Floor                       Treasurer    and             Emeritus, Pennsylvania School for the Deaf;
 Wilmington, DE 19809                         1988 to         Trustee Emeritus, Immaculata University;
 DOB: 6/29/24                                 present         President or Vice President and Treasurer of
                                                              various investment companies advised by
                                                              subsidiaries of PNC Bank Corp. from 1981 to
                                                              1997; Managing General Partner, President
                                                              since 2002, Treasurer since 1981 and Chief
                                                              Compliance Officer since September 2004 of
                                                              Chestnut Street Exchange Fund; and Director
                                                              of the Bradford Funds, Inc. from 1996 to
                                                              2000.
------------------------------------------------------------------------------------------------------------------------------------
 Lisa M. King                    Secretary    Since 2003      Since 2000, Vice President and Counsel, PFPC     N/A        N/A
 301 Bellevue Parkway                                         Inc. (financial services company); Associate,
 2nd Floor                                                    Stradley, Ronon, Stevens & Young, LLC (law
 Wilmington, DE 19809                                         firm) from 1996 to 2000.
 DOB: 1/27/68
------------------------------------------------------------------------------------------------------------------------------------
 Salvatore Faia, Esquire, CPA     Chief       Since 2004      Senior Legal Counsel, PFPC Inc. from 2002 to     N/A        N/A
 Vigilant Compliance            Compliance                    2004; Chief Legal Counsel, Corviant
 186 Dundee Drive, Suite 700      Officer                     Corporation (Investment Adviser,
 Williamstown, NJ 08094                                       Broker/Dealer and Service Provider to
 DOB: 12/25/62                                                Investment Advisers and Separate Accountant
                                                              Providers) from 2001 to 2002; Partner, Pepper
                                                              Hamilton LLP (law firm) from 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------

1  Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the
   Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2  Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr.
   Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation and the Company's
   principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky
   is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

INVESTMENT ADVISER
Bogle Investment Management, L.P.
57 River Street
Suite 206
Wellesley, MA 02481


ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809


TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809


DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406


CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA 19103-7042


COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996



This report is submitted for the general information of the shareholders of the Fund. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data provided in the report.

================================================================================


                              BAKER 500 CORPORATION


================================================================================



                                BAKER 500 GROWTH

                                      FUND

                              OF THE RBB FUND, INC.







                                 [LOGO OMITTED]
                                       B
                                    -------
                                      500

                               INSTITUTIONAL CLASS
                                     CLASS S



================================================================================

                                  ANNUAL REPORT

                                 AUGUST 31, 2004

================================================================================

                              BAKER 500 GROWTH FUND
                                 PRIVACY NOTICE
                                   (UNAUDITED)


The Baker 500 Growth Fund of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o    Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (877) 264-5346.

October 2004

--------------------------------------------------------------------------------
                              BAKER 500 GROWTH FUND
                                  ANNUAL REPORT
--------------------------------------------------------------------------------

October 25, 2004


Fellow Shareholders:

The Baker 500 Growth Fund Institutional Class returned (7.47)% and the S Class (7.56)% for the six month period ending August 31, 2004, versus the Fund's benchmark, the S&P 500 Index, which returned (2.75)% for the same period. As stated in our semi-annual report as of February 29, 2004, we took a full investment position in the middle of January 2004, based on our belief the economy was improving and corporate earnings would continue to grow.

The portfolio performed positively from March through June, but the correction of July and August did have a negative impact on many of the stocks in the Fund, causing performance to go negative for the year during this period.

[CHART OMITTED - EDGAR REPRESENTATION OF DATA IS AS FOLLOWS]

  COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BAKER 500 GROWTH FUND
                  INSTITUTIONAL CLASS(1)(2) VS. S&P 500 INDEX

                                                      TOTAL RETURNS

                              Growth of $10,000          One Year Ended            Since
                              on August 31, 2004         August 31, 2004        Inception(3)
                              ------------------         ---------------        ------------
Baker 500 Growth Fund --
    Institutional Class             $10,117                   0.83%                 0.73%
S&P 500 Index                       $13,404                  11.45%                20.25%

               Baker Institutional Shares         S&P 500 Index

1/28/03                 $10,000                      $10,000
1/31/03                 $10,000                      $10,101
2/28/03                 $10,042                       $9,949
3/31/03                 $10,067                      $10,046
4/30/03                 $10,033                      $10,874
5/31/03                  $9,983                      $11,447
6/30/03                  $9,950                      $11,593
7/31/03                  $9,983                      $11,797
8/31/03                 $10,033                      $12,027
9/30/03                  $9,783                      $11,900
10/31/03                $10,375                      $12,573
11/30/03                $10,500                      $12,684
12/31/03                $10,508                      $13,349
1/31/04                 $10,950                      $13,594
2/29/04                 $10,933                      $13,783
3/31/04                 $10,908                      $13,575
4/30/04                 $10,667                      $13,361
5/31/04                 $10,958                      $13,544
6/30/04                 $11,125                      $13,808
7/31/04                 $10,375                      $13,351
8/31/04                 $10,117                      $13,404

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

---------------------
(1) The chart assumes a hypothetical $10,000 initial investment in the fund made on January 28, 2003 (commencement of operations) and reflects fund expenses. Investors should note that the fund is an actively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.
(2) Baker 500 Corporation waived a portion of its advisory fee. Total returns shown include fee waivers. Total returns would have been lower had there been no fee waivers. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) Annualized return for the period January 28, 2003 (commencement of operations) through August 31, 2004.

--------------------------------------------------------------------------------
                              BAKER 500 GROWTH FUND
                                  ANNUAL REPORT
--------------------------------------------------------------------------------


MACRO-ECONOMIC PERSPECTIVE
From a macro-economic perspective, the tax cuts implemented in 2003 appear to have helped stimulate the economy, along with the continuing low interest rate environment, low inflation impact on pricing, and unemployment close to what the government economists and the Federal Reserve consider a normal level. The past year results in corporate earnings have been continued accelerated growth. Corporations are building large cash positions in their balance sheets.

VALUATION LEVELS
Equity valuations were at 14.8 P/E (price/earnings) ratio for forward earnings on the S&P 500 Index as of August 31, 2004 versus the long-term average P/E over the last 25 years for the S&P 500 Index is at 15.2 P/E. If earnings should continue to compound at 20-25%, the earnings component of the P/E ratio will rise, meaning the price must eventually rise as well to sustain the current P/E ratio or the P/E ratio will drop.

STRATEGY
We have continued to implement a growth strategy to meet our fund objectives. As of August 31, 2004, the Fund portfolio was invested in 20 positions, spread across 13 industries.

We appreciate your continued support and look forward to the investment opportunities that lie ahead for the Baker 500 Growth Fund.

Sincerely,


L. Edward Baker
Chief Portfolio Manager





--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE S&P 500 IS A CAPITALIZATION-WITHED INDEX OF 500 STOCKS. THE INDEX IS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD U.S. ECONOMY THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES. A DIRECT INVESTMENT IN THE INDEX IS NOT POSSIBLE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              BAKER 500 GROWTH FUND
                              FUND EXPENSE EXAMPLES
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees; and (2) ongoing costs, including management fees; distribution fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from March 1, 2004 through August 31, 2004.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                           BAKER 500 GROWTH FUND - INSTITUTIONAL CLASS
                                          --------------------------------------------------------------------------
                                          BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE      EXPENSES PAID DURING
                                               MARCH 1, 2004             AUGUST 31, 2004               PERIOD*
                                          -----------------------     --------------------      --------------------
Actual                                           $1,000.00                 $  925.30                   $5.76
Hypothetical (5% return before expenses)          1,000.00                  1,019.04                    6.06

                                                                 BAKER 500 GROWTH FUND - S CLASS
                                          --------------------------------------------------------------------------
                                          BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE      EXPENSES PAID DURING
                                               MARCH 1, 2004             AUGUST 31, 2004               PERIOD*
                                          -----------------------     --------------------      --------------------
Actual                                           $1,000.00                 $  924.40                   $6.92
Hypothetical (5% return before expenses)          1,000.00                  1,017.82                    7.28

--------------------
* Expenses are equal to an annualized expense ratio of 1.19% for the Institutional Class shares and 1.43% for the Class S shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

                              BAKER 500 GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE

                                     % OF NET
                                      ASSETS        VALUE
                                     --------    -----------
COMMON STOCK:
   Communications
     Equipment ...................     3.8%      $   712,959
   Electronic Equipment &
     Instruments .................     4.8%          892,186
   Energy Equipment &
     Services ....................     4.4%          821,322
   Food & Staples Retailing            5.0%          936,600
   Health Care Equipment &
     Supplies ....................    17.9%        3,330,537
   Health Care Providers &
     Services ....................     7.9%        1,466,880
   Hotels, Restaurants &
     Leisure .....................     3.7%          698,170
   Household Durables ............     2.9%          549,402
   Machinery .....................     4.4%          827,862
   Other Securities ..............     9.1%        1,695,863
   Paper & Forest Products .......     4.4%          829,112
   Personal Products .............     4.6%          852,674
   Specialty Retail ..............     4.5%          843,909
   Telecommunications
     Equipment ...................    10.4%        1,930,618
SHORT-TERM INVESTMENTS ...........     5.4%        1,010,916
OTHER ASSETS IN EXCESS OF
   LIABILITIES ...................     6.8%        1,261,006
                                     ------      -----------
NET ASSETS--100.0% ...............   100.0%      $18,660,016
                                     ======      ===========





    The accompanying notes are an integral part of the financial statements.

                              BAKER 500 GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2004



                                                      NUMBER
                                                     OF SHARES      VALUE
                                                     ---------  ------------
COMMON STOCKS--87.8%
COMMUNICATIONS EQUIPMENT--3.8%
   Avaya, Inc.* ..................................     58,825   $    712,959
                                                                ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.8%
   Waters Corp.* .................................     20,600        892,186
                                                                ------------
ENERGY EQUIPMENT & SERVICES--4.4%
   Schlumberger Ltd. .............................     13,290        821,322
                                                                ------------
FOOD & STAPLES RETAILING--5.0%
   CVS Corp. .....................................     23,415        936,600
                                                                ------------
HEALTH CARE EQUIPMENT & SUPPLIES--17.9%
   Medtronic, Inc. ...............................     17,200        855,700
   St. Jude Medical, Inc.* .......................     12,000        807,000
   Stryker Corp. .................................     19,150        867,495
   Zimmer Holdings, Inc.* ........................     11,225        800,342
                                                                ------------
                                                                   3,330,537
                                                                ------------
HEALTH CARE PROVIDERS & SERVICES--7.9%
   Humana, Inc. * ................................     30,800        585,200
   Quest Diagnostics, Inc. .......................     10,300        881,680
                                                                ------------
                                                                   1,466,880
                                                                ------------
HOTELS, RESTAURANTS & LEISURE--3.7%
   International Game Technology .................     24,200        698,170
                                                                ------------
HOUSEHOLD DURABLES--2.9%
   Stanley Works, (The) ..........................     12,700        549,402
                                                                ------------
MACHINERY--4.4%
   Danaher Corp. .................................     16,100        827,862
                                                                ------------
OTHER SECURITIES--9.1%
   Nasdaq-100 Index Tracking
     Stock .......................................     24,600        837,384
   SPDR Trust Series 1 ...........................      7,725        858,479
                                                                ------------
                                                                   1,695,863
                                                                ------------

                                                      NUMBER
                                                     OF SHARES      VALUE
                                                     ---------  ------------
PAPER & FOREST PRODUCTS--4.4%
   Georgia-Pacific Corp. .........................     24,400   $    829,112
                                                                ------------
PERSONAL PRODUCTS--4.6%
   Avon Products, Inc. ...........................     19,300        852,674
                                                                ------------
SPECIALTY RETAIL--4.5%
   Staples, Inc. .................................     29,425        843,909
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT--10.4%
   Motorola, Inc. ................................     51,100        825,265
   QUALCOMM, Inc. ................................     29,050      1,105,353
                                                                ------------
                                                                   1,930,618
                                                                ------------
     TOTAL COMMON STOCKS
       (Cost $15,080,749) ...................................     16,388,094
                                                                ------------
SHORT TERM INVESTMENTS--5.4%
MONEY MARKET FUNDS--5.4%
   Galaxy Money Market Fund
     1.37% 09/01/04 ..............................    936,671        936,671
   Wilmington Money Market Fund
     0.77% 09/01/04 ..............................     74,245         74,245
                                                                ------------
                                                                   1,010,916
                                                                ------------
     TOTAL SHORT TERM
       INVESTMENTS
       (Cost $1,010,916) ....................................      1,010,916
                                                                ------------
     TOTAL INVESTMENTS--93.2%
       (Cost $16,091,665) ...................................     17,399,010
                                                                ------------

     OTHER ASSETS IN EXCESS OF
       LIABILITIES--6.8% ....................................      1,261,006
                                                                ------------
     NET ASSETS--100.0% .....................................    $18,660,016
                                                                ============
---------------
*  Non-income producing.


    The accompanying notes are an integral part of the financial statements.

                              BAKER 500 GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2004

ASSETS
   Investments, at value (cost - $16,091,665) ..................................     $17,399,010
   Receivable for investments sold .............................................       1,316,575
   Receivable for Fund shares sold .............................................             800
   Dividends and interest receivable ...........................................           8,183
   Prepaid expenses and other assets ...........................................           9,669
                                                                                     -----------
     Total assets ..............................................................      18,734,237
                                                                                     -----------
LIABILITIES
   Payable for Fund shares redeemed ............................................          35,256
   Accrued expenses and other liabilities ......................................          38,965
                                                                                     -----------
     Total liabilities .........................................................          74,221
                                                                                     -----------
NET ASSETS
   Capital stock, $0.001 par value .............................................           1,538
   Additional paid-in capital ..................................................      18,389,555
   Accumulated net realized loss from investments ..............................      (1,038,422)
   Net unrealized appreciation on investments ..................................       1,307,345
                                                                                     -----------
     Net assets ................................................................     $18,660,016
                                                                                     ===========
INSTITUTIONAL CLASS
   Net assets ..................................................................     $14,129,805
                                                                                     -----------
   Shares outstanding ..........................................................       1,163,812
                                                                                     -----------
   Net asset value, offering and redemption price per share ....................     $     12.14
                                                                                     ===========
CLASS S
   Net assets ..................................................................     $ 4,530,211
                                                                                     -----------
   Shares outstanding ..........................................................         374,474
                                                                                     -----------
   Net asset value, offering and redemption price per share ....................     $     12.10
                                                                                     ===========





     The accompanying notes are an integral part of the financial statements

                              BAKER 500 GROWTH FUND
                             STATEMENT OF OPERATIONS

                                                                                    FOR THE YEAR
                                                                                        ENDED
                                                                                   AUGUST 31, 2004
                                                                                 -------------------
INVESTMENT INCOME
   Dividends ...................................................................     $   71,287
   Interest ....................................................................         16,278
                                                                                     ----------
     Total investment income ...................................................         87,565
                                                                                     ----------
EXPENSES
   Advisory fees ...............................................................        174,800
   Service fees and expenses ...................................................        173,340
   Offering costs ..............................................................         26,206
   Federal and state registration fees .........................................         24,088
   Printing fees ...............................................................         18,168
   Audit and legal fees ........................................................         16,751
   Shareholder servicing fees ..................................................         12,251
   Directors' and Officer's fees and expenses ..................................          3,093
   Insurance and other expenses ................................................          1,505
                                                                                     ----------
     Total expenses before waivers and reimbursements ..........................        450,202
     Less: waivers and reimbursements ..........................................       (185,216)
                                                                                     ----------
     Total expenses after waivers and reimbursements ...........................        264,986
                                                                                     ----------
   Net investment loss .........................................................       (177,421)
                                                                                     ----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss from investments ..........................................       (999,471)
   Net change in unrealized appreciation on investments ........................      1,125,228
                                                                                     ----------
   Net realized and unrealized gain from investments ...........................        125,757
                                                                                     ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................     $  (51,664)
                                                                                     ==========






    The accompanying notes are an integral part of the financial statements.

                              BAKER 500 GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                 FOR THE PERIOD
                                                                          FOR THE YEAR          JANUARY 28, 2003*
                                                                             ENDED                   THROUGH
                                                                        AUGUST 31, 2004          AUGUST 31, 2003
                                                                       -----------------        -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment loss ...............................................    $  (177,421)             $  (128,092)
   Net realized loss from investments ................................       (999,471)                 (38,951)
   Net change in unrealized appreciation on investments ..............      1,125,228                  182,117
                                                                          -----------              -----------
   Net decrease in net assets resulting from operations ..............        (51,664)                  15,074
                                                                          -----------              -----------

LESS DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income Institutional Class shares ..................             --                       --
   Net investment income Class S shares ..............................             --                       --
                                                                          -----------              -----------
     Total dividends to shareholders .................................             --                       --
                                                                          -----------              -----------

INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) ...............................      3,090,192               15,606,414
                                                                          -----------              -----------
   Total increase in net assets ......................................      3,038,528               15,621,488
                                                                          -----------              -----------

NET ASSETS
   Beginning of period ...............................................     15,621,488                       --
                                                                          -----------              -----------
   End of period .....................................................    $18,660,016              $15,621,488
                                                                          ===========              ===========

----------------
*  Commencement of operations.


    The accompanying notes are an integral part of the financial statements.

                              BAKER 500 GROWTH FUND
                              FINANCIAL HIGHLIGHTS



--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                 INSTITUTIONAL CLASS
                                                                        -------------------------------------
                                                                                             FOR THE PERIOD
                                                                          FOR THE YEAR      JANUARY 28, 2003*
                                                                              ENDED              THROUGH
                                                                         AUGUST 31, 2004     AUGUST 31, 2003
                                                                        -----------------   -----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...................................     $12.04              $12.00
Net investment loss ....................................................      (0.12)**            (0.12)**
Net realized and unrealized gain on investments ........................       0.22**              0.16**
                                                                             ------              ------
Net increase in net assets resulting from operations ...................       0.10                0.04
                                                                             ------              ------
Distributions to shareholders from:
Net investment income ..................................................         --                  --
Net realized capital gains .............................................         --                  --
                                                                             ------              ------
Net asset value, end of period .........................................     $12.14              $12.04
                                                                             ======              ======
Total investment return(1) .............................................       0.83%               0.33%
                                                                             ======              ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..............................    $14,130             $10,067
Ratio of expenses to average net assets including waivers and
   reimbursements ......................................................       1.41%               2.44%(2)
Ratio of expenses to average net assets excluding waivers and
   reimbursements ......................................................       2.44%               3.34%(2)
Ratio of net investment loss to average net assets .....................      (0.91)%             (1.64)%(2)
Portfolio turnover rate ................................................      99.71%              49.61%

------------------
*    Commencement of operations.
**   Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2)  Annualized.




    The accompanying notes are an integral part of the financial statements.

                              BAKER 500 GROWTH FUND
                              FINANCIAL HIGHLIGHTS

                                                                                       CLASS S
                                                                        -------------------------------------
                                                                                             FOR THE PERIOD
                                                                          FOR THE YEAR      JANUARY 28, 2003*
                                                                              ENDED              THROUGH
                                                                         AUGUST 31, 2004     AUGUST 31, 2003
                                                                        -----------------   -----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...................................     $12.03              $12.00
Net investment loss ....................................................      (0.15)**            (0.13)**
Net realized and unrealized gain on investments ........................       0.22**              0.16**
                                                                             ------              ------
Net increase in net assets resulting from operations ...................       0.07                0.03
                                                                             ------              ------
Distributions to shareholders from:
Net investment income ..................................................         --                  --
Net realized capital gains .............................................         --                  --
                                                                             ------              ------
Net asset value, end of period .........................................     $12.10              $12.03
                                                                             ======              ======
Total investment return(1) .............................................       0.58%               0.25%
                                                                             ======              ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..............................     $4,530              $5,554
Ratio of expenses to average net assets including waivers and
   reimbursements ......................................................       1.69%               2.69%(2)
Ratio of expenses to average net assets excluding waivers and
   reimbursements ......................................................       2.73%               3.66%(2)
Ratio of net investment loss to average net assets .....................      (1.20)%             (1.81)%(2)
Portfolio turnover rate ................................................      99.71%              49.61%

------------------
*    Commencement of operations.
**   Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              BAKER 500 GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS



1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. The portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has fourteen active investment portfolios, including the Baker 500 Growth Fund (the "Fund"), which commenced investment operations on January 28, 2003. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Class S.

     RBB has authorized capital of thirty billion shares of Common Stock of which 26.073 billion are currently classified into ninety-seven classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families," seven of which have begun investment operations.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask price prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. With the approval of the Company's Board of Directors, the Fund may use a pricing service, bank or broker/dealer experienced in providing valuations to value the Fund's securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Fund's Valuation Committee as determined by procedures adopted by the Board of Directors.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker-dealers that Baker 500 Corporation (the "Adviser") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next day of business, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities. For the year ended August 31, 2004, the Fund did not enter into any repurchase agreements.

                              BAKER 500 GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     The following permanent differences as of August 31, 2004, primarily attributable to net investment loss and nondeductible expenses were reclassified to the following accounts:
                                                                    DECREASE
                                              INCREASE             ADDITIONAL
                                             ACCUMULATED             PAID-IN
                                         NET INVESTMENT LOSS         CAPITAL
                                        ---------------------      ----------
Baker 500 Growth Fund                         $177,421             $(177,421)

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

         OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.       TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Baker 500 Corporation serves as the Fund's investment adviser. For its advisory services, the Adviser is entitled to receive 0.98% of the Fund's average daily net assets, computed daily and payable monthly.

                              BAKER 500 GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



     The Adviser voluntarily agreed to waive the investment advisory fee through August 31, 2004. For the year ended August 31, 2004, the fee waivers were as follows:

                            INVESTMENT                       NET INVESTMENT
                           ADVISORY FEES      WAIVERS         ADVISORY FEES
                           -------------    ----------       --------------
Baker 500 Growth Fund        $174,800       $(174,800)           $    --

     The Fund will not pay the Adviser at a later time for any amounts they waived or any they have assumed.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator and transfer agent for the Fund. PFPC Distributors, Inc., a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of the PNC Financial Services Group, Inc., provides certain administrative services to the Fund. PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc., and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     For providing accounting and administration, transfer agency, administrative and custodial services, PFPC and its affiliates are entitled to receive a monthly fee equal to an annual rate of 0.15% of the Fund's first $250 million of average net assets; and, 0.12% of average net assets in excess of $250 million or a minimum of $125,000 annually.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Fund and PFPC. This agreement commenced on June 1, 2003. This fee is charged to all funds in proportion to their net assets of RBB. The Fund's portion of this fee for the year ended August 31, 2004 was $2,935.

     PFPC and its affiliates voluntarily agreed to waive a portion of accounting and administration, transfer agency, administrative services and custodial services fees for the Fund. For the year ended August 31, 2004, fees earned by PFPC and its affiliates and related fee waivers were as follows:

                                GROSS PFPC                         NET PFPC
                               SERVICES FEES                     SERVICES FEES
                               AND EXPENSES        WAIVERS       AND EXPENSES
                               -------------      ---------      -------------
Baker 500 Growth Fund            $173,340         $(10,416)        $162,924

     The Fund will not pay PFPC or PFPC's affiliates at a later time for any amounts they waived or any they have assumed. As of August 31, 2004, the Fund owed PFPC and its affiliates $14,569 for their services.

3.   NON 12B-1 SHAREHOLDER SERVICES PLAN

     The Fund has a Non 12b-1 Shareholder Services Plan (the "Plan") which permits Class S shares of the Fund to pay fees to various service organizations of up to 0.25% of the average daily net assets of such class. Under the Plan, the Fund has entered into agreements with service organizations that provide support services to their customers who are the beneficial owners of shares in Class S. The Fund had a payable of $909 as of August 31, 2004 and paid $12,251 under the Plan for the one-year ended August 31, 2004.

                              BAKER 500 GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



4.   INVESTMENT IN SECURITIES

     For the year ended August 31, 2004, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                          INVESTMENT SECURITIES
                                    --------------------------------
                                      PURCHASES            SALES
                                    -------------      -------------
Baker 500 Growth Fund                $24,526,285        $14,487,956


5.   CAPITAL SHARE TRANSACTIONS

     As of August 31, 2004, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for Class S.

     Transactions in capital shares were as follows:

                                                              INSTITUTIONAL CLASS
                                     --------------------------------------------------------------------
                                                FOR THE YEAR                           FOR THE
                                                    ENDED                    PERIOD JANUARY 28, 2003* TO
                                               AUGUST 31, 2004                     AUGUST 31, 2003
                                     ---------------------------------       ----------------------------
                                         SHARES               VALUE           SHARES             VALUE
                                     --------------        -----------       ---------        -----------
Sales ..........................           593,782         $ 7,545,232        916,574         $11,013,785
Redemptions ....................          (265,907)         (3,338,988)       (80,638)           (969,206)
Reinvestments ..................                --                  --             --                  --
                                      ------------         -----------        -------         -----------
Net Increase ...................           327,875         $ 4,206,244        835,936         $10,044,579
                                      ============         ===========        =======         ===========

                                                                   CLASS S
                                     --------------------------------------------------------------------
                                                FOR THE YEAR                           FOR THE
                                                    ENDED                    PERIOD JANUARY 28, 2003* TO
                                               AUGUST 31, 2004                     AUGUST 31, 2003
                                     ---------------------------------       ----------------------------
                                         SHARES               VALUE           SHARES             VALUE
                                     --------------        -----------       ---------        -----------
Sales                                      162,321          $2,056,652         860,194        $10,338,903
Redemptions                               (249,590)         (3,172,704)       (398,451)        (4,777,068)
Reinvestments                                   --                  --              --                 --
                                      ------------         -----------        --------        -----------
Net Increase/(Decrease)                    (87,269)        $(1,116,052)        461,743        $ 5,561,835
                                      ============         ===========        ========        ===========

--------------
*  Commencement of operations.

                              BAKER 500 GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


6.   FEDERAL INCOME TAX INFORMATION

     At  August  31,  2004,   Federal  tax  cost,   aggregate  gross  unrealized
appreciation and depreciation of securities held by the Fund were as follows:

                                                                                    NET UNREALIZED
                               FEDERAL TAX       UNREALIZED        UNREALIZED        APPRECIATION/
                                  COST          APPRECIATION      DEPRECIATION       DEPRECIATION
                              -------------    --------------    --------------    ----------------
Baker 500 Growth Fund          $16,091,665       $1,613,531        $(306,186)         $1,307,345

     As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                UNDISTRIBUTED    UNDISTRIBUTED
                                                  ORDINARY         LONG-TERM
                                                   INCOME            GAINS
                                                -------------    -------------
Baker 500 Growth Fund                                --               --

     Under Federal tax law, foreign currency losses and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2004, the Fund incurred post-October capital losses of $680,916. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     At August 31, 2004, the Fund had capital loss carryforwards available to offset future capital gains of $357,506 which expire August 31, 2012.

                              BAKER 500 GROWTH FUND
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders and Board of Directors of The RBB Fund, Inc.

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baker 500 Growth Fund, a separately managed portfolio of The RBB Fund, Inc. (the "Fund"), at August 31, 2004, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania

October 29, 2004

                              BAKER 500 GROWTH FUND
                           SHAREHOLDER TAX INFORMATION
                                   (UNAUDITED)



     The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's fiscal year end (August 31) as to the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 2004, the following dividends and distributions per share were paid by the Fund:

             ORDINARY INCOME                        CAPITAL GAINS
     -------------------------------       -------------------------------
     INSTITUTIONAL       INVESTOR          INSTITUTIONAL       INVESTOR
         CLASS             CLASS               CLASS             CLASS
     -------------     -------------       -------------     -------------
           --                --                   --               --

     Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2004. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2005. There will be no 1099-DIV issued if there is no distribution required.

     Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

     In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                              BAKER 500 GROWTH FUND
                                OTHER INFORMATION
                                   (UNAUDITED)



1.   PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(866) 253-8244 and on the Securities and Exchange Commission's website at http://www.sec.gov.

2.   QUARTERLY PORTFOLIO SCHEDULES

     The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Fund's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                              BAKER 500 GROWTH FUND
                                 FUND MANAGEMENT
                                   (UNAUDITED)



     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (877) 264-5346.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF         OTHER
                                              TERM OF OFFICE                                        PORTFOLIOS IN    DIRECTORSHIPS
     NAME, ADDRESS,        POSITION(S) HELD    AND LENGTH OF         PRINCIPAL OCCUPATION(S)         FUND COMPLEX       HELD BY
   AND DATE OF BIRTH           WITH FUND       TIME SERVED 1          DURING PAST 5 YEARS            OVERSEEN BY       DIRECTOR
                                                                                                      DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
                                                    DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky             Director       1988 to present     Since 1969, Director and Vice          14       Director, Comcast
 Comcast Corporation                                              Chairman, Comcast Corporation                      Corporation
 1500 Market Street,                                              (cable television and
 35th Floor                                                       communications); Director, NDS
 Philadelphia, PA 19102                                           Group PLC (provider of systems
 DOB: 7/16/33                                                     and applications for digital
                                                                  pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay              Director       1988 to present     Since 2000, Vice President, Fox        14             None
 Fox Chase Cancer Center                                          Chase Cancer Center (biomedical
 333 Cottman Avenue                                               research and medical care);
 Philadelphia, PA 19111                                           prior to 2000, Executive Vice
 DOB: 12/06/35                                                    President, Fox Chase Cancer
                                                                  Center.
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman            Director       1991 to present     Since December 2000, Director,         14             None
 106 Pierrepont Street                                            Gabelli Partners, L.P. (an
 Brooklyn, NY  11201                                              investment partnership); Chief
 DOB: 5/21/48                                                     Operating Officer and member of
                                                                  the Board of Directors of
                                                                  Outercurve Technologies
                                                                  (wireless enabling services)
                                                                  until April 2001; Chief
                                                                  Operating Officer and member
                                                                  of the Executive Operating
                                                                  Committee of Warburg Pincus
                                                                  Asset Management, Inc.;
                                                                  Executive Officer and Director
                                                                  of Credit Suisse Asset
                                                                  Management Securities, Inc.
                                                                  (formerly Counsellors
                                                                  Securities, Inc.) and
                                                                  Director/Trustee of various
                                                                  investment companies advised
                                                                  by Warburg Pincus Asset
                                                                  Management, Inc. until
                                                                  September 15, 1999; Prior to
                                                                  1997, Managing Director of
                                                                  Warburg Pincus Asset
                                                                  Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg           Director       1991 to present     Since 1974, Chairman, Director         14            Director,
 Moyco Technologies, Inc.                                         and President, Moyco                                  Moyco
 200 Commerce Drive                                               Technologies, Inc. (manufacturer                   Technologies,
 Montgomeryville, PA 18936                                        of precision coated and                                Inc.
 DOB: 3/24/34                                                     industrial abrasives). Since
                                                                  1999, Director, Pennsylvania
                                                                  Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees fourteen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

                              BAKER 500 GROWTH FUND
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF         OTHER
                                              TERM OF OFFICE                                        PORTFOLIOS IN    DIRECTORSHIPS
     NAME, ADDRESS,        POSITION(S) HELD    AND LENGTH OF         PRINCIPAL OCCUPATION(S)         FUND COMPLEX       HELD BY
   AND DATE OF BIRTH           WITH FUND       TIME SERVED 1          DURING PAST 5 YEARS            OVERSEEN BY       DIRECTOR
                                                                                                      DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
                                                    INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky              Director       1991 to present     Since July 2002, Senior Vice           14              None
 Oppenheimer & Company, Inc.                                      President and prior thereto,
 200 Park Avenue                                                  Executive Vice President of
 New York, NY 10166                                               Oppenheimer & Co., Inc.,
 DOB: 4/16/38                                                     formerly Fahnestock & Co., Inc.
                                                                  (a registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall            Director       2002 to present     Director of PFPC Inc. from             14              None
 400 Bellevue Parkway                                             January 1987 to April 2002,
 Wilmington, DE 19809                                             Chairman and Chief Executive
 DOB: 9/25/38                                                     Officer of PFPC Inc. until
                                                                  April 2002, Executive Vice
                                                                  President of PNC Bank,
                                                                  National Association from
                                                                  October 1981 to April 2002,
                                                                  Director of PFPC International
                                                                  Ltd. (financial services) from
                                                                  August 1993 to April 2002,
                                                                  Director of PFPC International
                                                                  (Cayman) Ltd. (financial
                                                                  services) from September 1996
                                                                  to April 2002; Governor of the
                                                                  Investment Company Institute
                                                                  (investment company industry
                                                                  trade organization) from July
                                                                  1996 to January 2002; Director
                                                                  of PNC Asset Management, Inc.
                                                                  (investment advisory) from
                                                                  September 1994 to March 1998;
                                                                  Director of PNC National Bank
                                                                  from October 1995 to November
                                                                  1997; Director of Haydon
                                                                  Bolts, Inc. (bolt manufacturer)
                                                                  and Parkway Real Estate Company
                                                                  (subsidiary of Haydon Bolts,
                                                                  Inc.) since 1984.
------------------------------------------------------------------------------------------------------------------------------------

                              BAKER 500 GROWTH FUND
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF         OTHER
                                              TERM OF OFFICE                                        PORTFOLIOS IN    DIRECTORSHIPS
     NAME, ADDRESS,        POSITION(S) HELD    AND LENGTH OF         PRINCIPAL OCCUPATION(S)         FUND COMPLEX       HELD BY
   AND DATE OF BIRTH           WITH FUND       TIME SERVED 1          DURING PAST 5 YEARS            OVERSEEN BY       DIRECTOR
                                                                                                      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach               President      1991 to present     Certified Public Accountant;           N/A              N/A
 400 Bellevue Parkway             and               and           Vice Chairman of the Board, Fox
 4th Floor                     Treasurer      1988 to present     Chase Cancer Center; Trustee
 Wilmington, DE 19809                                             Emeritus, Pennsylvania School
 DOB: 6/29/24                                                     for the Deaf; Trustee Emeritus,
                                                                  Immaculata University; President
                                                                  or Vice President and Treasurer
                                                                  of various investment companies
                                                                  advised by subsidiaries of PNC
                                                                  Bank Corp. from 1981 to 1997;
                                                                  Managing General Partner,
                                                                  President since 2002, Treasurer
                                                                  since 1981 and Chief Compliance
                                                                  Officer since September 2004 of
                                                                  Chestnut Street Exchange Fund;
                                                                  and Director of the Bradford
                                                                  Funds, Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Lisa M. King                  Secretary      Since 2003          Since 2000, Vice President and         N/A              N/A
 301 Bellevue Parkway                                             Counsel, PFPC Inc. (financial
 2nd Floor                                                        services company); Associate,
 Wilmington, DE 19809                                             Stradley, Ronon, Stevens &
 DOB: 1/27/68                                                     Young, LLC (law firm) from
                                                                  1996-2000.
------------------------------------------------------------------------------------------------------------------------------------
 Salvatore Faia, Esquire, CPA    Chief        Since 2004          Senior Legal Counsel, PFPC from        N/A              N/A
 Vigilant Compliance           Compliance                         2002 to 2004; Chief Legal
 186 Dundee Drive, Suite 700    Officer                           Counsel, Corviant Corporation
 Williamstown, NJ 08094                                           (Investment Adviser,
 DOB: 12/25/62                                                    Broker/Dealer and Service
                                                                  Provider to Investment Advisers
                                                                  and Separate Accountant
                                                                  Providers) from 2001 to 2002;
                                                                  Partner, Pepper Hamilton LLP
                                                                  (law firm) from 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director  serves for an indefinite  period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation and the Company's principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested
  Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER
Baker 500 Corporation
601 Carlson Parkway
Suite 1050
Minnetonka, MN 55305


ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809


TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809


DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406


CUSTODIAN
PFPCTrust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA 19103-7042


COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996






This report is submitted for the general information of the shareholders of the Fund. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data provided in the report.


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Julian A. Brodsky, Francis J. McKay, and Marvin E. Sternberg are the registrant's audit committee financial experts and each of them is "independent."

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $251,000 for 2003 and $260,500 for 2004.

AUDIT-RELATED FEES
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $17,500 for 2003 and $850 for 2004 - for out-of-pocket expenses related to the audit.

TAX FEES
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $8,500 for 2003 and $5,100 for 2004 - for excise tax review.

ALL OTHER FEES
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2003 and $0 for 2004.

     (e)(1)    Disclose   the  audit  committee's   pre-approval   policies  and
               procedures   described  in  paragraph  (c)(7)  of  Rule  2-01  of
               Regulation S-X.

               PRE-APPROVAL OF AUDIT AND PERMITTED NON-AUDIT SERVICES
               ------------------------------------------------------

               1. PRE-APPROVAL REQUIREMENTS OF THE COMPANY. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees associated with those services.

               2. PRE-APPROVAL REQUIREMENTS OF AFFILIATES. Additionally, the Committee shall pre-approve any engagement of the Auditor to provide non-audit services to an investment adviser of a Portfolio or to any affiliate of such investment adviser that provides ongoing services to the Company, if the engagement relates directly to the operations and financial reporting of the Company.

               3. DELEGATION. The Committee may delegate to the Chairman of the Committee, or if the Chairman is not available, one or more of its members, the authority to grant pre-approvals. The decisions of any member to whom authority is delegated shall be presented to the full Committee at its next scheduled meeting.

               4. PROHIBITED SERVICES. The Committee shall confirm with the Auditor that the Auditor is not performing contemporaneously with the Company's audit any prohibited non-audit services for the Company, any investment adviser of a Portfolio, or any affiliates of the Company or such investment advisers. The Auditor is responsible for informing the Committee of whether it believes that a particular service is permissible or prohibited pursuant to applicable regulations and standards.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100%

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2003 and $0 for 2004.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)    Certifications pursuant to  Rule 30a-2(a) under the 1940 Act  and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.


     (b)       Certifications pursuant  to Rule 30a-2(a) under the  1940 Act and
               Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    The RBB Fund, Inc.
            -------------------------------------------------------------------

By (Signature and Title)*  /s/ Edward J. Roach
                         ------------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer)

Date                       December 30, 2004
    ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Edward J. Roach
                         ------------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive & principal financial officer)

Date                       December 30, 2004
    ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.